UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05962

Name of Registrant:	Vanguard Variable Insurance Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—December 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Global Bond Index Portfolio Global Bond Index Portfolio

Moderate Allocation Portfolio Moderate Allocation Portfolio

Conservative Allocation Portfolio Conservative Allocation Portfolio

Mid-Cap Index Portfolio Mid-Cap Index Portfolio

Total International Stock Market Index Portfolio Total International Stock Market Index Portfolio

Total Stock Market Index Portfolio Total Stock Market Index Portfolio

Real Estate Index Portfolio Real Estate Index Portfolio

Equity Index Portfolio Equity Index Portfolio

Vanguard Variable Insurance Funds - Global Bond Index Portfolio
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Global Bond Index Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Global Bond Index Portfolio	$13	0.13%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Global Bond Composite Index.
  Overall, the global economy continued to expand, and consumer price inflation trended lower. That supportive backdrop set the stage for the European Central Bank, the Bank of England, and the U.S. Federal Reserve to begin cutting short-term interest rates this past summer, although longer-term rates moved higher in December in a number of markets.
  Returns were positive for most countries. Generally, bonds with shorter maturities returned more than those with longer maturities. Outside the U.S., lower-rated investment-grade bonds tended to outperform higher-rated ones. Inside the U.S., the highest- and lowest-rated investment-grade bonds outperformed those in the middle.
  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: September 7, 2017, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/7/2017)
Vanguard Variable Insurance Funds - Global Bond Index Portfolio	2.03%	-0.23%	1.04%
Global Bond Composite Index	2.07%	-0.11%	1.16%
Bloomberg Global Aggregate Float Adjusted Index*	-1.09%	-1.54%	-0.42%
Bloomberg Global Aggregate Float Adjusted Index Hedged	3.54%	0.52%	1.73%
*
The Fund's broad-based benchmark is different from the one used for the immediately preceding fiscal year to reflect new regulatory requirements. The Bloomberg Global Aggregate Float Adjusted Index is considered broadly representative of the overall securities market applicable to the Fund.

This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$488
Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of December 31, 2024)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	70.0%
Vanguard Total International Bond Index Fund Admiral Shares	30.0%
Other Assets and Liabilities—Net	0.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1558

Vanguard Variable Insurance Funds - Moderate Allocation Portfolio
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Moderate Allocation Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Moderate Allocation Portfolio	$14	0.13%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, boosting stock returns, but sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  The Fund targets an asset allocation of approximately 60% stocks and 40% bonds by investing in a range of underlying Vanguard funds. The Variable Insurance Funds Equity Index Portfolio, which returned 24.84%, helped performance the most; Extended Market Index Fund Admiral Shares returned 16.91%. Total International Stock Index Fund Admiral Shares returned 5.14%, Total International Bond Index Fund Admiral Shares 3.67%, and the Variable Insurance Funds Total Bond Market Index Portfolio 1.24%.
  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Moderate Allocation Portfolio	10.32%	6.06%	6.52%
Moderate Allocation Composite Index	10.60%	6.46%	6.80%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$678
Number of Portfolio Holdings	6
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of December 31, 2024)
Vanguard Variable Insurance Funds—Equity Index Portfolio	32.0%
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	28.3%
Vanguard Total International Stock Index Fund Admiral Shares	22.7%
Vanguard Total International Bond Index Fund Admiral Shares	12.2%
Vanguard Extended Market Index Fund Admiral Shares	4.9%
Other Assets and Liabilities—Net	(0.1)%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, its expense ratio was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR712

Vanguard Variable Insurance Funds - Conservative Allocation Portfolio
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Conservative Allocation Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Conservative Allocation Portfolio	$13	0.13%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, boosting stock returns, but sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  The Fund targets an asset allocation of approximately 40% stocks and 60% bonds by investing in a range of underlying Vanguard funds. The Variable Insurance Funds Equity Index Portfolio, which returned 24.84%, helped performance the most; Extended Market Index Fund Admiral Shares returned 16.91%. Total International Stock Index Fund Admiral Shares returned 5.14%, Total International Bond Index Fund Admiral Shares 3.67%, and the Variable Insurance Funds Total Bond Market Index Portfolio 1.24%.
  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Conservative Allocation Portfolio	7.49%	4.04%	4.90%
Conservative Allocation Composite Index	7.73%	4.35%	5.13%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$469
Number of Portfolio Holdings	6
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of December 31, 2024)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	42.2%
Vanguard Variable Insurance Funds—Equity Index Portfolio	20.8%
Vanguard Total International Bond Index Fund Admiral Shares	18.2%
Vanguard Total International Stock Index Fund Admiral Shares	15.4%
Vanguard Extended Market Index Fund Admiral Shares	3.4%
Other Assets and Liabilities—Net	0.0%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, its expense ratio was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR710

Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Mid-Cap Index Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio	$18	0.17%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Nine of the benchmark’s 11 industry sectors posted positive returns. Industrials and financials contributed most to the benchmark’s total return. Other notable contributors included technology, utility, and consumer discretionary companies. Health care and basic materials stocks detracted.
  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio	15.08%	9.70%	9.41%
CRSP US Mid Cap Index	15.25%	9.86%	9.57%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$2,891
Number of Portfolio Holdings	319
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$46
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	2.6%
Consumer Discretionary	13.1%
Consumer Staples	5.9%
Energy	5.5%
Financials	13.5%
Health Care	8.6%
Industrials	19.9%
Real Estate	7.7%
Technology	13.9%
Telecommunications	1.0%
Utilities	8.2%
Other Assets and Liabilities—Net	0.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR288

Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Total International Stock Market Index Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio	$11	0.11%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund underperformed its benchmark, the FTSE Global All Cap ex US Index. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the published prices for the same securities. This practice is known as fair-value pricing.
  Overall, the global economy continued to expand, and consumer price inflation trended lower. That supportive backdrop set the stage for the European Central Bank, the Bank of England, and the U.S. Federal Reserve to begin cutting short-term interest rates this past summer, although longer-term rates moved higher in December in a number of markets.
  Among economic sectors, financial and information technology stocks contributed most to the benchmark’s return. Detractors included basic materials and consumer staples stocks.
  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: September 7, 2017, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/7/2017)
Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio	5.06%	4.23%	4.19%
FTSE Global All Cap ex US Index	5.53%	4.42%	4.43%
MSCI All Country World Index ex USA Net	5.53%	4.10%	4.21%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$1,561
Number of Portfolio Holdings	8
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of December 31, 2024)
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	28.0%
Vanguard Developed Markets Index Fund Admiral Shares	28.0%
Vanguard Emerging Markets Stock Index Fund Admiral Shares	19.4%
Vanguard European Stock Index Fund Admiral Shares	11.5%
Vanguard Pacific Stock Index Fund Admiral Shares	7.8%
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	3.2%
Vanguard FTSE Canada All Cap Index ETF	2.1%
Other Assets and Liabilities—Net	0.0%
How has the Fund changed?
Subsequent to the Fund's fiscal year end, its expense ratio was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1557

Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Total Stock Market Index Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio	$15	0.13%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark index.
  U.S. economic growth hovered around 3% on a year-by-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Each of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Information technology, the index’s largest sector by weight, posted extremely strong results and was by far the greatest contributor to return. Financials and communication services were also among the top contributors.
  For the decade ended December 31, the Fund performed roughly in line with its benchmark, which returned about 12.50%, annualized.
  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio	23.71%	13.67%	12.37%
S&P Total Market Index	23.88%	13.78%	12.48%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$5,423
Number of Portfolio Holdings	3
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of December 31, 2024)
Vanguard Variable Insurance Funds—Equity Index Portfolio	87.2%
Vanguard Extended Market Index Fund Admiral Shares	12.8%
Other Assets and Liabilities—Net	0.0%
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR287

Vanguard Variable Insurance Funds - Real Estate Index Portfolio
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Real Estate Index Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Real Estate Index Portfolio	$27	0.26%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices and muddied the picture for future mortgage rates.
  It was a volatile year for real estate, and sectors posted wildly disparate returns. REITs in health care, data centers, retail, and multifamily residences were among those that posted strong double-digit gains, while REITs for industrials and telecom towers, among others, saw double-digit declines.
  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Real Estate Index Portfolio	4.74%	2.84%	4.99%
Real Estate Spliced Index	5.05%	3.12%	5.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$1,103
Number of Portfolio Holdings	158
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$18
Portfolio Composition % of Net Assets (as of December 31, 2024)
Data Center REITs	10.2%
Health Care REITs	11.8%
Industrial REITs	10.2%
Multi-Family Residential REITs	8.9%
Office REITs	3.4%
Other Specialized REITs	6.7%
Real Estate Services	7.5%
Retail REITs	13.8%
Self-Storage REITs	6.3%
Single-Family Residential REITs	4.1%
Telecom Tower REITs	10.2%
Other Assets and Liabilities—Net	6.9%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR349

Vanguard Variable Insurance Funds - Equity Index Portfolio
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Equity Index Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Equity Index Portfolio	$16	0.14%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Standard & Poor’s 500 Index.
  U.S. economic growth hovered around 3% on a year-by-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Ten of the benchmark’s 11 industry sectors recorded positive results for the 12 months. Information technology, the index’s largest sector by weight, posted extremely strong results and was by far the largest contributor to return. Financial and communication services stocks were also among the top contributors.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned a bit more than 13%, annualized.
  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Equity Index Portfolio	24.84%	14.36%	12.95%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$11,479
Number of Portfolio Holdings	505
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$253
Portfolio Composition % of Net Assets (as of December 31, 2024)
Communication Services	9.4%
Consumer Discretionary	11.2%
Consumer Staples	5.5%
Energy	3.2%
Financials	13.6%
Health Care	10.1%
Industrials	8.1%
Information Technology	32.5%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.1%
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR107

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
(a) Audit Fees.	$628,000	$547,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$628,000	$547,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.
(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$2,062,604	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,158,024	$4,999,862

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Global Bond Index Portfolio
(with underlying Total Bond Market Index Portfolio)

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	9
Tax information	10

Global Bond Index Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Fund (70.0%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	32,659,291	341,616
International Bond Fund (30.0%)
Vanguard Total International Bond Index Fund Admiral Shares	7,452,073	146,284
Total Investment Companies (Cost $554,226)		487,900
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.466% (Cost $—)	5	—
Total Investments (100.0%) (Cost $554,226)		487,900
Other Assets and Liabilities—Net (0.0%)		(4)
Net Assets (100%)		487,896
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Global Bond Index Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $554,226)	487,900
Receivables for Investment Securities Sold	3,553
Receivables for Capital Shares Issued	577
Total Assets	492,030
Liabilities
Due to Custodian	16
Payables for Capital Shares Redeemed	4,118
Total Liabilities	4,134
Net Assets	487,896
At December 31, 2024, net assets consisted of:

Paid-in Capital	539,930
Total Distributable Earnings (Loss)	(52,034)
Net Assets	487,896

Net Assets
Applicable to 26,508,561 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	487,896
Net Asset Value Per Share	$18.41
See accompanying Notes, which are an integral part of the Financial Statements.
2

Global Bond Index Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	14,493
Net Investment Income—Note B	14,493
Realized Net Gain (Loss) on Affiliated Funds Sold	968
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(6,234)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,227
See accompanying Notes, which are an integral part of the Financial Statements.
3

Global Bond Index Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,493	12,438
Realized Net Gain (Loss)	968	108
Change in Unrealized Appreciation (Depreciation)	(6,234)	13,734
Net Increase (Decrease) in Net Assets Resulting from Operations	9,227	26,280
Distributions
Total Distributions	(13,153)	(8,331)
Capital Share Transactions
Issued	114,641	80,231
Issued in Lieu of Cash Distributions	13,153	8,331
Redeemed	(77,033)	(51,161)
Net Increase (Decrease) from Capital Share Transactions	50,761	37,401
Total Increase (Decrease)	46,835	55,350
Net Assets
Beginning of Period	441,061	385,711
End of Period	487,896	441,061
See accompanying Notes, which are an integral part of the Financial Statements.
4

Global Bond Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.60	$17.83	$21.30	$22.40	$21.41
Investment Operations
Net Investment Income[1]	.571	.546	.352	.498	.437
Capital Gain Distributions Received[1]	—	—	.098	.165	.011
Net Realized and Unrealized Gain (Loss) on Investments	(.207)	.602	(3.193)	(1.083)	.962
Total from Investment Operations	.364	1.148	(2.743)	(.420)	1.410
Distributions
Dividends from Net Investment Income	(.534)	(.348)	(.531)	(.390)	(.338)
Distributions from Realized Capital Gains	(.020)	(.030)	(.196)	(.290)	(.082)
Total Distributions	(.554)	(.378)	(.727)	(.680)	(.420)
Net Asset Value, End of Period	$18.41	$18.60	$17.83	$21.30	$22.40
Total Return	2.03%	6.52%	-13.13%	-1.84%	6.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$488	$441	$386	$465	$438
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.12%	3.04%	1.87%	2.32%	1.98%
Portfolio Turnover Rate	10%	8%	11%	7%	16%
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Bond Index Portfolio
Notes to Financial Statements
The Global Bond Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in Vanguard Variable Insurance Funds Total Bond Market Index Portfolio. The accompanying financial statements of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the year ended December 31, 2024, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2024, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
6

Global Bond Index Portfolio
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	14,778
Undistributed Long-Term Gains	39
Net Unrealized Gains (Losses)	(66,851)
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(52,034)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	12,867	7,663
Long-Term Capital Gains	286	668
Total	13,153	8,331
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	554,751
Gross Unrealized Appreciation	365
Gross Unrealized Depreciation	(67,216)
Net Unrealized Appreciation (Depreciation)	(66,851)
E.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	6,277	4,476
Issued in Lieu of Cash Distributions	733	465
Redeemed	(4,210)	(2,865)
Net Increase (Decrease) in Shares Outstanding	2,800	2,076
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	173	NA1	NA1	—	—	6	—	—
Vanguard Total International Bond Index Fund	132,090	32,932	18,136	199	(801)	5,855	—	146,284
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	308,882	66,218	28,820	769	(5,433)	8,632	—	341,616
Total	441,145	99,150	46,956	968	(6,234)	14,493	—	487,900
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
7

Global Bond Index Portfolio
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At December 31, 2024, two shareholders (insurance company separate accounts whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) were each a record or beneficial owner of at least 25% or more of the portfolio’s net assets, with a combined ownership of 67%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Global Bond Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Global Bond Index Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
The portfolio hereby designates for the fiscal year $3,561,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $286,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The portfolio hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Q690GBI 022025
10

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Total Bond Market Index Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	119
Tax information	120

Total Bond Market Index Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (67.1%)
U.S. Government Securities (46.9%)
United States Treasury Note/Bond	3.875%	1/15/26	6,775	6,752
United States Treasury Note/Bond	0.375%	1/31/26	11,120	10,668
United States Treasury Note/Bond	2.625%	1/31/26	4,700	4,620
United States Treasury Note/Bond	4.250%	1/31/26	4,729	4,729
United States Treasury Note/Bond	1.625%	2/15/26	9,136	8,875
United States Treasury Note/Bond	4.000%	2/15/26	6,868	6,849
United States Treasury Note/Bond	0.500%	2/28/26	13,565	12,995
United States Treasury Note/Bond	2.500%	2/28/26	3,700	3,627
United States Treasury Note/Bond	4.625%	2/28/26	9,546	9,584
United States Treasury Note/Bond	4.625%	3/15/26	7,000	7,030
United States Treasury Note/Bond	0.750%	3/31/26	10,502	10,059
United States Treasury Note/Bond	2.250%	3/31/26	6,250	6,098
United States Treasury Note/Bond	4.500%	3/31/26	11,100	11,131
United States Treasury Note/Bond	3.750%	4/15/26	6,220	6,180
United States Treasury Note/Bond	0.750%	4/30/26	9,777	9,339
United States Treasury Note/Bond	2.375%	4/30/26	4,780	4,664
United States Treasury Note/Bond	4.875%	4/30/26	12,872	12,973
United States Treasury Note/Bond	1.625%	5/15/26	10,789	10,413
United States Treasury Note/Bond	3.625%	5/15/26	7,086	7,027
United States Treasury Note/Bond	0.750%	5/31/26	11,025	10,500
United States Treasury Note/Bond	2.125%	5/31/26	4,595	4,461
United States Treasury Note/Bond	4.875%	5/31/26	19,563	19,726
United States Treasury Note/Bond	4.125%	6/15/26	6,563	6,552
United States Treasury Note/Bond	0.875%	6/30/26	11,483	10,927
United States Treasury Note/Bond	1.875%	6/30/26	3,535	3,415
United States Treasury Note/Bond	4.625%	6/30/26	9,060	9,110
United States Treasury Note/Bond	4.500%	7/15/26	7,723	7,750
United States Treasury Note/Bond	0.625%	7/31/26	9,800	9,261
United States Treasury Note/Bond	1.875%	7/31/26	6,966	6,716
United States Treasury Note/Bond	4.375%	7/31/26	13,828	13,854
United States Treasury Note/Bond	1.500%	8/15/26	10,068	9,637
United States Treasury Note/Bond	4.375%	8/15/26	10,028	10,047
United States Treasury Note/Bond	6.750%	8/15/26	2,300	2,384
United States Treasury Note/Bond	0.750%	8/31/26	15,274	14,424
United States Treasury Note/Bond	1.375%	8/31/26	3,100	2,959
United States Treasury Note/Bond	3.750%	8/31/26	12,393	12,298
United States Treasury Note/Bond	4.625%	9/15/26	5,800	5,834
United States Treasury Note/Bond	0.875%	9/30/26	11,270	10,636
United States Treasury Note/Bond	1.625%	9/30/26	1,615	1,545
United States Treasury Note/Bond	3.500%	9/30/26	9,191	9,078
United States Treasury Note/Bond	4.625%	10/15/26	5,550	5,585
United States Treasury Note/Bond	1.125%	10/31/26	9,930	9,389
United States Treasury Note/Bond	1.625%	10/31/26	4,075	3,889
United States Treasury Note/Bond	4.125%	10/31/26	6,206	6,193
United States Treasury Note/Bond	2.000%	11/15/26	7,946	7,626
United States Treasury Note/Bond	4.625%	11/15/26	8,408	8,463
United States Treasury Note/Bond	6.500%	11/15/26	765	797
United States Treasury Note/Bond	1.250%	11/30/26	3,845	3,635
United States Treasury Note/Bond	1.625%	11/30/26	5,070	4,828
United States Treasury Note/Bond	4.250%	11/30/26	24,049	24,049
United States Treasury Note/Bond	4.375%	12/15/26	10,994	11,021
United States Treasury Note/Bond	1.250%	12/31/26	9,191	8,668
United States Treasury Note/Bond	1.750%	12/31/26	2,133	2,032
United States Treasury Note/Bond	4.250%	12/31/26	4,560	4,560
United States Treasury Note/Bond	4.000%	1/15/27	5,469	5,443
United States Treasury Note/Bond	1.500%	1/31/27	16,084	15,209
United States Treasury Note/Bond	2.250%	2/15/27	6,372	6,115
United States Treasury Note/Bond	4.125%	2/15/27	9,489	9,463
United States Treasury Note/Bond	6.625%	2/15/27	65	68
United States Treasury Note/Bond	1.125%	2/28/27	3,143	2,942

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.875%	2/28/27	11,613	11,049
United States Treasury Note/Bond	4.250%	3/15/27	9,250	9,250
United States Treasury Note/Bond	0.625%	3/31/27	3,963	3,659
United States Treasury Note/Bond	2.500%	3/31/27	6,975	6,717
United States Treasury Note/Bond	4.500%	4/15/27	8,618	8,663
United States Treasury Note/Bond	0.500%	4/30/27	4,290	3,935
United States Treasury Note/Bond	2.750%	4/30/27	5,620	5,434
United States Treasury Note/Bond	2.375%	5/15/27	10,931	10,469
United States Treasury Note/Bond	4.500%	5/15/27	10,117	10,169
United States Treasury Note/Bond	0.500%	5/31/27	6,605	6,039
United States Treasury Note/Bond	2.625%	5/31/27	8,160	7,857
United States Treasury Note/Bond	4.625%	6/15/27	3,739	3,771
United States Treasury Note/Bond	0.500%	6/30/27	8,889	8,104
United States Treasury Note/Bond	3.250%	6/30/27	9,864	9,634
United States Treasury Note/Bond	4.375%	7/15/27	6,993	7,013
United States Treasury Note/Bond	0.375%	7/31/27	8,560	7,752
United States Treasury Note/Bond	2.750%	7/31/27	9,284	8,943
United States Treasury Note/Bond	2.250%	8/15/27	7,572	7,197
United States Treasury Note/Bond	3.750%	8/15/27	9,160	9,045
United States Treasury Note/Bond	6.375%	8/15/27	185	194
United States Treasury Note/Bond	0.500%	8/31/27	7,825	7,089
United States Treasury Note/Bond	3.125%	8/31/27	7,888	7,662
United States Treasury Note/Bond	3.375%	9/15/27	7,144	6,982
United States Treasury Note/Bond	0.375%	9/30/27	8,525	7,671
United States Treasury Note/Bond	4.125%	9/30/27	7,865	7,836
United States Treasury Note/Bond	3.875%	10/15/27	8,813	8,722
United States Treasury Note/Bond	0.500%	10/31/27	10,290	9,261
United States Treasury Note/Bond	4.125%	10/31/27	8,761	8,728
United States Treasury Note/Bond	2.250%	11/15/27	8,402	7,944
United States Treasury Note/Bond	4.125%	11/15/27	10,465	10,422
United States Treasury Note/Bond	6.125%	11/15/27	2,714	2,843
United States Treasury Note/Bond	0.625%	11/30/27	8,128	7,320
United States Treasury Note/Bond	3.875%	11/30/27	7,507	7,424
United States Treasury Note/Bond	4.000%	12/15/27	6,765	6,714
United States Treasury Note/Bond	0.625%	12/31/27	11,360	10,203
United States Treasury Note/Bond	3.875%	12/31/27	6,060	5,993
United States Treasury Note/Bond	0.750%	1/31/28	12,285	11,037
United States Treasury Note/Bond	3.500%	1/31/28	7,650	7,477
United States Treasury Note/Bond	2.750%	2/15/28	9,790	9,349
United States Treasury Note/Bond	1.125%	2/29/28	11,393	10,336
United States Treasury Note/Bond	4.000%	2/29/28	4,186	4,149
United States Treasury Note/Bond	1.250%	3/31/28	10,511	9,547
United States Treasury Note/Bond	3.625%	3/31/28	8,071	7,907
United States Treasury Note/Bond	1.250%	4/30/28	10,814	9,793
United States Treasury Note/Bond	3.500%	4/30/28	6,703	6,535
United States Treasury Note/Bond	2.875%	5/15/28	12,080	11,540
United States Treasury Note/Bond	1.250%	5/31/28	10,615	9,588
United States Treasury Note/Bond	3.625%	5/31/28	8,468	8,283
United States Treasury Note/Bond	1.250%	6/30/28	9,941	8,959
United States Treasury Note/Bond	4.000%	6/30/28	8,012	7,931
United States Treasury Note/Bond	1.000%	7/31/28	11,480	10,221
United States Treasury Note/Bond	4.125%	7/31/28	6,769	6,724
United States Treasury Note/Bond	2.875%	8/15/28	13,491	12,835
United States Treasury Note/Bond	5.500%	8/15/28	325	338
United States Treasury Note/Bond	1.125%	8/31/28	12,537	11,183
United States Treasury Note/Bond	4.375%	8/31/28	5,107	5,113
United States Treasury Note/Bond	1.250%	9/30/28	11,767	10,517
United States Treasury Note/Bond	4.625%	9/30/28	8,643	8,727
United States Treasury Note/Bond	1.375%	10/31/28	10,725	9,609
United States Treasury Note/Bond	4.875%	10/31/28	8,068	8,214
United States Treasury Note/Bond	3.125%	11/15/28	11,328	10,839
United States Treasury Note/Bond	5.250%	11/15/28	1,655	1,703
United States Treasury Note/Bond	1.500%	11/30/28	9,995	8,978
United States Treasury Note/Bond	4.375%	11/30/28	11,190	11,199
United States Treasury Note/Bond	1.375%	12/31/28	13,899	12,396
United States Treasury Note/Bond	3.750%	12/31/28	8,356	8,171
United States Treasury Note/Bond	1.750%	1/31/29	8,040	7,261
United States Treasury Note/Bond	4.000%	1/31/29	9,078	8,956
United States Treasury Note/Bond	2.625%	2/15/29	10,133	9,474
United States Treasury Note/Bond	1.875%	2/28/29	8,640	7,827

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.250%	2/28/29	12,436	12,382
United States Treasury Note/Bond	2.375%	3/31/29	9,595	8,857
United States Treasury Note/Bond	4.125%	3/31/29	9,089	9,004
United States Treasury Note/Bond	2.875%	4/30/29	9,400	8,849
United States Treasury Note/Bond	4.625%	4/30/29	9,639	9,735
United States Treasury Note/Bond	2.375%	5/15/29	9,196	8,477
United States Treasury Note/Bond	2.750%	5/31/29	8,802	8,231
United States Treasury Note/Bond	4.500%	5/31/29	12,804	12,870
United States Treasury Note/Bond	3.250%	6/30/29	7,145	6,819
United States Treasury Note/Bond	4.250%	6/30/29	10,477	10,423
United States Treasury Note/Bond	2.625%	7/31/29	6,550	6,077
United States Treasury Note/Bond	4.000%	7/31/29	10,176	10,020
United States Treasury Note/Bond	1.625%	8/15/29	7,070	6,277
United States Treasury Note/Bond	3.125%	8/31/29	5,835	5,529
United States Treasury Note/Bond	3.625%	8/31/29	10,055	9,741
United States Treasury Note/Bond	3.500%	9/30/29	12,905	12,423
United States Treasury Note/Bond	3.875%	9/30/29	5,525	5,406
United States Treasury Note/Bond	4.000%	10/31/29	5,925	5,827
United States Treasury Note/Bond	4.125%	10/31/29	10,029	9,918
United States Treasury Note/Bond	1.750%	11/15/29	6,301	5,588
United States Treasury Note/Bond	3.875%	11/30/29	6,071	5,936
United States Treasury Note/Bond	4.125%	11/30/29	16,295	16,117
United States Treasury Note/Bond	3.875%	12/31/29	4,879	4,768
United States Treasury Note/Bond	4.375%	12/31/29	4,400	4,399
United States Treasury Note/Bond	3.500%	1/31/30	4,790	4,597
United States Treasury Note/Bond	1.500%	2/15/30	9,619	8,354
United States Treasury Note/Bond	4.000%	2/28/30	4,540	4,458
United States Treasury Note/Bond	3.625%	3/31/30	4,725	4,554
United States Treasury Note/Bond	3.500%	4/30/30	5,295	5,069
United States Treasury Note/Bond	0.625%	5/15/30	14,554	11,946
United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,465
United States Treasury Note/Bond	3.750%	5/31/30	6,130	5,935
United States Treasury Note/Bond	3.750%	6/30/30	4,600	4,451
United States Treasury Note/Bond	4.000%	7/31/30	6,044	5,919
United States Treasury Note/Bond	0.625%	8/15/30	18,852	15,317
United States Treasury Note/Bond	4.125%	8/31/30	5,681	5,596
United States Treasury Note/Bond	4.625%	9/30/30	6,192	6,252
United States Treasury Note/Bond	4.875%	10/31/30	5,840	5,971
United States Treasury Note/Bond	0.875%	11/15/30	19,461	15,928
United States Treasury Note/Bond	4.375%	11/30/30	6,405	6,384
United States Treasury Note/Bond	3.750%	12/31/30	3,933	3,790
United States Treasury Note/Bond	4.000%	1/31/31	7,012	6,845
United States Treasury Note/Bond	1.125%	2/15/31	16,883	13,933
United States Treasury Note/Bond	5.375%	2/15/31	1,540	1,610
United States Treasury Note/Bond	4.250%	2/28/31	7,708	7,624
United States Treasury Note/Bond	4.125%	3/31/31	8,407	8,257
United States Treasury Note/Bond	4.625%	4/30/31	7,993	8,064
United States Treasury Note/Bond	1.625%	5/15/31	18,109	15,282
United States Treasury Note/Bond	4.625%	5/31/31	7,266	7,330
United States Treasury Note/Bond	4.250%	6/30/31	7,612	7,519
United States Treasury Note/Bond	4.125%	7/31/31	7,616	7,467
United States Treasury Note/Bond	1.250%	8/15/31	21,237	17,335
United States Treasury Note/Bond	3.750%	8/31/31	7,796	7,472
United States Treasury Note/Bond	3.625%	9/30/31	9,718	9,240
United States Treasury Note/Bond	4.125%	10/31/31	6,763	6,624
United States Treasury Note/Bond	1.375%	11/15/31	20,303	16,598
United States Treasury Note/Bond	4.125%	11/30/31	11,459	11,219
United States Treasury Note/Bond	4.500%	12/31/31	9,600	9,612
United States Treasury Note/Bond	1.875%	2/15/32	19,553	16,455
United States Treasury Note/Bond	2.875%	5/15/32	17,763	15,964
United States Treasury Note/Bond	2.750%	8/15/32	17,860	15,848
United States Treasury Note/Bond	4.125%	11/15/32	17,119	16,705
United States Treasury Note/Bond	3.500%	2/15/33	17,478	16,265
United States Treasury Note/Bond	3.375%	5/15/33	17,148	15,766
United States Treasury Note/Bond	3.875%	8/15/33	18,707	17,813
United States Treasury Note/Bond	4.500%	11/15/33	19,802	19,721
United States Treasury Note/Bond	4.000%	2/15/34	20,160	19,313
United States Treasury Note/Bond	4.375%	5/15/34	20,429	20,129
United States Treasury Note/Bond	3.875%	8/15/34	21,542	20,384
United States Treasury Note/Bond	4.250%	11/15/34	11,166	10,882

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.500%	2/15/36	870	868
United States Treasury Note/Bond	4.750%	2/15/37	375	380
United States Treasury Note/Bond	5.000%	5/15/37	1,120	1,160
United States Treasury Note/Bond	4.375%	2/15/38	1,200	1,167
United States Treasury Note/Bond	4.500%	5/15/38	1,284	1,264
United States Treasury Note/Bond	3.500%	2/15/39	890	780
United States Treasury Note/Bond	4.250%	5/15/39	1,652	1,568
United States Treasury Note/Bond	4.500%	8/15/39	1,691	1,645
United States Treasury Note/Bond	4.375%	11/15/39	2,334	2,237
United States Treasury Note/Bond	4.625%	2/15/40	1,920	1,890
United States Treasury Note/Bond	1.125%	5/15/40	6,325	3,805
United States Treasury Note/Bond	4.375%	5/15/40	1,450	1,387
United States Treasury Note/Bond	1.125%	8/15/40	9,155	5,459
United States Treasury Note/Bond	3.875%	8/15/40	2,515	2,264
United States Treasury Note/Bond	1.375%	11/15/40	11,224	6,945
United States Treasury Note/Bond	4.250%	11/15/40	2,195	2,063
United States Treasury Note/Bond	1.875%	2/15/41	12,723	8,518
United States Treasury Note/Bond	4.750%	2/15/41	1,981	1,972
United States Treasury Note/Bond	2.250%	5/15/41	9,955	7,062
United States Treasury Note/Bond	4.375%	5/15/41	1,904	1,813
United States Treasury Note/Bond	1.750%	8/15/41	13,291	8,602
United States Treasury Note/Bond	3.750%	8/15/41	2,140	1,883
United States Treasury Note/Bond	2.000%	11/15/41	11,218	7,534
United States Treasury Note/Bond	3.125%	11/15/41	1,801	1,449
United States Treasury Note/Bond	2.375%	2/15/42	8,961	6,378
United States Treasury Note/Bond	3.125%	2/15/42	2,081	1,669
United States Treasury Note/Bond	3.000%	5/15/42	2,120	1,663
United States Treasury Note/Bond	3.250%	5/15/42	7,780	6,329
United States Treasury Note/Bond	2.750%	8/15/42	2,895	2,174
United States Treasury Note/Bond	3.375%	8/15/42	6,047	4,991
United States Treasury Note/Bond	2.750%	11/15/42	3,806	2,843
United States Treasury Note/Bond	4.000%	11/15/42	6,822	6,139
United States Treasury Note/Bond	3.125%	2/15/43	3,380	2,669
United States Treasury Note/Bond	3.875%	2/15/43	6,349	5,603
United States Treasury Note/Bond	2.875%	5/15/43	5,245	3,972
United States Treasury Note/Bond	3.875%	5/15/43	6,233	5,489
United States Treasury Note/Bond	3.625%	8/15/43	4,680	3,965
United States Treasury Note/Bond	4.375%	8/15/43	7,145	6,726
United States Treasury Note/Bond	3.750%	11/15/43	3,764	3,240
United States Treasury Note/Bond	4.750%	11/15/43	7,075	6,989
United States Treasury Note/Bond	3.625%	2/15/44	4,238	3,574
United States Treasury Note/Bond	4.500%	2/15/44	6,753	6,449
United States Treasury Note/Bond	3.375%	5/15/44	3,869	3,135
United States Treasury Note/Bond	4.625%	5/15/44	6,844	6,639
United States Treasury Note/Bond	3.125%	8/15/44	5,211	4,045
United States Treasury Note/Bond	4.125%	8/15/44	7,083	6,415
United States Treasury Note/Bond	3.000%	11/15/44	4,203	3,191
United States Treasury Note/Bond	4.625%	11/15/44	5,232	5,075
United States Treasury Note/Bond	2.500%	2/15/45	5,934	4,117
United States Treasury Note/Bond	3.000%	5/15/45	3,682	2,782
United States Treasury Note/Bond	2.875%	8/15/45	4,641	3,422
United States Treasury Note/Bond	3.000%	11/15/45	1,865	1,402
United States Treasury Note/Bond	2.500%	2/15/46	4,765	3,257
United States Treasury Note/Bond	2.500%	5/15/46	4,692	3,194
United States Treasury Note/Bond	2.250%	8/15/46	6,111	3,945
United States Treasury Note/Bond	2.875%	11/15/46	2,765	2,009
United States Treasury Note/Bond	3.000%	2/15/47	4,690	3,476
United States Treasury Note/Bond	3.000%	5/15/47	3,973	2,937
United States Treasury Note/Bond	2.750%	8/15/47	5,672	3,990
United States Treasury Note/Bond	2.750%	11/15/47	5,833	4,094
United States Treasury Note/Bond	3.000%	2/15/48	6,979	5,121
United States Treasury Note/Bond	3.125%	5/15/48	7,185	5,384
United States Treasury Note/Bond	3.000%	8/15/48	7,714	5,636
United States Treasury Note/Bond	3.375%	11/15/48	8,638	6,750
United States Treasury Note/Bond	3.000%	2/15/49	8,745	6,365
United States Treasury Note/Bond	2.875%	5/15/49	8,250	5,852
United States Treasury Note/Bond	2.250%	8/15/49	7,384	4,575
United States Treasury Note/Bond	2.375%	11/15/49	7,167	4,557
United States Treasury Note/Bond	2.000%	2/15/50	8,667	5,035
United States Treasury Note/Bond	1.250%	5/15/50	9,916	4,704

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.375%	8/15/50	11,571	5,644
	United States Treasury Note/Bond	1.625%	11/15/50	10,696	5,580
	United States Treasury Note/Bond	1.875%	2/15/51	13,054	7,265
	United States Treasury Note/Bond	2.375%	5/15/51	13,225	8,323
	United States Treasury Note/Bond	2.000%	8/15/51	12,950	7,402
	United States Treasury Note/Bond	1.875%	11/15/51	10,190	5,624
	United States Treasury Note/Bond	2.250%	2/15/52	11,667	7,079
	United States Treasury Note/Bond	2.875%	5/15/52	10,830	7,578
	United States Treasury Note/Bond	3.000%	8/15/52	10,798	7,754
	United States Treasury Note/Bond	4.000%	11/15/52	10,051	8,763
	United States Treasury Note/Bond	3.625%	2/15/53	9,397	7,641
	United States Treasury Note/Bond	3.625%	5/15/53	10,424	8,484
	United States Treasury Note/Bond	4.125%	8/15/53	11,138	9,932
	United States Treasury Note/Bond	4.750%	11/15/53	10,698	10,593
	United States Treasury Note/Bond	4.250%	2/15/54	11,061	10,102
	United States Treasury Note/Bond	4.625%	5/15/54	11,396	11,088
	United States Treasury Note/Bond	4.250%	8/15/54	12,324	11,273
	United States Treasury Note/Bond	4.500%	11/15/54	10,565	10,086
					2,147,953
Agency Bonds and Notes (0.5%)
	Federal Farm Credit Banks Funding Corp.	4.375%	6/23/26	2,425	2,428
	Federal Farm Credit Banks Funding Corp.	4.500%	8/14/26	200	201
	Federal Farm Credit Banks Funding Corp.	3.875%	10/16/26	60	59
	Federal Farm Credit Banks Funding Corp.	4.750%	5/6/27	63	63
	Federal Farm Credit Banks Funding Corp.	4.500%	5/20/27	2,000	2,006
	Federal Farm Credit Banks Funding Corp.	4.500%	6/7/28	100	100
	Federal Farm Credit Banks Funding Corp.	4.250%	12/15/28	93	92
	Federal Farm Credit Banks Funding Corp.	3.500%	9/10/29	108	104
	Federal Home Loan Banks	3.625%	9/4/26	400	396
	Federal Home Loan Banks	4.000%	10/9/26	500	497
	Federal Home Loan Banks	4.625%	11/17/26	550	553
	Federal Home Loan Banks	1.250%	12/21/26	1,000	943
	Federal Home Loan Banks	4.125%	1/15/27	225	224
	Federal Home Loan Banks	4.750%	4/9/27	200	202
	Federal Home Loan Banks	4.000%	6/30/28	450	444
	Federal Home Loan Banks	3.250%	11/16/28	315	302
	Federal Home Loan Banks	4.750%	12/8/28	50	51
	Federal Home Loan Banks	4.625%	6/8/29	370	373
	Federal Home Loan Banks	4.750%	3/10/34	45	45
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,484
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	139
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,700
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	1,102	1,216
[1]	Federal National Mortgage Assn.	2.125%	4/24/26	575	559
[1]	Federal National Mortgage Assn.	1.875%	9/24/26	500	480
[1]	Federal National Mortgage Assn.	0.750%	10/8/27	1,000	906
[1]	Federal National Mortgage Assn.	6.250%	5/15/29	175	187
[1]	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,033
[1]	Federal National Mortgage Assn.	7.250%	5/15/30	300	339
[1]	Federal National Mortgage Assn.	0.875%	8/5/30	1,400	1,152
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	720	796
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	275	294
	Private Export Funding Corp.	1.400%	7/15/28	175	157
	Private Export Funding Corp.	3.650%	3/15/30	100	96
	Tennessee Valley Authority	3.875%	3/15/28	375	370
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,121
	Tennessee Valley Authority	1.500%	9/15/31	550	451
	Tennessee Valley Authority	4.375%	8/1/34	152	147
	Tennessee Valley Authority	4.650%	6/15/35	175	172
	Tennessee Valley Authority	5.880%	4/1/36	250	271
	Tennessee Valley Authority	5.500%	6/15/38	100	104
	Tennessee Valley Authority	5.250%	9/15/39	512	522
	Tennessee Valley Authority	4.875%	1/15/48	100	95
	Tennessee Valley Authority	5.375%	4/1/56	50	50
	Tennessee Valley Authority	4.625%	9/15/60	180	159
	Tennessee Valley Authority	4.250%	9/15/65	200	163
					23,246

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities (19.7%)
[1,2,3]	Fannie Mae Pool	5.500%	5/1/39–1/1/55	2,809	2,784
[1,2]	Fannie Mae Pool	6.500%	1/1/54–9/1/54	678	694
[1,2,3]	Fannie Mae Pool	6.000%	5/1/54–10/1/54	552	555
[1,2,3]	Fannie Mae Pool	5.000%	10/1/54–1/1/55	2,797	2,701
[1,2]	Fannie Mae Pool	7.000%	11/1/54	632	656
[1,2]	Fannie Mae Pool	4.500%	12/1/54	200	188
[1,2]	Freddie Mac Gold Pool	4.000%	5/1/25–11/1/48	7,604	7,102
[1,2]	Freddie Mac Gold Pool	4.500%	5/1/25–10/1/48	4,040	3,900
[1,2]	Freddie Mac Gold Pool	8.500%	6/1/25–11/1/30	2	2
[1,2]	Freddie Mac Gold Pool	8.000%	7/1/25–7/1/30	1	1
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	14,594	13,271
[1,2]	Freddie Mac Gold Pool	5.000%	9/1/25–11/1/48	1,046	1,042
[1,2]	Freddie Mac Gold Pool	7.000%	12/1/25–2/1/37	43	44
[1,2]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	7,097	6,464
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	2,657	2,530
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	1	1
[1,2]	Freddie Mac Gold Pool	5.500%	4/1/28–6/1/41	881	900
[1,2]	Freddie Mac Gold Pool	6.000%	7/1/28–3/1/39	675	699
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	165	157
[2,3]	Ginnie Mae	3.500%	1/15/55	150	134
[2,3]	Ginnie Mae	5.000%	1/15/55	1,930	1,872
[2,3]	Ginnie Mae	5.500%	1/15/55	3,700	3,667
[2,3]	Ginnie Mae	4.500%	1/21/55	1,500	1,417
[2]	Ginnie Mae I Pool	4.000%	1/15/25–11/15/47	911	859
[2]	Ginnie Mae I Pool	4.500%	9/15/25–3/15/41	968	937
[2]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	888	812
[2]	Ginnie Mae I Pool	7.000%	12/15/25–10/15/31	12	12
[2]	Ginnie Mae I Pool	7.500%	12/15/25–1/15/31	5	5
[2]	Ginnie Mae I Pool	3.000%	1/15/26–7/15/43	675	599
[2]	Ginnie Mae I Pool	6.500%	5/15/26–12/15/38	64	65
[2]	Ginnie Mae I Pool	8.000%	5/15/26–10/15/30	6	6
[2]	Ginnie Mae I Pool	6.000%	6/15/32–3/15/40	42	43
[2]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	653	649
[2]	Ginnie Mae II Pool	3.500%	9/20/25–6/20/53	23,694	21,482
[2]	Ginnie Mae II Pool	4.000%	9/20/25–12/20/54	17,309	16,094
[2]	Ginnie Mae II Pool	3.000%	2/20/27–5/20/53	31,097	27,188
[2]	Ginnie Mae II Pool	2.500%	6/20/27–5/20/52	31,560	26,414
[2]	Ginnie Mae II Pool	5.000%	12/20/32–12/20/54	23,813	23,167
[2]	Ginnie Mae II Pool	6.500%	12/20/35–8/20/54	8,065	8,242
[2]	Ginnie Mae II Pool	7.000%	8/20/36–9/20/54	2,188	2,245
[2]	Ginnie Mae II Pool	4.500%	2/20/39–12/20/54	19,097	18,141
[2]	Ginnie Mae II Pool	2.000%	8/20/50–2/20/52	31,293	25,024
[2]	Ginnie Mae II Pool	1.500%	12/20/51	942	720
[2,3]	Ginnie Mae II Pool	5.500%	10/20/52–11/20/54	23,478	23,323
[2]	Ginnie Mae II Pool	6.000%	12/20/52–9/20/54	18,848	19,002
[2]	Ginnie Mae II Pool	7.500%	2/20/54	156	161
[1,2,3]	UMBS Pool	4.000%	2/1/25–1/14/55	39,417	36,482
[1,2]	UMBS Pool	8.500%	2/1/25–4/1/31	1	1
[1,2]	UMBS Pool	7.500%	7/1/25–1/1/54	459	482
[1,2,3]	UMBS Pool	3.500%	9/1/25–4/1/53	41,201	37,115
[1,2,3]	UMBS Pool	5.000%	9/1/25–1/15/55	46,933	45,561
[1,2,3]	UMBS Pool	6.000%	10/1/25–12/1/54	54,407	54,947
[1,2]	UMBS Pool	7.000%	10/1/25–8/1/54	5,805	6,043
[1,2,3]	UMBS Pool	3.000%	11/1/25–11/1/53	76,858	66,825
[1,2]	UMBS Pool	8.000%	11/1/26–11/1/30	1	1
[1,2,3]	UMBS Pool	2.500%	1/1/27–1/15/55	120,360	100,227
[1,2,3]	UMBS Pool	2.000%	11/1/27–7/1/52	170,820	137,065
[1,2,3]	UMBS Pool	4.500%	4/1/28–1/15/55	33,971	32,320
[1,2,3]	UMBS Pool	5.500%	11/1/31–1/15/55	60,540	60,030
[1,2]	UMBS Pool	6.500%	9/1/32–12/1/54	29,389	30,203
[1,2]	UMBS Pool	1.500%	7/1/35–4/1/52	40,642	32,180
					905,453
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.155%	6.280%	12/1/37	6	6
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	6.438%	1/1/35	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.884%	12/1/41	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.999%	9/1/37	11	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.432%	7.066%	7/1/36	3	3

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.465%	7.215%	10/1/37	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.863%	3/1/43	18	18
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.351%	10/1/37	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.559%	7.294%	9/1/43	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.560%	7.234%	7/1/43	20	20
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.598%	6.975%	6/1/43	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.449%	1/1/42	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.998%	2/1/36	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.127%	3/1/38	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.635%	11/1/36	3	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.641%	7.391%	8/1/35	20	20
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.672%	7.286%	10/1/42	5	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.057%	1/1/37	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.966%	10/1/39	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.224%	5/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.199%	9/1/42	14	15
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.695%	7.445%	7/1/39	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.698%	7.448%	8/1/40	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	7.575%	7/1/37	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.028%	12/1/40	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.702%	7.127%	10/1/42	7	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.314%	11/1/39	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.708%	6.755%	8/1/39	11	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.735%	7.365%	9/1/34	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.739%	7.244%	9/1/43	8	9
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.619%	12/1/33	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.573%	5/1/42	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.747%	7.526%	7/1/41	17	17
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.750%	7.500%	10/1/40	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.778%	6.426%	5/1/42	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.280%	2/1/41	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.781%	6.966%	7/1/42	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.793%	7.304%	3/1/42	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.446%	3/1/42	9	9
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.765%	8/1/42	18	19
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.798%	6.673%	11/1/39	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.670%	11/1/41	11	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.807%	6.246%	3/1/41	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.435%	11/1/33–11/1/39	5	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.810%	10/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	12/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.120%	2/1/41	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.716%	11/1/41	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.650%	1/1/42	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	11/1/40	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.738%	12/1/40	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	2/1/41	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.548%	5/1/41	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.565%	6/1/41	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.654%	12/1/41	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.575%	3/1/41	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.828%	7.407%	9/1/40	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.299%	4/1/41	8	9
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	7.705%	6/1/41	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.157%	1/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.210%	5/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.582%	12/1/39	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.840%	7.590%	8/1/39	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.880%	7.059%	11/1/34	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.914%	7.289%	4/1/37	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.473%	4/1/37	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT6M + 1.840%	7.090%	8/1/37	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.662%	11/1/34	8	8
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.485%	2/1/36	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.250%	5/1/36	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.551%	10/1/36	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.265%	12/1/36	4	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.390%	5/1/42	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.660%	10/1/37	2	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.290%	12/1/34	2	2

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.073%	2/1/37	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/35	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.369%	12/1/36	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/40	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	7.125%	5/1/38	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.836%	6.441%	2/1/42	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.480%	5/1/37	1	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.311%	5/1/40	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.755%	6/1/40	6	6
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	12/1/40	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.201%	1/1/41	7	7
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.380%	3/1/41	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.684%	6/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.598%	6/1/40	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.883%	6.779%	2/1/42	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	7.493%	9/1/40	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	7.775%	6/1/40	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.700%	11/1/40	6	6
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.218%	1/1/41	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.382%	2/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.410%	2/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.585%	3/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	6.606%	6/1/37	6	6
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	7/20/38	2	2
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	10/20/38–12/20/42	45	46
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.750%	12/20/39–12/20/40	6	6
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	1/20/41–3/20/43	47	48
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.875%	4/20/41–6/20/43	32	32
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.250%	11/20/40	1	1
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.375%	5/20/41	2	2
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	7.125%	5/20/41	3	3
					620
Total U.S. Government and Agency Obligations (Cost $3,398,410)					3,077,272
Asset-Backed/Commercial Mortgage-Backed Securities (2.4%)
[2]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	42	42
[2]	Ally Auto Receivables Trust Class A3 Series 2022-2	4.760%	5/17/27	92	92
[2]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	53	54
[2]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/29	80	79
[2]	Ally Auto Receivables Trust Class A4 Series 2022-2	4.870%	4/17/28	50	50
[2]	Ally Auto Receivables Trust Class A4 Series 2023-1	5.270%	11/15/28	16	16
[2]	Ally Auto Receivables Trust Class A4 Series 2024-2	4.140%	10/15/30	35	34
[2]	American Express Credit Account Master Trust Class A Series 2022-2	3.390%	5/15/27	750	747
[2]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	425	423
[2]	American Express Credit Account Master Trust Class A Series 2023-1	4.870%	5/15/28	275	276
[2]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/30	75	76
[2]	American Express Credit Account Master Trust Class A Series 2023-3	5.230%	9/15/28	200	203
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	200	204
[2]	American Express Credit Account Master Trust Class A Series 2024-1	5.230%	4/15/29	400	406
[2]	American Express Credit Account Master Trust Class A Series 2024-2	5.240%	4/15/31	200	204
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	50	50
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	12	12
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/28	25	25
[2]	BA Credit Card Trust Class A Series 2024-A1	4.930%	5/15/29	200	202
[2]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	150	149
[2]	BA Credit Card Trust Class A1 Series 2023-A1	4.790%	5/15/28	200	201
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	74
[2]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	5	5
[2]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/60	18	18
[2]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	66	64
[2,4]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/61	100	97
[2]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/61	75	67
[2]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/62	170	153
[2]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	180	162
[2]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	150	135
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	47	45
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	96
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	141
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	144

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	125	122
[2]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/61	50	48
[2,4]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	100	97
[2,4]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	110	107
[2]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	125	120
[2]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	100	95
[2]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	100	91
[2]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/62	290	262
[2]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/63	175	153
[2]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/63	50	42
[2]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/53	50	41
[2]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/53	75	62
[2]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/54	50	42
[2]	BANK Class A4 Series 2023-BNK46	5.745%	8/15/56	100	103
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	144
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	390
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	72
[2]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/61	250	241
[2,4]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/61	25	24
[2]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/52	100	90
[2]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/63	200	177
[2]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/63	150	127
[2,4]	BANK Class A5 Series 2021-BN32	2.643%	4/15/54	75	65
[2]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/64	50	43
[2]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/63	150	124
[2]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	100	84
[2]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/64	125	106
[2,4]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/64	125	106
[2]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	175	165
[2]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/56	50	50
[2]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/57	220	228
[2]	BANK Class A5 Series 2024-BNK48	5.053%	10/15/57	275	271
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	96
[2,4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	387
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	71
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	23
[2,4]	BANK Class AS Series 2018-BNK10	3.898%	2/15/61	50	48
[2,4]	BANK Class AS Series 2018-BNK12	4.342%	5/15/61	50	48
[2,4]	BANK Class AS Series 2018-BNK14	4.481%	9/15/60	25	24
[2]	BANK Class AS Series 2019-BNK17	3.976%	4/15/52	25	23
[2,4]	BANK Class AS Series 2019-BNK18	3.826%	5/15/62	50	45
[2]	BANK Class AS Series 2019-BNK21	3.093%	10/17/52	75	66
[2]	BANK Class AS Series 2019-BNK23	3.203%	12/15/52	75	67
[2,4]	BANK Class AS Series 2019-BNK24	3.283%	11/15/62	75	67
[2]	BANK Class AS Series 2020-BNK25	2.841%	1/15/63	65	57
[2]	BANK Class AS Series 2020-BNK26	2.687%	3/15/63	55	47
[2]	BANK Class AS Series 2020-BNK27	2.551%	4/15/63	50	42
[2,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/54	25	21
[2,4]	BANK Class AS Series 2021-BNK36	2.695%	9/15/64	50	42
[2,4]	BANK Class AS Series 2023-BNK45	5.651%	2/15/56	25	25
[2,4]	BANK Class AS Series 2024-BNK48	5.355%	10/15/57	250	246
[2]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/61	30	30
[2,4]	BANK Class C Series 2017-BNK8	4.092%	11/15/50	50	39
[2,4]	BANK Class C Series 2019-BNK19	4.027%	8/15/61	35	28
[2]	Bank of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	27
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	70
[2,4]	BANK5 Class A3 Series 2023-5YR2	6.656%	7/15/56	100	105
[2,4]	BANK5 Class A3 Series 2023-5YR3	6.724%	9/15/56	50	53
[2]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/57	100	102
[2,4]	BANK5 Class AS Series 2023-5YR2	7.140%	7/15/56	25	26
[2,4]	BANK5 Class AS Series 2023-5YR3	7.315%	9/15/56	50	53
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	250	235
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	137
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	251
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	22
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	91
[2]	Barclays Dryrock Issuance Trust Class A Series 2023-1	4.720%	2/15/29	275	276
[2]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/57	320	330
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	125	121
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	89

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	122
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	43
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	106
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	50	42
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/54	100	86
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	128
[2,4]	BBCMS Mortgage Trust Class A5 Series 2022-C4	2.946%	2/15/55	200	173
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C19	5.451%	4/15/56	50	51
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C20	5.576%	7/15/56	25	26
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C21	6.000%	9/15/56	100	105
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/56	50	55
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/57	50	51
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/57	200	209
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/57	100	101
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C30	5.532%	11/15/57	450	460
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	95
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	31
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C19	6.070%	4/15/56	25	25
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C20	5.973%	7/15/56	25	26
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C21	6.297%	9/15/56	50	52
[2]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	130
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	37	35
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	102
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V2	5.812%	5/15/55	75	77
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/56	20	21
[2]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/57	200	201
[2]	Benchmark Mortgage Trust Class A3 Series 2024-V5	5.805%	1/10/57	50	51
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	73
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	48
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	170
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	76
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	254
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	96
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	312
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	216
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	339
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	120
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	203
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	205
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	100
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	89
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	86
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	82
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	104
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	83
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	185
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	106
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	106
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	41
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	63
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/54	100	83
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/54	50	42
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/54	200	169
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/55	275	233
[2]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/55	75	66
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/55	50	45
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	100	95
[2]	Benchmark Mortgage Trust Class A5 Series 2023-B39	5.754%	7/15/56	175	181
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	47
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	72
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	46
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	22
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	141
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	24
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	47
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	68
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	26
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	20
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	8
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	38

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	59
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	21
[2,4]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.410%	1/15/55	75	63
[2]	Benchmark Mortgage Trust Class AS Series 2023-B39	6.250%	7/15/56	50	52
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V2	6.537%	5/15/55	25	26
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V3	7.097%	7/15/56	60	63
[2,4]	Benchmark Mortgage Trust Class AS Series 2024-V10	5.725%	9/15/57	100	101
[2,4]	BMO Mortgage Trust Class A3 Series 2023-5C1	6.534%	8/15/56	400	417
[2]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	50	51
[2,4]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/55	50	44
[2]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/54	200	200
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/56	50	50
[2]	BMO Mortgage Trust Class A5 Series 2023-C5	5.765%	6/15/56	50	51
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C6	5.956%	9/15/56	100	105
[2,4]	BMO Mortgage Trust Class A5 Series 2024-C10	5.478%	11/15/57	100	102
[2]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/57	90	93
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C1	7.118%	8/15/56	300	316
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C1	6.550%	9/15/56	40	42
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C2	7.244%	11/15/56	200	212
[2,4]	BMO Mortgage Trust Class AS Series 2023-C5	6.162%	6/15/56	25	26
[2,4]	BMO Mortgage Trust Class AS Series 2023-C7	6.674%	12/15/56	200	214
[2,4]	BMO Mortgage Trust Class AS Series 2024-5C4	6.866%	5/15/57	300	314
[2,4]	BMO Mortgage Trust Class B Series 2024-5C4	7.019%	5/15/57	300	314
[2]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	13	13
[2]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	23	24
[2]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	100	101
[2]	BMW Vehicle Lease Trust Class A3 Series 2024-2	4.180%	10/25/27	90	89
[2]	BMW Vehicle Lease Trust Class A4 Series 2023-1	5.070%	6/25/26	25	25
[2]	BMW Vehicle Lease Trust Class A4 Series 2023-2	5.980%	2/25/27	25	25
[2]	BMW Vehicle Lease Trust Class A4 Series 2024-1	5.000%	6/25/27	50	50
[2]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/28	95	94
[2]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	8	8
[2]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/28	25	25
[2]	BMW Vehicle Owner Trust Class A3 Series 2024-A	5.180%	2/26/29	200	202
[2]	BMW Vehicle Owner Trust Class A4 Series 2023-A	5.250%	11/26/29	7	7
[2]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2024-3	5.340%	4/17/28	100	101
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	120
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	117
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	125
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	52
[2]	Capital One Multi-Asset Execution Trust Class A Series 2023-A1	4.420%	5/15/28	300	300
[2]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/30	450	402
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	300	289
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	21	21
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/27	54	53
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	51	51
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/28	25	25
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2024-1	4.620%	7/16/29	90	90
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/27	50	49
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	25	25
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/30	40	40
[2]	CarMax Auto Owner Trust Class A3 Series 2021-4	0.560%	9/15/26	22	21
[2]	CarMax Auto Owner Trust Class A3 Series 2022-1	1.470%	12/15/26	33	33
[2]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	41	41
[2]	CarMax Auto Owner Trust Class A3 Series 2023-1	4.750%	10/15/27	87	87
[2]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	75	75
[2]	CarMax Auto Owner Trust Class A3 Series 2023-3	5.280%	5/15/28	40	40
[2]	CarMax Auto Owner Trust Class A3 Series 2024-1	4.920%	10/16/28	50	50
[2]	Carmax Auto Owner Trust Class A3 Series 2024-3	4.890%	7/16/29	250	251
[2]	CarMax Auto Owner Trust Class A3 Series 2024-4	4.600%	10/15/29	165	165
[2]	CarMax Auto Owner Trust Class A4 Series 2021-2	0.810%	12/15/26	22	22
[2]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/27	50	48
[2]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	25	25
[2]	Carmax Auto Owner Trust Class A4 Series 2023-2	5.010%	11/15/28	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2023-3	5.260%	2/15/29	20	20
[2]	CarMax Auto Owner Trust Class A4 Series 2023-4	5.960%	5/15/29	50	51
[2]	Carmax Auto Owner Trust Class A4 Series 2024-3	4.850%	1/15/30	150	151
[2]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/30	80	80
[2]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	14	14
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	40	36

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	142
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	96
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	136
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	73
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	403
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	120
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	71
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	27
[2]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	28	27
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	7	7
[2]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	124
[2,4]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	242
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	147
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	48
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	98
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	240
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	48
[2]	Chase Issuance Trust Class A Series 2022-A1	3.970%	9/15/27	100	100
[2]	Chase Issuance Trust Class A Series 2023-A1	5.160%	9/15/28	120	121
[2]	Chase Issuance Trust Class A Series 2023-A2	5.080%	9/15/30	100	102
[2]	Chase Issuance Trust Class A Series 2024-A1	4.620%	1/16/29	200	201
[2]	Chase Issuance Trust Class A Series 2024-A2	4.720%	1/15/31	100	100
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/39	100	108
[2]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/30	200	195
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	146
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/50	83	80
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	100	99
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	122
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	49
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	73
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	240
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	267
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	245
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	465
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	202
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	97
[2,4]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.579%	5/15/54	75	73
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	11	11
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	47
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	39
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	82
[2]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	32	32
[2]	CNH Equipment Trust Class A3 Series 2023-A	4.810%	8/15/28	50	50
[2]	CNH Equipment Trust Class A3 Series 2023-B	5.600%	2/15/29	50	51
[2]	CNH Equipment Trust Class A3 Series 2024-A	4.770%	6/15/29	50	50
[2]	CNH Equipment Trust Class A4 Series 2024-C	4.120%	3/15/32	50	49
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	33
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	119
[2]	COMM Mortgage Trust Class A4 Series 2015-CR24	3.432%	8/10/48	145	145
[2]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	222
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	11	10
[2]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	150	149
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	104
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	16	15
[2,4]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	98
[2]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	50	50
[2]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	50	50
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	45
[2]	COMM Mortgage Trust Class ASB Series 2015-CR27	3.404%	10/10/48	18	18
[2]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	21	21
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	13
[2,4]	COMM Mortgage Trust Class B Series 2014-CR15	3.922%	2/10/47	15	14
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	252
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	217
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	100	99
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	143
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	24
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	216
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	193
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	141

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	47
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	267
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	75	74
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	72
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	42
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	6	6
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	4/15/50	50	47
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.112%	8/15/48	50	45
[2]	Daimler Trucks Retail Trust Class A3 Series 2022-1	5.230%	2/17/26	17	17
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	96
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	73
[2]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	97
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	96
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	50	42
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	46
[2]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	225	226
[2]	Discover Card Execution Note Trust Class A Series 2023-A1	4.310%	3/15/28	300	299
[2]	Discover Card Execution Note Trust Class A Series 2023-A2	4.930%	6/15/28	275	277
[2]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	400	398
[2]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/28	40	40
[2]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/29	36	35
[2]	Exeter Automobile Receivables Trust Class B Series 2023-1A	5.720%	4/15/27	3	3
[2]	Exeter Automobile Receivables Trust Class B Series 2023-4A	6.310%	10/15/27	20	20
[2]	Exeter Automobile Receivables Trust Class B Series 2024-4A	5.290%	8/15/30	100	101
[2]	Exeter Automobile Receivables Trust Class B Series 2024-5A	4.480%	4/16/29	20	20
[2]	Exeter Automobile Receivables Trust Class C Series 2022-2A	3.850%	7/17/28	31	31
[2]	Exeter Automobile Receivables Trust Class C Series 2023-1A	5.820%	2/15/28	25	25
[2]	Exeter Automobile Receivables Trust Class C Series 2023-4A	6.510%	8/15/28	20	20
[2]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/27	34	33
[2]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/28	50	49
[2]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/28	25	25
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	28	25
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.627%	3/25/33	200	155
[1,2]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/31	100	87
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	65	63
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M12	2.797%	5/25/25	127	126
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	125	124
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	1/25/25	10	10
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	228	221
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.438%	9/25/26	225	217
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.519%	9/25/26	52	50
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	52	51
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	59	57
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	169	164
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	39	38
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	265	257
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.415%	10/25/26	140	134
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.061%	6/25/27	178	172
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.811%	11/25/27	55	52
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.825%	2/25/27	118	114
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.552%	12/25/26	130	125
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	2.993%	4/25/29	43	40
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	203	196
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	375	363
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.355%	7/25/28	123	118
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.627%	8/25/30	50	47
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.743%	9/25/30	148	140
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.580%	8/25/28	165	159
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M2	2.906%	1/25/28	376	359
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M3	3.063%	2/25/30	58	54
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.057%	3/25/28	118	112
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.032%	3/25/28	90	86
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.543%	9/25/28	167	161
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	388	360
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	235	214
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.623%	11/25/28	179	172
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/29	332	303
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M4	3.610%	2/25/31	273	256
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	187	177
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	179	168

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/29	282	263
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	852
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	242	208
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	84
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M42	1.270%	7/25/30	10	8
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	250	212
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	108	96
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.315%	10/25/30	275	228
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.389%	11/25/30	60	49
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.458%	3/25/31	225	184
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.599%	4/25/31	50	41
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M19	1.739%	10/25/31	275	226
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.469%	11/25/30	50	41
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.245%	1/25/31	225	184
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1	1.668%	10/25/31	325	264
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M10	1.938%	1/25/32	225	186
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1G	1.532%	9/25/31	75	61
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M3	1.707%	11/25/31	100	82
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/30	150	133
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M8	1.936%	12/25/31	150	124
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M1S	4.501%	4/25/33	140	136
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M6	4.181%	7/25/28	134	131
[1,2,4]	Fannie mae-Aces Class A2 Series 2023-M8	4.471%	3/25/33	50	48
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2017-M15	3.158%	11/25/27	225	217
[2]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	100	101
[2]	Fifth Third Auto Trust Class A4 Series 2023-1	5.520%	2/17/31	20	20
[2]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	50	51
[2]	Ford Credit Auto Lease Trust Class A3 Series 2023-A	4.940%	3/15/26	11	12
[2]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	100	101
[2]	Ford Credit Auto Lease Trust Class A4 Series 2023-A	4.830%	5/15/26	25	25
[2]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	50	51
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-A	1.290%	6/15/26	10	10
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	28	27
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-C	4.480%	12/15/26	50	50
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	50	50
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	50	50
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-C	5.530%	9/15/28	100	101
[2]	Ford Credit Auto Owner Trust Class A3 Series 2024-A	5.090%	12/15/28	200	202
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-C	0.510%	8/15/26	9	9
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.490%	9/15/26	26	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2022-C	4.590%	12/15/27	100	100
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/28	25	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-C	5.490%	5/15/29	50	51
[2]	Ford Credit Auto Owner Trust Class A4 Series 2024-A	5.010%	9/15/29	260	262
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/30	100	98
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	150	146
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	61	60
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	37	36
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	22	19
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/30	13	12
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	43	38
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/55	98	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/35	49	40
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K045	3.023%	1/25/25	83	83
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K046	3.205%	3/25/25	156	155
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	163	162
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	294	292
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	123	122
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	192	190
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	125	124
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	146
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	292
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	420
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	145
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	483
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	121
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	198	191
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	72

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	217
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	121
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	218
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	146
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	342
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	24
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	171
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	341
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	73
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,663
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	266
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	220
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	387
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	265
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	191
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	430
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	213
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	374
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	255
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	254
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	206
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	408
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	191
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	335
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	317
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	273
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/30	445	396
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/30	95	83
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,146
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	86
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	128
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	363
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	105
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	268
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	335
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	250
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	146
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	146
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	126
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	592
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	215
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	365
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	213
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	338
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/31	150	125
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/31	400	335
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/31	100	84
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/31	200	169
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/31	200	170
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/31	125	106
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/32	150	129
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/32	100	84
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/32	100	85
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/32	700	639
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/31	75	70
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/31	100	92
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/34	225	188
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/35	150	115
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/35	225	166
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/35	25	19
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/35	100	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/35	100	75
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	91
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1520	2.438%	2/25/36	200	156

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	150	113
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1522	2.361%	10/25/36	150	114
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	95
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	75	73
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	72
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-157	4.200%	5/25/33	175	166
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/30	100	96
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/30	50	48
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-159	4.500%	7/25/33	140	136
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-160	4.500%	8/25/33	200	194
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-161	4.900%	10/25/33	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-164	5.000%	5/25/34	200	200
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-165	4.489%	9/25/34	205	197
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-167	4.760%	10/25/34	300	295
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K505	4.819%	6/25/28	140	140
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K506	4.650%	8/25/28	100	100
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K507	4.800%	9/25/28	100	100
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K508	4.740%	8/25/28	150	150
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K509	4.850%	9/25/28	100	100
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K510	5.069%	10/25/28	100	101
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K511	4.860%	10/25/28	50	50
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K512	5.000%	11/25/28	50	50
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K513	4.724%	12/25/28	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K515	5.400%	1/25/29	150	153
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	150	154
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K517	5.355%	1/25/29	200	204
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K518	5.400%	1/25/29	200	205
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K520	5.180%	3/25/29	205	208
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K524	4.720%	5/25/29	123	123
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K526	4.543%	7/25/29	250	248
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K576	4.963%	5/25/31	200	201
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K730	3.590%	1/25/25	2	2
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K731	3.600%	2/25/25	106	105
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	372	367
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	482	472
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	94
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	23
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	183
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	114
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/28	97	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/28	50	45
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/28	150	137
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/28	125	113
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/30	150	148
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K752	4.284%	7/25/30	140	136
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K753	4.400%	10/25/30	200	196
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K754	4.940%	11/25/30	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K757	4.456%	8/25/31	225	220
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K758	4.680%	10/25/31	700	692
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	133	132
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	194	192
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/34	395	361
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/34	225	201
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	335	279
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	45
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	184
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	70
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/29	50	45
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	11	11
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	46	46
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	25	25
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	75	75
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/27	300	303
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-3	4.210%	10/20/27	70	70
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2023-1	5.160%	1/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2024-1	5.090%	2/22/28	25	25
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/28	65	64
[2]	GM Financial Automobile Leasing Trust Class B Series 2023-1	5.510%	1/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class B Series 2023-2	5.540%	5/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	25	25

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	8	8
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	16	16
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-1	1.260%	11/16/26	13	13
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-2	3.100%	2/16/27	23	23
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	30	30
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-4	4.820%	8/16/27	94	94
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	49	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	50	50
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	30	30
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-4	5.780%	8/16/28	50	51
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-3	5.130%	4/16/29	200	202
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	25	24
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-2	4.430%	10/16/28	50	50
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-3	5.340%	12/18/28	18	18
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-4	5.710%	2/16/29	50	51
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-3	5.090%	11/16/29	200	202
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-4	4.440%	4/16/30	80	79
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	144
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	150	149
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	98
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	73
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	193
[2,4]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	73
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	144
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	248
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	92
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	136
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/52	275	247
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	114
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	12	12
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	112
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	65
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	103
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	7/10/48	9	9
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC34	3.278%	10/10/48	23	23
[2]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	5	5
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	48
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	47
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/50	100	93
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	65
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/52	50	44
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	31
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	20
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.419%	9/10/47	25	22
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	48
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	7
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	7	7
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/27	47	47
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-B	5.690%	8/15/28	50	51
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-B	4.310%	7/16/29	45	45
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/30	25	25
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/30	50	50
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-B	5.780%	4/15/31	50	51
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2024-B	4.280%	4/15/32	100	99
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	2	2
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	0.880%	1/21/26	16	16
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-1	1.880%	5/15/26	16	16
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	26	26
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	48	48
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	25	25
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	100	101
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	200	203
[2]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	100	101
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	200	202
[2]	Honda Auto Receivables Owner Trust Class A3 series 2024-3	4.570%	3/21/29	300	300
[2]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/29	30	30
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	25	25
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-3	5.300%	12/18/29	20	20
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2024-2	5.210%	7/18/30	400	406

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	5	5
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	70	70
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	43	43
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-C	5.540%	10/16/28	50	51
[2]	Hyundai Auto Receivables Trust Class A3 Series 2024-B	4.840%	3/15/29	112	113
[2]	Hyundai Auto Receivables Trust Class A4 Series 2021-A	0.620%	5/17/27	9	9
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-A	4.480%	7/17/28	25	25
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-B	5.310%	8/15/29	13	13
[2]	Hyundai Auto Receivables Trust Class A4 Series 2024-B	4.740%	9/16/30	150	150
[2]	Hyundai Auto Receivables Trust Class A4 Series 2024-C	4.440%	1/15/31	55	55
[2]	John Deere Owner Trust Class A3 Series 2021-B	0.520%	3/16/26	13	13
[2]	John Deere Owner Trust Class A3 Series 2022-C	5.090%	6/15/27	133	134
[2]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	50	50
[2]	John Deere Owner Trust Class A3 Series 2023-B	5.180%	3/15/28	50	50
[2]	John Deere Owner Trust Class A3 Series 2023-C	5.480%	5/15/28	120	121
[2]	John Deere Owner Trust Class A3 Series 2024-B	5.200%	3/15/29	100	101
[2]	John Deere Owner Trust Class A4 Series 2022-C	5.200%	9/17/29	50	50
[2]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-B	5.110%	5/15/30	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-C	5.390%	8/15/30	20	20
[2]	John Deere Owner Trust Class A4 Series 2024-C	4.150%	8/15/31	100	98
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	97
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	74
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	241
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	72
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	30	30
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	100	100
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	81
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	2	2
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	4	4
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	41	40
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	123
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	33	31
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	49
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	71
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	50	49
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	50
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	48
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	5	5
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	15	15
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/17/49	14	14
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.536%	2/15/47	17	16
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	48
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	181
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	388
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	95
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	100	94
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	93
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	22
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	73
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	217
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	152
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	71
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	41
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	46
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	47
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	24
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	71	71
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2023-A	4.710%	2/15/29	50	50
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2021-1	0.460%	6/15/26	8	8
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/27	61	61
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-2	5.950%	11/15/28	50	51
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2024-1	4.800%	4/16/29	150	151
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2024-B	4.230%	2/15/28	110	109
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-2	6.010%	1/15/31	50	52
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2024-B	4.220%	6/17/30	60	59
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	119
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	124
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	74
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	74

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	221
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	144
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	193
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	240
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	146
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	96
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	12	12
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	5	5
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	4	4
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	11	11
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.274%	6/15/47	10	10
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	47
[2]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	50	48
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	49	47
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	156
[2]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	74
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	96
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	193
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	193
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	232
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	143
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	183
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	55
[2,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	63
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	145
[2]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/54	150	127
[2,4]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.793%	4/15/55	150	135
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	74
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	23
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	22
[2]	MSWF Commercial Mortgage Trust Class A5 Series 2023-1	5.752%	5/15/56	100	103
[2,4]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/56	50	53
[2,4]	MSWF Commercial Mortgage Trust Class AS Series 2023-1	6.199%	5/15/56	50	52
[2]	Nissan Auto Lease Trust Class A3 Series 2023-A	4.910%	1/15/26	9	9
[2]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	22	22
[2]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	50	50
[2]	Nissan Auto Lease Trust Class A3 Series 2024-B	4.920%	11/15/27	200	201
[2]	Nissan Auto Lease Trust Class A4 Series 2023-A	4.800%	7/15/27	25	25
[2]	Nissan Auto Lease Trust Class A4 Series 2024-B	4.960%	8/15/28	200	201
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-A	1.860%	8/17/26	18	17
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-B	4.460%	5/17/27	56	56
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	100	100
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	46	45
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/29	25	24
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-B	5.960%	10/15/30	200	205
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	12	12
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	40	40
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-5	6.020%	9/15/28	100	101
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/28	300	303
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/29	100	101
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-4	4.850%	1/16/29	100	100
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	23	23
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-1	4.980%	2/15/28	24	24
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-2	5.240%	5/15/28	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-3	5.610%	7/17/28	20	20
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-4	5.770%	12/15/28	20	20
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-5	6.160%	12/17/29	50	51
[2]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/29	1,000	1,016
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-1	2.560%	4/17/28	7	7
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	50	49
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-2	5.470%	12/16/30	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-3	5.770%	11/15/30	20	20
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-4	6.040%	12/15/31	60	61
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-5	6.430%	2/18/31	50	52
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	24	24
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-3	1.330%	9/15/27	27	27
[2]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	200	199
[2]	Synchrony Card Funding LLC Class A Series 2023-A1	5.540%	7/15/29	75	76
[2]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	200	204

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Synchrony Card Funding LLC Class A Series 2024-A2	4.930%	7/15/30	250	252
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.430%	1/15/26	9	9
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	17	17
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-B	2.930%	9/15/26	30	30
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	35	35
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/27	48	48
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	50	50
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	50	50
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-D	5.540%	8/15/28	50	51
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	100	101
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-B	5.330%	1/16/29	500	507
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-C	4.880%	3/15/29	250	252
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	0.390%	6/15/26	8	8
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	44	43
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-B	4.660%	9/15/28	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-D	5.490%	3/15/29	50	51
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-C	4.830%	11/15/29	225	226
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-D	4.430%	4/15/30	85	84
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	91	87
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	120	116
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	96
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	144
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	167
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	142
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	144
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	170
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	72
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	217
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	121
[2,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	265
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	93
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	112
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	67
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	94
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	121
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	97
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	48
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	48
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	71
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	58
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	94
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	72
[2]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	23
[2]	Verizon Master Trust Class A Series 2022-2	1.530%	7/20/28	150	150
[2]	Verizon Master Trust Class A Series 2022-4	3.400%	11/20/28	200	199
[2]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	100	100
[2]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	175	175
[2]	Verizon Master Trust Class A Series 2023-2	4.890%	4/13/28	75	75
[2]	Verizon Master Trust Class A1A Series 2023-4	5.160%	6/20/29	160	162
[2]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	50	50
[2]	Verizon Master Trust Class A1A Series 2023-7	5.670%	11/20/29	50	51
[2]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	50	50
[2]	Verizon Master Trust Class A1A Series 2024-4	5.210%	6/20/29	300	303
[2]	Verizon Master Trust Class A1A Series 2024-6	4.170%	8/20/30	1,000	990
[2]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	100	101
[2]	Volkswagen Auto Lease Trust Class A4 Series 2023-A	5.800%	4/20/28	40	41
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2021-1	1.020%	6/22/26	15	15
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-1	5.020%	6/20/28	50	50
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-2	5.480%	12/20/28	50	51
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2024-1	4.630%	7/20/29	120	120
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2023-2	5.570%	4/22/30	50	51
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/31	50	50
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	144
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	41	40
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	96
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2024-5C1	5.928%	7/15/57	200	206
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	50
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	73

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	157
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	144
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	239
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	266
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	194
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	72
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	147
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	182
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	182
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	91
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	42
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	50	50
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	98
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	185
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	167
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	170
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	244
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	147
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	44
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	85
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/57	100	100
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	2/15/48	40	40
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	31
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	74
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	51
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	94
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	24
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	48
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	89
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	13	13
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	7	7
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	25	25
[2]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	50	49
[2]	WF Card Issuance Trust Class A Series 2024-A1	4.940%	2/15/29	150	151
[2]	WF Card Issuance Trust Class A Series 2024-A2	4.290%	10/15/29	220	219
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	2	2
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	12	11
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	22
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	4	4
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	13	13
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-D	0.810%	10/15/26	18	18
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-A	1.660%	5/17/27	18	18
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/27	42	41
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	40	39
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/28	74	74
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	50	50
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-C	5.150%	11/15/28	25	25
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-D	5.790%	2/15/29	300	305
[2]	World Omni Auto Receivables Trust Class A3 Series 2024-A	4.860%	3/15/29	75	75
[2]	World Omni Auto Receivables Trust Class A3 Series 2024-C	4.430%	12/17/29	100	100
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-B	4.680%	5/15/29	50	50
[2]	World Omni Auto Receivables Trust Class A4 Series 2024-A	4.840%	10/15/29	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2024-C	4.440%	5/15/30	60	59
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	50	50
[2]	World Omni Select Auto Trust Class A3 Series 2023-A	5.650%	7/17/28	75	76
[2]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/29	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $115,658)					108,126
Corporate Bonds (26.0%)
Communications (2.0%)
	Alphabet Inc.	0.800%	8/15/27	120	110
	Alphabet Inc.	1.100%	8/15/30	875	728
	Alphabet Inc.	1.900%	8/15/40	50	33
	Alphabet Inc.	2.050%	8/15/50	667	369
	Alphabet Inc.	2.250%	8/15/60	218	118
	America Movil SAB de CV	3.625%	4/22/29	200	188
	America Movil SAB de CV	2.875%	5/7/30	200	178
	America Movil SAB de CV	4.700%	7/21/32	250	239
	America Movil SAB de CV	6.375%	3/1/35	300	317

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
America Movil SAB de CV	6.125%	11/15/37	100	103
America Movil SAB de CV	6.125%	3/30/40	200	205
America Movil SAB de CV	4.375%	7/16/42	250	209
America Movil SAB de CV	4.375%	4/22/49	200	163
AppLovin Corp.	5.125%	12/1/29	200	199
AppLovin Corp.	5.375%	12/1/31	100	100
AppLovin Corp.	5.500%	12/1/34	155	154
AppLovin Corp.	5.950%	12/1/54	150	148
AT&T Inc.	3.875%	1/15/26	400	396
AT&T Inc.	1.700%	3/25/26	500	482
AT&T Inc.	3.800%	2/15/27	700	686
AT&T Inc.	2.300%	6/1/27	450	425
AT&T Inc.	1.650%	2/1/28	500	455
AT&T Inc.	4.100%	2/15/28	402	393
AT&T Inc.	4.350%	3/1/29	263	257
AT&T Inc.	4.300%	2/15/30	460	445
AT&T Inc.	2.250%	2/1/32	600	496
AT&T Inc.	2.550%	12/1/33	472	380
AT&T Inc.	4.500%	5/15/35	200	185
AT&T Inc.	5.250%	3/1/37	550	537
AT&T Inc.	4.900%	8/15/37	300	283
AT&T Inc.	4.850%	3/1/39	480	445
AT&T Inc.	3.500%	6/1/41	500	383
AT&T Inc.	4.300%	12/15/42	271	225
AT&T Inc.	4.750%	5/15/46	723	627
AT&T Inc.	5.150%	11/15/46	636	584
AT&T Inc.	4.500%	3/9/48	400	329
AT&T Inc.	3.650%	6/1/51	717	505
AT&T Inc.	3.500%	9/15/53	1,764	1,187
AT&T Inc.	3.550%	9/15/55	1,475	993
AT&T Inc.	5.700%	3/1/57	50	48
AT&T Inc.	3.800%	12/1/57	968	669
AT&T Inc.	3.650%	9/15/59	929	615
AT&T Inc.	3.850%	6/1/60	416	288
Baidu Inc.	3.625%	7/6/27	200	195
Baidu Inc.	3.425%	4/7/30	200	185
Baidu Inc.	2.375%	8/23/31	200	168
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	597	580
Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	380	370
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	100	81
Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	100	63
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	194	182
Booking Holdings Inc.	3.600%	6/1/26	225	222
Booking Holdings Inc.	3.550%	3/15/28	100	97
Booking Holdings Inc.	4.625%	4/13/30	500	495
British Telecommunications plc	9.625%	12/15/30	516	625
Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	500	509
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	230	219
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	250	220
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	221
Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/29	500	509
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	278
Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	850	673
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	200	178
Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/34	200	206
Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/34	250	256
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	200	178
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	400	272
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	700	661
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	537	438
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	500	428
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	861	646
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	251
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	500	321
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	300	181
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	133
Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/62	250	152
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/63	200	159
Comcast Corp.	3.150%	3/1/26	497	489
Comcast Corp.	2.350%	1/15/27	495	473

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Comcast Corp.	3.300%	2/1/27	400	389
Comcast Corp.	3.300%	4/1/27	150	146
Comcast Corp.	3.150%	2/15/28	325	309
Comcast Corp.	4.150%	10/15/28	1,242	1,211
Comcast Corp.	4.550%	1/15/29	200	198
Comcast Corp.	5.100%	6/1/29	200	202
Comcast Corp.	4.250%	10/15/30	350	337
Comcast Corp.	1.950%	1/15/31	500	418
Comcast Corp.	1.500%	2/15/31	250	203
Comcast Corp.	4.250%	1/15/33	275	256
Comcast Corp.	4.800%	5/15/33	700	680
Comcast Corp.	5.300%	6/1/34	200	200
Comcast Corp.	4.200%	8/15/34	175	160
Comcast Corp.	5.650%	6/15/35	1,065	1,087
Comcast Corp.	4.400%	8/15/35	150	138
Comcast Corp.	3.200%	7/15/36	225	181
Comcast Corp.	6.450%	3/15/37	175	187
Comcast Corp.	4.600%	10/15/38	550	497
Comcast Corp.	3.750%	4/1/40	300	241
Comcast Corp.	4.650%	7/15/42	370	323
Comcast Corp.	3.400%	7/15/46	600	421
Comcast Corp.	3.969%	11/1/47	686	521
Comcast Corp.	4.000%	3/1/48	200	152
Comcast Corp.	4.700%	10/15/48	38	33
Comcast Corp.	3.999%	11/1/49	268	202
Comcast Corp.	3.450%	2/1/50	400	274
Comcast Corp.	2.800%	1/15/51	300	178
Comcast Corp.	2.887%	11/1/51	1,007	606
Comcast Corp.	5.350%	5/15/53	168	155
Comcast Corp.	2.937%	11/1/56	1,053	613
Comcast Corp.	4.950%	10/15/58	238	206
Comcast Corp.	2.650%	8/15/62	150	78
Comcast Corp.	2.987%	11/1/63	847	477
Comcast Corp.	5.500%	5/15/64	248	231
Deutsche Telekom International Finance BV	8.750%	6/15/30	775	901
Discovery Communications LLC	3.950%	3/20/28	400	379
Discovery Communications LLC	5.000%	9/20/37	325	270
Discovery Communications LLC	6.350%	6/1/40	100	92
Electronic Arts Inc.	4.800%	3/1/26	100	100
Expedia Group Inc.	5.000%	2/15/26	150	150
Expedia Group Inc.	4.625%	8/1/27	150	149
Expedia Group Inc.	3.250%	2/15/30	250	230
Expedia Group Inc.	2.950%	3/15/31	81	71
Fox Corp.	4.709%	1/25/29	375	370
Fox Corp.	3.500%	4/8/30	150	139
Fox Corp.	6.500%	10/13/33	214	225
Fox Corp.	5.476%	1/25/39	250	237
Fox Corp.	5.576%	1/25/49	275	255
Grupo Televisa SAB	4.625%	1/30/26	100	98
Grupo Televisa SAB	6.625%	1/15/40	125	113
Grupo Televisa SAB	5.000%	5/13/45	225	163
Grupo Televisa SAB	5.250%	5/24/49	200	148
Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	99
Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	99
Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	165
Koninklijke KPN NV	8.375%	10/1/30	125	144
Meta Platforms Inc.	3.500%	8/15/27	200	195
Meta Platforms Inc.	4.600%	5/15/28	275	275
Meta Platforms Inc.	4.300%	8/15/29	123	121
Meta Platforms Inc.	4.800%	5/15/30	200	201
Meta Platforms Inc.	4.550%	8/15/31	149	146
Meta Platforms Inc.	3.850%	8/15/32	200	186
Meta Platforms Inc.	4.950%	5/15/33	300	300
Meta Platforms Inc.	4.750%	8/15/34	511	497
Meta Platforms Inc.	4.450%	8/15/52	650	546
Meta Platforms Inc.	5.600%	5/15/53	442	441
Meta Platforms Inc.	5.400%	8/15/54	573	555
Meta Platforms Inc.	4.650%	8/15/62	200	169
Meta Platforms Inc.	5.750%	5/15/63	310	312
Meta Platforms Inc.	5.550%	8/15/64	503	491

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NBCUniversal Media LLC	4.450%	1/15/43	225	191
	Netflix Inc.	4.375%	11/15/26	245	244
	Netflix Inc.	4.875%	4/15/28	467	469
	Netflix Inc.	5.875%	11/15/28	230	238
	Netflix Inc.	6.375%	5/15/29	85	90
[5]	Netflix Inc.	5.375%	11/15/29	147	150
[5]	Netflix Inc.	4.875%	6/15/30	83	83
	Netflix Inc.	4.900%	8/15/34	100	98
	Netflix Inc.	5.400%	8/15/54	150	146
	Omnicom Group Inc.	2.450%	4/30/30	150	132
	Omnicom Group Inc.	4.200%	6/1/30	100	96
	Omnicom Group Inc.	2.600%	8/1/31	200	171
	Omnicom Group Inc.	5.300%	11/1/34	100	98
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	250	246
	Orange SA	9.000%	3/1/31	350	417
	Orange SA	5.500%	2/6/44	200	194
	Paramount Global	2.900%	1/15/27	148	141
	Paramount Global	3.375%	2/15/28	100	94
	Paramount Global	3.700%	6/1/28	100	94
	Paramount Global	7.875%	7/30/30	200	217
	Paramount Global	4.950%	1/15/31	350	327
	Paramount Global	4.200%	5/19/32	200	176
	Paramount Global	5.500%	5/15/33	75	70
	Paramount Global	6.875%	4/30/36	350	355
	Paramount Global	5.900%	10/15/40	104	91
	Paramount Global	4.850%	7/1/42	328	259
	Paramount Global	4.375%	3/15/43	480	349
	Paramount Global	5.850%	9/1/43	680	586
	Paramount Global	4.900%	8/15/44	100	76
	Paramount Global	4.600%	1/15/45	92	68
	Rogers Communications Inc.	2.900%	11/15/26	100	97
	Rogers Communications Inc.	5.000%	2/15/29	315	313
	Rogers Communications Inc.	3.800%	3/15/32	400	360
	Rogers Communications Inc.	4.500%	3/15/42	200	169
	Rogers Communications Inc.	4.500%	3/15/43	265	220
	Rogers Communications Inc.	5.000%	3/15/44	190	168
	Rogers Communications Inc.	4.350%	5/1/49	100	78
	Rogers Communications Inc.	3.700%	11/15/49	150	105
	Rogers Communications Inc.	4.550%	3/15/52	650	519
	Sprint Capital Corp.	6.875%	11/15/28	100	106
	Sprint Capital Corp.	8.750%	3/15/32	700	837
	Take-Two Interactive Software Inc.	3.700%	4/14/27	200	195
	Telefonica Emisiones SA	4.103%	3/8/27	250	246
	Telefonica Emisiones SA	7.045%	6/20/36	475	522
	Telefonica Emisiones SA	4.665%	3/6/38	200	177
	Telefonica Emisiones SA	5.213%	3/8/47	144	128
	Telefonica Europe BV	8.250%	9/15/30	250	285
	TELUS Corp.	2.800%	2/16/27	100	96
	TELUS Corp.	3.400%	5/13/32	100	88
	TELUS Corp.	4.300%	6/15/49	200	154
	Tencent Music Entertainment Group	2.000%	9/3/30	200	168
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	200	224
	Time Warner Cable LLC	6.550%	5/1/37	200	193
	Time Warner Cable LLC	6.750%	6/15/39	250	245
	Time Warner Cable LLC	5.875%	11/15/40	210	187
	Time Warner Cable LLC	5.500%	9/1/41	250	212
	Time Warner Cable LLC	4.500%	9/15/42	250	186
	T-Mobile USA Inc.	1.500%	2/15/26	200	193
	T-Mobile USA Inc.	2.250%	2/15/26	339	329
	T-Mobile USA Inc.	2.625%	4/15/26	104	101
	T-Mobile USA Inc.	3.750%	4/15/27	800	781
	T-Mobile USA Inc.	5.375%	4/15/27	70	70
	T-Mobile USA Inc.	4.750%	2/1/28	200	199
	T-Mobile USA Inc.	2.050%	2/15/28	250	230
	T-Mobile USA Inc.	4.950%	3/15/28	70	70
	T-Mobile USA Inc.	4.800%	7/15/28	200	199
	T-Mobile USA Inc.	2.625%	2/15/29	140	127
	T-Mobile USA Inc.	2.400%	3/15/29	100	90
	T-Mobile USA Inc.	4.200%	10/1/29	300	290
	T-Mobile USA Inc.	3.875%	4/15/30	1,889	1,777

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	2.550%	2/15/31	900	774
	T-Mobile USA Inc.	2.875%	2/15/31	186	163
	T-Mobile USA Inc.	3.500%	4/15/31	395	358
	T-Mobile USA Inc.	2.250%	11/15/31	500	415
	T-Mobile USA Inc.	2.700%	3/15/32	200	169
	T-Mobile USA Inc.	5.200%	1/15/33	300	297
	T-Mobile USA Inc.	5.050%	7/15/33	460	450
	T-Mobile USA Inc.	5.150%	4/15/34	170	167
	T-Mobile USA Inc.	4.375%	4/15/40	400	346
	T-Mobile USA Inc.	3.000%	2/15/41	155	110
	T-Mobile USA Inc.	4.500%	4/15/50	980	803
	T-Mobile USA Inc.	3.300%	2/15/51	1,000	659
	T-Mobile USA Inc.	3.400%	10/15/52	575	383
	T-Mobile USA Inc.	5.650%	1/15/53	158	153
	T-Mobile USA Inc.	5.750%	1/15/54	221	216
	T-Mobile USA Inc.	3.600%	11/15/60	200	132
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	300	295
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	170	163
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	75	65
	TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	171
	TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	98
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	200	164
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	201
	Uber Technologies Inc.	4.300%	1/15/30	375	363
	Uber Technologies Inc.	4.800%	9/15/34	200	191
	Uber Technologies Inc.	5.350%	9/15/54	325	300
	Verisign Inc.	2.700%	6/15/31	200	172
	Verizon Communications Inc.	4.125%	3/16/27	250	247
	Verizon Communications Inc.	3.000%	3/22/27	50	48
	Verizon Communications Inc.	2.100%	3/22/28	600	552
	Verizon Communications Inc.	4.329%	9/21/28	829	814
	Verizon Communications Inc.	4.016%	12/3/29	727	698
	Verizon Communications Inc.	3.150%	3/22/30	310	284
	Verizon Communications Inc.	1.680%	10/30/30	527	438
	Verizon Communications Inc.	1.750%	1/20/31	500	412
	Verizon Communications Inc.	2.550%	3/21/31	800	689
	Verizon Communications Inc.	2.355%	3/15/32	633	524
	Verizon Communications Inc.	5.050%	5/9/33	177	175
	Verizon Communications Inc.	4.500%	8/10/33	575	542
	Verizon Communications Inc.	4.400%	11/1/34	325	301
[5]	Verizon Communications Inc.	4.780%	2/15/35	600	572
	Verizon Communications Inc.	4.272%	1/15/36	256	230
	Verizon Communications Inc.	4.812%	3/15/39	250	230
	Verizon Communications Inc.	2.650%	11/20/40	1,000	683
	Verizon Communications Inc.	3.400%	3/22/41	500	378
	Verizon Communications Inc.	2.850%	9/3/41	200	138
	Verizon Communications Inc.	4.750%	11/1/41	200	179
	Verizon Communications Inc.	6.550%	9/15/43	125	137
	Verizon Communications Inc.	4.125%	8/15/46	250	198
	Verizon Communications Inc.	4.862%	8/21/46	639	570
	Verizon Communications Inc.	4.522%	9/15/48	176	147
	Verizon Communications Inc.	4.000%	3/22/50	250	190
	Verizon Communications Inc.	2.875%	11/20/50	500	306
	Verizon Communications Inc.	3.550%	3/22/51	900	634
	Verizon Communications Inc.	5.500%	2/23/54	250	239
	Verizon Communications Inc.	2.987%	10/30/56	900	534
	Verizon Communications Inc.	3.000%	11/20/60	500	289
	Verizon Communications Inc.	3.700%	3/22/61	500	339
	Vodafone Group plc	6.150%	2/27/37	71	74
	Vodafone Group plc	5.250%	5/30/48	83	77
	Vodafone Group plc	4.875%	6/19/49	350	301
	Vodafone Group plc	4.250%	9/17/50	450	349
	Vodafone Group plc	5.625%	2/10/53	310	294
	Vodafone Group plc	5.750%	6/28/54	364	351
	Vodafone Group plc	5.750%	2/10/63	125	118
	Vodafone Group plc	5.875%	6/28/64	200	193
	Walt Disney Co.	1.750%	1/13/26	300	292
	Walt Disney Co.	2.000%	9/1/29	541	481
	Walt Disney Co.	3.800%	3/22/30	240	230
	Walt Disney Co.	2.650%	1/13/31	700	619

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	6.200%	12/15/34	400	435
	Walt Disney Co.	6.400%	12/15/35	149	164
	Walt Disney Co.	6.650%	11/15/37	200	223
	Walt Disney Co.	4.625%	3/23/40	75	69
	Walt Disney Co.	3.500%	5/13/40	250	200
	Walt Disney Co.	5.400%	10/1/43	100	98
	Walt Disney Co.	4.750%	9/15/44	175	157
	Walt Disney Co.	2.750%	9/1/49	225	140
	Walt Disney Co.	4.700%	3/23/50	395	350
	Walt Disney Co.	3.600%	1/13/51	400	293
	Walt Disney Co.	3.800%	5/13/60	300	217
	Warnermedia Holdings Inc.	3.755%	3/15/27	800	771
	Warnermedia Holdings Inc.	4.054%	3/15/29	300	279
	Warnermedia Holdings Inc.	4.279%	3/15/32	500	440
	Warnermedia Holdings Inc.	5.050%	3/15/42	465	373
	Warnermedia Holdings Inc.	5.141%	3/15/52	1,700	1,264
	Warnermedia Holdings Inc.	5.391%	3/15/62	828	609
	Weibo Corp.	3.375%	7/8/30	200	179
					93,570
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	400	386
[5]	Alibaba Group Holding Ltd.	4.875%	5/26/30	200	198
	Alibaba Group Holding Ltd.	2.125%	2/9/31	300	253
	Alibaba Group Holding Ltd.	4.500%	11/28/34	280	259
[5]	Alibaba Group Holding Ltd.	5.250%	5/26/35	200	196
	Alibaba Group Holding Ltd.	4.000%	12/6/37	200	171
	Alibaba Group Holding Ltd.	4.200%	12/6/47	225	179
	Alibaba Group Holding Ltd.	3.150%	2/9/51	200	129
	Alibaba Group Holding Ltd.	4.400%	12/6/57	100	79
	Alibaba Group Holding Ltd.	3.250%	2/9/61	300	186
	Amazon.com Inc.	1.000%	5/12/26	600	574
	Amazon.com Inc.	3.300%	4/13/27	600	586
	Amazon.com Inc.	3.150%	8/22/27	725	701
	Amazon.com Inc.	4.550%	12/1/27	500	503
	Amazon.com Inc.	1.650%	5/12/28	500	455
	Amazon.com Inc.	3.450%	4/13/29	300	288
	Amazon.com Inc.	4.650%	12/1/29	396	398
	Amazon.com Inc.	1.500%	6/3/30	405	343
	Amazon.com Inc.	2.100%	5/12/31	500	427
	Amazon.com Inc.	3.600%	4/13/32	500	462
	Amazon.com Inc.	4.700%	12/1/32	500	497
	Amazon.com Inc.	4.800%	12/5/34	225	224
	Amazon.com Inc.	3.875%	8/22/37	600	530
	Amazon.com Inc.	2.875%	5/12/41	500	367
	Amazon.com Inc.	4.050%	8/22/47	600	493
	Amazon.com Inc.	2.500%	6/3/50	800	476
	Amazon.com Inc.	3.100%	5/12/51	700	470
	Amazon.com Inc.	2.700%	6/3/60	400	229
	Amazon.com Inc.	3.250%	5/12/61	450	293
	Amazon.com Inc.	4.100%	4/13/62	400	313
	American Honda Finance Corp.	4.950%	1/9/26	200	200
	American Honda Finance Corp.	5.250%	7/7/26	200	202
	American Honda Finance Corp.	4.400%	10/5/26	375	374
	American Honda Finance Corp.	2.350%	1/8/27	100	95
	American Honda Finance Corp.	4.900%	3/12/27	200	201
	American Honda Finance Corp.	4.900%	7/9/27	100	100
	American Honda Finance Corp.	4.450%	10/22/27	200	199
	American Honda Finance Corp.	2.000%	3/24/28	100	91
	American Honda Finance Corp.	5.125%	7/7/28	200	201
	American Honda Finance Corp.	5.650%	11/15/28	200	205
	American Honda Finance Corp.	2.250%	1/12/29	100	90
	American Honda Finance Corp.	4.900%	3/13/29	100	100
	American Honda Finance Corp.	4.400%	9/5/29	175	170
	American Honda Finance Corp.	4.600%	4/17/30	200	196
	American Honda Finance Corp.	1.800%	1/13/31	300	248
	American Honda Finance Corp.	5.050%	7/10/31	50	49
	American Honda Finance Corp.	4.900%	1/10/34	200	192
[2]	American University	3.672%	4/1/49	110	84
	Aptiv Swiss Holdings Ltd.	4.350%	3/15/29	50	49

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/29	200	194
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/32	200	172
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/34	100	95
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/46	50	38
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/49	50	43
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	250	146
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/52	200	142
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/54	300	269
	AutoNation Inc.	3.800%	11/15/27	75	73
	AutoNation Inc.	3.850%	3/1/32	250	224
	AutoZone Inc.	3.750%	6/1/27	100	98
	AutoZone Inc.	3.750%	4/18/29	100	95
	AutoZone Inc.	5.100%	7/15/29	200	201
	AutoZone Inc.	4.000%	4/15/30	250	238
	AutoZone Inc.	1.650%	1/15/31	200	164
	AutoZone Inc.	4.750%	8/1/32	200	193
	AutoZone Inc.	6.550%	11/1/33	150	161
	AutoZone Inc.	5.400%	7/15/34	200	199
	Best Buy Co. Inc.	4.450%	10/1/28	200	197
	BorgWarner Inc.	2.650%	7/1/27	200	190
	BorgWarner Inc.	4.950%	8/15/29	50	50
	BorgWarner Inc.	5.400%	8/15/34	50	49
	BorgWarner Inc.	4.375%	3/15/45	100	81
	Brunswick Corp.	5.850%	3/18/29	375	381
	California Endowment	2.498%	4/1/51	50	30
	California Institute of Technology	4.321%	8/1/45	70	61
	California Institute of Technology	4.700%	11/1/11	50	41
	California Institute of Technology	3.650%	9/1/19	100	63
	Choice Hotels International Inc.	5.850%	8/1/34	200	200
	Claremont Mckenna College	3.775%	1/1/22	150	97
	Cornell University	4.835%	6/15/34	125	123
	Darden Restaurants Inc.	3.850%	5/1/27	200	196
	Darden Restaurants Inc.	4.350%	10/15/27	75	74
	Darden Restaurants Inc.	4.550%	10/15/29	75	73
	Darden Restaurants Inc.	4.550%	2/15/48	50	40
	Dick's Sporting Goods Inc.	3.150%	1/15/32	200	175
	Dick's Sporting Goods Inc.	4.100%	1/15/52	200	146
[2]	Duke University	2.682%	10/1/44	100	70
[2]	Duke University	2.757%	10/1/50	50	32
[2]	Duke University	2.832%	10/1/55	125	77
	eBay Inc.	1.400%	5/10/26	200	191
	eBay Inc.	3.600%	6/5/27	300	293
	eBay Inc.	2.600%	5/10/31	200	172
	eBay Inc.	4.000%	7/15/42	200	159
	eBay Inc.	3.650%	5/10/51	200	142
	Emory University	2.143%	9/1/30	150	130
	Emory University	2.969%	9/1/50	50	33
	Ferguson Enterprises Inc.	5.000%	10/3/34	130	124
	Ford Foundation	2.415%	6/1/50	60	35
	Ford Foundation	2.815%	6/1/70	150	84
	Ford Motor Co.	9.625%	4/22/30	50	58
	Ford Motor Co.	3.250%	2/12/32	201	167
	Ford Motor Co.	6.100%	8/19/32	131	130
	Ford Motor Co.	4.750%	1/15/43	250	197
	Ford Motor Co.	7.400%	11/1/46	230	242
	Ford Motor Co.	5.291%	12/8/46	97	83
	Ford Motor Credit Co. LLC	4.542%	8/1/26	200	198
	Ford Motor Credit Co. LLC	2.700%	8/10/26	208	200
	Ford Motor Credit Co. LLC	4.271%	1/9/27	200	196
	Ford Motor Credit Co. LLC	5.850%	5/17/27	200	202
	Ford Motor Credit Co. LLC	4.950%	5/28/27	208	206
	Ford Motor Credit Co. LLC	4.125%	8/17/27	2,718	2,630
	Ford Motor Credit Co. LLC	3.815%	11/2/27	200	192
	Ford Motor Credit Co. LLC	7.350%	11/4/27	208	218
	Ford Motor Credit Co. LLC	2.900%	2/16/28	200	185
	Ford Motor Credit Co. LLC	6.800%	5/12/28	208	215
	Ford Motor Credit Co. LLC	6.798%	11/7/28	400	415
	Ford Motor Credit Co. LLC	5.800%	3/8/29	300	300
	Ford Motor Credit Co. LLC	5.113%	5/3/29	258	251
	Ford Motor Credit Co. LLC	5.303%	9/6/29	500	490

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ford Motor Credit Co. LLC	7.350%	3/6/30	201	213
Ford Motor Credit Co. LLC	4.000%	11/13/30	260	234
Ford Motor Credit Co. LLC	3.625%	6/17/31	260	225
Ford Motor Credit Co. LLC	6.054%	11/5/31	1,350	1,339
Ford Motor Credit Co. LLC	7.122%	11/7/33	200	209
Ford Motor Credit Co. LLC	6.125%	3/8/34	600	586
Fortune Brands Innovations Inc.	3.250%	9/15/29	50	46
Fortune Brands Innovations Inc.	4.000%	3/25/32	80	74
Fortune Brands Innovations Inc.	5.875%	6/1/33	100	102
Fortune Brands Innovations Inc.	4.500%	3/25/52	80	63
General Motors Co.	6.800%	10/1/27	100	104
General Motors Co.	5.600%	10/15/32	50	50
General Motors Co.	5.000%	4/1/35	165	154
General Motors Co.	6.600%	4/1/36	250	262
General Motors Co.	5.150%	4/1/38	225	207
General Motors Co.	6.250%	10/2/43	210	208
General Motors Co.	5.200%	4/1/45	230	199
General Motors Co.	5.400%	4/1/48	100	88
General Motors Co.	5.950%	4/1/49	375	354
General Motors Financial Co. Inc.	5.250%	3/1/26	150	150
General Motors Financial Co. Inc.	5.400%	4/6/26	200	201
General Motors Financial Co. Inc.	1.500%	6/10/26	200	191
General Motors Financial Co. Inc.	4.350%	1/17/27	325	321
General Motors Financial Co. Inc.	5.000%	4/9/27	250	250
General Motors Financial Co. Inc.	5.400%	5/8/27	200	202
General Motors Financial Co. Inc.	5.350%	7/15/27	100	101
General Motors Financial Co. Inc.	2.700%	8/20/27	500	472
General Motors Financial Co. Inc.	2.400%	4/10/28	200	184
General Motors Financial Co. Inc.	5.800%	6/23/28	250	255
General Motors Financial Co. Inc.	2.400%	10/15/28	200	181
General Motors Financial Co. Inc.	5.800%	1/7/29	500	510
General Motors Financial Co. Inc.	4.300%	4/6/29	500	482
General Motors Financial Co. Inc.	5.550%	7/15/29	300	303
General Motors Financial Co. Inc.	4.900%	10/6/29	100	98
General Motors Financial Co. Inc.	3.600%	6/21/30	400	367
General Motors Financial Co. Inc.	2.350%	1/8/31	300	251
General Motors Financial Co. Inc.	5.750%	2/8/31	175	177
General Motors Financial Co. Inc.	2.700%	6/10/31	200	169
General Motors Financial Co. Inc.	5.600%	6/18/31	75	75
General Motors Financial Co. Inc.	6.400%	1/9/33	100	104
General Motors Financial Co. Inc.	6.100%	1/7/34	250	254
General Motors Financial Co. Inc.	5.950%	4/4/34	200	201
General Motors Financial Co. Inc.	5.450%	9/6/34	150	146
Genuine Parts Co.	6.500%	11/1/28	200	210
Genuine Parts Co.	4.950%	8/15/29	250	249
Genuine Parts Co.	6.875%	11/1/33	75	82
George Washington University	4.126%	9/15/48	150	123
Georgetown University	4.315%	4/1/49	68	56
Georgetown University	2.943%	4/1/50	100	65
Georgetown University	5.215%	10/1/18	59	52
Harley-Davidson Inc.	4.625%	7/28/45	125	101
Hasbro Inc.	3.900%	11/19/29	350	329
Hasbro Inc.	6.350%	3/15/40	125	126
Hasbro Inc.	5.100%	5/15/44	50	43
Home Depot Inc.	5.150%	6/25/26	350	353
Home Depot Inc.	2.500%	4/15/27	395	378
Home Depot Inc.	2.800%	9/14/27	200	192
Home Depot Inc.	2.950%	6/15/29	600	558
Home Depot Inc.	4.750%	6/25/29	200	200
Home Depot Inc.	2.700%	4/15/30	445	401
Home Depot Inc.	1.375%	3/15/31	500	405
Home Depot Inc.	4.850%	6/25/31	175	175
Home Depot Inc.	1.875%	9/15/31	200	165
Home Depot Inc.	3.250%	4/15/32	200	178
Home Depot Inc.	4.500%	9/15/32	200	195
Home Depot Inc.	4.950%	6/25/34	100	99
Home Depot Inc.	5.875%	12/16/36	825	869
Home Depot Inc.	3.300%	4/15/40	295	229
Home Depot Inc.	5.950%	4/1/41	175	184
Home Depot Inc.	4.200%	4/1/43	200	169

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	4.875%	2/15/44	300	274
	Home Depot Inc.	4.400%	3/15/45	100	85
	Home Depot Inc.	4.250%	4/1/46	330	274
	Home Depot Inc.	3.900%	6/15/47	250	195
	Home Depot Inc.	4.500%	12/6/48	225	192
	Home Depot Inc.	3.350%	4/15/50	175	122
	Home Depot Inc.	2.375%	3/15/51	200	113
	Home Depot Inc.	2.750%	9/15/51	300	183
	Home Depot Inc.	3.625%	4/15/52	520	376
	Home Depot Inc.	4.950%	9/15/52	150	136
	Home Depot Inc.	5.300%	6/25/54	50	48
	Home Depot Inc.	5.400%	6/25/64	135	129
	Honda Motor Co. Ltd.	2.534%	3/10/27	200	191
	Honda Motor Co. Ltd.	2.967%	3/10/32	200	173
	Howard University	5.209%	10/1/52	50	43
	Hyatt Hotels Corp.	4.850%	3/15/26	200	200
	Hyatt Hotels Corp.	4.375%	9/15/28	75	73
	Hyatt Hotels Corp.	5.250%	6/30/29	100	100
	Hyatt Hotels Corp.	5.750%	4/23/30	200	205
	Hyatt Hotels Corp.	5.375%	12/15/31	200	199
	Hyatt Hotels Corp.	5.500%	6/30/34	50	50
	JD.com Inc.	3.875%	4/29/26	200	197
	JD.com Inc.	3.375%	1/14/30	200	185
[2]	Johns Hopkins University	4.083%	7/1/53	75	61
	Johns Hopkins University	4.705%	7/1/32	75	74
	Las Vegas Sands Corp.	5.900%	6/1/27	100	101
	Las Vegas Sands Corp.	6.000%	8/15/29	50	51
	Las Vegas Sands Corp.	6.200%	8/15/34	150	151
	Lear Corp.	3.800%	9/15/27	41	40
	Lear Corp.	4.250%	5/15/29	150	144
	Lear Corp.	3.500%	5/30/30	100	91
	Lear Corp.	5.250%	5/15/49	125	107
	Leggett & Platt Inc.	3.500%	11/15/27	125	118
	Leggett & Platt Inc.	4.400%	3/15/29	75	70
	Leggett & Platt Inc.	3.500%	11/15/51	100	61
	Leland Stanford Junior University	3.647%	5/1/48	200	155
	Lennar Corp.	5.250%	6/1/26	200	201
	LKQ Corp.	5.750%	6/15/28	500	508
	Lowe's Cos. Inc.	4.800%	4/1/26	200	200
	Lowe's Cos. Inc.	2.500%	4/15/26	250	244
	Lowe's Cos. Inc.	3.100%	5/3/27	350	338
	Lowe's Cos. Inc.	1.300%	4/15/28	260	232
	Lowe's Cos. Inc.	1.700%	9/15/28	200	179
	Lowe's Cos. Inc.	6.500%	3/15/29	67	71
	Lowe's Cos. Inc.	3.650%	4/5/29	300	286
	Lowe's Cos. Inc.	4.500%	4/15/30	250	245
	Lowe's Cos. Inc.	1.700%	10/15/30	300	251
	Lowe's Cos. Inc.	2.625%	4/1/31	500	434
	Lowe's Cos. Inc.	3.750%	4/1/32	500	457
	Lowe's Cos. Inc.	5.000%	4/15/33	250	246
	Lowe's Cos. Inc.	5.150%	7/1/33	100	99
	Lowe's Cos. Inc.	2.800%	9/15/41	200	137
	Lowe's Cos. Inc.	4.250%	9/15/44	28	22
	Lowe's Cos. Inc.	3.700%	4/15/46	250	184
	Lowe's Cos. Inc.	4.050%	5/3/47	300	232
	Lowe's Cos. Inc.	3.000%	10/15/50	150	93
	Lowe's Cos. Inc.	3.500%	4/1/51	300	204
	Lowe's Cos. Inc.	4.250%	4/1/52	300	234
	Lowe's Cos. Inc.	5.625%	4/15/53	100	96
	Lowe's Cos. Inc.	5.750%	7/1/53	200	196
	Lowe's Cos. Inc.	5.800%	9/15/62	100	97
	Magna International Inc.	5.050%	3/14/29	150	151
	Magna International Inc.	2.450%	6/15/30	100	88
	Marriott International Inc.	3.125%	6/15/26	1,083	1,059
	Marriott International Inc.	4.000%	4/15/28	50	49
	Marriott International Inc.	4.800%	3/15/30	200	198
	Marriott International Inc.	4.625%	6/15/30	200	196
	Marriott International Inc.	2.850%	4/15/31	300	262
	Marriott International Inc.	5.300%	5/15/34	200	198
	Marriott International Inc.	5.350%	3/15/35	200	197

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Masco Corp.	3.500%	11/15/27	100	96
	Masco Corp.	1.500%	2/15/28	200	180
	Masco Corp.	2.000%	2/15/31	100	84
	Masco Corp.	4.500%	5/15/47	100	82
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	125	111
	Massachusetts Institute of Technology	2.989%	7/1/50	85	57
	Massachusetts Institute of Technology	3.067%	4/1/52	100	68
	Massachusetts Institute of Technology	5.600%	7/1/11	130	131
	Massachusetts Institute of Technology	4.678%	7/1/14	125	106
	Massachusetts Institute of Technology	3.885%	7/1/16	100	70
	McDonald's Corp.	3.700%	1/30/26	300	298
	McDonald's Corp.	3.500%	3/1/27	200	195
	McDonald's Corp.	3.500%	7/1/27	315	307
	McDonald's Corp.	3.800%	4/1/28	350	341
	McDonald's Corp.	4.800%	8/14/28	200	200
	McDonald's Corp.	2.625%	9/1/29	450	410
	McDonald's Corp.	2.125%	3/1/30	200	175
	McDonald's Corp.	3.600%	7/1/30	200	187
	McDonald's Corp.	4.700%	12/9/35	200	191
	McDonald's Corp.	6.300%	10/15/37	150	161
	McDonald's Corp.	6.300%	3/1/38	100	107
	McDonald's Corp.	5.700%	2/1/39	100	102
	McDonald's Corp.	3.700%	2/15/42	25	20
	McDonald's Corp.	3.625%	5/1/43	100	77
	McDonald's Corp.	4.600%	5/26/45	210	182
	McDonald's Corp.	4.875%	12/9/45	300	269
	McDonald's Corp.	4.450%	3/1/47	250	210
	McDonald's Corp.	4.450%	9/1/48	150	125
	McDonald's Corp.	4.200%	4/1/50	200	158
	MDC Holdings Inc.	2.500%	1/15/31	100	87
	MDC Holdings Inc.	6.000%	1/15/43	100	100
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	250	292
	Mohawk Industries Inc.	3.625%	5/15/30	125	115
	NIKE Inc.	2.375%	11/1/26	200	193
	NIKE Inc.	2.750%	3/27/27	200	193
	NIKE Inc.	2.850%	3/27/30	200	182
	NIKE Inc.	3.625%	5/1/43	125	98
	NIKE Inc.	3.875%	11/1/45	75	59
	NIKE Inc.	3.375%	3/27/50	150	106
[2]	Northwestern University	4.643%	12/1/44	75	69
[2]	Northwestern University	2.640%	12/1/50	50	31
[2]	Northwestern University	3.662%	12/1/57	75	55
	NVR Inc.	3.000%	5/15/30	200	180
	O'Reilly Automotive Inc.	5.750%	11/20/26	200	203
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	315
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	410
	O'Reilly Automotive Inc.	5.000%	8/19/34	100	97
	President & Fellows of Harvard College	4.609%	2/15/35	175	170
	President & Fellows of Harvard College	4.875%	10/15/40	225	216
	President & Fellows of Harvard College	3.150%	7/15/46	100	72
	President & Fellows of Harvard College	3.745%	11/15/52	100	77
	PulteGroup Inc.	6.375%	5/15/33	300	316
	Ralph Lauren Corp.	2.950%	6/15/30	200	181
	Rockefeller Foundation	2.492%	10/1/50	250	152
	Ross Stores Inc.	1.875%	4/15/31	200	165
	Sands China Ltd.	3.800%	1/8/26	200	196
	Sands China Ltd.	2.300%	3/8/27	200	186
	Sands China Ltd.	5.400%	8/8/28	400	395
	Sands China Ltd.	4.375%	6/18/30	200	186
	Starbucks Corp.	2.450%	6/15/26	200	194
	Starbucks Corp.	4.850%	2/8/27	175	176
	Starbucks Corp.	3.500%	3/1/28	100	96
	Starbucks Corp.	4.000%	11/15/28	200	194
	Starbucks Corp.	3.550%	8/15/29	250	237
	Starbucks Corp.	2.250%	3/12/30	450	394
	Starbucks Corp.	2.550%	11/15/30	550	482
	Starbucks Corp.	4.900%	2/15/31	75	75
	Starbucks Corp.	5.000%	2/15/34	75	73
	Starbucks Corp.	4.300%	6/15/45	50	40
	Starbucks Corp.	3.750%	12/1/47	125	91

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	4.500%	11/15/48	200	165
	Starbucks Corp.	3.350%	3/12/50	100	67
	Starbucks Corp.	3.500%	11/15/50	200	138
	Tapestry Inc.	4.125%	7/15/27	23	23
	Tapestry Inc.	5.100%	3/11/30	50	49
	Tapestry Inc.	3.050%	3/15/32	200	170
	Tapestry Inc.	5.500%	3/11/35	300	292
	TJX Cos. Inc.	2.250%	9/15/26	350	337
	Toll Brothers Finance Corp.	4.350%	2/15/28	250	244
	Toyota Motor Corp.	1.339%	3/25/26	500	481
	Toyota Motor Credit Corp.	4.800%	1/5/26	200	201
	Toyota Motor Credit Corp.	5.200%	5/15/26	200	202
	Toyota Motor Credit Corp.	4.450%	5/18/26	144	144
	Toyota Motor Credit Corp.	1.125%	6/18/26	200	191
	Toyota Motor Credit Corp.	4.550%	8/7/26	100	100
	Toyota Motor Credit Corp.	5.400%	11/20/26	200	203
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	195
	Toyota Motor Credit Corp.	1.900%	1/13/27	80	76
	Toyota Motor Credit Corp.	5.000%	3/19/27	200	202
	Toyota Motor Credit Corp.	1.150%	8/13/27	500	458
	Toyota Motor Credit Corp.	4.550%	9/20/27	250	250
	Toyota Motor Credit Corp.	4.350%	10/8/27	150	149
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	95
	Toyota Motor Credit Corp.	1.900%	4/6/28	200	183
	Toyota Motor Credit Corp.	5.250%	9/11/28	200	203
	Toyota Motor Credit Corp.	4.650%	1/5/29	200	199
	Toyota Motor Credit Corp.	3.650%	1/8/29	530	507
	Toyota Motor Credit Corp.	5.050%	5/16/29	100	101
	Toyota Motor Credit Corp.	4.550%	8/9/29	100	99
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	131
	Toyota Motor Credit Corp.	3.375%	4/1/30	200	185
	Toyota Motor Credit Corp.	4.550%	5/17/30	101	99
	Toyota Motor Credit Corp.	5.550%	11/20/30	200	206
	Toyota Motor Credit Corp.	5.100%	3/21/31	200	201
	Toyota Motor Credit Corp.	1.900%	9/12/31	200	164
	Toyota Motor Credit Corp.	4.600%	10/10/31	250	243
	Toyota Motor Credit Corp.	4.800%	1/5/34	200	194
	Tractor Supply Co.	1.750%	11/1/30	200	167
	Trustees of Boston College	3.129%	7/1/52	100	68
[2]	Trustees of Boston University	4.061%	10/1/48	50	41
	Trustees of Columbia University in the City of New York	4.355%	10/1/35	100	94
	Trustees of Princeton University	5.700%	3/1/39	150	156
	Trustees of Princeton University	2.516%	7/1/50	150	93
	Trustees of Princeton University	4.201%	3/1/52	100	84
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	118
	Trustees of the University of Pennsylvania	4.674%	9/1/12	50	42
[2]	University of Chicago	2.547%	4/1/50	100	64
[2]	University of Chicago	4.003%	10/1/53	100	81
	University of Miami	4.063%	4/1/52	100	80
[2]	University of Notre Dame du Lac	3.438%	2/15/45	100	76
	University of Notre Dame du Lac	3.394%	2/15/48	125	92
[2]	University of Southern California	3.028%	10/1/39	100	79
[2]	University of Southern California	3.841%	10/1/47	100	80
	University of Southern California	2.945%	10/1/51	200	131
	University of Southern California	5.250%	10/1/11	100	93
	Washington University	3.524%	4/15/54	100	72
	Washington University	4.349%	4/15/22	50	38
	Whirlpool Corp.	4.750%	2/26/29	150	148
	Whirlpool Corp.	5.500%	3/1/33	100	98
	Whirlpool Corp.	5.750%	3/1/34	125	123
	Whirlpool Corp.	4.500%	6/1/46	100	77
	Whirlpool Corp.	4.600%	5/15/50	75	57
[2]	William Marsh Rice University	3.574%	5/15/45	150	119
	Yale University	1.482%	4/15/30	100	85
	Yale University	2.402%	4/15/50	100	60
					77,951
Consumer Staples (1.6%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	107
	Altria Group Inc.	3.400%	2/4/41	500	361

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Altria Group Inc.	4.250%	8/9/42	275	219
Altria Group Inc.	4.500%	5/2/43	125	102
Altria Group Inc.	5.375%	1/31/44	350	326
Altria Group Inc.	3.875%	9/16/46	425	306
Altria Group Inc.	5.950%	2/14/49	155	152
Altria Group Inc.	3.700%	2/4/51	750	510
Altria Group Inc.	6.200%	2/14/59	70	68
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	945	895
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,972	1,794
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	94
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	430
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	565	565
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,000	937
Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	175	173
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	188
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	375	375
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	301
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	601	507
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	592
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	705	720
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	193
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	84
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	96
Archer-Daniels-Midland Co.	3.750%	9/15/47	50	37
Archer-Daniels-Midland Co.	2.700%	9/15/51	200	120
BAT Capital Corp.	4.700%	4/2/27	330	329
BAT Capital Corp.	3.557%	8/15/27	231	223
BAT Capital Corp.	2.259%	3/25/28	500	459
BAT Capital Corp.	3.462%	9/6/29	100	93
BAT Capital Corp.	4.906%	4/2/30	175	173
BAT Capital Corp.	6.343%	8/2/30	200	210
BAT Capital Corp.	5.834%	2/20/31	200	204
BAT Capital Corp.	2.726%	3/25/31	500	432
BAT Capital Corp.	7.750%	10/19/32	100	113
BAT Capital Corp.	6.421%	8/2/33	200	211
BAT Capital Corp.	6.000%	2/20/34	200	205
BAT Capital Corp.	4.390%	8/15/37	525	453
BAT Capital Corp.	4.540%	8/15/47	383	302
BAT Capital Corp.	4.758%	9/6/49	250	202
BAT Capital Corp.	5.650%	3/16/52	200	182
BAT Capital Corp.	7.081%	8/2/53	175	192
BAT International Finance plc	4.448%	3/16/28	500	492
BAT International Finance plc	5.931%	2/2/29	400	412
Brown-Forman Corp.	4.750%	4/15/33	200	195
Brown-Forman Corp.	4.500%	7/15/45	100	87
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	195
Bunge Ltd. Finance Corp.	4.100%	1/7/28	70	68
Bunge Ltd. Finance Corp.	2.750%	5/14/31	350	302
Campbell's Co.	4.150%	3/15/28	175	171
Campbell's Co.	5.200%	3/21/29	100	101
Campbell's Co.	5.400%	3/21/34	175	174
Campbell's Co.	4.750%	3/23/35	150	141
Campbell's Co.	4.800%	3/15/48	135	116
Campbell's Co.	3.125%	4/24/50	100	64
Church & Dwight Co. Inc.	3.150%	8/1/27	100	97
Church & Dwight Co. Inc.	3.950%	8/1/47	75	58
Clorox Co.	3.100%	10/1/27	50	48
Clorox Co.	3.900%	5/15/28	50	49
Clorox Co.	4.400%	5/1/29	150	147
Clorox Co.	1.800%	5/15/30	50	43
Coca-Cola Co.	3.375%	3/25/27	200	196
Coca-Cola Co.	2.900%	5/25/27	559	541
Coca-Cola Co.	1.000%	3/15/28	500	449
Coca-Cola Co.	2.125%	9/6/29	125	112
Coca-Cola Co.	3.450%	3/25/30	250	236
Coca-Cola Co.	1.375%	3/15/31	100	82
Coca-Cola Co.	5.000%	5/13/34	100	100
Coca-Cola Co.	4.650%	8/14/34	130	126
Coca-Cola Co.	4.125%	3/25/40	100	86
Coca-Cola Co.	2.500%	6/1/40	200	140

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Coca-Cola Co.	2.875%	5/5/41	500	363
Coca-Cola Co.	4.200%	3/25/50	175	145
Coca-Cola Co.	2.600%	6/1/50	550	331
Coca-Cola Co.	5.300%	5/13/54	100	96
Coca-Cola Co.	5.200%	1/14/55	200	190
Coca-Cola Co.	2.750%	6/1/60	300	175
Coca-Cola Co.	5.400%	5/13/64	250	240
Coca-Cola Consolidated Inc.	5.250%	6/1/29	100	101
Coca-Cola Consolidated Inc.	5.450%	6/1/34	54	54
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	179
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	142
Colgate-Palmolive Co.	3.100%	8/15/27	250	242
Colgate-Palmolive Co.	4.000%	8/15/45	150	125
Conagra Brands Inc.	7.000%	10/1/28	275	291
Conagra Brands Inc.	8.250%	9/15/30	50	57
Conagra Brands Inc.	5.300%	11/1/38	200	188
Conagra Brands Inc.	5.400%	11/1/48	150	136
Constellation Brands Inc.	3.700%	12/6/26	425	418
Constellation Brands Inc.	3.500%	5/9/27	150	146
Constellation Brands Inc.	3.600%	2/15/28	175	168
Constellation Brands Inc.	4.650%	11/15/28	75	74
Constellation Brands Inc.	3.150%	8/1/29	225	207
Constellation Brands Inc.	2.875%	5/1/30	356	318
Constellation Brands Inc.	2.250%	8/1/31	275	229
Constellation Brands Inc.	5.250%	11/15/48	225	205
Constellation Brands Inc.	3.750%	5/1/50	125	92
Costco Wholesale Corp.	1.600%	4/20/30	1,200	1,026
Costco Wholesale Corp.	1.750%	4/20/32	200	163
Delhaize America LLC	9.000%	4/15/31	100	118
Diageo Capital plc	5.300%	10/24/27	250	254
Diageo Capital plc	2.000%	4/29/30	200	173
Diageo Capital plc	2.125%	4/29/32	200	163
Diageo Capital plc	5.875%	9/30/36	50	53
Diageo Capital plc	3.875%	4/29/43	250	200
Diageo Finance plc	5.625%	10/5/33	200	205
Dollar General Corp.	3.875%	4/15/27	150	147
Dollar General Corp.	4.625%	11/1/27	200	199
Dollar General Corp.	4.125%	5/1/28	150	146
Dollar General Corp.	5.200%	7/5/28	200	201
Dollar General Corp.	3.500%	4/3/30	100	92
Dollar General Corp.	4.125%	4/3/50	250	184
Dollar Tree Inc.	4.200%	5/15/28	300	292
Estee Lauder Cos. Inc.	3.150%	3/15/27	367	355
Estee Lauder Cos. Inc.	2.375%	12/1/29	125	111
Estee Lauder Cos. Inc.	4.650%	5/15/33	200	191
Estee Lauder Cos. Inc.	5.000%	2/14/34	125	123
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	77
Estee Lauder Cos. Inc.	4.375%	6/15/45	100	81
Estee Lauder Cos. Inc.	4.150%	3/15/47	100	79
Estee Lauder Cos. Inc.	3.125%	12/1/49	125	80
Flowers Foods Inc.	3.500%	10/1/26	75	73
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	84
General Mills Inc.	4.200%	4/17/28	375	367
General Mills Inc.	4.875%	1/30/30	200	199
General Mills Inc.	2.875%	4/15/30	150	135
General Mills Inc.	2.250%	10/14/31	250	209
General Mills Inc.	4.950%	3/29/33	200	195
General Mills Inc.	5.250%	1/30/35	150	148
General Mills Inc.	5.400%	6/15/40	100	97
General Mills Inc.	3.000%	2/1/51	50	31
Haleon US Capital LLC	3.375%	3/24/27	250	243
Haleon US Capital LLC	3.375%	3/24/29	250	235
Haleon US Capital LLC	3.625%	3/24/32	1,000	905
Hershey Co.	2.300%	8/15/26	100	97
Hershey Co.	2.450%	11/15/29	130	117
Hershey Co.	3.125%	11/15/49	150	100
Hormel Foods Corp.	4.800%	3/30/27	150	151
Hormel Foods Corp.	1.800%	6/11/30	200	170
Hormel Foods Corp.	3.050%	6/3/51	200	130
Ingredion Inc.	3.200%	10/1/26	100	97

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ingredion Inc.	2.900%	6/1/30	175	157
J M Smucker Co.	3.375%	12/15/27	150	145
J M Smucker Co.	5.900%	11/15/28	75	78
J M Smucker Co.	2.375%	3/15/30	100	88
J M Smucker Co.	2.125%	3/15/32	31	25
J M Smucker Co.	6.200%	11/15/33	200	211
J M Smucker Co.	4.250%	3/15/35	100	91
J M Smucker Co.	6.500%	11/15/43	130	138
J M Smucker Co.	4.375%	3/15/45	125	103
J M Smucker Co.	6.500%	11/15/53	200	214
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	2.500%	1/15/27	200	190
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.500%	1/15/30	500	499
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/33	509	507
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/34	184	195
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	4.375%	2/2/52	400	299
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.500%	12/1/52	300	303
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	7.250%	11/15/53	122	134
Kellanova	3.250%	4/1/26	125	123
Kellanova	3.400%	11/15/27	125	121
Kellanova	4.300%	5/15/28	100	98
Kellanova	7.450%	4/1/31	125	139
Kellanova	5.750%	5/16/54	100	100
Kenvue Inc.	5.050%	3/22/28	200	202
Kenvue Inc.	4.900%	3/22/33	200	197
Kenvue Inc.	5.100%	3/22/43	200	191
Kenvue Inc.	5.050%	3/22/53	425	393
Kenvue Inc.	5.200%	3/22/63	150	138
Keurig Dr Pepper Inc.	2.550%	9/15/26	75	72
Keurig Dr Pepper Inc.	5.100%	3/15/27	200	202
Keurig Dr Pepper Inc.	3.430%	6/15/27	100	97
Keurig Dr Pepper Inc.	5.050%	3/15/29	200	200
Keurig Dr Pepper Inc.	3.950%	4/15/29	175	168
Keurig Dr Pepper Inc.	3.200%	5/1/30	150	137
Keurig Dr Pepper Inc.	2.250%	3/15/31	200	169
Keurig Dr Pepper Inc.	5.200%	3/15/31	100	101
Keurig Dr Pepper Inc.	4.050%	4/15/32	150	140
Keurig Dr Pepper Inc.	5.300%	3/15/34	200	200
Keurig Dr Pepper Inc.	4.500%	11/15/45	200	167
Keurig Dr Pepper Inc.	3.800%	5/1/50	150	110
Keurig Dr Pepper Inc.	4.500%	4/15/52	200	164
Kimberly-Clark Corp.	2.750%	2/15/26	100	98
Kimberly-Clark Corp.	1.050%	9/15/27	500	457
Kimberly-Clark Corp.	3.950%	11/1/28	50	49
Kimberly-Clark Corp.	3.200%	4/25/29	150	141
Kimberly-Clark Corp.	3.100%	3/26/30	155	143
Kimberly-Clark Corp.	2.000%	11/2/31	250	210
Kimberly-Clark Corp.	6.625%	8/1/37	250	282
Kimberly-Clark Corp.	5.300%	3/1/41	25	24
Kimberly-Clark Corp.	3.200%	7/30/46	175	123
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	36
Kraft Heinz Foods Co.	3.000%	6/1/26	350	342
Kraft Heinz Foods Co.	3.875%	5/15/27	250	245
Kraft Heinz Foods Co.	3.750%	4/1/30	200	189
Kraft Heinz Foods Co.	4.250%	3/1/31	200	191
Kraft Heinz Foods Co.	6.875%	1/26/39	100	110
Kraft Heinz Foods Co.	5.000%	6/4/42	250	225
Kraft Heinz Foods Co.	5.200%	7/15/45	550	498
Kraft Heinz Foods Co.	4.375%	6/1/46	450	363
Kraft Heinz Foods Co.	4.875%	10/1/49	250	214
Kroger Co.	3.500%	2/1/26	160	158
Kroger Co.	2.650%	10/15/26	140	135
Kroger Co.	3.700%	8/1/27	100	98
Kroger Co.	7.700%	6/1/29	50	55
Kroger Co.	8.000%	9/15/29	125	140
Kroger Co.	2.200%	5/1/30	100	87
Kroger Co.	7.500%	4/1/31	100	112
Kroger Co.	5.000%	9/15/34	650	630
Kroger Co.	5.400%	7/15/40	50	48
Kroger Co.	5.000%	4/15/42	125	113
Kroger Co.	5.150%	8/1/43	100	92

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kroger Co.	4.450%	2/1/47	150	123
Kroger Co.	4.650%	1/15/48	225	189
Kroger Co.	3.950%	1/15/50	150	112
Kroger Co.	5.500%	9/15/54	381	358
Kroger Co.	5.650%	9/15/64	260	244
McCormick & Co. Inc.	3.400%	8/15/27	150	145
McCormick & Co. Inc.	2.500%	4/15/30	250	221
McCormick & Co. Inc.	4.700%	10/15/34	100	94
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	103
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	130
Molson Coors Beverage Co.	3.000%	7/15/26	375	366
Molson Coors Beverage Co.	5.000%	5/1/42	200	183
Molson Coors Beverage Co.	4.200%	7/15/46	375	299
Mondelez International Inc.	2.625%	3/17/27	200	191
Mondelez International Inc.	4.750%	2/20/29	100	100
Mondelez International Inc.	2.750%	4/13/30	115	103
Mondelez International Inc.	1.875%	10/15/32	500	401
Mondelez International Inc.	4.750%	8/28/34	100	96
Mondelez International Inc.	2.625%	9/4/50	250	146
PepsiCo Inc.	2.375%	10/6/26	225	217
PepsiCo Inc.	2.625%	3/19/27	100	96
PepsiCo Inc.	3.000%	10/15/27	325	313
PepsiCo Inc.	4.450%	5/15/28	200	200
PepsiCo Inc.	2.625%	7/29/29	200	183
PepsiCo Inc.	2.750%	3/19/30	345	313
PepsiCo Inc.	1.625%	5/1/30	700	596
PepsiCo Inc.	1.400%	2/25/31	200	163
PepsiCo Inc.	3.500%	3/19/40	175	141
PepsiCo Inc.	2.625%	10/21/41	200	138
PepsiCo Inc.	3.600%	8/13/42	100	78
PepsiCo Inc.	4.450%	4/14/46	300	259
PepsiCo Inc.	3.450%	10/6/46	300	220
PepsiCo Inc.	4.000%	5/2/47	100	80
PepsiCo Inc.	3.375%	7/29/49	240	172
PepsiCo Inc.	2.875%	10/15/49	325	211
PepsiCo Inc.	2.750%	10/21/51	50	31
PepsiCo Inc.	3.875%	3/19/60	150	112
Philip Morris International Inc.	2.750%	2/25/26	305	298
Philip Morris International Inc.	4.750%	2/12/27	400	401
Philip Morris International Inc.	4.375%	11/1/27	125	124
Philip Morris International Inc.	5.125%	11/17/27	200	202
Philip Morris International Inc.	3.125%	3/2/28	100	95
Philip Morris International Inc.	4.875%	2/13/29	200	200
Philip Morris International Inc.	3.375%	8/15/29	250	235
Philip Morris International Inc.	4.625%	11/1/29	200	197
Philip Morris International Inc.	5.625%	11/17/29	200	206
Philip Morris International Inc.	5.125%	2/15/30	200	201
Philip Morris International Inc.	2.100%	5/1/30	150	130
Philip Morris International Inc.	5.500%	9/7/30	244	250
Philip Morris International Inc.	1.750%	11/1/30	500	417
Philip Morris International Inc.	5.125%	2/13/31	225	225
Philip Morris International Inc.	4.750%	11/1/31	200	196
Philip Morris International Inc.	5.750%	11/17/32	700	719
Philip Morris International Inc.	5.375%	2/15/33	200	200
Philip Morris International Inc.	5.625%	9/7/33	114	116
Philip Morris International Inc.	5.250%	2/13/34	400	396
Philip Morris International Inc.	4.900%	11/1/34	50	48
Philip Morris International Inc.	6.375%	5/16/38	200	215
Philip Morris International Inc.	4.375%	11/15/41	500	424
Philip Morris International Inc.	4.500%	3/20/42	125	108
Philip Morris International Inc.	3.875%	8/21/42	25	20
Philip Morris International Inc.	4.125%	3/4/43	400	324
Pilgrim's Pride Corp.	3.500%	3/1/32	500	431
Procter & Gamble Co.	2.800%	3/25/27	500	484
Procter & Gamble Co.	3.000%	3/25/30	500	461
Procter & Gamble Co.	1.200%	10/29/30	300	248
Procter & Gamble Co.	4.550%	1/29/34	200	194
Procter & Gamble Co.	5.550%	3/5/37	150	157
Procter & Gamble Co.	3.550%	3/25/40	188	156
Procter & Gamble Co.	3.500%	10/25/47	100	76

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Reynolds American Inc.	5.700%	8/15/35	175	175
Reynolds American Inc.	7.250%	6/15/37	100	110
Reynolds American Inc.	6.150%	9/15/43	75	74
Reynolds American Inc.	5.850%	8/15/45	450	428
Sysco Corp.	3.300%	7/15/26	250	245
Sysco Corp.	3.250%	7/15/27	175	169
Sysco Corp.	5.750%	1/17/29	100	103
Sysco Corp.	2.400%	2/15/30	100	88
Sysco Corp.	5.950%	4/1/30	166	173
Sysco Corp.	6.000%	1/17/34	100	105
Sysco Corp.	6.600%	4/1/40	175	189
Sysco Corp.	4.500%	4/1/46	200	166
Sysco Corp.	4.450%	3/15/48	100	82
Sysco Corp.	6.600%	4/1/50	100	110
Sysco Corp.	3.150%	12/14/51	250	161
Target Corp.	2.500%	4/15/26	175	171
Target Corp.	1.950%	1/15/27	100	95
Target Corp.	3.375%	4/15/29	200	190
Target Corp.	2.650%	9/15/30	250	223
Target Corp.	4.500%	9/15/32	200	193
Target Corp.	4.500%	9/15/34	200	190
Target Corp.	6.500%	10/15/37	103	113
Target Corp.	7.000%	1/15/38	125	143
Target Corp.	3.900%	11/15/47	300	233
Target Corp.	4.800%	1/15/53	100	89
Tyson Foods Inc.	4.000%	3/1/26	100	99
Tyson Foods Inc.	3.550%	6/2/27	275	267
Tyson Foods Inc.	4.350%	3/1/29	280	272
Tyson Foods Inc.	5.700%	3/15/34	250	253
Tyson Foods Inc.	5.150%	8/15/44	200	182
Tyson Foods Inc.	5.100%	9/28/48	275	244
Unilever Capital Corp.	2.000%	7/28/26	125	120
Unilever Capital Corp.	2.900%	5/5/27	175	169
Unilever Capital Corp.	4.250%	8/12/27	150	149
Unilever Capital Corp.	4.875%	9/8/28	200	202
Unilever Capital Corp.	1.375%	9/14/30	300	249
Unilever Capital Corp.	1.750%	8/12/31	500	413
Unilever Capital Corp.	5.900%	11/15/32	200	212
Unilever Capital Corp.	5.000%	12/8/33	200	200
Unilever Capital Corp.	4.625%	8/12/34	200	192
Walmart Inc.	4.000%	4/15/26	100	100
Walmart Inc.	1.050%	9/17/26	100	95
Walmart Inc.	3.250%	7/8/29	250	237
Walmart Inc.	2.375%	9/24/29	425	387
Walmart Inc.	1.800%	9/22/31	100	83
Walmart Inc.	4.150%	9/9/32	250	241
Walmart Inc.	4.100%	4/15/33	250	238
Walmart Inc.	5.250%	9/1/35	192	198
Walmart Inc.	6.200%	4/15/38	315	348
Walmart Inc.	3.950%	6/28/38	275	246
Walmart Inc.	5.000%	10/25/40	100	97
Walmart Inc.	4.000%	4/11/43	274	232
Walmart Inc.	3.625%	12/15/47	265	202
Walmart Inc.	4.050%	6/29/48	375	307
Walmart Inc.	2.650%	9/22/51	200	123
Walmart Inc.	4.500%	9/9/52	200	174
Walmart Inc.	4.500%	4/15/53	250	217
				71,332
Energy (1.9%)
Apache Corp.	4.375%	10/15/28	44	42
Apache Corp.	4.250%	1/15/30	90	85
Apache Corp.	6.000%	1/15/37	77	76
Apache Corp.	5.100%	9/1/40	233	202
Apache Corp.	5.250%	2/1/42	65	56
Apache Corp.	4.750%	4/15/43	75	60
Apache Corp.	5.350%	7/1/49	68	56
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	200	191
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	193
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	231

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boardwalk Pipelines LP	5.950%	6/1/26	200	202
	Boardwalk Pipelines LP	4.450%	7/15/27	100	99
	Boardwalk Pipelines LP	5.625%	8/1/34	235	234
	BP Capital Markets America Inc.	3.410%	2/11/26	100	99
	BP Capital Markets America Inc.	3.119%	5/4/26	550	540
	BP Capital Markets America Inc.	3.017%	1/16/27	400	388
	BP Capital Markets America Inc.	5.017%	11/17/27	300	303
	BP Capital Markets America Inc.	4.234%	11/6/28	345	338
	BP Capital Markets America Inc.	4.699%	4/10/29	100	99
	BP Capital Markets America Inc.	4.970%	10/17/29	200	201
	BP Capital Markets America Inc.	4.868%	11/25/29	400	400
	BP Capital Markets America Inc.	3.633%	4/6/30	350	329
	BP Capital Markets America Inc.	2.721%	1/12/32	200	171
	BP Capital Markets America Inc.	4.812%	2/13/33	400	386
	BP Capital Markets America Inc.	4.893%	9/11/33	300	290
	BP Capital Markets America Inc.	4.989%	4/10/34	200	195
	BP Capital Markets America Inc.	5.227%	11/17/34	350	344
	BP Capital Markets America Inc.	3.060%	6/17/41	100	72
	BP Capital Markets America Inc.	3.000%	2/24/50	450	286
	BP Capital Markets America Inc.	2.772%	11/10/50	150	90
	BP Capital Markets America Inc.	2.939%	6/4/51	500	309
	BP Capital Markets America Inc.	3.001%	3/17/52	300	187
	BP Capital Markets America Inc.	3.379%	2/8/61	400	253
	BP Capital Markets plc	3.279%	9/19/27	200	193
	Canadian Natural Resources Ltd.	3.850%	6/1/27	500	489
[5]	Canadian Natural Resources Ltd.	5.000%	12/15/29	50	49
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	89
	Canadian Natural Resources Ltd.	6.450%	6/30/33	125	131
[5]	Canadian Natural Resources Ltd.	5.400%	12/15/34	50	49
	Canadian Natural Resources Ltd.	5.850%	2/1/35	100	100
	Canadian Natural Resources Ltd.	6.250%	3/15/38	300	306
	Canadian Natural Resources Ltd.	4.950%	6/1/47	140	120
	Cenovus Energy Inc.	4.250%	4/15/27	100	99
	Cenovus Energy Inc.	2.650%	1/15/32	100	83
	Cenovus Energy Inc.	5.250%	6/15/37	38	36
	Cenovus Energy Inc.	6.750%	11/15/39	39	42
	Cenovus Energy Inc.	5.400%	6/15/47	119	106
	Cenovus Energy Inc.	3.750%	2/15/52	150	103
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,385	1,300
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	100	80
	Cheniere Energy Inc.	4.625%	10/15/28	252	247
	Cheniere Energy Inc.	5.650%	4/15/34	265	265
	Cheniere Energy Partners LP	4.500%	10/1/29	275	266
	Cheniere Energy Partners LP	4.000%	3/1/31	586	542
	Cheniere Energy Partners LP	3.250%	1/31/32	350	304
	Cheniere Energy Partners LP	5.950%	6/30/33	47	48
[5]	Cheniere Energy Partners LP	5.750%	8/15/34	100	100
	Chevron Corp.	2.236%	5/11/30	500	440
	Chevron USA Inc.	1.018%	8/12/27	500	458
	Chevron USA Inc.	5.250%	11/15/43	175	170
	Chevron USA Inc.	2.343%	8/12/50	200	112
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	200	176
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	200	146
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	200	198
	CNOOC Petroleum North America ULC	5.875%	3/10/35	200	214
	CNOOC Petroleum North America ULC	6.400%	5/15/37	225	253
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	96
	ConocoPhillips	5.900%	5/15/38	450	465
	ConocoPhillips	6.500%	2/1/39	100	109
	ConocoPhillips	4.875%	10/1/47	285	249
	ConocoPhillips Co.	4.700%	1/15/30	225	223
	ConocoPhillips Co.	4.850%	1/15/32	200	196
	ConocoPhillips Co.	5.050%	9/15/33	200	197
	ConocoPhillips Co.	5.000%	1/15/35	225	219
	ConocoPhillips Co.	3.758%	3/15/42	88	69
	ConocoPhillips Co.	4.300%	11/15/44	275	229
	ConocoPhillips Co.	3.800%	3/15/52	190	139
	ConocoPhillips Co.	5.300%	5/15/53	478	442
	ConocoPhillips Co.	5.550%	3/15/54	175	168
	ConocoPhillips Co.	5.500%	1/15/55	225	213

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
ConocoPhillips Co.	4.025%	3/15/62	300	217
ConocoPhillips Co.	5.700%	9/15/63	125	120
ConocoPhillips Co.	5.650%	1/15/65	200	189
Continental Resources Inc.	4.375%	1/15/28	200	194
Continental Resources Inc.	4.900%	6/1/44	125	101
Coterra Energy Inc.	3.900%	5/15/27	200	195
Coterra Energy Inc.	5.600%	3/15/34	105	104
Coterra Energy Inc.	5.400%	2/15/35	310	300
Coterra Energy Inc.	5.900%	2/15/55	50	47
DCP Midstream Operating LP	5.625%	7/15/27	75	76
DCP Midstream Operating LP	3.250%	2/15/32	181	156
DCP Midstream Operating LP	5.600%	4/1/44	40	37
Devon Energy Corp.	5.250%	10/15/27	100	100
Devon Energy Corp.	5.875%	6/15/28	130	130
Devon Energy Corp.	4.500%	1/15/30	130	126
Devon Energy Corp.	7.875%	9/30/31	160	180
Devon Energy Corp.	7.950%	4/15/32	163	184
Devon Energy Corp.	4.750%	5/15/42	130	108
Devon Energy Corp.	5.000%	6/15/45	150	125
Diamondback Energy Inc.	3.250%	12/1/26	100	97
Diamondback Energy Inc.	5.200%	4/18/27	150	151
Diamondback Energy Inc.	3.500%	12/1/29	200	186
Diamondback Energy Inc.	5.150%	1/30/30	150	150
Diamondback Energy Inc.	6.250%	3/15/33	190	198
Diamondback Energy Inc.	5.400%	4/18/34	230	226
Diamondback Energy Inc.	4.400%	3/24/51	200	155
Diamondback Energy Inc.	4.250%	3/15/52	100	75
Diamondback Energy Inc.	6.250%	3/15/53	200	200
Diamondback Energy Inc.	5.750%	4/18/54	265	248
Diamondback Energy Inc.	5.900%	4/18/64	175	164
Eastern Energy Gas Holdings LLC	5.650%	10/15/54	100	94
Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	92
Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	125	105
Enbridge Energy Partners LP	7.500%	4/15/38	150	170
Enbridge Energy Partners LP	5.500%	9/15/40	125	119
Enbridge Inc.	1.600%	10/4/26	200	189
Enbridge Inc.	5.900%	11/15/26	125	127
Enbridge Inc.	5.250%	4/5/27	200	202
Enbridge Inc.	3.700%	7/15/27	150	146
Enbridge Inc.	6.000%	11/15/28	125	129
Enbridge Inc.	5.300%	4/5/29	200	202
Enbridge Inc.	3.125%	11/15/29	200	183
Enbridge Inc.	6.200%	11/15/30	125	132
Enbridge Inc.	5.700%	3/8/33	400	404
Enbridge Inc.	2.500%	8/1/33	200	160
Enbridge Inc.	5.625%	4/5/34	100	101
Enbridge Inc.	4.500%	6/10/44	100	82
Enbridge Inc.	5.500%	12/1/46	135	128
Enbridge Inc.	4.000%	11/15/49	100	75
Enbridge Inc.	3.400%	8/1/51	200	134
Enbridge Inc.	6.700%	11/15/53	165	179
Enbridge Inc.	5.950%	4/5/54	200	198
Enbridge Inc.	7.200%	6/27/54	420	432
Enbridge Inc.	7.375%	3/15/55	50	52
Energy Transfer LP	4.750%	1/15/26	500	499
Energy Transfer LP	4.400%	3/15/27	150	149
Energy Transfer LP	5.500%	6/1/27	300	304
Energy Transfer LP	5.550%	2/15/28	200	203
Energy Transfer LP	4.950%	5/15/28	200	200
Energy Transfer LP	5.250%	4/15/29	425	427
Energy Transfer LP	5.250%	7/1/29	73	73
Energy Transfer LP	3.750%	5/15/30	250	233
Energy Transfer LP	5.750%	2/15/33	200	202
Energy Transfer LP	6.550%	12/1/33	600	637
Energy Transfer LP	5.550%	5/15/34	150	149
Energy Transfer LP	5.600%	9/1/34	207	206
Energy Transfer LP	6.625%	10/15/36	225	239
Energy Transfer LP	5.800%	6/15/38	150	148
Energy Transfer LP	6.050%	6/1/41	100	99
Energy Transfer LP	6.500%	2/1/42	275	285

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy Transfer LP	4.950%	1/15/43	175	150
Energy Transfer LP	5.300%	4/1/44	300	268
Energy Transfer LP	5.000%	5/15/44	100	86
Energy Transfer LP	5.150%	3/15/45	175	153
Energy Transfer LP	5.350%	5/15/45	100	90
Energy Transfer LP	6.125%	12/15/45	200	197
Energy Transfer LP	5.300%	4/15/47	200	177
Energy Transfer LP	5.400%	10/1/47	275	247
Energy Transfer LP	6.000%	6/15/48	300	290
Energy Transfer LP	6.250%	4/15/49	320	321
Energy Transfer LP	5.000%	5/15/50	500	424
Energy Transfer LP	5.950%	5/15/54	540	520
Energy Transfer LP	6.050%	9/1/54	191	187
EnLink Midstream LLC	5.375%	6/1/29	90	90
EnLink Midstream LLC	5.650%	9/1/34	385	384
EnLink Midstream Partners LP	4.850%	7/15/26	85	85
EnLink Midstream Partners LP	5.600%	4/1/44	60	55
EnLink Midstream Partners LP	5.050%	4/1/45	80	68
EnLink Midstream Partners LP	5.450%	6/1/47	290	261
Enterprise Products Operating LLC	5.050%	1/10/26	200	201
Enterprise Products Operating LLC	3.700%	2/15/26	150	149
Enterprise Products Operating LLC	4.600%	1/11/27	445	445
Enterprise Products Operating LLC	3.950%	2/15/27	100	99
Enterprise Products Operating LLC	3.125%	7/31/29	200	186
Enterprise Products Operating LLC	2.800%	1/31/30	300	271
Enterprise Products Operating LLC	6.875%	3/1/33	175	193
Enterprise Products Operating LLC	4.850%	1/31/34	75	73
Enterprise Products Operating LLC	4.950%	2/15/35	150	145
Enterprise Products Operating LLC	7.550%	4/15/38	150	175
Enterprise Products Operating LLC	6.125%	10/15/39	300	311
Enterprise Products Operating LLC	5.950%	2/1/41	175	179
Enterprise Products Operating LLC	4.450%	2/15/43	300	256
Enterprise Products Operating LLC	4.850%	3/15/44	335	300
Enterprise Products Operating LLC	5.100%	2/15/45	100	92
Enterprise Products Operating LLC	4.900%	5/15/46	425	378
Enterprise Products Operating LLC	4.250%	2/15/48	100	80
Enterprise Products Operating LLC	4.800%	2/1/49	100	86
Enterprise Products Operating LLC	4.200%	1/31/50	350	276
Enterprise Products Operating LLC	3.200%	2/15/52	300	195
Enterprise Products Operating LLC	3.300%	2/15/53	200	131
Enterprise Products Operating LLC	5.550%	2/16/55	250	240
Enterprise Products Operating LLC	3.950%	1/31/60	200	144
Enterprise Products Operating LLC	5.250%	8/16/77	100	98
Enterprise Products Operating LLC	5.375%	2/15/78	200	191
EOG Resources Inc.	4.150%	1/15/26	150	149
EOG Resources Inc.	4.375%	4/15/30	200	195
EOG Resources Inc.	4.950%	4/15/50	200	178
EOG Resources Inc.	5.650%	12/1/54	125	122
EQT Corp.	3.900%	10/1/27	200	194
EQT Corp.	5.700%	4/1/28	200	203
EQT Corp.	5.000%	1/15/29	200	197
EQT Corp.	7.000%	2/1/30	200	213
Equinor ASA	1.750%	1/22/26	479	465
Equinor ASA	7.250%	9/23/27	250	268
Equinor ASA	3.625%	9/10/28	175	169
Equinor ASA	2.375%	5/22/30	400	355
Equinor ASA	5.100%	8/17/40	125	120
Equinor ASA	4.250%	11/23/41	175	151
Equinor ASA	3.950%	5/15/43	125	103
Equinor ASA	4.800%	11/8/43	175	161
Equinor ASA	3.250%	11/18/49	225	153
Equinor ASA	3.700%	4/6/50	405	299
Expand Energy Corp.	5.375%	3/15/30	300	293
Expand Energy Corp.	4.750%	2/1/32	200	186
Expand Energy Corp.	5.700%	1/15/35	75	74
Exxon Mobil Corp.	3.043%	3/1/26	300	295
Exxon Mobil Corp.	2.275%	8/16/26	600	580
Exxon Mobil Corp.	2.440%	8/16/29	250	228
Exxon Mobil Corp.	2.610%	10/15/30	650	579
Exxon Mobil Corp.	2.995%	8/16/39	100	76

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exxon Mobil Corp.	4.227%	3/19/40	400	350
	Exxon Mobil Corp.	3.567%	3/6/45	235	177
	Exxon Mobil Corp.	4.114%	3/1/46	200	162
	Exxon Mobil Corp.	4.327%	3/19/50	805	662
	Exxon Mobil Corp.	3.452%	4/15/51	500	351
	Halliburton Co.	2.920%	3/1/30	200	180
	Halliburton Co.	6.700%	9/15/38	345	376
	Halliburton Co.	7.450%	9/15/39	300	350
	Halliburton Co.	4.500%	11/15/41	100	86
	Halliburton Co.	5.000%	11/15/45	500	447
[5]	Helmerich & Payne Inc.	4.650%	12/1/27	250	247
[5]	Helmerich & Payne Inc.	4.850%	12/1/29	200	194
	Helmerich & Payne Inc.	2.900%	9/29/31	100	83
[5]	Helmerich & Payne Inc.	5.500%	12/1/34	50	48
	Hess Corp.	4.300%	4/1/27	250	247
	Hess Corp.	7.300%	8/15/31	180	200
	Hess Corp.	7.125%	3/15/33	100	111
	Hess Corp.	6.000%	1/15/40	75	78
	Hess Corp.	5.600%	2/15/41	350	345
	HF Sinclair Corp.	5.875%	4/1/26	200	201
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	50
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	261
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	54
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	209
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	200	207
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	47
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	150	126
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	65
	Kinder Morgan Inc.	1.750%	11/15/26	200	190
	Kinder Morgan Inc.	4.300%	3/1/28	200	196
	Kinder Morgan Inc.	7.800%	8/1/31	140	158
	Kinder Morgan Inc.	7.750%	1/15/32	265	301
	Kinder Morgan Inc.	5.300%	12/1/34	175	171
	Kinder Morgan Inc.	5.550%	6/1/45	200	187
	Kinder Morgan Inc.	5.050%	2/15/46	175	152
	Kinder Morgan Inc.	3.600%	2/15/51	200	135
	Kinder Morgan Inc.	5.450%	8/1/52	130	118
	Kinder Morgan Inc.	5.950%	8/1/54	130	127
	Marathon Petroleum Corp.	5.125%	12/15/26	200	201
	Marathon Petroleum Corp.	6.500%	3/1/41	300	311
	Marathon Petroleum Corp.	4.500%	4/1/48	260	203
	MPLX LP	4.250%	12/1/27	275	271
	MPLX LP	4.000%	3/15/28	400	388
	MPLX LP	4.950%	9/1/32	149	144
	MPLX LP	5.000%	3/1/33	200	192
	MPLX LP	5.500%	6/1/34	250	246
	MPLX LP	4.500%	4/15/38	400	348
	MPLX LP	5.500%	2/15/49	355	326
	MPLX LP	5.650%	3/1/53	200	186
	NOV Inc.	3.600%	12/1/29	200	187
	NOV Inc.	3.950%	12/1/42	125	93
	Occidental Petroleum Corp.	5.550%	3/15/26	150	151
	Occidental Petroleum Corp.	8.500%	7/15/27	86	92
	Occidental Petroleum Corp.	6.375%	9/1/28	97	100
	Occidental Petroleum Corp.	5.200%	8/1/29	205	203
	Occidental Petroleum Corp.	8.875%	7/15/30	176	200
	Occidental Petroleum Corp.	6.625%	9/1/30	155	162
	Occidental Petroleum Corp.	6.125%	1/1/31	196	201
	Occidental Petroleum Corp.	7.500%	5/1/31	153	167
	Occidental Petroleum Corp.	7.875%	9/15/31	85	94
	Occidental Petroleum Corp.	5.375%	1/1/32	280	274
	Occidental Petroleum Corp.	5.550%	10/1/34	210	204
	Occidental Petroleum Corp.	6.450%	9/15/36	301	308
	Occidental Petroleum Corp.	7.950%	6/15/39	43	49
	Occidental Petroleum Corp.	6.200%	3/15/40	128	126
	Occidental Petroleum Corp.	6.600%	3/15/46	196	198
	Occidental Petroleum Corp.	4.400%	4/15/46	75	56
	Occidental Petroleum Corp.	4.200%	3/15/48	55	40
	Occidental Petroleum Corp.	6.050%	10/1/54	175	165
	ONEOK Inc.	5.550%	11/1/26	52	53

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	4.250%	9/24/27	400	394
	ONEOK Inc.	4.550%	7/15/28	200	197
	ONEOK Inc.	5.650%	11/1/28	100	102
	ONEOK Inc.	4.350%	3/15/29	100	97
	ONEOK Inc.	3.400%	9/1/29	245	228
	ONEOK Inc.	3.100%	3/15/30	200	181
	ONEOK Inc.	3.250%	6/1/30	200	182
	ONEOK Inc.	4.750%	10/15/31	125	121
	ONEOK Inc.	6.050%	9/1/33	350	360
	ONEOK Inc.	5.050%	11/1/34	325	311
	ONEOK Inc.	5.150%	10/15/43	125	111
	ONEOK Inc.	4.250%	9/15/46	200	153
	ONEOK Inc.	4.950%	7/13/47	110	93
	ONEOK Inc.	4.200%	10/3/47	150	113
	ONEOK Inc.	5.200%	7/15/48	40	35
	ONEOK Inc.	4.850%	2/1/49	100	83
	ONEOK Inc.	4.450%	9/1/49	150	117
	ONEOK Inc.	4.500%	3/15/50	100	79
	ONEOK Inc.	7.150%	1/15/51	120	130
	ONEOK Inc.	6.625%	9/1/53	250	263
	ONEOK Inc.	5.700%	11/1/54	285	268
	ONEOK Inc.	5.850%	11/1/64	140	131
	ONEOK Partners LP	6.650%	10/1/36	260	276
	ONEOK Partners LP	6.125%	2/1/41	150	149
	Ovintiv Inc.	5.375%	1/1/26	100	100
	Ovintiv Inc.	5.650%	5/15/28	100	101
	Ovintiv Inc.	7.375%	11/1/31	50	54
	Ovintiv Inc.	6.250%	7/15/33	100	102
	Ovintiv Inc.	6.500%	8/15/34	150	156
	Ovintiv Inc.	6.625%	8/15/37	100	102
	Ovintiv Inc.	6.500%	2/1/38	100	102
	Ovintiv Inc.	7.100%	7/15/53	75	80
	Patterson-UTI Energy Inc.	5.150%	11/15/29	150	146
	Patterson-UTI Energy Inc.	7.150%	10/1/33	100	105
[2]	Petroleos Mexicanos	2.378%	4/15/25	2	2
	Phillips 66	3.900%	3/15/28	150	145
	Phillips 66	2.150%	12/15/30	100	85
	Phillips 66	4.650%	11/15/34	300	280
	Phillips 66	5.875%	5/1/42	245	243
	Phillips 66	4.875%	11/15/44	440	380
	Phillips 66 Co.	4.950%	12/1/27	200	202
	Phillips 66 Co.	3.150%	12/15/29	100	92
	Phillips 66 Co.	5.250%	6/15/31	200	200
	Phillips 66 Co.	4.950%	3/15/35	105	99
	Phillips 66 Co.	4.680%	2/15/45	245	205
	Phillips 66 Co.	5.500%	3/15/55	150	138
	Pioneer Natural Resources Co.	1.900%	8/15/30	300	255
	Pioneer Natural Resources Co.	2.150%	1/15/31	200	170
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	100
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	256
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	186
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/34	85	85
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	105
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	110	97
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	165
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	50	42
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	454
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	750	752
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	293
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	550	533
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	150	153
	Schlumberger Investment SA	4.500%	5/15/28	100	99
	Schlumberger Investment SA	2.650%	6/26/30	300	267
	Schlumberger Investment SA	4.850%	5/15/33	100	98
	Shell Finance US Inc.	2.375%	11/7/29	582	522
	Shell Finance US Inc.	2.750%	4/6/30	50	45
	Shell Finance US Inc.	4.125%	5/11/35	300	275
	Shell Finance US Inc.	4.550%	8/12/43	300	261
	Shell Finance US Inc.	4.375%	5/11/45	430	359
	Shell Finance US Inc.	4.000%	5/10/46	640	501

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Shell International Finance BV	2.875%	5/10/26	500	489
	Shell International Finance BV	2.500%	9/12/26	600	581
	Shell International Finance BV	3.875%	11/13/28	68	66
	Shell International Finance BV	6.375%	12/15/38	475	516
	Shell International Finance BV	5.500%	3/25/40	175	175
	Shell International Finance BV	2.875%	11/26/41	200	141
	Shell International Finance BV	3.125%	11/7/49	300	197
	Shell International Finance BV	3.000%	11/26/51	200	126
[5]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	100	100
[5]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	150	147
[5]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	215	209
[5]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	125	121
	Spectra Energy Partners LP	3.375%	10/15/26	205	200
	Spectra Energy Partners LP	4.500%	3/15/45	325	266
	Suncor Energy Inc.	5.950%	12/1/34	125	129
	Suncor Energy Inc.	6.800%	5/15/38	323	344
	Suncor Energy Inc.	4.000%	11/15/47	100	74
	Suncor Energy Inc.	3.750%	3/4/51	200	140
	Targa Resources Corp.	6.150%	3/1/29	175	182
	Targa Resources Corp.	4.200%	2/1/33	200	182
	Targa Resources Corp.	6.125%	3/15/33	284	293
	Targa Resources Corp.	6.500%	3/30/34	100	106
	Targa Resources Corp.	5.500%	2/15/35	175	172
	Targa Resources Corp.	4.950%	4/15/52	130	109
	Targa Resources Corp.	6.250%	7/1/52	90	90
	Targa Resources Corp.	6.500%	2/15/53	200	208
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	100	101
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	100	99
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	100	102
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/30	200	201
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	200	193
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	200	182
	TC PipeLines LP	3.900%	5/25/27	50	49
	TotalEnergies Capital International SA	2.829%	1/10/30	490	446
	TotalEnergies Capital International SA	2.986%	6/29/41	140	100
	TotalEnergies Capital International SA	3.461%	7/12/49	150	105
	TotalEnergies Capital International SA	3.127%	5/29/50	440	288
	TotalEnergies Capital International SA	3.386%	6/29/60	130	84
	TotalEnergies Capital SA	5.150%	4/5/34	225	223
	TotalEnergies Capital SA	4.724%	9/10/34	125	120
	TotalEnergies Capital SA	5.488%	4/5/54	300	287
	TotalEnergies Capital SA	5.275%	9/10/54	250	231
	TotalEnergies Capital SA	5.638%	4/5/64	225	214
	TotalEnergies Capital SA	5.425%	9/10/64	225	208
	TransCanada PipeLines Ltd.	4.250%	5/15/28	250	244
	TransCanada PipeLines Ltd.	4.100%	4/15/30	400	380
	TransCanada PipeLines Ltd.	4.625%	3/1/34	735	684
	TransCanada PipeLines Ltd.	5.600%	3/31/34	150	149
	TransCanada PipeLines Ltd.	5.850%	3/15/36	300	302
	TransCanada PipeLines Ltd.	6.200%	10/15/37	175	180
	TransCanada PipeLines Ltd.	6.100%	6/1/40	200	203
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	97
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	182
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	83
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	100	74
	Valero Energy Corp.	4.350%	6/1/28	137	134
	Valero Energy Corp.	7.500%	4/15/32	400	449
	Valero Energy Corp.	6.625%	6/15/37	300	315
	Valero Energy Corp.	3.650%	12/1/51	100	67
	Valero Energy Partners LP	4.500%	3/15/28	75	74
	Western Midstream Operating LP	4.750%	8/15/28	54	53
	Western Midstream Operating LP	6.350%	1/15/29	100	104
	Western Midstream Operating LP	4.050%	2/1/30	227	213
	Western Midstream Operating LP	5.450%	4/1/44	105	93
	Western Midstream Operating LP	5.300%	3/1/48	200	170
	Western Midstream Operating LP	5.250%	2/1/50	300	257
	Williams Cos. Inc.	5.400%	3/2/26	505	509
	Williams Cos. Inc.	3.750%	6/15/27	300	292
	Williams Cos. Inc.	5.300%	8/15/28	138	139
	Williams Cos. Inc.	4.900%	3/15/29	200	198

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Williams Cos. Inc.	4.800%	11/15/29	100	99
Williams Cos. Inc.	3.500%	11/15/30	200	184
Williams Cos. Inc.	2.600%	3/15/31	200	172
Williams Cos. Inc.	4.650%	8/15/32	200	190
Williams Cos. Inc.	5.650%	3/15/33	200	202
Williams Cos. Inc.	5.150%	3/15/34	225	219
Williams Cos. Inc.	6.300%	4/15/40	100	104
Williams Cos. Inc.	5.800%	11/15/43	100	98
Williams Cos. Inc.	5.400%	3/4/44	315	295
Williams Cos. Inc.	5.750%	6/24/44	100	97
Williams Cos. Inc.	5.100%	9/15/45	200	179
Williams Cos. Inc.	4.850%	3/1/48	150	128
Williams Cos. Inc.	3.500%	10/15/51	100	68
Williams Cos. Inc.	5.300%	8/15/52	130	119
Williams Cos. Inc.	5.800%	11/15/54	175	171
Woodside Finance Ltd.	5.100%	9/12/34	215	205
Woodside Finance Ltd.	5.700%	9/12/54	130	121
				88,561
Financials (7.8%)
ACE Capital Trust II	9.700%	4/1/30	50	60
Aegon Ltd.	5.500%	4/11/48	200	197
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	600	574
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	200	204
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	291
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	497
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	290
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	200	204
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	750	694
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/29	175	171
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/30	200	209
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	500	436
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	500	426
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.300%	1/19/34	250	246
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/34	300	286
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	300	235
Affiliated Managers Group Inc.	3.300%	6/15/30	300	274
Aflac Inc.	2.875%	10/15/26	75	73
Aflac Inc.	4.000%	10/15/46	50	39
Aflac Inc.	4.750%	1/15/49	235	206
Air Lease Corp.	5.300%	6/25/26	80	81
Air Lease Corp.	2.200%	1/15/27	200	190
Air Lease Corp.	3.625%	4/1/27	75	73
Air Lease Corp.	3.625%	12/1/27	200	193
Air Lease Corp.	2.100%	9/1/28	500	451
Air Lease Corp.	4.625%	10/1/28	100	98
Air Lease Corp.	3.250%	10/1/29	100	92
Air Lease Corp.	3.000%	2/1/30	225	203
Air Lease Corp.	3.125%	12/1/30	750	665
Air Lease Corp.	2.875%	1/15/32	200	170
Aircastle Ltd.	4.250%	6/15/26	100	99
Alleghany Corp.	3.625%	5/15/30	100	94
Alleghany Corp.	4.900%	9/15/44	100	92
Alleghany Corp.	3.250%	8/15/51	250	168
Allstate Corp.	5.050%	6/24/29	100	100
Allstate Corp.	1.450%	12/15/30	100	81
Allstate Corp.	5.250%	3/30/33	200	199
Allstate Corp.	5.550%	5/9/35	100	101
Allstate Corp.	4.500%	6/15/43	125	107
Allstate Corp.	4.200%	12/15/46	440	354
Allstate Corp.	3.850%	8/10/49	100	75
Allstate Corp.	6.500%	5/15/67	100	103
Ally Financial Inc.	2.200%	11/2/28	450	401
Ally Financial Inc.	6.992%	6/13/29	200	208
Ally Financial Inc.	8.000%	11/1/31	400	442
American Express Co.	4.900%	2/13/26	230	231
American Express Co.	4.990%	5/1/26	200	200
American Express Co.	3.125%	5/20/26	250	245
American Express Co.	1.650%	11/4/26	525	498
American Express Co.	2.550%	3/4/27	200	191

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	5.645%	4/23/27	200	202
	American Express Co.	3.300%	5/3/27	350	340
	American Express Co.	5.389%	7/28/27	200	202
	American Express Co.	5.098%	2/16/28	2,000	2,011
	American Express Co.	5.043%	7/26/28	250	251
	American Express Co.	5.282%	7/27/29	200	202
	American Express Co.	6.489%	10/30/31	200	214
	American Express Co.	4.989%	5/26/33	150	147
	American Express Co.	5.043%	5/1/34	192	188
	American Express Co.	5.915%	4/25/35	90	92
	American Express Co.	5.284%	7/26/35	250	247
	American Financial Group Inc.	5.250%	4/2/30	114	115
	American Financial Group Inc.	4.500%	6/15/47	110	91
	American International Group Inc.	4.200%	4/1/28	120	117
	American International Group Inc.	3.400%	6/30/30	120	111
	American International Group Inc.	3.875%	1/15/35	100	89
	American International Group Inc.	4.500%	7/16/44	100	86
	American International Group Inc.	4.750%	4/1/48	200	177
	American National Group Inc.	5.750%	10/1/29	100	100
	Ameriprise Financial Inc.	2.875%	9/15/26	100	97
	Ameriprise Financial Inc.	5.150%	5/15/33	200	199
	Aon Corp.	8.205%	1/1/27	25	26
	Aon Corp.	4.500%	12/15/28	100	99
	Aon Corp.	3.750%	5/2/29	90	86
	Aon Corp.	2.800%	5/15/30	405	360
	Aon Corp.	6.250%	9/30/40	100	104
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	225	224
	Aon Global Ltd.	4.600%	6/14/44	175	148
	Aon Global Ltd.	4.750%	5/15/45	100	86
	Aon North America Inc.	5.125%	3/1/27	100	101
	Aon North America Inc.	5.300%	3/1/31	200	201
	Aon North America Inc.	5.450%	3/1/34	500	500
	Aon North America Inc.	5.750%	3/1/54	675	658
[5]	Apollo Debt Solutions BDC	6.900%	4/13/29	250	258
[5]	Apollo Debt Solutions BDC	6.700%	7/29/31	175	180
	Apollo Global Management Inc.	6.375%	11/15/33	75	81
	Apollo Global Management Inc.	5.800%	5/21/54	200	201
	Apollo Global Management Inc.	6.000%	12/15/54	90	89
	Arch Capital Finance LLC	4.011%	12/15/26	100	99
	Arch Capital Finance LLC	5.031%	12/15/46	100	90
	Arch Capital Group Ltd.	7.350%	5/1/34	50	57
	Arch Capital Group Ltd.	3.635%	6/30/50	200	142
	Arch Capital Group US Inc.	5.144%	11/1/43	50	46
	Ares Capital Corp.	2.150%	7/15/26	500	478
	Ares Capital Corp.	7.000%	1/15/27	80	83
	Ares Capital Corp.	2.875%	6/15/27	224	213
	Ares Capital Corp.	5.875%	3/1/29	175	177
	Ares Capital Corp.	5.950%	7/15/29	200	202
	Ares Capital Corp.	3.200%	11/15/31	150	129
	Ares Management Corp.	5.600%	10/11/54	150	143
[5]	Ares Strategic Income Fund	5.700%	3/15/28	80	80
[5]	Ares Strategic Income Fund	6.350%	8/15/29	200	204
[5]	Ares Strategic Income Fund	5.600%	2/15/30	130	128
	Arthur J Gallagher & Co.	4.600%	12/15/27	35	35
	Arthur J Gallagher & Co.	4.850%	12/15/29	25	25
	Arthur J Gallagher & Co.	5.000%	2/15/32	30	30
	Arthur J Gallagher & Co.	5.500%	3/2/33	200	201
	Arthur J Gallagher & Co.	6.500%	2/15/34	100	107
	Arthur J Gallagher & Co.	5.150%	2/15/35	50	49
	Arthur J Gallagher & Co.	5.750%	3/2/53	200	196
	Arthur J Gallagher & Co.	5.750%	7/15/54	100	98
	Arthur J Gallagher & Co.	5.550%	2/15/55	60	58
	Associated Banc-Corp	6.455%	8/29/30	50	51
	Assurant Inc.	4.900%	3/27/28	100	100
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	100	104
	Athene Holding Ltd.	4.125%	1/12/28	200	195
	Athene Holding Ltd.	6.150%	4/3/30	210	218
	Athene Holding Ltd.	3.500%	1/15/31	500	451
	Athene Holding Ltd.	5.875%	1/15/34	375	380
	Athene Holding Ltd.	3.950%	5/25/51	5	4

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Athene Holding Ltd.	6.250%	4/1/54	300	301
Athene Holding Ltd.	6.625%	10/15/54	100	100
Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	250	251
Australia & New Zealand Banking Group Ltd.	4.420%	12/16/26	250	250
Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	250	252
Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	350	347
AXA SA	8.600%	12/15/30	112	132
AXIS Specialty Finance LLC	4.900%	1/15/40	50	47
AXIS Specialty Finance plc	4.000%	12/6/27	550	536
Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	200	219
Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	200	200
Banco Santander SA	5.179%	11/19/25	250	249
Banco Santander SA	1.849%	3/25/26	1,000	962
Banco Santander SA	4.250%	4/11/27	600	589
Banco Santander SA	5.294%	8/18/27	200	201
Banco Santander SA	6.527%	11/7/27	800	823
Banco Santander SA	3.800%	2/23/28	200	192
Banco Santander SA	5.552%	3/14/28	200	202
Banco Santander SA	4.379%	4/12/28	200	195
Banco Santander SA	5.365%	7/15/28	200	201
Banco Santander SA	6.607%	11/7/28	200	210
Banco Santander SA	5.538%	3/14/30	200	201
Banco Santander SA	2.958%	3/25/31	600	523
Banco Santander SA	5.439%	7/15/31	200	200
Banco Santander SA	6.921%	8/8/33	400	421
Banco Santander SA	6.938%	11/7/33	200	218
Banco Santander SA	6.350%	3/14/34	400	406
Bank of America Corp.	4.450%	3/3/26	475	473
Bank of America Corp.	3.500%	4/19/26	320	315
Bank of America Corp.	1.319%	6/19/26	500	492
Bank of America Corp.	4.250%	10/22/26	725	719
Bank of America Corp.	5.080%	1/20/27	275	276
Bank of America Corp.	3.559%	4/23/27	750	738
Bank of America Corp.	1.734%	7/22/27	500	477
Bank of America Corp.	3.248%	10/21/27	750	723
Bank of America Corp.	4.183%	11/25/27	560	550
Bank of America Corp.	3.824%	1/20/28	1,248	1,222
Bank of America Corp.	2.551%	2/4/28	675	643
Bank of America Corp.	3.705%	4/24/28	350	341
Bank of America Corp.	3.593%	7/21/28	800	774
Bank of America Corp.	6.204%	11/10/28	350	362
Bank of America Corp.	3.419%	12/20/28	1,334	1,279
Bank of America Corp.	3.970%	3/5/29	225	218
Bank of America Corp.	5.202%	4/25/29	450	452
Bank of America Corp.	2.087%	6/14/29	1,500	1,360
Bank of America Corp.	4.271%	7/23/29	575	560
Bank of America Corp.	3.974%	2/7/30	150	144
Bank of America Corp.	2.884%	10/22/30	300	271
Bank of America Corp.	2.496%	2/13/31	750	658
Bank of America Corp.	2.592%	4/29/31	2,000	1,757
Bank of America Corp.	2.687%	4/22/32	500	430
Bank of America Corp.	2.572%	10/20/32	1,500	1,263
Bank of America Corp.	2.972%	2/4/33	925	795
Bank of America Corp.	5.015%	7/22/33	500	490
Bank of America Corp.	5.288%	4/25/34	1,450	1,439
Bank of America Corp.	5.872%	9/15/34	300	308
Bank of America Corp.	5.468%	1/23/35	700	702
Bank of America Corp.	5.425%	8/15/35	180	175
Bank of America Corp.	5.518%	10/25/35	425	417
Bank of America Corp.	2.482%	9/21/36	400	326
Bank of America Corp.	6.110%	1/29/37	335	347
Bank of America Corp.	3.846%	3/8/37	570	505
Bank of America Corp.	4.244%	4/24/38	300	266
Bank of America Corp.	7.750%	5/14/38	240	280
Bank of America Corp.	4.078%	4/23/40	550	467
Bank of America Corp.	2.676%	6/19/41	1,000	692
Bank of America Corp.	5.875%	2/7/42	300	313
Bank of America Corp.	3.311%	4/22/42	400	299
Bank of America Corp.	5.000%	1/21/44	615	574
Bank of America Corp.	4.875%	4/1/44	300	275

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of America Corp.	4.750%	4/21/45	100	88
Bank of America Corp.	4.443%	1/20/48	100	84
Bank of America Corp.	4.330%	3/15/50	250	204
Bank of America Corp.	4.083%	3/20/51	1,500	1,170
Bank of America Corp.	2.831%	10/24/51	500	307
Bank of America Corp.	3.483%	3/13/52	500	353
Bank of America Corp.	2.972%	7/21/52	400	253
Bank of America NA	5.526%	8/18/26	275	279
Bank of America NA	6.000%	10/15/36	250	258
Bank of Montreal	5.300%	6/5/26	200	202
Bank of Montreal	2.650%	3/8/27	200	192
Bank of Montreal	4.567%	9/10/27	180	179
Bank of Montreal	5.203%	2/1/28	200	202
Bank of Montreal	5.717%	9/25/28	200	205
Bank of Montreal	5.511%	6/4/31	300	305
Bank of Montreal	3.803%	12/15/32	500	478
Bank of New York Mellon Corp.	2.800%	5/4/26	576	564
Bank of New York Mellon Corp.	2.450%	8/17/26	408	395
Bank of New York Mellon Corp.	2.050%	1/26/27	120	114
Bank of New York Mellon Corp.	4.947%	4/26/27	200	201
Bank of New York Mellon Corp.	3.250%	5/16/27	150	146
Bank of New York Mellon Corp.	3.442%	2/7/28	150	146
Bank of New York Mellon Corp.	4.890%	7/21/28	200	201
Bank of New York Mellon Corp.	5.802%	10/25/28	200	205
Bank of New York Mellon Corp.	4.543%	2/1/29	200	198
Bank of New York Mellon Corp.	3.300%	8/23/29	100	93
Bank of New York Mellon Corp.	6.317%	10/25/29	200	210
Bank of New York Mellon Corp.	4.975%	3/14/30	200	200
Bank of New York Mellon Corp.	2.500%	1/26/32	80	68
Bank of New York Mellon Corp.	5.060%	7/22/32	140	140
Bank of New York Mellon Corp.	5.834%	10/25/33	200	207
Bank of New York Mellon Corp.	4.706%	2/1/34	200	192
Bank of New York Mellon Corp.	4.967%	4/26/34	1,200	1,174
Bank of New York Mellon Corp.	5.188%	3/14/35	200	198
Bank of Nova Scotia	2.700%	8/3/26	100	97
Bank of Nova Scotia	1.300%	9/15/26	500	473
Bank of Nova Scotia	1.950%	2/2/27	200	189
Bank of Nova Scotia	5.400%	6/4/27	120	122
Bank of Nova Scotia	5.250%	6/12/28	200	202
Bank of Nova Scotia	5.450%	8/1/29	125	127
Bank of Nova Scotia	2.450%	2/2/32	200	167
Bank of Nova Scotia	5.650%	2/1/34	200	203
Bank of Nova Scotia	4.588%	5/4/37	200	184
Barclays plc	4.375%	1/12/26	300	299
Barclays plc	2.852%	5/7/26	300	298
Barclays plc	5.200%	5/12/26	610	610
Barclays plc	7.325%	11/2/26	375	382
Barclays plc	5.829%	5/9/27	350	354
Barclays plc	4.337%	1/10/28	200	196
Barclays plc	5.674%	3/12/28	225	228
Barclays plc	4.836%	5/9/28	400	393
Barclays plc	5.501%	8/9/28	325	328
Barclays plc	4.837%	9/10/28	80	79
Barclays plc	7.385%	11/2/28	375	397
Barclays plc	4.972%	5/16/29	500	495
Barclays plc	6.490%	9/13/29	326	339
Barclays plc	5.690%	3/12/30	225	227
Barclays plc	5.088%	6/20/30	345	336
Barclays plc	4.942%	9/10/30	119	117
Barclays plc	2.645%	6/24/31	400	347
Barclays plc	5.746%	8/9/33	325	325
Barclays plc	7.437%	11/2/33	1,125	1,238
Barclays plc	7.119%	6/27/34	270	287
Barclays plc	5.335%	9/10/35	625	601
Barclays plc	3.564%	9/23/35	250	221
Barclays plc	5.250%	8/17/45	250	233
Barclays plc	4.950%	1/10/47	200	178
Barclays plc	6.036%	3/12/55	400	399
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	147
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	750	618

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	180	150
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	425	266
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	534	403
	Berkshire Hathaway Inc.	3.125%	3/15/26	725	714
	BlackRock Funding Inc.	4.700%	3/14/29	200	200
	BlackRock Funding Inc.	5.000%	3/14/34	200	198
	BlackRock Funding Inc.	4.900%	1/8/35	150	147
	BlackRock Funding Inc.	5.250%	3/14/54	275	259
	BlackRock Funding Inc.	5.350%	1/8/55	150	143
	Blackrock Inc.	3.200%	3/15/27	100	97
	Blackrock Inc.	3.250%	4/30/29	90	85
	Blackrock Inc.	2.400%	4/30/30	380	337
	Blackrock Inc.	2.100%	2/25/32	600	494
	Blackrock Inc.	4.750%	5/25/33	200	195
	Blackstone Private Credit Fund	2.625%	12/15/26	300	286
	Blackstone Private Credit Fund	3.250%	3/15/27	400	383
[5]	Blackstone Private Credit Fund	4.950%	9/26/27	70	69
	Blackstone Private Credit Fund	6.250%	1/25/31	90	92
[5]	Blackstone Private Credit Fund	6.000%	11/22/34	300	292
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	200	194
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	480
	Blackstone Secured Lending Fund	5.875%	11/15/27	150	152
	Blackstone Secured Lending Fund	5.350%	4/13/28	150	150
	Blue Owl Capital Corp.	3.400%	7/15/26	244	236
	Blue Owl Capital Corp.	2.625%	1/15/27	200	189
	Blue Owl Capital Corp.	2.875%	6/11/28	925	841
	Blue Owl Capital Corp.	5.950%	3/15/29	200	201
	Blue Owl Credit Income Corp.	4.700%	2/8/27	150	148
	Blue Owl Credit Income Corp.	7.750%	9/16/27	850	892
	Blue Owl Credit Income Corp.	7.950%	6/13/28	200	212
[5]	Blue Owl Credit Income Corp.	5.800%	3/15/30	175	172
	Blue Owl Finance LLC	6.250%	4/18/34	500	513
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	200	188
[5]	BNP Paribas SA	3.052%	1/13/31	50	45
	BPCE SA	3.375%	12/2/26	250	244
	Brighthouse Financial Inc.	4.700%	6/22/47	173	134
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	98
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	68
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	171
	Brookfield Capital Finance LLC	6.087%	6/14/33	100	103
	Brookfield Finance I UK plc / Brookfield Finance Inc.	2.340%	1/30/32	120	99
	Brookfield Finance Inc.	4.250%	6/2/26	50	50
	Brookfield Finance Inc.	3.900%	1/25/28	125	122
	Brookfield Finance Inc.	4.850%	3/29/29	150	149
	Brookfield Finance Inc.	4.350%	4/15/30	205	197
	Brookfield Finance Inc.	4.700%	9/20/47	185	159
	Brookfield Finance Inc.	3.500%	3/30/51	150	103
	Brookfield Finance Inc.	5.968%	3/4/54	240	242
	Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/50	125	85
	Brown & Brown Inc.	4.500%	3/15/29	75	73
	Brown & Brown Inc.	2.375%	3/15/31	500	420
	Brown & Brown Inc.	5.650%	6/11/34	175	175
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	275	262
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	200	195
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	115	116
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	200	179
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	200	209
	Capital One Financial Corp.	2.636%	3/3/26	243	242
	Capital One Financial Corp.	3.750%	7/28/26	500	491
	Capital One Financial Corp.	3.750%	3/9/27	100	98
	Capital One Financial Corp.	3.650%	5/11/27	800	779
	Capital One Financial Corp.	7.149%	10/29/27	200	208
	Capital One Financial Corp.	3.800%	1/31/28	300	290
	Capital One Financial Corp.	5.468%	2/1/29	200	201
	Capital One Financial Corp.	5.700%	2/1/30	595	603
	Capital One Financial Corp.	3.273%	3/1/30	230	212
	Capital One Financial Corp.	7.624%	10/30/31	200	221
	Capital One Financial Corp.	2.618%	11/2/32	250	207
	Capital One Financial Corp.	5.817%	2/1/34	732	733
	Capital One Financial Corp.	6.377%	6/8/34	500	519

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Capital One Financial Corp.	6.051%	2/1/35	205	208
Carlyle Secured Lending Inc.	6.750%	2/18/30	50	51
Charles Schwab Corp.	0.900%	3/11/26	300	287
Charles Schwab Corp.	1.150%	5/13/26	500	477
Charles Schwab Corp.	5.875%	8/24/26	180	183
Charles Schwab Corp.	3.200%	3/2/27	250	242
Charles Schwab Corp.	2.450%	3/3/27	245	234
Charles Schwab Corp.	3.200%	1/25/28	100	96
Charles Schwab Corp.	4.000%	2/1/29	125	121
Charles Schwab Corp.	5.643%	5/19/29	220	224
Charles Schwab Corp.	3.250%	5/22/29	100	94
Charles Schwab Corp.	2.750%	10/1/29	50	45
Charles Schwab Corp.	6.196%	11/17/29	220	229
Charles Schwab Corp.	4.625%	3/22/30	50	50
Charles Schwab Corp.	2.300%	5/13/31	500	425
Charles Schwab Corp.	2.900%	3/3/32	395	340
Charles Schwab Corp.	5.853%	5/19/34	300	309
Charles Schwab Corp.	6.136%	8/24/34	235	246
Chubb Corp.	6.000%	5/11/37	125	133
Chubb Corp.	6.500%	5/15/38	95	105
Chubb INA Holdings LLC	3.350%	5/3/26	355	350
Chubb INA Holdings LLC	5.000%	3/15/34	125	123
Chubb INA Holdings LLC	6.700%	5/15/36	200	222
Chubb INA Holdings LLC	4.150%	3/13/43	100	84
Chubb INA Holdings LLC	4.350%	11/3/45	350	298
Chubb INA Holdings LLC	2.850%	12/15/51	100	63
Chubb INA Holdings LLC	3.050%	12/15/61	200	121
Cincinnati Financial Corp.	6.920%	5/15/28	100	106
Cincinnati Financial Corp.	6.125%	11/1/34	75	78
Citibank NA	5.438%	4/30/26	350	353
Citibank NA	4.929%	8/6/26	350	351
Citibank NA	5.488%	12/4/26	450	457
Citibank NA	4.876%	11/19/27	525	525
Citibank NA	4.838%	8/6/29	350	348
Citibank NA	5.570%	4/30/34	250	253
Citigroup Inc.	3.700%	1/12/26	275	272
Citigroup Inc.	4.600%	3/9/26	275	274
Citigroup Inc.	3.200%	10/21/26	1,025	997
Citigroup Inc.	4.300%	11/20/26	75	74
Citigroup Inc.	4.450%	9/29/27	1,230	1,213
Citigroup Inc.	3.887%	1/10/28	475	465
Citigroup Inc.	3.070%	2/24/28	1,000	961
Citigroup Inc.	4.658%	5/24/28	350	348
Citigroup Inc.	3.668%	7/24/28	900	871
Citigroup Inc.	4.125%	7/25/28	100	97
Citigroup Inc.	3.520%	10/27/28	580	558
Citigroup Inc.	5.174%	2/13/30	450	449
Citigroup Inc.	3.980%	3/20/30	475	453
Citigroup Inc.	4.542%	9/19/30	350	340
Citigroup Inc.	2.976%	11/5/30	300	271
Citigroup Inc.	2.666%	1/29/31	500	442
Citigroup Inc.	4.412%	3/31/31	750	720
Citigroup Inc.	2.572%	6/3/31	500	436
Citigroup Inc.	6.625%	6/15/32	100	107
Citigroup Inc.	2.520%	11/3/32	475	396
Citigroup Inc.	3.057%	1/25/33	230	197
Citigroup Inc.	3.785%	3/17/33	600	539
Citigroup Inc.	4.910%	5/24/33	220	212
Citigroup Inc.	6.270%	11/17/33	500	524
Citigroup Inc.	6.174%	5/25/34	350	356
Citigroup Inc.	5.827%	2/13/35	400	398
Citigroup Inc.	6.125%	8/25/36	75	76
Citigroup Inc.	3.878%	1/24/39	225	188
Citigroup Inc.	8.125%	7/15/39	562	693
Citigroup Inc.	5.411%	9/19/39	350	333
Citigroup Inc.	5.316%	3/26/41	1,000	960
Citigroup Inc.	5.875%	1/30/42	100	102
Citigroup Inc.	5.300%	5/6/44	375	352
Citigroup Inc.	4.650%	7/30/45	200	174
Citigroup Inc.	4.750%	5/18/46	375	327

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Citigroup Inc.	4.650%	7/23/48	450	386
Citizens Financial Group Inc.	2.850%	7/27/26	175	169
Citizens Financial Group Inc.	5.841%	1/23/30	200	203
Citizens Financial Group Inc.	2.500%	2/6/30	200	175
Citizens Financial Group Inc.	4.300%	2/11/31	47	45
Citizens Financial Group Inc.	2.638%	9/30/32	125	100
Citizens Financial Group Inc.	6.645%	4/25/35	129	136
CME Group Inc.	2.650%	3/15/32	500	431
CME Group Inc.	5.300%	9/15/43	200	200
CNA Financial Corp.	4.500%	3/1/26	125	125
CNA Financial Corp.	3.450%	8/15/27	100	97
CNA Financial Corp.	3.900%	5/1/29	100	96
CNA Financial Corp.	5.125%	2/15/34	170	167
CNO Financial Group Inc.	5.250%	5/30/29	100	99
CNO Financial Group Inc.	6.450%	6/15/34	125	129
Comerica Bank	5.332%	8/25/33	250	239
Comerica Inc.	4.000%	2/1/29	90	85
Comerica Inc.	5.982%	1/30/30	200	202
Commonwealth Bank of Australia	5.316%	3/13/26	265	267
Commonwealth Bank of Australia	4.577%	11/27/26	200	200
Cooperatieve Rabobank UA	3.750%	7/21/26	475	465
Cooperatieve Rabobank UA	5.500%	10/5/26	250	254
Cooperatieve Rabobank UA	4.800%	1/9/29	250	249
Cooperatieve Rabobank UA	4.494%	10/17/29	250	245
Cooperatieve Rabobank UA	5.250%	5/24/41	100	97
Cooperatieve Rabobank UA	5.750%	12/1/43	250	248
Cooperatieve Rabobank UA	5.250%	8/4/45	250	235
Corebridge Financial Inc.	3.850%	4/5/29	185	177
Corebridge Financial Inc.	3.900%	4/5/32	500	455
Corebridge Financial Inc.	6.050%	9/15/33	400	414
Corebridge Financial Inc.	5.750%	1/15/34	232	236
Corebridge Financial Inc.	4.350%	4/5/42	100	83
Corebridge Financial Inc.	4.400%	4/5/52	215	173
Corebridge Financial Inc.	6.875%	12/15/52	100	103
Corebridge Financial Inc.	6.375%	9/15/54	150	150
Credit Suisse USA LLC	7.125%	7/15/32	100	111
Deutsche Bank AG	4.100%	1/13/26	100	99
Deutsche Bank AG	1.686%	3/19/26	500	482
Deutsche Bank AG	7.146%	7/13/27	500	515
Deutsche Bank AG	2.311%	11/16/27	250	238
Deutsche Bank AG	5.706%	2/8/28	150	152
Deutsche Bank AG	6.720%	1/18/29	325	337
Deutsche Bank AG	6.819%	11/20/29	1,225	1,281
Deutsche Bank AG	3.729%	1/14/32	250	218
Deutsche Bank AG	4.875%	12/1/32	240	233
Deutsche Bank AG	3.742%	1/7/33	215	182
Deutsche Bank AG	7.079%	2/10/34	200	206
Deutsche Bank AG	5.403%	9/11/35	350	333
Discover Bank	3.450%	7/27/26	309	302
Discover Bank	4.650%	9/13/28	250	245
Discover Bank	2.700%	2/6/30	100	88
Discover Financial Services	4.500%	1/30/26	428	426
Discover Financial Services	4.100%	2/9/27	250	245
Discover Financial Services	6.700%	11/29/32	250	267
Eaton Vance Corp.	3.500%	4/6/27	100	97
Enact Holdings Inc.	6.250%	5/28/29	125	127
Enstar Finance LLC	5.500%	1/15/42	102	97
Enstar Group Ltd.	4.950%	6/1/29	242	238
Equifax Inc.	5.100%	6/1/28	400	401
Equifax Inc.	4.800%	9/15/29	100	99
Equifax Inc.	3.100%	5/15/30	120	109
Equifax Inc.	2.350%	9/15/31	200	167
Equitable Holdings Inc.	4.350%	4/20/28	279	273
Equitable Holdings Inc.	5.594%	1/11/33	100	101
Equitable Holdings Inc.	5.000%	4/20/48	238	212
Essent Group Ltd.	6.250%	7/1/29	100	102
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	87
Everest Reinsurance Holdings Inc.	3.125%	10/15/52	500	309
F&G Annuities & Life Inc.	6.250%	10/4/34	85	83
FactSet Research Systems Inc.	3.450%	3/1/32	100	88

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	50
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	98
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	200	202
	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	125	129
	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	175	180
[5]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	100	99
	Fidelity National Financial Inc.	3.400%	6/15/30	100	91
	Fidelity National Financial Inc.	2.450%	3/15/31	275	232
	Fidelity National Information Services Inc.	1.150%	3/1/26	500	480
	Fidelity National Information Services Inc.	1.650%	3/1/28	200	181
	Fidelity National Information Services Inc.	3.750%	5/21/29	100	95
	Fidelity National Information Services Inc.	2.250%	3/1/31	300	254
	Fidelity National Information Services Inc.	3.100%	3/1/41	200	145
	Fifth Third Bancorp	2.550%	5/5/27	100	95
	Fifth Third Bancorp	1.707%	11/1/27	200	189
	Fifth Third Bancorp	3.950%	3/14/28	75	73
	Fifth Third Bancorp	6.339%	7/27/29	200	207
	Fifth Third Bancorp	4.772%	7/28/30	125	122
	Fifth Third Bancorp	5.631%	1/29/32	275	278
	Fifth Third Bancorp	8.250%	3/1/38	200	240
	Fifth Third Bank Inc.	3.850%	3/15/26	200	198
	Fifth Third Bank Inc.	2.250%	2/1/27	250	237
	First American Financial Corp.	2.400%	8/15/31	200	165
	First American Financial Corp.	5.450%	9/30/34	100	96
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	75	77
	Fiserv Inc.	3.200%	7/1/26	700	684
	Fiserv Inc.	2.250%	6/1/27	300	283
	Fiserv Inc.	4.200%	10/1/28	200	195
	Fiserv Inc.	3.500%	7/1/29	600	563
	Fiserv Inc.	4.750%	3/15/30	250	247
	Fiserv Inc.	2.650%	6/1/30	200	177
	Fiserv Inc.	5.625%	8/21/33	94	96
	Fiserv Inc.	5.450%	3/15/34	182	182
	Fiserv Inc.	5.150%	8/12/34	200	195
	Fiserv Inc.	4.400%	7/1/49	415	339
	Franklin Resources Inc.	2.950%	8/12/51	200	124
	FS KKR Capital Corp.	3.400%	1/15/26	500	490
	FS KKR Capital Corp.	6.125%	1/15/30	100	100
	GATX Corp.	3.250%	9/15/26	50	49
	GATX Corp.	3.850%	3/30/27	175	171
	GATX Corp.	3.500%	3/15/28	100	96
	GATX Corp.	4.550%	11/7/28	150	147
	GATX Corp.	4.700%	4/1/29	75	74
	GATX Corp.	3.500%	6/1/32	50	44
	GATX Corp.	6.900%	5/1/34	200	219
	GATX Corp.	4.500%	3/30/45	50	40
	GATX Corp.	3.100%	6/1/51	200	126
	Global Payments Inc.	4.800%	4/1/26	150	150
	Global Payments Inc.	2.150%	1/15/27	200	190
	Global Payments Inc.	3.200%	8/15/29	310	284
	Global Payments Inc.	2.900%	5/15/30	200	178
	Global Payments Inc.	2.900%	11/15/31	200	171
	Global Payments Inc.	5.400%	8/15/32	200	200
	Global Payments Inc.	4.150%	8/15/49	200	149
	Global Payments Inc.	5.950%	8/15/52	75	72
	Globe Life Inc.	4.550%	9/15/28	80	79
	Goldman Sachs Bank USA	5.283%	3/18/27	350	352
	Goldman Sachs Bank USA	5.414%	5/21/27	350	353
	Goldman Sachs Capital I	6.345%	2/15/34	225	235
	Goldman Sachs Group Inc.	3.750%	2/25/26	200	198
	Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,222
	Goldman Sachs Group Inc.	5.950%	1/15/27	400	410
	Goldman Sachs Group Inc.	3.850%	1/26/27	350	344
	Goldman Sachs Group Inc.	1.542%	9/10/27	200	189
	Goldman Sachs Group Inc.	1.948%	10/21/27	1,350	1,281
	Goldman Sachs Group Inc.	2.640%	2/24/28	1,008	961
	Goldman Sachs Group Inc.	3.615%	3/15/28	495	481
	Goldman Sachs Group Inc.	3.691%	6/5/28	625	607
	Goldman Sachs Group Inc.	4.482%	8/23/28	475	469
	Goldman Sachs Group Inc.	3.814%	4/23/29	450	433

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	4.223%	5/1/29	475	462
	Goldman Sachs Group Inc.	6.484%	10/24/29	450	471
	Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,172
	Goldman Sachs Group Inc.	5.727%	4/25/30	225	230
	Goldman Sachs Group Inc.	4.692%	10/23/30	475	465
	Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,280
	Goldman Sachs Group Inc.	2.650%	10/21/32	800	676
	Goldman Sachs Group Inc.	3.102%	2/24/33	300	259
	Goldman Sachs Group Inc.	5.851%	4/25/35	225	229
	Goldman Sachs Group Inc.	5.330%	7/23/35	400	393
	Goldman Sachs Group Inc.	5.016%	10/23/35	475	455
	Goldman Sachs Group Inc.	6.450%	5/1/36	50	53
	Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,046
	Goldman Sachs Group Inc.	4.017%	10/31/38	405	343
	Goldman Sachs Group Inc.	4.411%	4/23/39	500	439
	Goldman Sachs Group Inc.	6.250%	2/1/41	675	710
	Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	750
	Goldman Sachs Group Inc.	5.150%	5/22/45	475	437
	Goldman Sachs Group Inc.	5.561%	11/19/45	525	507
	Golub Capital BDC Inc.	2.050%	2/15/27	65	60
	Golub Capital BDC Inc.	7.050%	12/5/28	80	83
[5]	Golub Capital Private Credit Fund	5.800%	9/12/29	50	49
[5]	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	150	146
	Hanover Insurance Group Inc.	4.500%	4/15/26	100	99
	Hartford Financial Services Group Inc.	2.800%	8/19/29	350	319
	Hartford Financial Services Group Inc.	5.950%	10/15/36	50	51
	Hartford Financial Services Group Inc.	6.100%	10/1/41	100	102
	Hartford Financial Services Group Inc.	4.300%	4/15/43	175	147
	Hartford Financial Services Group Inc.	3.600%	8/19/49	125	91
	Hartford Financial Services Group Inc.	2.900%	9/15/51	200	124
	HSBC Bank USA NA	7.000%	1/15/39	250	277
	HSBC Holdings plc	4.300%	3/8/26	825	821
	HSBC Holdings plc	3.900%	5/25/26	450	445
	HSBC Holdings plc	2.099%	6/4/26	1,700	1,679
	HSBC Holdings plc	7.336%	11/3/26	250	255
	HSBC Holdings plc	1.589%	5/24/27	300	286
	HSBC Holdings plc	5.887%	8/14/27	340	345
	HSBC Holdings plc	2.251%	11/22/27	435	414
	HSBC Holdings plc	4.041%	3/13/28	400	391
	HSBC Holdings plc	5.210%	8/11/28	815	818
	HSBC Holdings plc	5.130%	11/19/28	200	200
	HSBC Holdings plc	4.583%	6/19/29	400	392
	HSBC Holdings plc	2.206%	8/17/29	500	449
	HSBC Holdings plc	4.950%	3/31/30	250	247
	HSBC Holdings plc	3.973%	5/22/30	570	538
	HSBC Holdings plc	5.286%	11/19/30	200	199
	HSBC Holdings plc	7.625%	5/17/32	100	112
	HSBC Holdings plc	2.804%	5/24/32	500	425
	HSBC Holdings plc	2.871%	11/22/32	1,225	1,033
	HSBC Holdings plc	7.350%	11/27/32	100	106
	HSBC Holdings plc	4.762%	3/29/33	300	282
	HSBC Holdings plc	5.402%	8/11/33	275	272
	HSBC Holdings plc	8.113%	11/3/33	250	282
	HSBC Holdings plc	6.254%	3/9/34	350	363
	HSBC Holdings plc	6.547%	6/20/34	200	206
	HSBC Holdings plc	7.399%	11/13/34	200	217
	HSBC Holdings plc	5.719%	3/4/35	700	704
	HSBC Holdings plc	5.874%	11/18/35	307	300
	HSBC Holdings plc	6.500%	5/2/36	600	612
	HSBC Holdings plc	6.500%	9/15/37	50	51
	HSBC Holdings plc	6.800%	6/1/38	200	209
	HSBC Holdings plc	6.332%	3/9/44	550	579
	HSBC Holdings plc	5.250%	3/14/44	750	688
	Huntington Bancshares Inc.	4.443%	8/4/28	200	198
	Huntington Bancshares Inc.	6.208%	8/21/29	205	212
	Huntington Bancshares Inc.	2.550%	2/4/30	250	220
	Huntington Bancshares Inc.	5.272%	1/15/31	225	225
	Huntington Bancshares Inc.	5.709%	2/2/35	217	217
	Huntington Bancshares Inc.	2.487%	8/15/36	100	81
	Huntington Bancshares Inc.	6.141%	11/18/39	250	251

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Huntington National Bank	4.270%	11/25/26	150	147
Huntington National Bank	4.552%	5/17/28	250	248
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	243
ING Groep NV	3.950%	3/29/27	300	294
ING Groep NV	4.017%	3/28/28	200	196
ING Groep NV	4.550%	10/2/28	200	196
ING Groep NV	4.050%	4/9/29	200	192
ING Groep NV	5.335%	3/19/30	270	271
ING Groep NV	6.114%	9/11/34	250	259
ING Groep NV	5.550%	3/19/35	500	497
Intercontinental Exchange Inc.	3.100%	9/15/27	150	144
Intercontinental Exchange Inc.	4.000%	9/15/27	150	148
Intercontinental Exchange Inc.	3.750%	9/21/28	75	72
Intercontinental Exchange Inc.	4.350%	6/15/29	122	119
Intercontinental Exchange Inc.	2.100%	6/15/30	750	648
Intercontinental Exchange Inc.	1.850%	9/15/32	500	396
Intercontinental Exchange Inc.	4.600%	3/15/33	415	398
Intercontinental Exchange Inc.	2.650%	9/15/40	500	349
Intercontinental Exchange Inc.	4.250%	9/21/48	175	141
Intercontinental Exchange Inc.	3.000%	6/15/50	60	38
Intercontinental Exchange Inc.	4.950%	6/15/52	111	99
Intercontinental Exchange Inc.	3.000%	9/15/60	300	175
Intercontinental Exchange Inc.	5.200%	6/15/62	110	100
Invesco Finance plc	3.750%	1/15/26	170	168
Invesco Finance plc	5.375%	11/30/43	75	70
Jackson Financial Inc.	3.125%	11/23/31	250	213
Jefferies Financial Group Inc.	4.850%	1/15/27	200	200
Jefferies Financial Group Inc.	5.875%	7/21/28	200	204
Jefferies Financial Group Inc.	4.150%	1/23/30	300	286
Jefferies Financial Group Inc.	6.200%	4/14/34	275	283
Jefferies Financial Group Inc.	6.250%	1/15/36	75	77
Jefferies Financial Group Inc.	6.500%	1/20/43	75	80
JPMorgan Chase & Co.	3.300%	4/1/26	685	675
JPMorgan Chase & Co.	3.200%	6/15/26	300	294
JPMorgan Chase & Co.	2.950%	10/1/26	875	852
JPMorgan Chase & Co.	4.125%	12/15/26	450	445
JPMorgan Chase & Co.	3.960%	1/29/27	500	496
JPMorgan Chase & Co.	1.578%	4/22/27	500	480
JPMorgan Chase & Co.	1.470%	9/22/27	500	473
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	972
JPMorgan Chase & Co.	5.040%	1/23/28	440	441
JPMorgan Chase & Co.	3.782%	2/1/28	625	611
JPMorgan Chase & Co.	5.571%	4/22/28	350	356
JPMorgan Chase & Co.	3.540%	5/1/28	350	340
JPMorgan Chase & Co.	4.979%	7/22/28	165	165
JPMorgan Chase & Co.	4.505%	10/22/28	125	124
JPMorgan Chase & Co.	3.509%	1/23/29	575	552
JPMorgan Chase & Co.	4.005%	4/23/29	300	291
JPMorgan Chase & Co.	2.069%	6/1/29	625	567
JPMorgan Chase & Co.	4.203%	7/23/29	250	243
JPMorgan Chase & Co.	5.299%	7/24/29	515	520
JPMorgan Chase & Co.	6.087%	10/23/29	212	220
JPMorgan Chase & Co.	4.452%	12/5/29	300	294
JPMorgan Chase & Co.	5.012%	1/23/30	350	349
JPMorgan Chase & Co.	5.581%	4/22/30	2,350	2,394
JPMorgan Chase & Co.	4.995%	7/22/30	325	324
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,350
JPMorgan Chase & Co.	4.603%	10/22/30	425	417
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,022
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	1,759
JPMorgan Chase & Co.	2.956%	5/13/31	500	447
JPMorgan Chase & Co.	1.764%	11/19/31	500	415
JPMorgan Chase & Co.	2.580%	4/22/32	500	429
JPMorgan Chase & Co.	2.963%	1/25/33	1,000	864
JPMorgan Chase & Co.	5.717%	9/14/33	1,000	1,018
JPMorgan Chase & Co.	5.350%	6/1/34	703	703
JPMorgan Chase & Co.	5.336%	1/23/35	525	522
JPMorgan Chase & Co.	5.766%	4/22/35	350	358
JPMorgan Chase & Co.	5.294%	7/22/35	200	198
JPMorgan Chase & Co.	4.946%	10/22/35	185	178

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
JPMorgan Chase & Co.	6.400%	5/15/38	450	491
JPMorgan Chase & Co.	3.882%	7/24/38	500	424
JPMorgan Chase & Co.	5.500%	10/15/40	650	645
JPMorgan Chase & Co.	3.109%	4/22/41	500	370
JPMorgan Chase & Co.	5.600%	7/15/41	275	277
JPMorgan Chase & Co.	5.400%	1/6/42	150	148
JPMorgan Chase & Co.	3.157%	4/22/42	450	329
JPMorgan Chase & Co.	5.625%	8/16/43	300	298
JPMorgan Chase & Co.	4.950%	6/1/45	100	91
JPMorgan Chase & Co.	5.534%	11/29/45	425	415
JPMorgan Chase & Co.	4.260%	2/22/48	375	309
JPMorgan Chase & Co.	4.032%	7/24/48	500	393
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	780
JPMorgan Chase & Co.	3.897%	1/23/49	400	307
JPMorgan Chase & Co.	3.109%	4/22/51	500	329
JPMorgan Chase & Co.	3.328%	4/22/52	745	510
JPMorgan Chase Bank NA	5.110%	12/8/26	290	293
KeyBank NA	4.700%	1/26/26	250	249
KeyBank NA	5.850%	11/15/27	250	256
KeyBank NA	6.950%	2/1/28	250	260
KeyBank NA	5.000%	1/26/33	250	239
KeyCorp	4.100%	4/30/28	600	580
KeyCorp	2.550%	10/1/29	150	133
KeyCorp	6.401%	3/6/35	200	208
Lazard Group LLC	3.625%	3/1/27	100	97
Lazard Group LLC	4.500%	9/19/28	100	98
Legg Mason Inc.	5.625%	1/15/44	120	117
Lincoln National Corp.	3.625%	12/12/26	75	73
Lincoln National Corp.	3.800%	3/1/28	100	96
Lincoln National Corp.	3.050%	1/15/30	350	315
Lincoln National Corp.	6.300%	10/9/37	75	78
Lincoln National Corp.	7.000%	6/15/40	100	109
Lloyds Banking Group plc	4.650%	3/24/26	575	571
Lloyds Banking Group plc	3.750%	1/11/27	436	426
Lloyds Banking Group plc	5.985%	8/7/27	275	279
Lloyds Banking Group plc	3.750%	3/18/28	200	195
Lloyds Banking Group plc	4.375%	3/22/28	250	244
Lloyds Banking Group plc	4.550%	8/16/28	200	196
Lloyds Banking Group plc	3.574%	11/7/28	200	192
Lloyds Banking Group plc	5.087%	11/26/28	200	200
Lloyds Banking Group plc	5.871%	3/6/29	200	204
Lloyds Banking Group plc	5.721%	6/5/30	200	203
Lloyds Banking Group plc	7.953%	11/15/33	200	224
Lloyds Banking Group plc	5.679%	1/5/35	360	359
Lloyds Banking Group plc	5.590%	11/26/35	200	198
Lloyds Banking Group plc	5.300%	12/1/45	150	136
Lloyds Banking Group plc	4.344%	1/9/48	275	215
Loews Corp.	6.000%	2/1/35	50	53
Loews Corp.	4.125%	5/15/43	100	83
LPL Holdings Inc.	6.750%	11/17/28	200	210
M&T Bank Corp.	4.833%	1/16/29	125	124
M&T Bank Corp.	7.413%	10/30/29	200	214
M&T Bank Corp.	6.082%	3/13/32	100	102
M&T Bank Corp.	5.053%	1/27/34	200	191
M&T Bank Corp.	5.385%	1/16/36	250	242
Main Street Capital Corp.	6.500%	6/4/27	200	204
Manufacturers & Traders Trust Co.	4.650%	1/27/26	250	249
Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	247
Manulife Financial Corp.	4.061%	2/24/32	190	185
Manulife Financial Corp.	5.375%	3/4/46	200	195
Markel Group Inc.	3.500%	11/1/27	50	48
Markel Group Inc.	3.350%	9/17/29	75	70
Markel Group Inc.	4.300%	11/1/47	50	39
Markel Group Inc.	5.000%	5/20/49	150	130
Markel Group Inc.	4.150%	9/17/50	200	151
Markel Group Inc.	6.000%	5/16/54	100	99
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	99
Marsh & McLennan Cos. Inc.	4.550%	11/8/27	165	165
Marsh & McLennan Cos. Inc.	4.650%	3/15/30	165	163
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	460	396

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Marsh & McLennan Cos. Inc.	4.850%	11/15/31	200	197
Marsh & McLennan Cos. Inc.	5.400%	9/15/33	200	203
Marsh & McLennan Cos. Inc.	5.150%	3/15/34	87	87
Marsh & McLennan Cos. Inc.	5.000%	3/15/35	350	341
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	232
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	84
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	162
Marsh & McLennan Cos. Inc.	5.700%	9/15/53	315	315
Marsh & McLennan Cos. Inc.	5.450%	3/15/54	91	88
Marsh & McLennan Cos. Inc.	5.400%	3/15/55	220	211
Mastercard Inc.	2.950%	11/21/26	100	97
Mastercard Inc.	3.300%	3/26/27	200	195
Mastercard Inc.	4.100%	1/15/28	161	159
Mastercard Inc.	4.875%	3/9/28	200	202
Mastercard Inc.	2.950%	6/1/29	275	256
Mastercard Inc.	3.350%	3/26/30	300	280
Mastercard Inc.	2.000%	11/18/31	200	166
Mastercard Inc.	4.350%	1/15/32	323	312
Mastercard Inc.	4.875%	5/9/34	300	295
Mastercard Inc.	4.550%	1/15/35	265	254
Mastercard Inc.	3.950%	2/26/48	100	80
Mastercard Inc.	3.650%	6/1/49	200	151
Mastercard Inc.	3.850%	3/26/50	200	155
Mercury General Corp.	4.400%	3/15/27	75	74
MetLife Inc.	6.500%	12/15/32	175	190
MetLife Inc.	5.375%	7/15/33	200	202
MetLife Inc.	6.375%	6/15/34	100	108
MetLife Inc.	5.300%	12/15/34	235	234
MetLife Inc.	5.875%	2/6/41	590	602
MetLife Inc.	4.125%	8/13/42	175	145
MetLife Inc.	4.875%	11/13/43	355	322
MetLife Inc.	5.250%	1/15/54	200	187
MetLife Inc.	6.400%	12/15/66	210	214
MGIC Investment Corp.	5.250%	8/15/28	31	30
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	520
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	242
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	490
Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	400	380
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	242
Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	400	381
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	195
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	195
Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	200	202
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	192
Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	225	227
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	162
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	44
Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	202
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	427
Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	400	343
Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	200	188
Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	500	494
Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	334	337
Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	525	526
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	46
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	168
Mizuho Financial Group Inc.	3.663%	2/28/27	250	244
Mizuho Financial Group Inc.	1.554%	7/9/27	200	190
Mizuho Financial Group Inc.	4.018%	3/5/28	325	316
Mizuho Financial Group Inc.	5.778%	7/6/29	225	230
Mizuho Financial Group Inc.	4.254%	9/11/29	400	389
Mizuho Financial Group Inc.	3.153%	7/16/30	500	459
Mizuho Financial Group Inc.	2.869%	9/13/30	100	90
Mizuho Financial Group Inc.	2.564%	9/13/31	250	209
Mizuho Financial Group Inc.	2.172%	5/22/32	500	414
Mizuho Financial Group Inc.	5.748%	7/6/34	780	795
Mizuho Financial Group Inc.	5.579%	5/26/35	250	252
Moody's Corp.	3.250%	1/15/28	200	192
Moody's Corp.	2.000%	8/19/31	500	415
Moody's Corp.	2.750%	8/19/41	100	69

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Moody's Corp.	4.875%	12/17/48	125	111
	Moody's Corp.	3.750%	2/25/52	100	73
	Moody's Corp.	3.100%	11/29/61	150	89
	Morgan Stanley	5.000%	11/24/25	650	651
	Morgan Stanley	3.875%	1/27/26	225	223
	Morgan Stanley	3.125%	7/27/26	700	684
	Morgan Stanley	6.250%	8/9/26	1,796	1,839
	Morgan Stanley	4.350%	9/8/26	666	661
	Morgan Stanley	3.625%	1/20/27	250	245
	Morgan Stanley	5.050%	1/28/27	350	351
	Morgan Stanley	3.950%	4/23/27	325	318
	Morgan Stanley	1.593%	5/4/27	525	503
	Morgan Stanley	2.475%	1/21/28	500	476
	Morgan Stanley	5.652%	4/13/28	225	229
	Morgan Stanley	4.210%	4/20/28	200	197
[4]	Morgan Stanley	3.591%	7/22/28	935	902
	Morgan Stanley	6.296%	10/18/28	500	518
	Morgan Stanley	3.772%	1/24/29	575	554
	Morgan Stanley	5.123%	2/1/29	350	351
	Morgan Stanley	5.164%	4/20/29	450	451
	Morgan Stanley	5.449%	7/20/29	350	354
	Morgan Stanley	6.407%	11/1/29	350	366
	Morgan Stanley	5.173%	1/16/30	350	350
	Morgan Stanley	4.431%	1/23/30	550	536
	Morgan Stanley	5.656%	4/18/30	225	229
	Morgan Stanley	5.042%	7/19/30	350	348
	Morgan Stanley	4.654%	10/18/30	425	416
	Morgan Stanley	2.699%	1/22/31	1,750	1,554
	Morgan Stanley	3.622%	4/1/31	600	557
	Morgan Stanley	1.794%	2/13/32	500	408
	Morgan Stanley	7.250%	4/1/32	150	169
	Morgan Stanley	1.928%	4/28/32	200	164
	Morgan Stanley	2.239%	7/21/32	500	414
	Morgan Stanley	2.511%	10/20/32	600	502
	Morgan Stanley	2.943%	1/21/33	500	428
	Morgan Stanley	4.889%	7/20/33	350	339
	Morgan Stanley	6.342%	10/18/33	1,000	1,057
	Morgan Stanley	5.250%	4/21/34	450	443
	Morgan Stanley	5.424%	7/21/34	450	447
	Morgan Stanley	6.627%	11/1/34	350	376
	Morgan Stanley	5.466%	1/18/35	425	423
	Morgan Stanley	5.831%	4/19/35	575	586
	Morgan Stanley	5.320%	7/19/35	350	345
	Morgan Stanley	2.484%	9/16/36	850	691
	Morgan Stanley	5.297%	4/20/37	350	339
	Morgan Stanley	5.948%	1/19/38	350	350
[4]	Morgan Stanley	3.971%	7/22/38	375	319
	Morgan Stanley	4.457%	4/22/39	250	224
	Morgan Stanley	3.217%	4/22/42	325	241
	Morgan Stanley	6.375%	7/24/42	600	648
	Morgan Stanley	4.300%	1/27/45	650	536
	Morgan Stanley	2.802%	1/25/52	940	574
	Morgan Stanley Bank NA	4.754%	4/21/26	275	275
	Morgan Stanley Bank NA	5.882%	10/30/26	275	281
	Morgan Stanley Bank NA	4.447%	10/15/27	425	422
	Morgan Stanley Bank NA	4.952%	1/14/28	200	200
	Morgan Stanley Bank NA	5.504%	5/26/28	425	431
	Morgan Stanley Bank NA	4.968%	7/14/28	350	351
	Nasdaq Inc.	3.850%	6/30/26	100	99
	Nasdaq Inc.	1.650%	1/15/31	250	205
	Nasdaq Inc.	5.550%	2/15/34	200	202
	Nasdaq Inc.	2.500%	12/21/40	200	134
	Nasdaq Inc.	3.250%	4/28/50	35	23
	Nasdaq Inc.	3.950%	3/7/52	200	148
	Nasdaq Inc.	5.950%	8/15/53	200	201
	Nasdaq Inc.	6.100%	6/28/63	200	202
	National Australia Bank Ltd.	3.375%	1/14/26	100	99
	National Australia Bank Ltd.	5.087%	6/11/27	250	253
	National Australia Bank Ltd.	4.944%	1/12/28	250	251
	National Australia Bank Ltd.	4.900%	6/13/28	500	502

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Australia Bank Ltd.	4.787%	1/10/29	250	250
	National Bank of Canada	5.600%	12/18/28	250	255
	NatWest Group plc	7.472%	11/10/26	200	204
	NatWest Group plc	5.847%	3/2/27	200	202
	NatWest Group plc	5.583%	3/1/28	200	202
	NatWest Group plc	5.516%	9/30/28	200	202
	NatWest Group plc	4.892%	5/18/29	1,000	990
	NatWest Group plc	5.808%	9/13/29	200	204
	NatWest Group plc	5.076%	1/27/30	200	198
	NatWest Group plc	4.445%	5/8/30	700	675
	NatWest Group plc	4.964%	8/15/30	200	197
	NatWest Group plc	6.016%	3/2/34	200	205
	NatWest Group plc	6.475%	6/1/34	200	205
	NatWest Group plc	5.778%	3/1/35	275	276
	NatWest Group plc	3.032%	11/28/35	200	173
	Nomura Holdings Inc.	2.329%	1/22/27	200	189
	Nomura Holdings Inc.	5.594%	7/2/27	200	202
	Nomura Holdings Inc.	5.386%	7/6/27	200	201
	Nomura Holdings Inc.	2.172%	7/14/28	200	180
	Nomura Holdings Inc.	5.605%	7/6/29	225	228
	Nomura Holdings Inc.	3.103%	1/16/30	400	360
	Nomura Holdings Inc.	2.679%	7/16/30	250	218
	Nomura Holdings Inc.	2.608%	7/14/31	200	168
	Nomura Holdings Inc.	2.999%	1/22/32	200	170
	Nomura Holdings Inc.	5.783%	7/3/34	200	202
[5]	North Haven Private Income Fund LLC	5.750%	2/1/30	54	53
	Northern Trust Corp.	3.650%	8/3/28	100	97
	Northern Trust Corp.	3.375%	5/8/32	50	48
	Northern Trust Corp.	6.125%	11/2/32	200	211
	Old Republic International Corp.	3.875%	8/26/26	100	98
	Old Republic International Corp.	3.850%	6/11/51	200	140
	ORIX Corp.	3.700%	7/18/27	200	194
	ORIX Corp.	4.650%	9/10/29	95	93
	ORIX Corp.	2.250%	3/9/31	50	42
	PartnerRe Finance B LLC	3.700%	7/2/29	95	90
	PartnerRe Finance B LLC	4.500%	10/1/50	100	92
	PayPal Holdings Inc.	2.650%	10/1/26	300	290
	PayPal Holdings Inc.	2.850%	10/1/29	400	365
	PayPal Holdings Inc.	2.300%	6/1/30	200	175
	PayPal Holdings Inc.	5.150%	6/1/34	600	596
	PayPal Holdings Inc.	3.250%	6/1/50	210	142
	PayPal Holdings Inc.	5.500%	6/1/54	200	195
	PNC Bank NA	4.775%	1/15/27	250	250
	PNC Bank NA	3.100%	10/25/27	250	240
	PNC Bank NA	3.250%	1/22/28	150	144
	PNC Bank NA	4.050%	7/26/28	250	242
	PNC Bank NA	2.700%	10/22/29	150	135
	PNC Financial Services Group Inc.	5.812%	6/12/26	200	201
	PNC Financial Services Group Inc.	4.758%	1/26/27	200	200
	PNC Financial Services Group Inc.	3.150%	5/19/27	450	434
	PNC Financial Services Group Inc.	5.102%	7/23/27	120	121
	PNC Financial Services Group Inc.	6.615%	10/20/27	200	206
	PNC Financial Services Group Inc.	5.300%	1/21/28	200	202
	PNC Financial Services Group Inc.	3.450%	4/23/29	500	473
	PNC Financial Services Group Inc.	5.582%	6/12/29	200	203
	PNC Financial Services Group Inc.	2.550%	1/22/30	425	377
	PNC Financial Services Group Inc.	5.492%	5/14/30	225	228
	PNC Financial Services Group Inc.	4.812%	10/21/32	250	243
	PNC Financial Services Group Inc.	4.626%	6/6/33	200	189
	PNC Financial Services Group Inc.	6.037%	10/28/33	255	264
	PNC Financial Services Group Inc.	5.068%	1/24/34	200	194
	PNC Financial Services Group Inc.	5.939%	8/18/34	590	607
	PNC Financial Services Group Inc.	6.875%	10/20/34	430	469
	PNC Financial Services Group Inc.	5.676%	1/22/35	500	505
	PNC Financial Services Group Inc.	5.401%	7/23/35	265	263
	Principal Financial Group Inc.	3.100%	11/15/26	100	97
	Principal Financial Group Inc.	4.625%	9/15/42	50	44
	Principal Financial Group Inc.	4.350%	5/15/43	150	126
	Principal Financial Group Inc.	4.300%	11/15/46	195	160
	Progressive Corp.	2.450%	1/15/27	150	144

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Progressive Corp.	4.000%	3/1/29	100	97
Progressive Corp.	6.625%	3/1/29	125	134
Progressive Corp.	4.950%	6/15/33	100	99
Progressive Corp.	4.350%	4/25/44	50	42
Progressive Corp.	4.125%	4/15/47	290	233
Progressive Corp.	4.200%	3/15/48	115	94
Progressive Corp.	3.950%	3/26/50	180	139
Progressive Corp.	3.700%	3/15/52	100	74
Prospect Capital Corp.	3.364%	11/15/26	52	48
Prudential Financial Inc.	3.878%	3/27/28	163	159
Prudential Financial Inc.	5.750%	7/15/33	100	104
Prudential Financial Inc.	5.700%	12/14/36	125	128
Prudential Financial Inc.	6.625%	12/1/37	65	71
Prudential Financial Inc.	3.000%	3/10/40	50	37
Prudential Financial Inc.	6.625%	6/21/40	65	71
Prudential Financial Inc.	5.100%	8/15/43	42	40
Prudential Financial Inc.	4.600%	5/15/44	275	239
Prudential Financial Inc.	5.375%	5/15/45	133	132
Prudential Financial Inc.	3.905%	12/7/47	132	101
Prudential Financial Inc.	5.700%	9/15/48	250	248
Prudential Financial Inc.	3.935%	12/7/49	363	274
Prudential Financial Inc.	4.350%	2/25/50	210	171
Prudential Financial Inc.	3.700%	10/1/50	200	178
Prudential Financial Inc.	5.125%	3/1/52	250	237
Prudential Financial Inc.	6.000%	9/1/52	150	150
Prudential Financial Inc.	6.500%	3/15/54	175	180
Prudential Funding Asia plc	3.125%	4/14/30	200	181
Radian Group Inc.	6.200%	5/15/29	118	121
Raymond James Financial Inc.	4.650%	4/1/30	55	54
Raymond James Financial Inc.	4.950%	7/15/46	210	188
Raymond James Financial Inc.	3.750%	4/1/51	250	181
Regions Bank	6.450%	6/26/37	250	254
Regions Financial Corp.	1.800%	8/12/28	120	107
Regions Financial Corp.	5.722%	6/6/30	200	203
Regions Financial Corp.	5.502%	9/6/35	100	98
Reinsurance Group of America Inc.	3.900%	5/15/29	50	48
Reinsurance Group of America Inc.	6.000%	9/15/33	165	169
Reinsurance Group of America Inc.	5.750%	9/15/34	175	176
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	73
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	71
RenaissanceRe Holdings Ltd.	5.750%	6/5/33	132	132
Royal Bank of Canada	4.875%	1/12/26	200	201
Royal Bank of Canada	4.650%	1/27/26	898	896
Royal Bank of Canada	1.200%	4/27/26	200	191
Royal Bank of Canada	1.400%	11/2/26	500	472
Royal Bank of Canada	4.875%	1/19/27	200	201
Royal Bank of Canada	2.050%	1/21/27	100	95
Royal Bank of Canada	3.625%	5/4/27	200	195
Royal Bank of Canada	5.069%	7/23/27	100	100
Royal Bank of Canada	4.240%	8/3/27	200	198
Royal Bank of Canada	4.510%	10/18/27	160	159
Royal Bank of Canada	6.000%	11/1/27	200	207
Royal Bank of Canada	4.900%	1/12/28	200	200
Royal Bank of Canada	4.522%	10/18/28	140	139
Royal Bank of Canada	4.950%	2/1/29	200	200
Royal Bank of Canada	4.969%	8/2/30	100	99
Royal Bank of Canada	2.300%	11/3/31	500	419
Royal Bank of Canada	3.875%	5/4/32	200	184
Royal Bank of Canada	5.000%	2/1/33	465	457
Royal Bank of Canada	5.000%	5/2/33	200	197
Royal Bank of Canada	5.150%	2/1/34	200	198
S&P Global Inc.	2.450%	3/1/27	250	239
S&P Global Inc.	4.750%	8/1/28	140	140
S&P Global Inc.	2.700%	3/1/29	250	230
S&P Global Inc.	4.250%	5/1/29	100	98
S&P Global Inc.	2.500%	12/1/29	125	112
S&P Global Inc.	1.250%	8/15/30	200	165
S&P Global Inc.	2.900%	3/1/32	300	261
S&P Global Inc.	3.250%	12/1/49	150	104
S&P Global Inc.	3.700%	3/1/52	200	149

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	S&P Global Inc.	2.300%	8/15/60	100	50
	S&P Global Inc.	3.900%	3/1/62	100	74
	Santander Holdings USA Inc.	3.244%	10/5/26	400	388
	Santander Holdings USA Inc.	4.400%	7/13/27	250	247
	Santander Holdings USA Inc.	2.490%	1/6/28	200	190
	Santander Holdings USA Inc.	6.499%	3/9/29	200	206
	Santander Holdings USA Inc.	6.174%	1/9/30	200	204
	Santander UK Group Holdings plc	1.673%	6/14/27	400	381
	Santander UK Group Holdings plc	3.823%	11/3/28	200	192
	Santander UK Group Holdings plc	6.534%	1/10/29	415	428
	Selective Insurance Group Inc.	5.375%	3/1/49	50	46
	SiriusPoint Ltd.	7.000%	4/5/29	75	77
[5]	Sixth Street Lending Partners	6.500%	3/11/29	200	202
[5]	Sixth Street Lending Partners	5.750%	1/15/30	100	98
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	150	152
	State Street Bank & Trust Co.	4.782%	11/23/29	250	249
	State Street Corp.	5.104%	5/18/26	500	501
	State Street Corp.	2.650%	5/19/26	125	122
	State Street Corp.	5.272%	8/3/26	215	217
	State Street Corp.	4.993%	3/18/27	200	202
	State Street Corp.	4.530%	2/20/29	100	99
	State Street Corp.	4.141%	12/3/29	200	194
	State Street Corp.	2.400%	1/24/30	150	134
	State Street Corp.	2.623%	2/7/33	350	297
	State Street Corp.	4.821%	1/26/34	130	126
	State Street Corp.	5.159%	5/18/34	500	496
	State Street Corp.	3.031%	11/1/34	125	113
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	192
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	148
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	200	203
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	121
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	170
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	195
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	678
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	288
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	97
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	500	448
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	436
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	138
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,870	1,671
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	164
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	295	303
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	200	206
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	200	202
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	133
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	200	213
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	200	201
	Synchrony Financial	3.700%	8/4/26	125	122
	Synchrony Financial	3.950%	12/1/27	300	290
	Synovus Financial Corp.	6.168%	11/1/30	100	101
	Toronto-Dominion Bank	0.750%	1/6/26	200	192
	Toronto-Dominion Bank	5.103%	1/9/26	200	201
	Toronto-Dominion Bank	5.532%	7/17/26	225	228
	Toronto-Dominion Bank	1.250%	9/10/26	325	307
	Toronto-Dominion Bank	1.950%	1/12/27	200	189
	Toronto-Dominion Bank	2.800%	3/10/27	200	192
	Toronto-Dominion Bank	4.980%	4/5/27	200	201
	Toronto-Dominion Bank	4.108%	6/8/27	425	418
	Toronto-Dominion Bank	5.156%	1/10/28	225	226
	Toronto-Dominion Bank	5.523%	7/17/28	225	229
	Toronto-Dominion Bank	2.000%	9/10/31	325	269
	Toronto-Dominion Bank	2.450%	1/12/32	850	709
	Toronto-Dominion Bank	4.456%	6/8/32	400	379
	Toronto-Dominion Bank	5.146%	9/10/34	120	117
	Travelers Cos. Inc.	6.250%	6/15/37	150	161
	Travelers Cos. Inc.	4.300%	8/25/45	150	125
	Travelers Cos. Inc.	4.000%	5/30/47	225	178
	Travelers Cos. Inc.	4.100%	3/4/49	200	159
	Travelers Cos. Inc.	2.550%	4/27/50	500	295
	Travelers Cos. Inc.	5.450%	5/25/53	143	139

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Travelers Property Casualty Corp.	6.375%	3/15/33	26	29
Trinity Acquisition plc	4.400%	3/15/26	100	99
Truist Bank	3.300%	5/15/26	200	196
Truist Financial Corp.	6.047%	6/8/27	265	269
Truist Financial Corp.	1.125%	8/3/27	500	455
Truist Financial Corp.	3.875%	3/19/29	200	191
Truist Financial Corp.	1.887%	6/7/29	500	451
Truist Financial Corp.	7.161%	10/30/29	200	214
Truist Financial Corp.	5.435%	1/24/30	275	277
Truist Financial Corp.	1.950%	6/5/30	100	85
Truist Financial Corp.	4.916%	7/28/33	200	189
Truist Financial Corp.	5.122%	1/26/34	810	786
Truist Financial Corp.	5.867%	6/8/34	200	203
Truist Financial Corp.	5.711%	1/24/35	275	277
UBS AG	1.250%	8/7/26	255	241
UBS AG	5.000%	7/9/27	250	251
UBS AG	7.500%	2/15/28	425	455
UBS AG	5.650%	9/11/28	225	230
UBS Group AG	4.550%	4/17/26	456	454
UBS Group AG	4.875%	5/15/45	375	335
Unum Group	4.000%	6/15/29	80	77
Unum Group	5.750%	8/15/42	75	73
Unum Group	4.500%	12/15/49	100	79
Unum Group	6.000%	6/15/54	100	99
US Bancorp	3.100%	4/27/26	300	294
US Bancorp	3.150%	4/27/27	275	266
US Bancorp	6.787%	10/26/27	200	207
US Bancorp	5.775%	6/12/29	275	281
US Bancorp	3.000%	7/30/29	240	220
US Bancorp	5.384%	1/23/30	275	277
US Bancorp	5.100%	7/23/30	650	649
US Bancorp	2.677%	1/27/33	90	76
US Bancorp	4.967%	7/22/33	235	225
US Bancorp	5.850%	10/21/33	525	537
US Bancorp	4.839%	2/1/34	360	344
US Bancorp	5.836%	6/12/34	275	280
US Bancorp	5.678%	1/23/35	275	277
US Bancorp	2.491%	11/3/36	700	568
US Bank NA	4.507%	10/22/27	250	249
Verisk Analytics Inc.	4.125%	3/15/29	400	388
Verisk Analytics Inc.	3.625%	5/15/50	150	105
Visa Inc.	1.900%	4/15/27	200	189
Visa Inc.	0.750%	8/15/27	500	456
Visa Inc.	2.750%	9/15/27	150	144
Visa Inc.	1.100%	2/15/31	400	324
Visa Inc.	4.150%	12/14/35	325	300
Visa Inc.	2.700%	4/15/40	200	146
Visa Inc.	4.300%	12/14/45	625	534
Visa Inc.	3.650%	9/15/47	100	76
Visa Inc.	2.000%	8/15/50	300	162
Voya Financial Inc.	3.650%	6/15/26	250	246
Voya Financial Inc.	5.700%	7/15/43	75	72
Voya Financial Inc.	4.800%	6/15/46	40	34
Voya Financial Inc.	4.700%	1/23/48	100	94
Webster Financial Corp.	4.100%	3/25/29	55	52
Wells Fargo & Co.	3.000%	4/22/26	1,275	1,247
Wells Fargo & Co.	4.100%	6/3/26	725	718
Wells Fargo & Co.	3.000%	10/23/26	675	654
Wells Fargo & Co.	4.300%	7/22/27	475	469
Wells Fargo & Co.	5.707%	4/22/28	525	533
Wells Fargo & Co.	3.584%	5/22/28	500	485
Wells Fargo & Co.	4.808%	7/25/28	975	971
Wells Fargo & Co.	4.150%	1/24/29	200	194
Wells Fargo & Co.	5.574%	7/25/29	350	355
Wells Fargo & Co.	6.303%	10/23/29	990	1,029
Wells Fargo & Co.	2.879%	10/30/30	1,300	1,173
Wells Fargo & Co.	4.478%	4/4/31	1,250	1,209
Wells Fargo & Co.	4.897%	7/25/33	975	942
Wells Fargo & Co.	5.389%	4/24/34	952	940
Wells Fargo & Co.	5.557%	7/25/34	350	349

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wells Fargo & Co.	6.491%	10/23/34	300	319
Wells Fargo & Co.	5.499%	1/23/35	1,025	1,019
Wells Fargo & Co.	5.211%	12/3/35	425	414
Wells Fargo & Co.	3.068%	4/30/41	600	435
Wells Fargo & Co.	5.375%	11/2/43	1,000	935
Wells Fargo & Co.	4.650%	11/4/44	325	273
Wells Fargo & Co.	4.900%	11/17/45	250	217
Wells Fargo & Co.	4.400%	6/14/46	300	241
Wells Fargo & Co.	4.750%	12/7/46	350	294
Wells Fargo & Co.	5.013%	4/4/51	1,750	1,558
Wells Fargo & Co.	4.611%	4/25/53	400	334
Wells Fargo Bank NA	4.811%	1/15/26	200	201
Wells Fargo Bank NA	5.450%	8/7/26	300	304
Wells Fargo Bank NA	5.254%	12/11/26	450	455
Wells Fargo Bank NA	5.950%	8/26/36	200	206
Wells Fargo Bank NA	5.850%	2/1/37	300	306
Wells Fargo Bank NA	6.600%	1/15/38	225	245
Western Union Co.	1.350%	3/15/26	200	191
Western Union Co.	6.200%	11/17/36	100	101
Western Union Co.	6.200%	6/21/40	17	17
Westpac Banking Corp.	5.200%	4/16/26	200	202
Westpac Banking Corp.	2.850%	5/13/26	200	196
Westpac Banking Corp.	1.150%	6/3/26	218	208
Westpac Banking Corp.	2.700%	8/19/26	175	170
Westpac Banking Corp.	4.600%	10/20/26	120	120
Westpac Banking Corp.	3.350%	3/8/27	250	244
Westpac Banking Corp.	1.953%	11/20/28	275	248
Westpac Banking Corp.	5.050%	4/16/29	200	202
Westpac Banking Corp.	2.650%	1/16/30	150	135
Westpac Banking Corp.	4.322%	11/23/31	500	492
Westpac Banking Corp.	5.405%	8/10/33	200	197
Westpac Banking Corp.	6.820%	11/17/33	200	216
Westpac Banking Corp.	4.110%	7/24/34	25	24
Westpac Banking Corp.	2.668%	11/15/35	315	268
Westpac Banking Corp.	5.618%	11/20/35	260	256
Westpac Banking Corp.	3.020%	11/18/36	500	423
Westpac Banking Corp.	4.421%	7/24/39	200	177
Westpac Banking Corp.	2.963%	11/16/40	200	142
Willis North America Inc.	4.500%	9/15/28	100	98
Willis North America Inc.	2.950%	9/15/29	440	400
Willis North America Inc.	5.350%	5/15/33	100	99
Willis North America Inc.	5.050%	9/15/48	50	44
Willis North America Inc.	3.875%	9/15/49	90	66
Willis North America Inc.	5.900%	3/5/54	125	123
Zions Bancorp NA	3.250%	10/29/29	250	223
Zions Bancorp NA	6.816%	11/19/35	50	50
				357,098
Health Care (2.9%)
Abbott Laboratories	3.750%	11/30/26	367	363
Abbott Laboratories	1.150%	1/30/28	100	91
Abbott Laboratories	1.400%	6/30/30	150	127
Abbott Laboratories	4.750%	11/30/36	200	193
Abbott Laboratories	5.300%	5/27/40	250	251
Abbott Laboratories	4.900%	11/30/46	700	652
AbbVie Inc.	3.200%	5/14/26	350	344
AbbVie Inc.	2.950%	11/21/26	740	719
AbbVie Inc.	4.800%	3/15/27	500	503
AbbVie Inc.	4.250%	11/14/28	300	295
AbbVie Inc.	4.800%	3/15/29	525	524
AbbVie Inc.	3.200%	11/21/29	1,180	1,095
AbbVie Inc.	4.950%	3/15/31	1,000	999
AbbVie Inc.	5.050%	3/15/34	550	543
AbbVie Inc.	4.550%	3/15/35	350	329
AbbVie Inc.	4.500%	5/14/35	450	421
AbbVie Inc.	4.300%	5/14/36	200	182
AbbVie Inc.	4.050%	11/21/39	768	656
AbbVie Inc.	4.625%	10/1/42	50	44
AbbVie Inc.	4.400%	11/6/42	501	433
AbbVie Inc.	4.850%	6/15/44	230	208

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.750%	3/15/45	200	178
	AbbVie Inc.	4.700%	5/14/45	402	355
	AbbVie Inc.	4.450%	5/14/46	455	387
	AbbVie Inc.	4.875%	11/14/48	350	314
	AbbVie Inc.	4.250%	11/21/49	1,025	833
	AbbVie Inc.	5.400%	3/15/54	550	529
	AbbVie Inc.	5.500%	3/15/64	275	263
	Adventist Health System	5.430%	3/1/32	100	100
	Adventist Health System	5.757%	12/1/34	75	76
	Adventist Health System	3.630%	3/1/49	50	35
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	48
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	22
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	81
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	53
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	49
	Aetna Inc.	6.625%	6/15/36	130	136
	Aetna Inc.	6.750%	12/15/37	100	105
	Aetna Inc.	4.500%	5/15/42	75	61
	Agilent Technologies Inc.	3.050%	9/22/26	75	73
	Agilent Technologies Inc.	2.750%	9/15/29	100	91
	Agilent Technologies Inc.	2.100%	6/4/30	100	86
	Agilent Technologies Inc.	4.750%	9/9/34	150	143
	AHS Hospital Corp.	5.024%	7/1/45	75	70
	AHS Hospital Corp.	2.780%	7/1/51	150	93
[2]	Allina Health System	3.887%	4/15/49	75	57
	Amgen Inc.	5.507%	3/2/26	350	350
	Amgen Inc.	2.600%	8/19/26	225	218
	Amgen Inc.	2.200%	2/21/27	150	142
	Amgen Inc.	3.200%	11/2/27	600	577
	Amgen Inc.	5.150%	3/2/28	500	504
	Amgen Inc.	1.650%	8/15/28	400	357
	Amgen Inc.	4.050%	8/18/29	325	313
	Amgen Inc.	5.250%	3/2/30	250	252
	Amgen Inc.	2.000%	1/15/32	450	365
	Amgen Inc.	3.350%	2/22/32	500	445
	Amgen Inc.	4.200%	3/1/33	200	185
	Amgen Inc.	5.250%	3/2/33	925	918
	Amgen Inc.	3.150%	2/21/40	575	427
	Amgen Inc.	2.800%	8/15/41	150	104
	Amgen Inc.	4.950%	10/1/41	240	216
	Amgen Inc.	5.150%	11/15/41	126	117
	Amgen Inc.	5.600%	3/2/43	300	292
	Amgen Inc.	4.400%	5/1/45	450	372
	Amgen Inc.	4.563%	6/15/48	75	62
	Amgen Inc.	3.375%	2/21/50	575	393
	Amgen Inc.	4.663%	6/15/51	500	419
	Amgen Inc.	3.000%	1/15/52	206	130
	Amgen Inc.	4.200%	2/22/52	475	367
	Amgen Inc.	5.650%	3/2/53	500	481
	Amgen Inc.	2.770%	9/1/53	422	245
	Amgen Inc.	5.750%	3/2/63	550	527
	Ascension Health	2.532%	11/15/29	350	314
	Ascension Health	3.106%	11/15/39	100	75
	Ascension Health	3.945%	11/15/46	200	159
[2]	Ascension Health	4.847%	11/15/53	75	67
	Astrazeneca Finance LLC	1.200%	5/28/26	200	191
	Astrazeneca Finance LLC	4.800%	2/26/27	275	277
	Astrazeneca Finance LLC	4.875%	3/3/28	200	201
	Astrazeneca Finance LLC	1.750%	5/28/28	200	181
	Astrazeneca Finance LLC	4.850%	2/26/29	225	225
	Astrazeneca Finance LLC	4.900%	3/3/30	200	201
	Astrazeneca Finance LLC	4.900%	2/26/31	200	200
	Astrazeneca Finance LLC	2.250%	5/28/31	200	170
	Astrazeneca Finance LLC	4.875%	3/3/33	75	74
	Astrazeneca Finance LLC	5.000%	2/26/34	270	267
	AstraZeneca plc	0.700%	4/8/26	500	477
	AstraZeneca plc	4.000%	1/17/29	200	195
	AstraZeneca plc	1.375%	8/6/30	300	250
	AstraZeneca plc	6.450%	9/15/37	450	493
	AstraZeneca plc	4.000%	9/18/42	290	240

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AstraZeneca plc	4.375%	11/16/45	200	171
	AstraZeneca plc	3.000%	5/28/51	135	88
	Banner Health	2.338%	1/1/30	125	111
	Banner Health	3.181%	1/1/50	75	51
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	175
	Baxalta Inc.	4.000%	6/23/25	97	97
	Baxalta Inc.	5.250%	6/23/45	73	67
	Baxter International Inc.	1.915%	2/1/27	750	707
	Baxter International Inc.	2.272%	12/1/28	250	225
	Baxter International Inc.	2.539%	2/1/32	500	417
	Baxter International Inc.	3.500%	8/15/46	100	69
	Baxter International Inc.	3.132%	12/1/51	200	124
	Baylor Scott & White Holdings	1.777%	11/15/30	100	84
	Baylor Scott & White Holdings	4.185%	11/15/45	100	83
	Baylor Scott & White Holdings	2.839%	11/15/50	350	222
	Becton Dickinson & Co.	3.700%	6/6/27	375	366
	Becton Dickinson & Co.	4.693%	2/13/28	250	249
	Becton Dickinson & Co.	4.874%	2/8/29	35	35
	Becton Dickinson & Co.	5.081%	6/7/29	200	201
	Becton Dickinson & Co.	2.823%	5/20/30	125	112
	Becton Dickinson & Co.	1.957%	2/11/31	375	312
	Becton Dickinson & Co.	5.110%	2/8/34	100	98
	Becton Dickinson & Co.	4.685%	12/15/44	172	149
	Becton Dickinson & Co.	4.669%	6/6/47	300	256
	Biogen Inc.	2.250%	5/1/30	400	346
	Biogen Inc.	3.150%	5/1/50	300	189
	Biogen Inc.	3.250%	2/15/51	150	96
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	250	224
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	25	25
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	94
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	167
	Boston Scientific Corp.	2.650%	6/1/30	150	134
	Boston Scientific Corp.	4.550%	3/1/39	131	120
	Boston Scientific Corp.	7.375%	1/15/40	50	59
	Boston Scientific Corp.	4.700%	3/1/49	133	117
	Bristol-Myers Squibb Co.	4.950%	2/20/26	200	201
	Bristol-Myers Squibb Co.	3.200%	6/15/26	302	297
	Bristol-Myers Squibb Co.	4.900%	2/22/27	200	202
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	455
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	204
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	269
	Bristol-Myers Squibb Co.	4.900%	2/22/29	325	327
	Bristol-Myers Squibb Co.	3.400%	7/26/29	605	570
	Bristol-Myers Squibb Co.	1.450%	11/13/30	200	166
	Bristol-Myers Squibb Co.	5.100%	2/22/31	225	226
	Bristol-Myers Squibb Co.	2.950%	3/15/32	300	261
	Bristol-Myers Squibb Co.	5.900%	11/15/33	175	184
	Bristol-Myers Squibb Co.	5.200%	2/22/34	450	449
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	73
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	154
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	206
	Bristol-Myers Squibb Co.	4.550%	2/20/48	233	198
	Bristol-Myers Squibb Co.	4.250%	10/26/49	700	566
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	288
	Bristol-Myers Squibb Co.	3.700%	3/15/52	720	522
	Bristol-Myers Squibb Co.	5.550%	2/22/54	475	462
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	143
	Bristol-Myers Squibb Co.	6.400%	11/15/63	350	374
	Bristol-Myers Squibb Co.	5.650%	2/22/64	300	289
	Cardinal Health Inc.	4.700%	11/15/26	100	100
	Cardinal Health Inc.	5.125%	2/15/29	125	125
	Cardinal Health Inc.	5.000%	11/15/29	150	149
	Cardinal Health Inc.	5.450%	2/15/34	100	99
	Cardinal Health Inc.	5.350%	11/15/34	200	196
	Cardinal Health Inc.	4.600%	3/15/43	75	63
	Cardinal Health Inc.	4.500%	11/15/44	50	41
	Cardinal Health Inc.	4.368%	6/15/47	125	100
	Cardinal Health Inc.	5.750%	11/15/54	100	96
	Cencora Inc.	3.450%	12/15/27	275	266
	Cencora Inc.	4.625%	12/15/27	100	100

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cencora Inc.	4.850%	12/15/29	100	99
	Cencora Inc.	2.700%	3/15/31	250	217
	Cencora Inc.	5.125%	2/15/34	100	98
	Cencora Inc.	5.150%	2/15/35	50	49
	Cencora Inc.	4.300%	12/15/47	175	141
	Centene Corp.	4.250%	12/15/27	474	459
	Centene Corp.	2.450%	7/15/28	467	421
	Centene Corp.	4.625%	12/15/29	736	696
	Centene Corp.	3.375%	2/15/30	110	98
	Centene Corp.	3.000%	10/15/30	407	351
	Centene Corp.	2.500%	3/1/31	395	326
	Centene Corp.	2.625%	8/1/31	254	209
	Children's Health System of Texas	2.511%	8/15/50	300	177
	Children's Hospital Corp.	4.115%	1/1/47	75	61
	Children's Hospital Corp.	2.585%	2/1/50	50	30
	Children's Hospital Medical Center	4.268%	5/15/44	50	43
	CHRISTUS Health	4.341%	7/1/28	200	196
	Cigna Group	4.500%	2/25/26	255	254
	Cigna Group	5.685%	3/15/26	150	150
	Cigna Group	3.400%	3/1/27	275	267
	Cigna Group	7.875%	5/15/27	41	44
	Cigna Group	4.375%	10/15/28	610	598
	Cigna Group	5.000%	5/15/29	200	200
	Cigna Group	2.400%	3/15/30	231	202
	Cigna Group	2.375%	3/15/31	250	212
	Cigna Group	5.125%	5/15/31	150	149
	Cigna Group	5.250%	2/15/34	200	196
	Cigna Group	4.800%	8/15/38	415	376
	Cigna Group	3.200%	3/15/40	150	110
	Cigna Group	6.125%	11/15/41	92	93
	Cigna Group	4.800%	7/15/46	400	341
	Cigna Group	3.875%	10/15/47	170	124
	Cigna Group	4.900%	12/15/48	545	464
	Cigna Group	3.400%	3/15/50	375	246
	Cigna Group	5.600%	2/15/54	250	234
	City of Hope	5.623%	11/15/43	75	71
	City of Hope	4.378%	8/15/48	100	80
	Cleveland Clinic Foundation	4.858%	1/1/14	100	85
	CommonSpirit Health	2.782%	10/1/30	500	443
	CommonSpirit Health	5.205%	12/1/31	150	149
	CommonSpirit Health	5.318%	12/1/34	125	123
[2]	CommonSpirit Health	4.350%	11/1/42	225	188
	CommonSpirit Health	3.817%	10/1/49	50	37
	CommonSpirit Health	4.187%	10/1/49	150	117
	CommonSpirit Health	5.548%	12/1/54	100	96
	Community Health Network Inc.	3.099%	5/1/50	140	89
	Cottage Health Obligated Group	3.304%	11/1/49	100	70
	CVS Health Corp.	2.875%	6/1/26	416	404
	CVS Health Corp.	3.000%	8/15/26	450	436
	CVS Health Corp.	1.300%	8/21/27	600	544
	CVS Health Corp.	4.300%	3/25/28	677	656
	CVS Health Corp.	5.000%	1/30/29	470	464
	CVS Health Corp.	5.400%	6/1/29	350	350
	CVS Health Corp.	3.250%	8/15/29	360	328
	CVS Health Corp.	5.125%	2/21/30	250	245
	CVS Health Corp.	1.750%	8/21/30	350	285
	CVS Health Corp.	5.250%	1/30/31	100	98
	CVS Health Corp.	1.875%	2/28/31	350	282
	CVS Health Corp.	5.550%	6/1/31	175	174
	CVS Health Corp.	5.250%	2/21/33	250	239
	CVS Health Corp.	5.300%	6/1/33	225	216
	CVS Health Corp.	5.700%	6/1/34	225	221
	CVS Health Corp.	4.875%	7/20/35	125	113
	CVS Health Corp.	4.780%	3/25/38	1,175	1,015
	CVS Health Corp.	6.125%	9/15/39	75	73
	CVS Health Corp.	4.125%	4/1/40	85	66
	CVS Health Corp.	5.300%	12/5/43	75	65
	CVS Health Corp.	6.000%	6/1/44	125	118
	CVS Health Corp.	5.125%	7/20/45	700	588
	CVS Health Corp.	5.050%	3/25/48	1,410	1,162

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CVS Health Corp.	5.625%	2/21/53	220	194
CVS Health Corp.	5.875%	6/1/53	118	108
CVS Health Corp.	6.050%	6/1/54	175	164
CVS Health Corp.	6.000%	6/1/63	135	123
Danaher Corp.	4.375%	9/15/45	75	64
Danaher Corp.	2.600%	10/1/50	500	297
Dartmouth-Hitchcock Health	4.178%	8/1/48	100	76
DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	132
DH Europe Finance II Sarl	2.600%	11/15/29	150	136
DH Europe Finance II Sarl	3.250%	11/15/39	175	136
Dignity Health	4.500%	11/1/42	100	84
Dignity Health	5.267%	11/1/64	50	45
Duke University Health System Inc.	3.920%	6/1/47	100	79
Edwards Lifesciences Corp.	4.300%	6/15/28	100	98
Elevance Health Inc.	4.500%	10/30/26	70	70
Elevance Health Inc.	3.650%	12/1/27	500	486
Elevance Health Inc.	5.150%	6/15/29	115	116
Elevance Health Inc.	4.750%	2/15/30	70	69
Elevance Health Inc.	2.250%	5/15/30	530	460
Elevance Health Inc.	2.550%	3/15/31	650	558
Elevance Health Inc.	4.950%	11/1/31	55	54
Elevance Health Inc.	5.500%	10/15/32	250	252
Elevance Health Inc.	4.750%	2/15/33	200	192
Elevance Health Inc.	5.375%	6/15/34	175	173
Elevance Health Inc.	5.950%	12/15/34	1	1
Elevance Health Inc.	5.200%	2/15/35	265	259
Elevance Health Inc.	5.850%	1/15/36	75	76
Elevance Health Inc.	6.375%	6/15/37	50	53
Elevance Health Inc.	4.625%	5/15/42	175	151
Elevance Health Inc.	4.650%	1/15/43	775	672
Elevance Health Inc.	4.375%	12/1/47	261	209
Elevance Health Inc.	4.550%	3/1/48	155	127
Elevance Health Inc.	3.125%	5/15/50	200	127
Elevance Health Inc.	4.550%	5/15/52	200	161
Elevance Health Inc.	5.125%	2/15/53	200	177
Elevance Health Inc.	5.650%	6/15/54	175	168
Elevance Health Inc.	4.850%	8/15/54	30	25
Elevance Health Inc.	5.700%	2/15/55	240	231
Elevance Health Inc.	5.850%	11/1/64	140	135
Eli Lilly & Co.	4.500%	2/9/27	500	501
Eli Lilly & Co.	4.150%	8/14/27	75	75
Eli Lilly & Co.	4.500%	2/9/29	200	199
Eli Lilly & Co.	3.375%	3/15/29	92	88
Eli Lilly & Co.	4.200%	8/14/29	177	173
Eli Lilly & Co.	4.700%	2/27/33	175	171
Eli Lilly & Co.	4.700%	2/9/34	275	267
Eli Lilly & Co.	4.600%	8/14/34	225	216
Eli Lilly & Co.	2.250%	5/15/50	450	253
Eli Lilly & Co.	4.875%	2/27/53	50	45
Eli Lilly & Co.	5.000%	2/9/54	400	367
Eli Lilly & Co.	5.050%	8/14/54	75	69
Eli Lilly & Co.	2.500%	9/15/60	500	266
Eli Lilly & Co.	4.950%	2/27/63	250	224
Eli Lilly & Co.	5.100%	2/9/64	325	297
Eli Lilly & Co.	5.200%	8/14/64	75	70
GE HealthCare Technologies Inc.	5.650%	11/15/27	200	205
GE HealthCare Technologies Inc.	4.800%	8/14/29	300	297
GE HealthCare Technologies Inc.	5.905%	11/22/32	250	260
GE HealthCare Technologies Inc.	6.377%	11/22/52	150	161
Gilead Sciences Inc.	3.650%	3/1/26	575	568
Gilead Sciences Inc.	2.950%	3/1/27	525	507
Gilead Sciences Inc.	4.800%	11/15/29	125	125
Gilead Sciences Inc.	5.250%	10/15/33	100	100
Gilead Sciences Inc.	5.100%	6/15/35	50	49
Gilead Sciences Inc.	4.600%	9/1/35	575	541
Gilead Sciences Inc.	4.000%	9/1/36	350	308
Gilead Sciences Inc.	5.650%	12/1/41	175	174
Gilead Sciences Inc.	4.800%	4/1/44	400	357
Gilead Sciences Inc.	4.750%	3/1/46	455	401
Gilead Sciences Inc.	2.800%	10/1/50	525	322

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilead Sciences Inc.	5.550%	10/15/53	100	98
	Gilead Sciences Inc.	5.500%	11/15/54	225	219
	Gilead Sciences Inc.	5.600%	11/15/64	200	193
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	366
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	87
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	596
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	84
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	24
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	172
	Hackensack Meridian Health Inc.	4.211%	7/1/48	75	61
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	41
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	75	52
	HCA Inc.	5.875%	2/15/26	300	301
	HCA Inc.	5.250%	6/15/26	325	326
	HCA Inc.	4.500%	2/15/27	125	124
	HCA Inc.	5.200%	6/1/28	177	177
	HCA Inc.	5.625%	9/1/28	275	278
	HCA Inc.	4.125%	6/15/29	330	315
	HCA Inc.	3.500%	9/1/30	500	454
	HCA Inc.	5.450%	4/1/31	325	324
	HCA Inc.	2.375%	7/15/31	150	124
	HCA Inc.	3.625%	3/15/32	250	220
	HCA Inc.	5.500%	6/1/33	221	218
	HCA Inc.	5.600%	4/1/34	225	222
	HCA Inc.	5.450%	9/15/34	225	219
	HCA Inc.	5.125%	6/15/39	200	182
	HCA Inc.	4.375%	3/15/42	250	204
	HCA Inc.	5.500%	6/15/47	325	295
	HCA Inc.	5.250%	6/15/49	350	303
	HCA Inc.	3.500%	7/15/51	200	129
	HCA Inc.	4.625%	3/15/52	300	234
	HCA Inc.	5.900%	6/1/53	177	166
	HCA Inc.	6.000%	4/1/54	288	274
	HCA Inc.	5.950%	9/15/54	312	296
	HCA Inc.	6.100%	4/1/64	150	143
	Humana Inc.	1.350%	2/3/27	200	186
	Humana Inc.	3.950%	3/15/27	150	147
	Humana Inc.	5.750%	12/1/28	100	102
	Humana Inc.	3.700%	3/23/29	100	94
	Humana Inc.	4.875%	4/1/30	135	132
	Humana Inc.	5.375%	4/15/31	200	198
	Humana Inc.	2.150%	2/3/32	200	159
	Humana Inc.	5.950%	3/15/34	200	201
	Humana Inc.	4.625%	12/1/42	110	91
	Humana Inc.	4.950%	10/1/44	270	228
	Humana Inc.	3.950%	8/15/49	40	29
	Humana Inc.	5.500%	3/15/53	200	178
	Humana Inc.	5.750%	4/15/54	125	116
	Illumina Inc.	4.650%	9/9/26	50	50
	Illumina Inc.	2.550%	3/23/31	150	127
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	75	59
	Iowa Health System	3.665%	2/15/50	125	91
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	99
	Johnson & Johnson	2.450%	3/1/26	950	929
	Johnson & Johnson	2.950%	3/3/27	200	194
	Johnson & Johnson	0.950%	9/1/27	300	275
	Johnson & Johnson	2.900%	1/15/28	275	263
	Johnson & Johnson	1.300%	9/1/30	375	314
	Johnson & Johnson	4.950%	5/15/33	150	152
	Johnson & Johnson	4.375%	12/5/33	175	170
	Johnson & Johnson	4.950%	6/1/34	50	50
	Johnson & Johnson	3.550%	3/1/36	175	153
	Johnson & Johnson	3.625%	3/3/37	300	259
	Johnson & Johnson	5.950%	8/15/37	200	215
	Johnson & Johnson	3.400%	1/15/38	150	125
	Johnson & Johnson	2.100%	9/1/40	250	166
	Johnson & Johnson	4.500%	9/1/40	150	140
	Johnson & Johnson	4.850%	5/15/41	75	72
	Johnson & Johnson	4.500%	12/5/43	200	183
	Johnson & Johnson	3.700%	3/1/46	400	315

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	3.750%	3/3/47	250	196
	Johnson & Johnson	2.250%	9/1/50	400	229
	Johnson & Johnson	5.250%	6/1/54	150	147
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	97
	Kaiser Foundation Hospitals	2.810%	6/1/41	250	177
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	217
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	122
	Kaiser Foundation Hospitals	3.266%	11/1/49	175	121
	Kaiser Foundation Hospitals	3.002%	6/1/51	250	162
	Koninklijke Philips NV	6.875%	3/11/38	100	108
	Koninklijke Philips NV	5.000%	3/15/42	150	135
	Laboratory Corp. of America Holdings	1.550%	6/1/26	200	191
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	97
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	113
	Laboratory Corp. of America Holdings	4.350%	4/1/30	100	96
	Laboratory Corp. of America Holdings	2.700%	6/1/31	50	43
	Laboratory Corp. of America Holdings	4.550%	4/1/32	150	143
	Laboratory Corp. of America Holdings	4.800%	10/1/34	150	142
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	167
	Mass General Brigham Inc.	3.342%	7/1/60	250	163
	Mayo Clinic	3.774%	11/15/43	75	59
	Mayo Clinic	4.128%	11/15/52	50	40
	Mayo Clinic	3.196%	11/15/61	250	161
	McKesson Corp.	4.900%	7/15/28	24	24
	McKesson Corp.	4.250%	9/15/29	100	98
	McKesson Corp.	5.100%	7/15/33	100	99
	McLaren Health Care Corp.	4.386%	5/15/48	50	42
[2]	MedStar Health Inc.	3.626%	8/15/49	75	54
	Medtronic Inc.	4.375%	3/15/35	511	479
	Medtronic Inc.	4.625%	3/15/45	244	217
	Memorial Health Services	3.447%	11/1/49	100	71
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	65
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	121
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	100	80
	Merck & Co. Inc.	1.700%	6/10/27	400	375
	Merck & Co. Inc.	4.050%	5/17/28	100	98
	Merck & Co. Inc.	1.900%	12/10/28	400	361
	Merck & Co. Inc.	3.400%	3/7/29	375	356
	Merck & Co. Inc.	4.300%	5/17/30	133	130
	Merck & Co. Inc.	1.450%	6/24/30	210	176
	Merck & Co. Inc.	2.150%	12/10/31	450	376
	Merck & Co. Inc.	4.500%	5/17/33	265	255
	Merck & Co. Inc.	6.500%	12/1/33	125	138
	Merck & Co. Inc.	3.900%	3/7/39	200	169
	Merck & Co. Inc.	3.600%	9/15/42	100	78
	Merck & Co. Inc.	4.150%	5/18/43	200	167
	Merck & Co. Inc.	4.900%	5/17/44	133	123
	Merck & Co. Inc.	3.700%	2/10/45	525	405
	Merck & Co. Inc.	4.000%	3/7/49	300	235
	Merck & Co. Inc.	2.750%	12/10/51	300	181
	Merck & Co. Inc.	5.000%	5/17/53	265	241
	Merck & Co. Inc.	2.900%	12/10/61	375	215
	Merck & Co. Inc.	5.150%	5/17/63	177	161
	Methodist Hospital	2.705%	12/1/50	300	184
[2]	Montefiore Obligated Group	5.246%	11/1/48	150	129
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	75	55
	Mount Sinai Hospital	3.391%	7/1/50	300	180
	MultiCare Health System	2.803%	8/15/50	250	146
	Mylan Inc.	5.400%	11/29/43	100	89
	Mylan Inc.	5.200%	4/15/48	175	145
	New York & Presbyterian Hospital	4.024%	8/1/45	130	106
	New York & Presbyterian Hospital	4.063%	8/1/56	75	59
	New York & Presbyterian Hospital	2.606%	8/1/60	100	55
	New York & Presbyterian Hospital	3.954%	8/1/19	125	85
	Northwell Healthcare Inc.	3.979%	11/1/46	100	76
	Northwell Healthcare Inc.	4.260%	11/1/47	200	160
	Northwell Healthcare Inc.	3.809%	11/1/49	100	74
	Novant Health Inc.	2.637%	11/1/36	250	192
	Novartis Capital Corp.	2.000%	2/14/27	525	499
	Novartis Capital Corp.	3.100%	5/17/27	175	170

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	3.800%	9/18/29	150	144
	Novartis Capital Corp.	2.200%	8/14/30	410	359
	Novartis Capital Corp.	4.000%	9/18/31	100	95
	Novartis Capital Corp.	4.200%	9/18/34	150	139
	Novartis Capital Corp.	3.700%	9/21/42	100	81
	Novartis Capital Corp.	4.400%	5/6/44	375	328
	Novartis Capital Corp.	4.000%	11/20/45	225	184
	Novartis Capital Corp.	2.750%	8/14/50	75	47
	Novartis Capital Corp.	4.700%	9/18/54	125	110
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	10	6
	NYU Langone Hospitals	4.784%	7/1/44	100	90
[2]	NYU Langone Hospitals	4.368%	7/1/47	110	94
	NYU Langone Hospitals	3.380%	7/1/55	200	134
	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	50	39
[2]	OhioHealth Corp.	3.042%	11/15/50	100	67
	Orlando Health Obligated Group	4.089%	10/1/48	50	40
	PeaceHealth Obligated Group	4.787%	11/15/48	75	64
	PeaceHealth Obligated Group	3.218%	11/15/50	200	127
	Pfizer Inc.	2.750%	6/3/26	225	220
	Pfizer Inc.	3.600%	9/15/28	100	97
	Pfizer Inc.	3.450%	3/15/29	375	357
	Pfizer Inc.	2.625%	4/1/30	300	269
	Pfizer Inc.	1.700%	5/28/30	225	191
	Pfizer Inc.	1.750%	8/18/31	200	165
	Pfizer Inc.	4.100%	9/15/38	150	131
	Pfizer Inc.	3.900%	3/15/39	125	106
	Pfizer Inc.	7.200%	3/15/39	425	496
	Pfizer Inc.	2.550%	5/28/40	200	138
	Pfizer Inc.	4.300%	6/15/43	125	106
	Pfizer Inc.	4.400%	5/15/44	200	173
	Pfizer Inc.	4.125%	12/15/46	250	201
	Pfizer Inc.	4.200%	9/15/48	150	122
	Pfizer Inc.	4.000%	3/15/49	175	137
	Pfizer Inc.	2.700%	5/28/50	450	277
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	531	530
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	707	701
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	527	521
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	684	662
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	525	492
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	1,061	994
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	707	648
	Pharmacia LLC	6.600%	12/1/28	175	186
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	48
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	134
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	200	200
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	55
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	56
	Quest Diagnostics Inc.	3.450%	6/1/26	125	123
	Quest Diagnostics Inc.	4.600%	12/15/27	100	100
	Quest Diagnostics Inc.	4.200%	6/30/29	140	136
	Quest Diagnostics Inc.	4.625%	12/15/29	125	123
	Quest Diagnostics Inc.	2.950%	6/30/30	160	144
	Quest Diagnostics Inc.	2.800%	6/30/31	125	108
	Quest Diagnostics Inc.	5.000%	12/15/34	150	146
	Quest Diagnostics Inc.	5.750%	1/30/40	13	12
	Quest Diagnostics Inc.	4.700%	3/30/45	25	22
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	416
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	50	29
	Revvity Inc.	1.900%	9/15/28	250	224
	Revvity Inc.	3.625%	3/15/51	150	102
	Royalty Pharma plc	5.150%	9/2/29	100	100
	Royalty Pharma plc	2.200%	9/2/30	300	255
	Royalty Pharma plc	3.550%	9/2/50	350	232
	Royalty Pharma plc	3.350%	9/2/51	250	159
	Rush Obligated Group	3.922%	11/15/29	75	72
	Sanofi SA	3.625%	6/19/28	225	218
	Seattle Children's Hospital	2.719%	10/1/50	200	124
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	14	14
	Smith & Nephew plc	5.150%	3/20/27	100	101
	Smith & Nephew plc	2.032%	10/14/30	300	251

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Solventum Corp.	5.450%	2/25/27	100	101
[5]	Solventum Corp.	5.400%	3/1/29	150	150
[5]	Solventum Corp.	5.450%	3/13/31	175	175
[5]	Solventum Corp.	5.600%	3/23/34	290	288
[5]	Solventum Corp.	6.000%	5/15/64	50	49
	SSM Health Care Corp.	3.823%	6/1/27	100	98
	SSM Health Care Corp.	4.894%	6/1/28	200	199
	Stanford Health Care	3.795%	11/15/48	75	58
	Stryker Corp.	3.500%	3/15/26	183	181
	Stryker Corp.	3.650%	3/7/28	50	48
	Stryker Corp.	4.250%	9/11/29	150	146
	Stryker Corp.	4.625%	9/11/34	100	95
	Stryker Corp.	4.100%	4/1/43	75	61
	Stryker Corp.	4.375%	5/15/44	50	42
	Stryker Corp.	4.625%	3/15/46	200	173
	Sutter Health	3.695%	8/15/28	75	72
	Sutter Health	5.164%	8/15/33	75	75
	Sutter Health	4.091%	8/15/48	75	60
	Sutter Health	3.361%	8/15/50	125	88
	Sutter Health	5.547%	8/15/53	75	75
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	605	607
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	200	198
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	350	254
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	685	443
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/54	200	193
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	126
	Texas Health Resources	2.328%	11/15/50	300	170
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	100	101
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	200	202
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	200	182
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	150	151
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	832
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	200	199
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	250	176
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	177
	Trinity Health Corp.	4.125%	12/1/45	85	69
	UnitedHealth Group Inc.	3.100%	3/15/26	225	222
	UnitedHealth Group Inc.	4.750%	7/15/26	125	125
	UnitedHealth Group Inc.	3.375%	4/15/27	350	341
	UnitedHealth Group Inc.	3.700%	5/15/27	120	118
	UnitedHealth Group Inc.	2.950%	10/15/27	150	144
	UnitedHealth Group Inc.	5.250%	2/15/28	375	381
	UnitedHealth Group Inc.	3.875%	12/15/28	150	145
	UnitedHealth Group Inc.	4.250%	1/15/29	200	196
	UnitedHealth Group Inc.	2.875%	8/15/29	150	138
	UnitedHealth Group Inc.	4.800%	1/15/30	195	194
	UnitedHealth Group Inc.	2.000%	5/15/30	755	650
	UnitedHealth Group Inc.	4.900%	4/15/31	200	199
	UnitedHealth Group Inc.	2.300%	5/15/31	650	553
	UnitedHealth Group Inc.	4.950%	1/15/32	155	153
	UnitedHealth Group Inc.	4.200%	5/15/32	250	235
	UnitedHealth Group Inc.	5.350%	2/15/33	375	377
	UnitedHealth Group Inc.	4.500%	4/15/33	200	190
	UnitedHealth Group Inc.	5.000%	4/15/34	450	439
	UnitedHealth Group Inc.	5.150%	7/15/34	395	389
	UnitedHealth Group Inc.	4.625%	7/15/35	175	165
	UnitedHealth Group Inc.	6.500%	6/15/37	50	54
	UnitedHealth Group Inc.	6.625%	11/15/37	125	137
	UnitedHealth Group Inc.	6.875%	2/15/38	245	277
	UnitedHealth Group Inc.	3.500%	8/15/39	240	190
	UnitedHealth Group Inc.	2.750%	5/15/40	200	141
	UnitedHealth Group Inc.	5.950%	2/15/41	60	61
	UnitedHealth Group Inc.	3.050%	5/15/41	300	217
	UnitedHealth Group Inc.	4.625%	11/15/41	110	97
	UnitedHealth Group Inc.	4.375%	3/15/42	50	43
	UnitedHealth Group Inc.	3.950%	10/15/42	175	140
	UnitedHealth Group Inc.	4.250%	3/15/43	125	105
	UnitedHealth Group Inc.	5.500%	7/15/44	195	189
	UnitedHealth Group Inc.	4.750%	7/15/45	305	269
	UnitedHealth Group Inc.	4.200%	1/15/47	210	169

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.250%	4/15/47	290	235
	UnitedHealth Group Inc.	4.250%	6/15/48	300	240
	UnitedHealth Group Inc.	4.450%	12/15/48	150	123
	UnitedHealth Group Inc.	3.700%	8/15/49	310	225
	UnitedHealth Group Inc.	3.250%	5/15/51	750	494
	UnitedHealth Group Inc.	4.750%	5/15/52	200	171
	UnitedHealth Group Inc.	5.875%	2/15/53	200	200
	UnitedHealth Group Inc.	5.050%	4/15/53	269	240
	UnitedHealth Group Inc.	5.375%	4/15/54	325	304
	UnitedHealth Group Inc.	5.625%	7/15/54	475	461
	UnitedHealth Group Inc.	3.875%	8/15/59	420	298
	UnitedHealth Group Inc.	3.125%	5/15/60	250	149
	UnitedHealth Group Inc.	6.050%	2/15/63	200	204
	UnitedHealth Group Inc.	5.200%	4/15/63	300	269
	UnitedHealth Group Inc.	5.500%	4/15/64	200	187
	UnitedHealth Group Inc.	5.750%	7/15/64	320	311
	Universal Health Services Inc.	4.625%	10/15/29	100	96
	Universal Health Services Inc.	2.650%	10/15/30	300	258
	Universal Health Services Inc.	5.050%	10/15/34	75	70
	UPMC	5.035%	5/15/33	150	148
	Utah Acquisition Sub Inc.	3.950%	6/15/26	536	528
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	189
	Viatris Inc.	2.300%	6/22/27	175	164
	Viatris Inc.	4.000%	6/22/50	375	255
	WakeMed	3.286%	10/1/52	200	137
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	50	43
	Wyeth LLC	6.500%	2/1/34	150	163
	Wyeth LLC	6.000%	2/15/36	85	90
	Wyeth LLC	5.950%	4/1/37	385	402
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	250	246
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	350	299
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	22	22
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	50
	Zoetis Inc.	3.000%	9/12/27	150	144
	Zoetis Inc.	3.900%	8/20/28	100	97
	Zoetis Inc.	2.000%	5/15/30	150	129
	Zoetis Inc.	5.600%	11/16/32	250	257
	Zoetis Inc.	4.700%	2/1/43	175	155
	Zoetis Inc.	3.950%	9/12/47	150	116
	Zoetis Inc.	4.450%	8/20/48	75	62
					133,384
Industrials (1.9%)
	3M Co.	2.250%	9/19/26	150	144
	3M Co.	2.875%	10/15/27	125	120
	3M Co.	3.375%	3/1/29	150	141
	3M Co.	2.375%	8/26/29	360	323
	3M Co.	3.125%	9/19/46	75	51
	3M Co.	3.625%	10/15/47	100	73
	3M Co.	4.000%	9/14/48	150	118
	3M Co.	3.250%	8/26/49	320	217
	3M Co.	3.700%	4/15/50	125	92
	AGCO Corp.	5.450%	3/21/27	70	71
	AGCO Corp.	5.800%	3/21/34	125	126
	Allegion plc	3.500%	10/1/29	75	70
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	169
	Allegion US Holding Co. Inc.	5.600%	5/29/34	130	131
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/36	317	274
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	33	32
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	93	89
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	94	87
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	32	30
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	38	34
	Amphenol Corp.	5.050%	4/5/27	50	50
	Amphenol Corp.	4.350%	6/1/29	100	98
	Amphenol Corp.	2.800%	2/15/30	275	249
	Amphenol Corp.	2.200%	9/15/31	100	84
	Amphenol Corp.	5.250%	4/5/34	200	201
	Amphenol Corp.	5.000%	1/15/35	150	146
	Amphenol Corp.	5.375%	11/15/54	50	48

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Automatic Data Processing Inc.	1.700%	5/15/28	200	183
Automatic Data Processing Inc.	1.250%	9/1/30	400	332
Automatic Data Processing Inc.	4.450%	9/9/34	150	143
Block Financial LLC	3.875%	8/15/30	200	185
BNSF Funding Trust I	6.613%	12/15/55	65	65
Boeing Co.	2.196%	2/4/26	1,200	1,163
Boeing Co.	3.100%	5/1/26	100	97
Boeing Co.	2.250%	6/15/26	50	48
Boeing Co.	2.700%	2/1/27	195	186
Boeing Co.	2.800%	3/1/27	50	48
Boeing Co.	5.040%	5/1/27	360	361
Boeing Co.	6.259%	5/1/27	200	205
Boeing Co.	3.250%	3/1/28	100	94
Boeing Co.	3.450%	11/1/28	250	234
Boeing Co.	3.200%	3/1/29	200	184
Boeing Co.	6.298%	5/1/29	605	627
Boeing Co.	2.950%	2/1/30	190	169
Boeing Co.	5.150%	5/1/30	907	895
Boeing Co.	6.388%	5/1/31	200	209
Boeing Co.	6.125%	2/15/33	75	77
Boeing Co.	3.600%	5/1/34	150	126
Boeing Co.	6.528%	5/1/34	450	471
Boeing Co.	3.250%	2/1/35	190	151
Boeing Co.	6.625%	2/15/38	50	52
Boeing Co.	3.550%	3/1/38	50	38
Boeing Co.	3.500%	3/1/39	75	56
Boeing Co.	6.875%	3/15/39	100	105
Boeing Co.	5.875%	2/15/40	75	72
Boeing Co.	5.705%	5/1/40	640	609
Boeing Co.	3.375%	6/15/46	75	48
Boeing Co.	3.650%	3/1/47	55	37
Boeing Co.	3.625%	3/1/48	75	50
Boeing Co.	3.850%	11/1/48	60	41
Boeing Co.	3.900%	5/1/49	100	69
Boeing Co.	3.750%	2/1/50	250	170
Boeing Co.	5.805%	5/1/50	980	909
Boeing Co.	6.858%	5/1/54	450	478
Boeing Co.	3.950%	8/1/59	75	50
Boeing Co.	5.930%	5/1/60	550	506
Boeing Co.	7.008%	5/1/64	275	292
Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	219
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	134
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	118
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	245
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	217
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	173
Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	152
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	119
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	91
Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	217
Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	103
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	66
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	117
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	101
Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	298
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	161
Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	289
Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	131
Burlington Northern Santa Fe LLC	2.875%	6/15/52	200	124
Burlington Northern Santa Fe LLC	4.450%	1/15/53	175	146
Burlington Northern Santa Fe LLC	5.200%	4/15/54	325	306
Burlington Northern Santa Fe LLC	5.500%	3/15/55	425	417
Canadian National Railway Co.	6.250%	8/1/34	75	81
Canadian National Railway Co.	6.200%	6/1/36	75	80
Canadian National Railway Co.	6.375%	11/15/37	100	109
Canadian National Railway Co.	3.200%	8/2/46	100	70
Canadian National Railway Co.	2.450%	5/1/50	105	61
Canadian Pacific Railway Co.	2.875%	11/15/29	100	91
Canadian Pacific Railway Co.	2.050%	3/5/30	200	174
Canadian Pacific Railway Co.	7.125%	10/15/31	100	111

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Pacific Railway Co.	2.450%	12/2/31	350	299
	Canadian Pacific Railway Co.	5.950%	5/15/37	80	83
	Canadian Pacific Railway Co.	3.000%	12/2/41	178	129
	Canadian Pacific Railway Co.	4.300%	5/15/43	75	63
	Canadian Pacific Railway Co.	4.950%	8/15/45	125	113
	Canadian Pacific Railway Co.	4.700%	5/1/48	175	152
	Canadian Pacific Railway Co.	3.500%	5/1/50	100	71
	Canadian Pacific Railway Co.	3.100%	12/2/51	500	325
	Canadian Pacific Railway Co.	6.125%	9/15/15	120	120
	Carrier Global Corp.	2.493%	2/15/27	250	239
	Carrier Global Corp.	2.722%	2/15/30	355	317
	Carrier Global Corp.	2.700%	2/15/31	85	74
	Carrier Global Corp.	5.900%	3/15/34	145	150
	Carrier Global Corp.	3.377%	4/5/40	300	231
	Carrier Global Corp.	3.577%	4/5/50	126	90
	Carrier Global Corp.	6.200%	3/15/54	159	168
	Caterpillar Financial Services Corp.	0.900%	3/2/26	300	288
	Caterpillar Financial Services Corp.	4.350%	5/15/26	200	200
	Caterpillar Financial Services Corp.	2.400%	8/9/26	100	97
	Caterpillar Financial Services Corp.	1.150%	9/14/26	200	189
	Caterpillar Financial Services Corp.	4.450%	10/16/26	200	200
	Caterpillar Financial Services Corp.	1.700%	1/8/27	200	189
	Caterpillar Financial Services Corp.	3.600%	8/12/27	300	293
	Caterpillar Financial Services Corp.	4.400%	10/15/27	175	174
	Caterpillar Financial Services Corp.	4.600%	11/15/27	150	150
	Caterpillar Financial Services Corp.	4.700%	11/15/29	150	149
	Caterpillar Inc.	2.600%	9/19/29	200	182
	Caterpillar Inc.	2.600%	4/9/30	120	108
	Caterpillar Inc.	6.050%	8/15/36	100	108
	Caterpillar Inc.	3.803%	8/15/42	243	197
	Caterpillar Inc.	3.250%	9/19/49	200	139
	Caterpillar Inc.	3.250%	4/9/50	200	138
	Caterpillar Inc.	4.750%	5/15/64	100	86
	Cintas Corp. No. 2	3.700%	4/1/27	175	171
	Cintas Corp. No. 2	4.000%	5/1/32	150	140
	CNH Industrial Capital LLC	1.450%	7/15/26	200	190
	CNH Industrial Capital LLC	4.500%	10/8/27	100	99
	CNH Industrial Capital LLC	5.100%	4/20/29	265	265
	CNH Industrial NV	3.850%	11/15/27	100	98
	CSX Corp.	3.250%	6/1/27	150	145
	CSX Corp.	3.800%	3/1/28	350	340
	CSX Corp.	4.250%	3/15/29	200	196
	CSX Corp.	2.400%	2/15/30	172	152
	CSX Corp.	4.100%	11/15/32	187	175
	CSX Corp.	5.200%	11/15/33	100	100
	CSX Corp.	6.220%	4/30/40	152	162
	CSX Corp.	5.500%	4/15/41	225	223
	CSX Corp.	4.750%	5/30/42	210	189
	CSX Corp.	4.100%	3/15/44	150	123
	CSX Corp.	3.800%	11/1/46	140	107
	CSX Corp.	4.300%	3/1/48	250	206
	CSX Corp.	4.750%	11/15/48	70	62
	CSX Corp.	4.500%	3/15/49	125	106
	CSX Corp.	3.350%	9/15/49	265	184
	CSX Corp.	4.500%	11/15/52	162	136
	CSX Corp.	4.500%	8/1/54	25	21
	CSX Corp.	4.250%	11/1/66	150	113
	CSX Corp.	4.650%	3/1/68	75	61
	Cummins Inc.	4.900%	2/20/29	100	101
	Cummins Inc.	5.150%	2/20/34	200	200
	Cummins Inc.	2.600%	9/1/50	200	119
	Cummins Inc.	5.450%	2/20/54	200	194
	Deere & Co.	5.375%	10/16/29	125	129
	Deere & Co.	7.125%	3/3/31	100	113
	Deere & Co.	3.900%	6/9/42	250	208
	Deere & Co.	2.875%	9/7/49	200	131
	Deere & Co.	3.750%	4/15/50	175	134
[2]	Delta Air Lines Pass Through Trust Class AA Series 2020-1	2.000%	12/10/29	110	101
	Dover Corp.	2.950%	11/4/29	75	68
	Eaton Corp.	3.103%	9/15/27	128	123

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eaton Corp.	4.150%	3/15/33	236	222
	Eaton Corp.	4.150%	11/2/42	150	126
	Eaton Corp.	4.700%	8/23/52	228	200
	Emerson Electric Co.	0.875%	10/15/26	475	446
	Emerson Electric Co.	2.000%	12/21/28	200	180
	Emerson Electric Co.	1.950%	10/15/30	100	86
	Emerson Electric Co.	2.200%	12/21/31	200	168
	Emerson Electric Co.	2.750%	10/15/50	150	93
	Emerson Electric Co.	2.800%	12/21/51	200	123
	FedEx Corp.	3.250%	4/1/26	100	98
	FedEx Corp.	4.250%	5/15/30	100	97
	FedEx Corp.	3.900%	2/1/35	200	177
	FedEx Corp.	4.100%	4/15/43	75	59
	FedEx Corp.	4.100%	2/1/45	125	98
	FedEx Corp.	4.750%	11/15/45	250	214
	FedEx Corp.	4.550%	4/1/46	225	187
	FedEx Corp.	4.400%	1/15/47	125	101
	FedEx Corp.	4.050%	2/15/48	200	153
	FedEx Corp.	4.950%	10/17/48	150	131
	FedEx Corp.	5.250%	5/15/50	250	228
[2]	FedEx Corp. Pass Through Trust Class AA Series 2020-1	1.875%	8/20/35	393	327
	Fortive Corp.	3.150%	6/15/26	150	147
	Fortive Corp.	4.300%	6/15/46	100	81
	General Dynamics Corp.	3.500%	4/1/27	100	98
	General Dynamics Corp.	2.625%	11/15/27	200	190
	General Dynamics Corp.	3.750%	5/15/28	200	194
	General Dynamics Corp.	3.625%	4/1/30	200	189
	General Dynamics Corp.	4.250%	4/1/40	150	131
	General Dynamics Corp.	3.600%	11/15/42	100	78
	General Electric Co.	6.750%	3/15/32	240	263
	General Electric Co.	5.875%	1/14/38	560	577
	GXO Logistics Inc.	2.650%	7/15/31	250	210
	GXO Logistics Inc.	6.500%	5/6/34	90	92
	HEICO Corp.	5.350%	8/1/33	140	140
	Hexcel Corp.	4.200%	2/15/27	72	70
	Honeywell International Inc.	2.500%	11/1/26	50	48
	Honeywell International Inc.	1.100%	3/1/27	250	233
	Honeywell International Inc.	4.650%	7/30/27	105	105
	Honeywell International Inc.	4.950%	2/15/28	90	91
	Honeywell International Inc.	4.250%	1/15/29	200	197
	Honeywell International Inc.	2.700%	8/15/29	100	92
	Honeywell International Inc.	4.700%	2/1/30	165	164
	Honeywell International Inc.	1.950%	6/1/30	1,000	862
	Honeywell International Inc.	1.750%	9/1/31	250	205
	Honeywell International Inc.	4.750%	2/1/32	200	197
	Honeywell International Inc.	5.000%	2/15/33	197	196
	Honeywell International Inc.	4.500%	1/15/34	200	191
	Honeywell International Inc.	5.000%	3/1/35	210	206
	Honeywell International Inc.	5.700%	3/15/37	200	205
	Honeywell International Inc.	5.375%	3/1/41	150	148
	Honeywell International Inc.	5.250%	3/1/54	315	295
	Honeywell International Inc.	5.350%	3/1/64	200	187
	Howmet Aerospace Inc.	3.000%	1/15/29	275	255
	Howmet Aerospace Inc.	4.850%	10/15/31	100	98
	Howmet Aerospace Inc.	5.950%	2/1/37	100	103
	Hubbell Inc.	3.350%	3/1/26	75	74
	Hubbell Inc.	3.150%	8/15/27	50	48
	Hubbell Inc.	3.500%	2/15/28	175	168
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	100	96
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	180
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	200	200
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	189
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	110	110
	IDEX Corp.	4.950%	9/1/29	85	85
	IDEX Corp.	3.000%	5/1/30	75	68
	Illinois Tool Works Inc.	2.650%	11/15/26	300	291
	Illinois Tool Works Inc.	4.875%	9/15/41	75	70
	Illinois Tool Works Inc.	3.900%	9/1/42	250	204
	Ingersoll Rand Inc.	5.197%	6/15/27	200	202
	Ingersoll Rand Inc.	5.400%	8/14/28	100	102

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ingersoll Rand Inc.	5.176%	6/15/29	200	202
	Ingersoll Rand Inc.	5.700%	8/14/33	200	204
	Ingersoll Rand Inc.	5.450%	6/15/34	200	201
	Ingersoll Rand Inc.	5.700%	6/15/54	60	59
	JB Hunt Transport Services Inc.	3.875%	3/1/26	200	198
[2]	JetBlue Pass Through Trust Class A Series 2020-1	4.000%	5/15/34	111	104
[2]	JetBlue Pass Through Trust Class AA Series 2019-1	2.750%	11/15/33	115	100
	John Deere Capital Corp.	4.800%	1/9/26	200	201
	John Deere Capital Corp.	0.700%	1/15/26	300	288
	John Deere Capital Corp.	4.950%	3/6/26	450	452
	John Deere Capital Corp.	2.650%	6/10/26	100	97
	John Deere Capital Corp.	1.050%	6/17/26	200	190
	John Deere Capital Corp.	5.150%	9/8/26	200	203
	John Deere Capital Corp.	2.250%	9/14/26	125	120
	John Deere Capital Corp.	4.850%	3/5/27	450	453
	John Deere Capital Corp.	2.350%	3/8/27	200	191
	John Deere Capital Corp.	4.900%	6/11/27	171	172
	John Deere Capital Corp.	2.800%	9/8/27	150	144
	John Deere Capital Corp.	4.150%	9/15/27	200	198
	John Deere Capital Corp.	3.050%	1/6/28	100	96
	John Deere Capital Corp.	4.750%	1/20/28	200	201
	John Deere Capital Corp.	4.950%	7/14/28	200	202
	John Deere Capital Corp.	3.450%	3/7/29	50	48
	John Deere Capital Corp.	4.850%	6/11/29	119	119
	John Deere Capital Corp.	2.800%	7/18/29	150	138
	John Deere Capital Corp.	2.450%	1/9/30	325	292
	John Deere Capital Corp.	4.900%	3/7/31	450	449
	John Deere Capital Corp.	4.400%	9/8/31	750	726
	John Deere Capital Corp.	5.150%	9/8/33	300	301
	John Deere Capital Corp.	5.100%	4/11/34	175	175
	John Deere Capital Corp.	5.050%	6/12/34	200	199
	Johnson Controls International plc	3.900%	2/14/26	37	37
	Johnson Controls International plc	6.000%	1/15/36	39	41
	Johnson Controls International plc	4.625%	7/2/44	175	150
	Johnson Controls International plc	4.500%	2/15/47	100	83
	Johnson Controls International plc	4.950%	7/2/64	72	61
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	5.500%	4/19/29	125	127
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/32	122	119
	Kennametal Inc.	4.625%	6/15/28	120	118
	Keysight Technologies Inc.	4.600%	4/6/27	125	124
	Keysight Technologies Inc.	3.000%	10/30/29	200	182
	Keysight Technologies Inc.	4.950%	10/15/34	50	48
	Kirby Corp.	4.200%	3/1/28	300	290
	L3Harris Technologies Inc.	3.850%	12/15/26	50	49
	L3Harris Technologies Inc.	5.400%	1/15/27	200	202
	L3Harris Technologies Inc.	4.400%	6/15/28	175	172
	L3Harris Technologies Inc.	5.050%	6/1/29	130	130
	L3Harris Technologies Inc.	5.250%	6/1/31	130	130
	L3Harris Technologies Inc.	5.400%	7/31/33	260	259
	L3Harris Technologies Inc.	5.350%	6/1/34	130	130
	L3Harris Technologies Inc.	4.854%	4/27/35	100	95
	L3Harris Technologies Inc.	5.054%	4/27/45	100	91
	L3Harris Technologies Inc.	5.600%	7/31/53	175	169
	L3Harris Technologies Inc.	5.500%	8/15/54	100	96
	Lennox International Inc.	1.700%	8/1/27	50	46
	Lockheed Martin Corp.	3.550%	1/15/26	190	188
	Lockheed Martin Corp.	5.100%	11/15/27	250	254
	Lockheed Martin Corp.	4.450%	5/15/28	100	99
	Lockheed Martin Corp.	4.700%	12/15/31	150	148
	Lockheed Martin Corp.	3.900%	6/15/32	100	93
	Lockheed Martin Corp.	5.250%	1/15/33	250	253
	Lockheed Martin Corp.	3.600%	3/1/35	150	132
	Lockheed Martin Corp.	4.500%	5/15/36	100	94
	Lockheed Martin Corp.	6.150%	9/1/36	300	324
	Lockheed Martin Corp.	4.070%	12/15/42	270	225
	Lockheed Martin Corp.	3.800%	3/1/45	150	118
	Lockheed Martin Corp.	4.700%	5/15/46	275	245
	Lockheed Martin Corp.	4.090%	9/15/52	331	262
	Lockheed Martin Corp.	4.150%	6/15/53	250	199
	Lockheed Martin Corp.	5.700%	11/15/54	250	254

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Lockheed Martin Corp.	5.200%	2/15/55	215	203
Lockheed Martin Corp.	4.300%	6/15/62	125	99
Lockheed Martin Corp.	5.900%	11/15/63	134	139
MasTec Inc.	5.900%	6/15/29	100	102
Nordson Corp.	5.600%	9/15/28	60	61
Nordson Corp.	4.500%	12/15/29	200	195
Nordson Corp.	5.800%	9/15/33	79	81
Norfolk Southern Corp.	2.900%	6/15/26	310	303
Norfolk Southern Corp.	7.800%	5/15/27	60	64
Norfolk Southern Corp.	3.150%	6/1/27	125	121
Norfolk Southern Corp.	3.800%	8/1/28	113	109
Norfolk Southern Corp.	2.550%	11/1/29	200	180
Norfolk Southern Corp.	5.050%	8/1/30	550	555
Norfolk Southern Corp.	3.000%	3/15/32	200	174
Norfolk Southern Corp.	4.837%	10/1/41	113	103
Norfolk Southern Corp.	3.950%	10/1/42	100	80
Norfolk Southern Corp.	4.450%	6/15/45	75	63
Norfolk Southern Corp.	4.650%	1/15/46	75	65
Norfolk Southern Corp.	3.942%	11/1/47	135	104
Norfolk Southern Corp.	4.150%	2/28/48	125	100
Norfolk Southern Corp.	4.100%	5/15/49	73	57
Norfolk Southern Corp.	3.400%	11/1/49	75	52
Norfolk Southern Corp.	3.050%	5/15/50	350	226
Norfolk Southern Corp.	2.900%	8/25/51	105	65
Norfolk Southern Corp.	4.050%	8/15/52	239	183
Norfolk Southern Corp.	4.550%	6/1/53	135	113
Norfolk Southern Corp.	5.350%	8/1/54	200	190
Norfolk Southern Corp.	3.155%	5/15/55	438	276
Norfolk Southern Corp.	5.950%	3/15/64	110	113
Norfolk Southern Corp.	5.100%	8/1/18	60	51
Norfolk Southern Corp.	4.100%	5/15/21	100	69
Northrop Grumman Corp.	3.200%	2/1/27	150	146
Northrop Grumman Corp.	3.250%	1/15/28	100	96
Northrop Grumman Corp.	4.600%	2/1/29	100	99
Northrop Grumman Corp.	4.400%	5/1/30	290	282
Northrop Grumman Corp.	4.700%	3/15/33	100	97
Northrop Grumman Corp.	4.900%	6/1/34	150	146
Northrop Grumman Corp.	5.150%	5/1/40	90	86
Northrop Grumman Corp.	5.050%	11/15/40	150	141
Northrop Grumman Corp.	4.750%	6/1/43	275	246
Northrop Grumman Corp.	4.030%	10/15/47	380	299
Northrop Grumman Corp.	5.250%	5/1/50	135	126
Northrop Grumman Corp.	4.950%	3/15/53	100	89
Northrop Grumman Corp.	5.200%	6/1/54	200	186
nVent Finance Sarl	5.650%	5/15/33	100	100
Nvent Finance Sarl	4.550%	4/15/28	100	99
Oshkosh Corp.	4.600%	5/15/28	185	183
Oshkosh Corp.	3.100%	3/1/30	60	55
Otis Worldwide Corp.	2.293%	4/5/27	200	190
Otis Worldwide Corp.	5.250%	8/16/28	150	152
Otis Worldwide Corp.	2.565%	2/15/30	300	267
Otis Worldwide Corp.	5.125%	11/19/31	50	50
Otis Worldwide Corp.	3.112%	2/15/40	125	93
Otis Worldwide Corp.	3.362%	2/15/50	150	103
PACCAR Financial Corp.	4.500%	11/25/26	250	250
PACCAR Financial Corp.	5.000%	5/13/27	400	404
PACCAR Financial Corp.	4.450%	8/6/27	300	300
PACCAR Financial Corp.	4.000%	9/26/29	250	242
Parker-Hannifin Corp.	3.250%	3/1/27	125	121
Parker-Hannifin Corp.	4.250%	9/15/27	215	213
Parker-Hannifin Corp.	3.250%	6/14/29	75	70
Parker-Hannifin Corp.	6.250%	5/15/38	150	160
Parker-Hannifin Corp.	4.450%	11/21/44	200	171
Parker-Hannifin Corp.	4.000%	6/14/49	215	168
Precision Castparts Corp.	4.375%	6/15/45	200	170
Quanta Services Inc.	4.750%	8/9/27	400	399
Quanta Services Inc.	2.900%	10/1/30	400	357
Quanta Services Inc.	5.250%	8/9/34	200	196
Regal Rexnord Corp.	6.050%	2/15/26	100	101
Regal Rexnord Corp.	6.050%	4/15/28	250	254

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Regal Rexnord Corp.	6.300%	2/15/30	200	206
Regal Rexnord Corp.	6.400%	4/15/33	225	232
RELX Capital Inc.	4.000%	3/18/29	100	97
RELX Capital Inc.	3.000%	5/22/30	150	136
RELX Capital Inc.	4.750%	5/20/32	100	97
Republic Services Inc.	5.000%	11/15/29	125	126
Republic Services Inc.	1.750%	2/15/32	135	108
Republic Services Inc.	2.375%	3/15/33	125	101
Republic Services Inc.	5.000%	12/15/33	115	113
Republic Services Inc.	5.000%	4/1/34	145	141
Republic Services Inc.	6.200%	3/1/40	75	80
Republic Services Inc.	5.700%	5/15/41	100	100
Republic Services Inc.	3.050%	3/1/50	70	47
Rockwell Automation Inc.	3.500%	3/1/29	100	95
Rockwell Automation Inc.	2.800%	8/15/61	200	112
RTX Corp.	5.750%	11/8/26	225	229
RTX Corp.	3.500%	3/15/27	300	292
RTX Corp.	3.125%	5/4/27	225	217
RTX Corp.	7.200%	8/15/27	25	27
RTX Corp.	4.125%	11/16/28	537	523
RTX Corp.	2.250%	7/1/30	300	261
RTX Corp.	1.900%	9/1/31	200	163
RTX Corp.	2.375%	3/15/32	200	166
RTX Corp.	5.150%	2/27/33	200	198
RTX Corp.	6.100%	3/15/34	197	207
RTX Corp.	5.400%	5/1/35	150	150
RTX Corp.	6.050%	6/1/36	100	104
RTX Corp.	6.125%	7/15/38	50	52
RTX Corp.	4.450%	11/16/38	175	156
RTX Corp.	4.700%	12/15/41	50	44
RTX Corp.	4.500%	6/1/42	675	584
RTX Corp.	4.800%	12/15/43	65	58
RTX Corp.	4.150%	5/15/45	200	161
RTX Corp.	3.750%	11/1/46	200	151
RTX Corp.	4.350%	4/15/47	250	205
RTX Corp.	4.050%	5/4/47	107	84
RTX Corp.	4.625%	11/16/48	350	297
RTX Corp.	3.125%	7/1/50	179	117
RTX Corp.	2.820%	9/1/51	200	121
RTX Corp.	3.030%	3/15/52	200	126
RTX Corp.	5.375%	2/27/53	200	189
RTX Corp.	6.400%	3/15/54	314	341
Ryder System Inc.	2.900%	12/1/26	100	96
Ryder System Inc.	5.300%	3/15/27	100	101
Ryder System Inc.	5.650%	3/1/28	100	102
Ryder System Inc.	5.250%	6/1/28	200	202
Ryder System Inc.	5.375%	3/15/29	300	303
Ryder System Inc.	4.900%	12/1/29	50	50
Ryder System Inc.	6.600%	12/1/33	300	324
Snap-on Inc.	3.250%	3/1/27	50	49
Snap-on Inc.	4.100%	3/1/48	75	60
Snap-on Inc.	3.100%	5/1/50	75	50
Southwest Airlines Co.	3.000%	11/15/26	100	97
Southwest Airlines Co.	5.125%	6/15/27	245	246
Southwest Airlines Co.	3.450%	11/16/27	50	48
Southwest Airlines Co.	2.625%	2/10/30	100	88
Stanley Black & Decker Inc.	3.400%	3/1/26	100	98
Stanley Black & Decker Inc.	5.200%	9/1/40	75	71
Stanley Black & Decker Inc.	4.850%	11/15/48	90	77
Stanley Black & Decker Inc.	2.750%	11/15/50	135	77
Textron Inc.	4.000%	3/15/26	200	198
Textron Inc.	3.650%	3/15/27	250	243
Textron Inc.	3.900%	9/17/29	225	214
Textron Inc.	6.100%	11/15/33	50	52
Thomson Reuters Corp.	5.500%	8/15/35	75	75
Thomson Reuters Corp.	5.850%	4/15/40	100	101
Timken Co.	4.500%	12/15/28	25	25
Trane Technologies Financing Ltd.	3.500%	3/21/26	75	74
Trane Technologies Financing Ltd.	3.800%	3/21/29	225	216
Trane Technologies Financing Ltd.	5.250%	3/3/33	200	201

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trane Technologies Financing Ltd.	4.500%	3/21/49	75	64
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	125	126
	Trimble Inc.	4.900%	6/15/28	50	50
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/32	104	88
	Tyco Electronics Group SA	3.125%	8/15/27	200	192
	Tyco Electronics Group SA	2.500%	2/4/32	200	170
	Tyco Electronics Group SA	7.125%	10/1/37	125	142
	Union Pacific Corp.	2.750%	3/1/26	75	73
	Union Pacific Corp.	2.150%	2/5/27	513	489
	Union Pacific Corp.	2.400%	2/5/30	200	178
	Union Pacific Corp.	2.800%	2/14/32	100	87
	Union Pacific Corp.	3.375%	2/1/35	100	87
	Union Pacific Corp.	2.891%	4/6/36	500	403
	Union Pacific Corp.	3.600%	9/15/37	90	75
	Union Pacific Corp.	3.250%	2/5/50	200	136
	Union Pacific Corp.	2.950%	3/10/52	250	158
	Union Pacific Corp.	4.950%	9/9/52	110	101
	Union Pacific Corp.	3.500%	2/14/53	600	422
	Union Pacific Corp.	3.950%	8/15/59	100	73
	Union Pacific Corp.	3.839%	3/20/60	386	276
	Union Pacific Corp.	2.973%	9/16/62	325	187
	Union Pacific Corp.	3.799%	4/6/71	260	176
[2]	United Airlines Class A Series 2019-2 Pass Through Trust	2.700%	11/1/33	78	69
[2]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	314	321
[2]	United Airlines Class A Series 2023-1 Pass Through Trust	5.800%	7/15/37	220	224
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	126	120
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	48	45
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	136	130
	United Airlines Class AA Series 2024-1 Pass Through Trust	5.450%	8/15/38	400	397
[2]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	160	160
[2]	United Airlines Class B Series 2020-1 Pass Through Trust	4.000%	10/11/27	48	48
	United Parcel Service Inc.	2.400%	11/15/26	399	385
	United Parcel Service Inc.	3.400%	3/15/29	100	95
	United Parcel Service Inc.	2.500%	9/1/29	100	91
	United Parcel Service Inc.	4.875%	3/3/33	200	198
	United Parcel Service Inc.	5.150%	5/22/34	200	199
	United Parcel Service Inc.	6.200%	1/15/38	173	185
	United Parcel Service Inc.	5.200%	4/1/40	255	248
	United Parcel Service Inc.	4.875%	11/15/40	75	70
	United Parcel Service Inc.	3.625%	10/1/42	100	78
	United Parcel Service Inc.	4.250%	3/15/49	125	102
	United Parcel Service Inc.	3.400%	9/1/49	200	141
	United Parcel Service Inc.	5.300%	4/1/50	300	287
	United Parcel Service Inc.	5.050%	3/3/53	100	91
	United Parcel Service Inc.	5.500%	5/22/54	200	195
	United Parcel Service Inc.	5.600%	5/22/64	105	102
	Valmont Industries Inc.	5.000%	10/1/44	150	135
	Valmont Industries Inc.	5.250%	10/1/54	75	69
	Veralto Corp.	5.500%	9/18/26	125	126
	Veralto Corp.	5.350%	9/18/28	125	127
	Veralto Corp.	5.450%	9/18/33	125	125
	Vontier Corp.	1.800%	4/1/26	90	86
	Vontier Corp.	2.400%	4/1/28	85	77
	Vontier Corp.	2.950%	4/1/31	105	90
	Waste Connections Inc.	4.250%	12/1/28	51	50
	Waste Connections Inc.	3.500%	5/1/29	200	189
	Waste Connections Inc.	2.600%	2/1/30	139	124
	Waste Connections Inc.	3.200%	6/1/32	300	263
	Waste Connections Inc.	4.200%	1/15/33	132	123
	Waste Connections Inc.	3.050%	4/1/50	75	48
	Waste Connections Inc.	2.950%	1/15/52	200	124
	Waste Management Inc.	4.950%	7/3/27	200	202
	Waste Management Inc.	3.150%	11/15/27	125	120
	Waste Management Inc.	4.500%	3/15/28	200	199
	Waste Management Inc.	4.875%	2/15/29	200	201
	Waste Management Inc.	4.650%	3/15/30	400	395
	Waste Management Inc.	1.500%	3/15/31	200	163
	Waste Management Inc.	4.950%	7/3/31	175	175
	Waste Management Inc.	4.800%	3/15/32	350	344
	Waste Management Inc.	4.625%	2/15/33	88	85

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Management Inc.	4.875%	2/15/34	200	196
	Waste Management Inc.	4.950%	3/15/35	200	194
	Waste Management Inc.	2.950%	6/1/41	200	145
	Waste Management Inc.	2.500%	11/15/50	200	116
	Waste Management Inc.	5.350%	10/15/54	115	110
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	175	173
	WW Grainger Inc.	4.600%	6/15/45	160	143
	WW Grainger Inc.	3.750%	5/15/46	75	58
	WW Grainger Inc.	4.200%	5/15/47	75	62
	Xylem Inc.	3.250%	11/1/26	100	97
	Xylem Inc.	1.950%	1/30/28	100	92
	Xylem Inc.	2.250%	1/30/31	100	85
	Xylem Inc.	4.375%	11/1/46	100	82
					88,101
Materials (0.8%)
	Air Products & Chemicals Inc.	4.600%	2/8/29	225	224
	Air Products & Chemicals Inc.	2.050%	5/15/30	200	174
	Air Products & Chemicals Inc.	4.850%	2/8/34	265	259
	Air Products & Chemicals Inc.	2.700%	5/15/40	200	142
	Air Products & Chemicals Inc.	2.800%	5/15/50	200	125
	Albemarle Corp.	5.450%	12/1/44	75	67
	Albemarle Corp.	5.650%	6/1/52	100	86
	Amcor Finance USA Inc.	5.625%	5/26/33	123	124
	Amcor Flexibles North America Inc.	2.630%	6/19/30	125	109
	Amcor Flexibles North America Inc.	2.690%	5/25/31	200	172
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	200	184
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	181
	ArcelorMittal SA	4.550%	3/11/26	100	99
	ArcelorMittal SA	6.550%	11/29/27	200	208
	ArcelorMittal SA	4.250%	7/16/29	100	97
	ArcelorMittal SA	6.800%	11/29/32	180	192
	ArcelorMittal SA	7.000%	10/15/39	100	106
	ArcelorMittal SA	6.750%	3/1/41	135	139
	ArcelorMittal SA	6.350%	6/17/54	85	84
	Avery Dennison Corp.	4.875%	12/6/28	75	75
	Avery Dennison Corp.	5.750%	3/15/33	190	195
	Barrick Gold Corp.	6.450%	10/15/35	75	80
	Barrick North America Finance LLC	5.700%	5/30/41	350	343
	Barrick North America Finance LLC	5.750%	5/1/43	150	148
	Berry Global Inc.	1.570%	1/15/26	400	386
	Berry Global Inc.	5.500%	4/15/28	540	545
[5]	Berry Global Inc.	5.800%	6/15/31	200	204
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	200	200
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	200	200
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	200	202
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	440	411
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	140	137
	Cabot Corp.	4.000%	7/1/29	55	53
	Carlisle Cos. Inc.	3.750%	12/1/27	125	122
	Carlisle Cos. Inc.	2.750%	3/1/30	150	134
	Carlisle Cos. Inc.	2.200%	3/1/32	100	82
	Celanese US Holdings LLC	6.165%	7/15/27	400	406
	Celanese US Holdings LLC	6.600%	11/15/28	175	179
	Celanese US Holdings LLC	6.330%	7/15/29	200	204
	Celanese US Holdings LLC	6.800%	11/15/30	150	155
	Celanese US Holdings LLC	6.379%	7/15/32	200	203
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	178
	CF Industries Inc.	5.150%	3/15/34	200	194
	CF Industries Inc.	4.950%	6/1/43	150	132
	CF Industries Inc.	5.375%	3/15/44	100	93
	CRH America Finance Inc.	5.400%	5/21/34	200	200
	CRH SMW Finance DAC	5.200%	5/21/29	200	201
	Dow Chemical Co.	4.800%	11/30/28	225	224
	Dow Chemical Co.	2.100%	11/15/30	400	339
	Dow Chemical Co.	5.150%	2/15/34	175	171
	Dow Chemical Co.	4.250%	10/1/34	106	96
	Dow Chemical Co.	9.400%	5/15/39	203	268
	Dow Chemical Co.	5.250%	11/15/41	100	92
	Dow Chemical Co.	4.625%	10/1/44	200	168

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dow Chemical Co.	5.550%	11/30/48	100	93
Dow Chemical Co.	6.900%	5/15/53	150	165
Dow Chemical Co.	5.600%	2/15/54	360	340
DuPont de Nemours Inc.	4.725%	11/15/28	425	423
DuPont de Nemours Inc.	5.319%	11/15/38	182	182
DuPont de Nemours Inc.	5.419%	11/15/48	375	372
Eastman Chemical Co.	5.625%	2/20/34	100	100
Eastman Chemical Co.	4.800%	9/1/42	225	196
Eastman Chemical Co.	4.650%	10/15/44	150	127
Ecolab Inc.	2.700%	11/1/26	200	194
Ecolab Inc.	1.650%	2/1/27	100	94
Ecolab Inc.	3.250%	12/1/27	100	96
Ecolab Inc.	5.250%	1/15/28	200	204
Ecolab Inc.	1.300%	1/30/31	500	405
Ecolab Inc.	2.125%	2/1/32	100	83
Ecolab Inc.	2.700%	12/15/51	255	154
EIDP Inc.	4.500%	5/15/26	100	100
EIDP Inc.	2.300%	7/15/30	100	87
EIDP Inc.	4.800%	5/15/33	100	97
FMC Corp.	5.150%	5/18/26	100	100
FMC Corp.	3.200%	10/1/26	50	49
FMC Corp.	3.450%	10/1/29	100	92
FMC Corp.	5.650%	5/18/33	100	99
FMC Corp.	4.500%	10/1/49	100	76
FMC Corp.	6.375%	5/18/53	70	69
Freeport-McMoRan Inc.	5.000%	9/1/27	200	200
Freeport-McMoRan Inc.	4.125%	3/1/28	100	97
Freeport-McMoRan Inc.	4.375%	8/1/28	100	97
Freeport-McMoRan Inc.	5.250%	9/1/29	100	100
Freeport-McMoRan Inc.	4.250%	3/1/30	100	95
Freeport-McMoRan Inc.	4.625%	8/1/30	200	194
Freeport-McMoRan Inc.	5.400%	11/14/34	100	99
Freeport-McMoRan Inc.	5.450%	3/15/43	300	280
Georgia-Pacific LLC	8.875%	5/15/31	125	151
Huntsman International LLC	4.500%	5/1/29	90	86
Huntsman International LLC	2.950%	6/15/31	100	83
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	49
International Flavors & Fragrances Inc.	5.000%	9/26/48	225	193
International Paper Co.	5.000%	9/15/35	100	98
International Paper Co.	6.000%	11/15/41	100	102
International Paper Co.	4.800%	6/15/44	300	264
International Paper Co.	4.400%	8/15/47	200	163
Kinross Gold Corp.	4.500%	7/15/27	25	25
Kinross Gold Corp.	6.250%	7/15/33	100	104
Linde Inc.	1.100%	8/10/30	300	248
Linde Inc.	3.550%	11/7/42	50	39
LYB International Finance BV	5.250%	7/15/43	200	181
LYB International Finance III LLC	5.625%	5/15/33	52	52
LYB International Finance III LLC	5.500%	3/1/34	100	98
LYB International Finance III LLC	3.375%	10/1/40	200	146
LYB International Finance III LLC	4.200%	10/15/49	135	102
LYB International Finance III LLC	4.200%	5/1/50	50	37
LYB International Finance III LLC	3.625%	4/1/51	280	188
LyondellBasell Industries NV	4.625%	2/26/55	380	299
Martin Marietta Materials Inc.	3.450%	6/1/27	50	48
Martin Marietta Materials Inc.	3.500%	12/15/27	100	97
Martin Marietta Materials Inc.	2.500%	3/15/30	100	88
Martin Marietta Materials Inc.	2.400%	7/15/31	150	128
Martin Marietta Materials Inc.	5.150%	12/1/34	50	49
Martin Marietta Materials Inc.	4.250%	12/15/47	175	141
Martin Marietta Materials Inc.	3.200%	7/15/51	220	142
Martin Marietta Materials Inc.	5.500%	12/1/54	50	47
Mosaic Co.	4.050%	11/15/27	200	196
Mosaic Co.	5.450%	11/15/33	100	99
Mosaic Co.	4.875%	11/15/41	50	44
Mosaic Co.	5.625%	11/15/43	100	94
Newmont Corp.	2.800%	10/1/29	150	137
Newmont Corp.	2.250%	10/1/30	200	172
Newmont Corp.	2.600%	7/15/32	100	85
Newmont Corp.	5.875%	4/1/35	100	103

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newmont Corp.	6.250%	10/1/39	225	236
	Newmont Corp.	4.875%	3/15/42	255	232
	Newmont Corp.	5.450%	6/9/44	150	144
	Newmont Corp. / Newcrest Finance Pty Ltd.	5.300%	3/15/26	175	176
	Newmont Corp. / Newcrest Finance Pty Ltd.	4.200%	5/13/50	100	81
	Nucor Corp.	3.950%	5/1/28	100	97
	Nucor Corp.	2.700%	6/1/30	100	89
	Nucor Corp.	3.125%	4/1/32	100	88
	Nucor Corp.	6.400%	12/1/37	100	107
	Nucor Corp.	2.979%	12/15/55	300	178
	Nutrien Ltd.	4.000%	12/15/26	50	49
	Nutrien Ltd.	5.200%	6/21/27	175	177
	Nutrien Ltd.	4.900%	3/27/28	200	200
	Nutrien Ltd.	5.400%	6/21/34	200	199
	Nutrien Ltd.	4.125%	3/15/35	250	221
	Nutrien Ltd.	5.625%	12/1/40	275	267
	Nutrien Ltd.	6.125%	1/15/41	70	71
	Nutrien Ltd.	4.900%	6/1/43	50	44
	Nutrien Ltd.	5.250%	1/15/45	191	175
	Nutrien Ltd.	5.000%	4/1/49	100	88
	Nutrien Ltd.	3.950%	5/13/50	315	235
	Nutrien Ltd.	5.800%	3/27/53	135	133
	Owens Corning	3.400%	8/15/26	200	196
	Owens Corning	3.950%	8/15/29	100	95
	Owens Corning	3.875%	6/1/30	50	47
	Owens Corning	5.700%	6/15/34	200	203
	Owens Corning	4.300%	7/15/47	200	159
	Owens Corning	5.950%	6/15/54	200	198
	Packaging Corp. of America	3.400%	12/15/27	100	96
	Packaging Corp. of America	3.000%	12/15/29	140	128
	Packaging Corp. of America	4.050%	12/15/49	90	69
	Packaging Corp. of America	3.050%	10/1/51	100	64
	PPG Industries Inc.	2.550%	6/15/30	300	265
	Reliance Inc.	2.150%	8/15/30	100	85
	Rio Tinto Alcan Inc.	6.125%	12/15/33	225	237
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	80
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	350	213
	Rio Tinto Finance USA plc	5.000%	3/9/33	200	200
	Rio Tinto Finance USA plc	4.750%	3/22/42	150	136
	Rio Tinto Finance USA plc	4.125%	8/21/42	250	208
	Rio Tinto Finance USA plc	5.125%	3/9/53	300	277
	Rohm & Haas Co.	7.850%	7/15/29	125	138
	RPM International Inc.	3.750%	3/15/27	50	49
	RPM International Inc.	4.250%	1/15/48	200	166
	Sherwin-Williams Co.	3.950%	1/15/26	200	199
	Sherwin-Williams Co.	3.450%	6/1/27	100	97
	Sherwin-Williams Co.	4.550%	3/1/28	100	99
	Sherwin-Williams Co.	2.300%	5/15/30	100	87
	Sherwin-Williams Co.	4.000%	12/15/42	100	79
	Sherwin-Williams Co.	4.550%	8/1/45	90	76
	Sherwin-Williams Co.	4.500%	6/1/47	300	252
	Sherwin-Williams Co.	3.300%	5/15/50	100	66
[5]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	201
[5]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	200
[5]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	200	199
[5]	Smurfit Westrock Financing DAC	5.418%	1/15/35	420	418
	Sonoco Products Co.	4.450%	9/1/26	50	50
	Sonoco Products Co.	2.250%	2/1/27	500	473
	Sonoco Products Co.	4.600%	9/1/29	125	122
	Sonoco Products Co.	3.125%	5/1/30	105	94
	Sonoco Products Co.	5.000%	9/1/34	100	95
	Sonoco Products Co.	5.750%	11/1/40	80	78
	Southern Copper Corp.	7.500%	7/27/35	100	113
	Southern Copper Corp.	6.750%	4/16/40	275	294
	Southern Copper Corp.	5.250%	11/8/42	300	271
	Southern Copper Corp.	5.875%	4/23/45	200	195
	Steel Dynamics Inc.	3.450%	4/15/30	125	116
	Steel Dynamics Inc.	3.250%	1/15/31	100	90
	Steel Dynamics Inc.	5.375%	8/15/34	60	60
	Steel Dynamics Inc.	3.250%	10/15/50	100	66

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Suzano Austria GmbH	6.000%	1/15/29	400	401
Suzano Austria GmbH	5.000%	1/15/30	200	191
Suzano Austria GmbH	3.750%	1/15/31	200	177
Suzano Austria GmbH	3.125%	1/15/32	125	103
Vale Overseas Ltd.	3.750%	7/8/30	100	91
Vale Overseas Ltd.	6.125%	6/12/33	200	202
Vale Overseas Ltd.	8.250%	1/17/34	50	58
Vale Overseas Ltd.	6.875%	11/21/36	194	206
Vale Overseas Ltd.	6.875%	11/10/39	325	343
Vale Overseas Ltd.	6.400%	6/28/54	173	169
Vale SA	5.625%	9/11/42	75	72
Vulcan Materials Co.	4.950%	12/1/29	50	50
Vulcan Materials Co.	3.500%	6/1/30	150	139
Vulcan Materials Co.	5.350%	12/1/34	150	150
Vulcan Materials Co.	4.500%	6/15/47	125	104
Vulcan Materials Co.	5.700%	12/1/54	200	194
Westlake Corp.	3.600%	8/15/26	100	98
Westlake Corp.	3.375%	6/15/30	100	92
Westlake Corp.	5.000%	8/15/46	200	174
Westlake Corp.	3.125%	8/15/51	100	62
Westlake Corp.	3.375%	8/15/61	100	60
WestRock MWV LLC	7.950%	2/15/31	250	281
WRKCo Inc.	3.375%	9/15/27	250	241
WRKCo Inc.	4.900%	3/15/29	200	199
WRKCo Inc.	3.000%	6/15/33	100	84
Yamana Gold Inc.	2.630%	8/15/31	100	84
				34,040
Real Estate (1.0%)
Agree LP	5.625%	6/15/34	143	143
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	179
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	134
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	385
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	93
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	306
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	200	136
Alexandria Real Estate Equities Inc.	5.625%	5/15/54	100	95
American Assets Trust LP	6.150%	10/1/34	100	99
American Homes 4 Rent LP	2.375%	7/15/31	200	167
American Homes 4 Rent LP	5.500%	2/1/34	100	100
American Homes 4 Rent LP	5.500%	7/15/34	100	99
American Homes 4 Rent LP	5.250%	3/15/35	100	97
American Homes 4 Rent LP	3.375%	7/15/51	200	132
American Tower Corp.	1.600%	4/15/26	200	192
American Tower Corp.	1.450%	9/15/26	200	189
American Tower Corp.	3.375%	10/15/26	200	195
American Tower Corp.	2.750%	1/15/27	500	480
American Tower Corp.	3.125%	1/15/27	125	121
American Tower Corp.	3.650%	3/15/27	200	195
American Tower Corp.	1.500%	1/31/28	500	451
American Tower Corp.	3.950%	3/15/29	140	134
American Tower Corp.	3.800%	8/15/29	475	450
American Tower Corp.	2.900%	1/15/30	145	131
American Tower Corp.	5.000%	1/31/30	75	75
American Tower Corp.	2.100%	6/15/30	150	128
American Tower Corp.	2.700%	4/15/31	200	173
American Tower Corp.	2.300%	9/15/31	200	166
American Tower Corp.	4.050%	3/15/32	200	185
American Tower Corp.	5.400%	1/31/35	200	198
American Tower Corp.	3.700%	10/15/49	200	144
American Tower Corp.	3.100%	6/15/50	250	160
American Tower Corp.	2.950%	1/15/51	200	124
Americold Realty Operating Partnership LP	5.409%	9/12/34	60	57
AvalonBay Communities Inc.	2.950%	5/11/26	150	147
AvalonBay Communities Inc.	2.900%	10/15/26	50	49
AvalonBay Communities Inc.	3.200%	1/15/28	75	72
AvalonBay Communities Inc.	2.050%	1/15/32	300	248
AvalonBay Communities Inc.	5.000%	2/15/33	50	49
AvalonBay Communities Inc.	5.350%	6/1/34	100	100
AvalonBay Communities Inc.	3.900%	10/15/46	60	47

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AvalonBay Communities Inc.	4.350%	4/15/48	60	49
Boston Properties LP	3.650%	2/1/26	100	99
Boston Properties LP	2.750%	10/1/26	50	48
Boston Properties LP	3.400%	6/21/29	400	367
Boston Properties LP	2.900%	3/15/30	400	354
Boston Properties LP	2.450%	10/1/33	400	308
Boston Properties LP	6.500%	1/15/34	50	52
Brixmor Operating Partnership LP	4.125%	6/15/26	200	198
Brixmor Operating Partnership LP	3.900%	3/15/27	75	73
Brixmor Operating Partnership LP	4.125%	5/15/29	533	511
Brixmor Operating Partnership LP	4.050%	7/1/30	250	236
Camden Property Trust	3.150%	7/1/29	50	46
Camden Property Trust	2.800%	5/15/30	265	238
Camden Property Trust	3.350%	11/1/49	120	82
CBRE Services Inc.	4.875%	3/1/26	125	125
CBRE Services Inc.	5.500%	4/1/29	75	76
CBRE Services Inc.	2.500%	4/1/31	200	170
CBRE Services Inc.	5.950%	8/15/34	200	207
COPT Defense Properties LP	2.000%	1/15/29	102	90
Corporate Office Properties LP	2.900%	12/1/33	200	161
Cousins Properties LP	5.375%	2/15/32	100	98
Cousins Properties LP	5.875%	10/1/34	100	100
Crown Castle Inc.	4.450%	2/15/26	250	249
Crown Castle Inc.	3.700%	6/15/26	175	172
Crown Castle Inc.	2.900%	3/15/27	200	192
Crown Castle Inc.	3.650%	9/1/27	325	315
Crown Castle Inc.	3.800%	2/15/28	425	409
Crown Castle Inc.	4.800%	9/1/28	200	198
Crown Castle Inc.	3.100%	11/15/29	100	91
Crown Castle Inc.	3.300%	7/1/30	115	105
Crown Castle Inc.	2.250%	1/15/31	200	168
Crown Castle Inc.	2.500%	7/15/31	200	168
Crown Castle Inc.	5.200%	9/1/34	350	341
Crown Castle Inc.	2.900%	4/1/41	500	348
Crown Castle Inc.	4.750%	5/15/47	95	80
Crown Castle Inc.	5.200%	2/15/49	75	67
Crown Castle Inc.	4.150%	7/1/50	100	77
CubeSmart LP	3.125%	9/1/26	100	97
CubeSmart LP	2.250%	12/15/28	200	180
CubeSmart LP	4.375%	2/15/29	50	49
CubeSmart LP	2.000%	2/15/31	75	62
CubeSmart LP	2.500%	2/15/32	200	167
Digital Realty Trust LP	4.450%	7/15/28	370	363
Digital Realty Trust LP	3.600%	7/1/29	175	165
DOC DR LLC	4.300%	3/15/27	100	99
DOC DR LLC	3.950%	1/15/28	100	97
DOC DR LLC	2.625%	11/1/31	500	423
EPR Properties	4.500%	6/1/27	141	139
EPR Properties	3.600%	11/15/31	175	153
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	250	251
Equinix Inc.	1.450%	5/15/26	200	191
Equinix Inc.	2.900%	11/18/26	100	97
Equinix Inc.	1.800%	7/15/27	100	93
Equinix Inc.	1.550%	3/15/28	500	450
Equinix Inc.	3.200%	11/18/29	450	414
Equinix Inc.	2.150%	7/15/30	250	215
Equinix Inc.	2.500%	5/15/31	200	171
Equinix Inc.	3.000%	7/15/50	100	63
ERP Operating LP	2.850%	11/1/26	50	48
ERP Operating LP	3.500%	3/1/28	100	96
ERP Operating LP	4.150%	12/1/28	70	68
ERP Operating LP	3.000%	7/1/29	75	69
ERP Operating LP	2.500%	2/15/30	150	133
ERP Operating LP	4.650%	9/15/34	200	190
ERP Operating LP	4.500%	7/1/44	150	129
ERP Operating LP	4.500%	6/1/45	25	21
ERP Operating LP	4.000%	8/1/47	100	77
Essex Portfolio LP	3.375%	4/15/26	345	339
Essex Portfolio LP	3.625%	5/1/27	100	98
Essex Portfolio LP	4.000%	3/1/29	100	96

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Essex Portfolio LP	3.000%	1/15/30	110	100
Essex Portfolio LP	2.650%	3/15/32	105	89
Essex Portfolio LP	5.500%	4/1/34	100	100
Essex Portfolio LP	4.500%	3/15/48	120	99
Extra Space Storage LP	3.500%	7/1/26	125	123
Extra Space Storage LP	3.875%	12/15/27	150	147
Extra Space Storage LP	5.700%	4/1/28	200	204
Extra Space Storage LP	4.000%	6/15/29	25	24
Extra Space Storage LP	5.500%	7/1/30	400	407
Extra Space Storage LP	5.900%	1/15/31	100	103
Extra Space Storage LP	2.400%	10/15/31	200	166
Extra Space Storage LP	2.350%	3/15/32	100	82
Extra Space Storage LP	5.400%	2/1/34	100	99
Extra Space Storage LP	5.350%	1/15/35	100	99
Federal Realty OP LP	3.250%	7/15/27	50	48
Federal Realty OP LP	3.200%	6/15/29	100	92
Federal Realty OP LP	4.500%	12/1/44	150	125
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	175
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	25
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	273
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	163
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	183
GLP Capital LP / GLP Financing II Inc.	5.625%	9/15/34	200	196
GLP Capital LP / GLP Financing II Inc.	6.250%	9/15/54	100	99
Healthcare Realty Holdings LP	3.500%	8/1/26	130	127
Healthcare Realty Holdings LP	2.000%	3/15/31	250	204
Healthpeak OP LLC	3.250%	7/15/26	25	24
Healthpeak OP LLC	3.500%	7/15/29	180	169
Healthpeak OP LLC	3.000%	1/15/30	200	181
Healthpeak OP LLC	5.250%	12/15/32	100	99
Healthpeak OP LLC	6.750%	2/1/41	100	109
Highwoods Realty LP	2.600%	2/1/31	250	208
Highwoods Realty LP	7.650%	2/1/34	225	250
Host Hotels & Resorts LP	3.500%	9/15/30	100	91
Host Hotels & Resorts LP	2.900%	12/15/31	275	234
Host Hotels & Resorts LP	5.700%	7/1/34	100	100
Host Hotels & Resorts LP	5.500%	4/15/35	120	117
Invitation Homes Operating Partnership LP	2.300%	11/15/28	200	180
Invitation Homes Operating Partnership LP	5.450%	8/15/30	32	32
Invitation Homes Operating Partnership LP	5.500%	8/15/33	80	80
Invitation Homes Operating Partnership LP	2.700%	1/15/34	150	120
Jones Lang LaSalle Inc.	6.875%	12/1/28	100	106
Kilroy Realty LP	4.750%	12/15/28	50	49
Kilroy Realty LP	4.250%	8/15/29	104	98
Kilroy Realty LP	3.050%	2/15/30	200	175
Kilroy Realty LP	2.650%	11/15/33	175	134
Kimco Realty OP LLC	2.800%	10/1/26	125	121
Kimco Realty OP LLC	3.800%	4/1/27	75	73
Kimco Realty OP LLC	1.900%	3/1/28	500	457
Kimco Realty OP LLC	2.700%	10/1/30	100	89
Kimco Realty OP LLC	3.200%	4/1/32	200	176
Kimco Realty OP LLC	4.600%	2/1/33	200	190
Kimco Realty OP LLC	6.400%	3/1/34	100	106
Kimco Realty OP LLC	4.850%	3/1/35	100	95
Kimco Realty OP LLC	4.125%	12/1/46	50	39
Kimco Realty OP LLC	4.450%	9/1/47	50	41
Kite Realty Group LP	4.000%	10/1/26	200	197
Kite Realty Group LP	4.950%	12/15/31	50	49
Kite Realty Group LP	5.500%	3/1/34	100	99
LXP Industrial Trust	2.375%	10/1/31	200	162
Mid-America Apartments LP	3.600%	6/1/27	250	244
Mid-America Apartments LP	3.950%	3/15/29	100	96
Mid-America Apartments LP	2.750%	3/15/30	150	134
Mid-America Apartments LP	1.700%	2/15/31	150	123
Mid-America Apartments LP	5.300%	2/15/32	50	50
Mid-America Apartments LP	4.950%	3/1/35	100	96
NNN REIT Inc.	3.500%	10/15/27	350	338
NNN REIT Inc.	4.300%	10/15/28	25	24
NNN REIT Inc.	2.500%	4/15/30	75	66
NNN REIT Inc.	5.600%	10/15/33	150	151

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NNN REIT Inc.	4.800%	10/15/48	50	42
NNN REIT Inc.	3.100%	4/15/50	50	32
NNN REIT Inc.	3.000%	4/15/52	175	106
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	231
Omega Healthcare Investors Inc.	3.375%	2/1/31	250	222
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	250	209
Piedmont Operating Partnership LP	9.250%	7/20/28	100	110
Prologis LP	3.250%	6/30/26	175	172
Prologis LP	2.125%	4/15/27	105	99
Prologis LP	3.375%	12/15/27	160	155
Prologis LP	3.875%	9/15/28	100	97
Prologis LP	2.250%	4/15/30	155	136
Prologis LP	1.750%	7/1/30	200	169
Prologis LP	1.250%	10/15/30	350	287
Prologis LP	2.250%	1/15/32	100	83
Prologis LP	4.750%	6/15/33	100	97
Prologis LP	5.125%	1/15/34	127	125
Prologis LP	5.000%	3/15/34	272	265
Prologis LP	5.000%	1/31/35	125	122
Prologis LP	4.375%	9/15/48	75	62
Prologis LP	3.000%	4/15/50	140	90
Prologis LP	2.125%	10/15/50	100	52
Prologis LP	5.250%	6/15/53	200	187
Prologis LP	5.250%	3/15/54	100	93
Public Storage Operating Co.	1.500%	11/9/26	225	213
Public Storage Operating Co.	3.094%	9/15/27	100	96
Public Storage Operating Co.	1.950%	11/9/28	225	202
Public Storage Operating Co.	5.125%	1/15/29	100	101
Public Storage Operating Co.	3.385%	5/1/29	100	94
Public Storage Operating Co.	2.250%	11/9/31	225	188
Public Storage Operating Co.	5.350%	8/1/53	120	114
Realty Income Corp.	4.125%	10/15/26	125	124
Realty Income Corp.	3.000%	1/15/27	150	145
Realty Income Corp.	3.200%	1/15/27	80	78
Realty Income Corp.	3.950%	8/15/27	450	443
Realty Income Corp.	3.650%	1/15/28	190	184
Realty Income Corp.	2.100%	3/15/28	300	276
Realty Income Corp.	4.750%	2/15/29	100	99
Realty Income Corp.	4.000%	7/15/29	60	58
Realty Income Corp.	3.100%	12/15/29	150	138
Realty Income Corp.	3.400%	1/15/30	80	74
Realty Income Corp.	2.850%	12/15/32	50	42
Realty Income Corp.	1.800%	3/15/33	500	383
Realty Income Corp.	5.125%	2/15/34	250	245
Realty Income Corp.	4.650%	3/15/47	175	151
Realty Income Corp.	5.375%	9/1/54	50	47
Regency Centers LP	3.600%	2/1/27	25	24
Regency Centers LP	4.125%	3/15/28	75	73
Regency Centers LP	2.950%	9/15/29	100	92
Regency Centers LP	5.250%	1/15/34	100	99
Regency Centers LP	5.100%	1/15/35	100	98
Regency Centers LP	4.400%	2/1/47	200	165
Regency Centers LP	4.650%	3/15/49	75	63
Rexford Industrial Realty LP	2.150%	9/1/31	200	163
Sabra Health Care LP	5.125%	8/15/26	25	25
Sabra Health Care LP	3.900%	10/15/29	150	140
Sabra Health Care LP	3.200%	12/1/31	150	129
Safehold GL Holdings LLC	2.850%	1/15/32	200	168
Safehold GL Holdings LLC	5.650%	1/15/35	70	68
Simon Property Group LP	3.300%	1/15/26	195	192
Simon Property Group LP	1.375%	1/15/27	500	469
Simon Property Group LP	1.750%	2/1/28	250	229
Simon Property Group LP	2.650%	7/15/30	200	178
Simon Property Group LP	2.200%	2/1/31	250	213
Simon Property Group LP	2.250%	1/15/32	500	415
Simon Property Group LP	2.650%	2/1/32	100	85
Simon Property Group LP	6.250%	1/15/34	85	90
Simon Property Group LP	4.750%	9/26/34	175	166
Simon Property Group LP	4.250%	11/30/46	100	82
Simon Property Group LP	3.250%	9/13/49	300	201

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Simon Property Group LP	3.800%	7/15/50	200	147
Simon Property Group LP	5.850%	3/8/53	89	90
Simon Property Group LP	6.650%	1/15/54	85	94
Store Capital LLC	4.500%	3/15/28	75	73
Store Capital LLC	4.625%	3/15/29	100	96
Sun Communities Operating LP	2.300%	11/1/28	200	180
Sun Communities Operating LP	5.500%	1/15/29	100	101
Sun Communities Operating LP	4.200%	4/15/32	200	182
Tanger Properties LP	3.125%	9/1/26	175	170
Tanger Properties LP	3.875%	7/15/27	50	49
UDR Inc.	2.950%	9/1/26	150	145
UDR Inc.	3.500%	7/1/27	150	145
UDR Inc.	3.500%	1/15/28	250	239
UDR Inc.	3.200%	1/15/30	60	55
UDR Inc.	3.000%	8/15/31	65	57
UDR Inc.	1.900%	3/15/33	200	154
UDR Inc.	3.100%	11/1/34	65	53
Ventas Realty LP	4.125%	1/15/26	75	74
Ventas Realty LP	3.250%	10/15/26	75	73
Ventas Realty LP	3.850%	4/1/27	50	49
Ventas Realty LP	4.000%	3/1/28	125	122
Ventas Realty LP	3.000%	1/15/30	100	90
Ventas Realty LP	4.750%	11/15/30	200	195
Ventas Realty LP	5.625%	7/1/34	52	52
Ventas Realty LP	5.000%	1/15/35	200	191
Ventas Realty LP	4.875%	4/15/49	80	69
VICI Properties LP	4.750%	2/15/28	200	198
VICI Properties LP	4.950%	2/15/30	200	196
VICI Properties LP	5.125%	11/15/31	250	244
VICI Properties LP	5.125%	5/15/32	200	194
VICI Properties LP	5.750%	4/1/34	100	101
VICI Properties LP	5.625%	5/15/52	225	208
Welltower OP LLC	4.250%	4/1/26	150	149
Welltower OP LLC	4.250%	4/15/28	125	122
Welltower OP LLC	4.125%	3/15/29	250	242
Welltower OP LLC	2.750%	1/15/31	250	218
Welltower OP LLC	2.750%	1/15/32	300	255
Welltower OP LLC	6.500%	3/15/41	25	27
Welltower OP LLC	4.950%	9/1/48	75	67
Weyerhaeuser Co.	4.750%	5/15/26	51	51
Weyerhaeuser Co.	4.000%	11/15/29	150	143
Weyerhaeuser Co.	4.000%	4/15/30	200	189
Weyerhaeuser Co.	7.375%	3/15/32	29	32
Weyerhaeuser Co.	3.375%	3/9/33	200	174
WP Carey Inc.	4.250%	10/1/26	75	74
WP Carey Inc.	2.250%	4/1/33	200	158
				44,472
Technology (1.9%)
Accenture Capital Inc.	3.900%	10/4/27	175	172
Accenture Capital Inc.	4.050%	10/4/29	150	146
Accenture Capital Inc.	4.250%	10/4/31	200	192
Accenture Capital Inc.	4.500%	10/4/34	150	143
Adobe Inc.	2.150%	2/1/27	180	172
Adobe Inc.	2.300%	2/1/30	225	200
Adobe Inc.	4.950%	4/4/34	200	198
Amdocs Ltd.	2.538%	6/15/30	200	174
Analog Devices Inc.	3.500%	12/5/26	200	196
Analog Devices Inc.	3.450%	6/15/27	100	97
Analog Devices Inc.	1.700%	10/1/28	200	179
Analog Devices Inc.	2.800%	10/1/41	200	141
Analog Devices Inc.	2.950%	10/1/51	400	254
Apple Inc.	0.700%	2/8/26	500	480
Apple Inc.	3.250%	2/23/26	705	696
Apple Inc.	2.450%	8/4/26	450	437
Apple Inc.	3.350%	2/9/27	300	294
Apple Inc.	3.200%	5/11/27	775	753
Apple Inc.	2.900%	9/12/27	555	534
Apple Inc.	1.200%	2/8/28	500	452
Apple Inc.	4.000%	5/10/28	200	197

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	1.400%	8/5/28	350	314
	Apple Inc.	2.200%	9/11/29	430	387
	Apple Inc.	4.150%	5/10/30	88	87
	Apple Inc.	1.250%	8/20/30	500	417
	Apple Inc.	1.650%	2/8/31	500	420
	Apple Inc.	1.700%	8/5/31	200	167
	Apple Inc.	3.350%	8/8/32	200	183
	Apple Inc.	4.500%	2/23/36	225	219
	Apple Inc.	2.375%	2/8/41	500	344
	Apple Inc.	3.850%	5/4/43	450	372
	Apple Inc.	4.450%	5/6/44	200	182
	Apple Inc.	3.450%	2/9/45	825	631
	Apple Inc.	4.375%	5/13/45	400	352
	Apple Inc.	4.650%	2/23/46	910	830
	Apple Inc.	3.850%	8/4/46	375	301
	Apple Inc.	3.750%	11/13/47	450	353
	Apple Inc.	2.650%	5/11/50	515	319
	Apple Inc.	2.400%	8/20/50	75	44
	Apple Inc.	2.650%	2/8/51	794	489
	Apple Inc.	2.700%	8/5/51	75	47
	Apple Inc.	4.850%	5/10/53	82	77
	Apple Inc.	2.550%	8/20/60	300	175
	Apple Inc.	2.800%	2/8/61	600	355
	Apple Inc.	2.850%	8/5/61	275	165
	Applied Materials Inc.	3.300%	4/1/27	225	219
	Applied Materials Inc.	1.750%	6/1/30	200	171
	Applied Materials Inc.	5.100%	10/1/35	100	100
	Applied Materials Inc.	5.850%	6/15/41	125	129
	Applied Materials Inc.	4.350%	4/1/47	175	148
	Applied Materials Inc.	2.750%	6/1/50	200	125
	Arrow Electronics Inc.	3.875%	1/12/28	100	96
	Arrow Electronics Inc.	5.875%	4/10/34	200	201
	Atlassian Corp.	5.500%	5/15/34	200	201
	Autodesk Inc.	3.500%	6/15/27	75	73
	Autodesk Inc.	2.850%	1/15/30	75	68
	Autodesk Inc.	2.400%	12/15/31	200	168
	Avnet Inc.	4.625%	4/15/26	100	99
	Avnet Inc.	6.250%	3/15/28	100	103
	Booz Allen Hamilton Inc.	5.950%	8/4/33	150	153
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	713
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	150	144
	Broadcom Inc.	5.050%	7/12/27	167	169
[5]	Broadcom Inc.	1.950%	2/15/28	157	144
	Broadcom Inc.	4.150%	2/15/28	100	98
	Broadcom Inc.	4.110%	9/15/28	428	418
[5]	Broadcom Inc.	4.000%	4/15/29	200	192
	Broadcom Inc.	4.750%	4/15/29	150	149
	Broadcom Inc.	5.050%	7/12/29	170	171
	Broadcom Inc.	4.350%	2/15/30	200	194
	Broadcom Inc.	5.000%	4/15/30	200	200
	Broadcom Inc.	4.150%	11/15/30	600	575
[5]	Broadcom Inc.	2.450%	2/15/31	750	647
	Broadcom Inc.	5.150%	11/15/31	83	84
	Broadcom Inc.	4.550%	2/15/32	500	483
	Broadcom Inc.	4.300%	11/15/32	400	377
[5]	Broadcom Inc.	2.600%	2/15/33	50	41
[5]	Broadcom Inc.	3.419%	4/15/33	652	571
[5]	Broadcom Inc.	3.469%	4/15/34	436	378
[5]	Broadcom Inc.	3.187%	11/15/36	50	40
[5]	Broadcom Inc.	4.926%	5/15/37	550	523
[5]	Broadcom Inc.	3.500%	2/15/41	670	523
[5]	Broadcom Inc.	3.750%	2/15/51	500	371
	Cadence Design Systems Inc.	4.200%	9/10/27	100	99
	Cadence Design Systems Inc.	4.300%	9/10/29	250	245
	Cadence Design Systems Inc.	4.700%	9/10/34	600	575
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	100	97
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100	92
	CDW LLC / CDW Finance Corp.	5.100%	3/1/30	110	108
	CDW LLC / CDW Finance Corp.	3.569%	12/1/31	130	116
	CDW LLC / CDW Finance Corp.	5.550%	8/22/34	110	109

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CGI Inc.	1.450%	9/14/26	300	284
CGI Inc.	2.300%	9/14/31	100	83
Cisco Systems Inc.	4.900%	2/26/26	400	403
Cisco Systems Inc.	2.950%	2/28/26	100	98
Cisco Systems Inc.	2.500%	9/20/26	225	218
Cisco Systems Inc.	4.800%	2/26/27	350	352
Cisco Systems Inc.	4.850%	2/26/29	1,550	1,559
Cisco Systems Inc.	4.950%	2/26/31	642	644
Cisco Systems Inc.	5.050%	2/26/34	713	710
Cisco Systems Inc.	5.900%	2/15/39	400	421
Cisco Systems Inc.	5.300%	2/26/54	300	291
Cisco Systems Inc.	5.350%	2/26/64	200	192
Concentrix Corp.	6.600%	8/2/28	250	256
Corning Inc.	5.750%	8/15/40	195	195
Corning Inc.	3.900%	11/15/49	100	75
Corning Inc.	4.375%	11/15/57	300	230
Corning Inc.	5.450%	11/15/79	200	181
Dell Inc.	7.100%	4/15/28	30	32
Dell Inc.	6.500%	4/15/38	100	105
Dell International LLC / EMC Corp.	6.020%	6/15/26	695	705
Dell International LLC / EMC Corp.	4.900%	10/1/26	250	251
Dell International LLC / EMC Corp.	6.100%	7/15/27	100	103
Dell International LLC / EMC Corp.	5.250%	2/1/28	200	202
Dell International LLC / EMC Corp.	5.300%	10/1/29	30	30
Dell International LLC / EMC Corp.	4.350%	2/1/30	100	97
Dell International LLC / EMC Corp.	6.200%	7/15/30	62	65
Dell International LLC / EMC Corp.	5.750%	2/1/33	50	51
Dell International LLC / EMC Corp.	4.850%	2/1/35	498	473
Dell International LLC / EMC Corp.	8.100%	7/15/36	173	205
Dell International LLC / EMC Corp.	3.375%	12/15/41	200	147
Dell International LLC / EMC Corp.	8.350%	7/15/46	105	133
Dell International LLC / EMC Corp.	3.450%	12/15/51	300	203
DXC Technology Co.	1.800%	9/15/26	200	189
DXC Technology Co.	2.375%	9/15/28	200	180
Flex Ltd.	4.875%	6/15/29	150	147
Flex Ltd.	5.250%	1/15/32	200	197
Genpact Luxembourg Sarl / Genpact USA Inc.	6.000%	6/4/29	50	51
Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	144
Hewlett Packard Enterprise Co.	4.450%	9/25/26	200	199
Hewlett Packard Enterprise Co.	4.400%	9/25/27	100	99
Hewlett Packard Enterprise Co.	5.250%	7/1/28	200	202
Hewlett Packard Enterprise Co.	4.550%	10/15/29	275	268
Hewlett Packard Enterprise Co.	4.850%	10/15/31	150	146
Hewlett Packard Enterprise Co.	5.000%	10/15/34	700	673
Hewlett Packard Enterprise Co.	6.350%	10/15/45	157	163
Hewlett Packard Enterprise Co.	5.600%	10/15/54	750	706
HP Inc.	1.450%	6/17/26	200	191
HP Inc.	3.000%	6/17/27	350	335
HP Inc.	4.750%	1/15/28	200	200
HP Inc.	4.000%	4/15/29	100	96
HP Inc.	3.400%	6/17/30	500	458
HP Inc.	2.650%	6/17/31	200	171
HP Inc.	6.000%	9/15/41	200	202
IBM International Capital Pte. Ltd.	5.300%	2/5/54	250	230
Intel Corp.	2.600%	5/19/26	210	204
Intel Corp.	3.750%	8/5/27	200	194
Intel Corp.	4.875%	2/10/28	310	308
Intel Corp.	1.600%	8/12/28	200	177
Intel Corp.	2.450%	11/15/29	625	548
Intel Corp.	3.900%	3/25/30	345	323
Intel Corp.	2.000%	8/12/31	250	201
Intel Corp.	4.150%	8/5/32	200	182
Intel Corp.	4.000%	12/15/32	150	135
Intel Corp.	5.200%	2/10/33	396	382
Intel Corp.	4.600%	3/25/40	100	83
Intel Corp.	2.800%	8/12/41	200	127
Intel Corp.	4.800%	10/1/41	162	135
Intel Corp.	4.250%	12/15/42	150	114
Intel Corp.	4.100%	5/19/46	250	178
Intel Corp.	4.100%	5/11/47	200	142

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	3.734%	12/8/47	500	330
Intel Corp.	3.250%	11/15/49	300	179
Intel Corp.	4.750%	3/25/50	400	309
Intel Corp.	3.050%	8/12/51	250	142
Intel Corp.	5.700%	2/10/53	481	425
Intel Corp.	5.600%	2/21/54	200	175
Intel Corp.	3.100%	2/15/60	300	160
Intel Corp.	3.200%	8/12/61	200	108
Intel Corp.	5.050%	8/5/62	300	234
Intel Corp.	5.900%	2/10/63	200	179
International Business Machines Corp.	3.450%	2/19/26	285	281
International Business Machines Corp.	3.300%	5/15/26	700	688
International Business Machines Corp.	1.700%	5/15/27	265	247
International Business Machines Corp.	6.220%	8/1/27	75	78
International Business Machines Corp.	6.500%	1/15/28	75	79
International Business Machines Corp.	4.500%	2/6/28	300	298
International Business Machines Corp.	3.500%	5/15/29	450	426
International Business Machines Corp.	1.950%	5/15/30	500	429
International Business Machines Corp.	4.750%	2/6/33	200	196
International Business Machines Corp.	4.150%	5/15/39	450	386
International Business Machines Corp.	5.600%	11/30/39	48	48
International Business Machines Corp.	4.000%	6/20/42	358	292
International Business Machines Corp.	4.250%	5/15/49	700	562
International Business Machines Corp.	2.950%	5/15/50	165	104
International Business Machines Corp.	5.100%	2/6/53	400	366
Intuit Inc.	1.350%	7/15/27	100	92
Intuit Inc.	1.650%	7/15/30	100	84
Intuit Inc.	5.200%	9/15/33	200	200
Intuit Inc.	5.500%	9/15/53	275	269
Jabil Inc.	3.950%	1/12/28	100	97
Jabil Inc.	3.600%	1/15/30	100	92
Jabil Inc.	3.000%	1/15/31	150	132
Juniper Networks Inc.	3.750%	8/15/29	200	190
Juniper Networks Inc.	5.950%	3/15/41	25	25
KLA Corp.	4.100%	3/15/29	150	146
KLA Corp.	4.650%	7/15/32	200	196
KLA Corp.	5.000%	3/15/49	75	69
KLA Corp.	3.300%	3/1/50	150	104
KLA Corp.	4.950%	7/15/52	200	181
KLA Corp.	5.250%	7/15/62	200	187
Kyndryl Holdings Inc.	2.050%	10/15/26	100	95
Kyndryl Holdings Inc.	2.700%	10/15/28	100	92
Kyndryl Holdings Inc.	3.150%	10/15/31	100	87
Kyndryl Holdings Inc.	4.100%	10/15/41	100	79
Lam Research Corp.	3.750%	3/15/26	150	148
Lam Research Corp.	4.000%	3/15/29	150	146
Lam Research Corp.	1.900%	6/15/30	295	253
Lam Research Corp.	4.875%	3/15/49	125	112
Lam Research Corp.	2.875%	6/15/50	150	95
Lam Research Corp.	3.125%	6/15/60	100	61
Leidos Inc.	4.375%	5/15/30	150	143
Leidos Inc.	2.300%	2/15/31	200	168
Marvell Technology Inc.	2.450%	4/15/28	100	92
Marvell Technology Inc.	4.875%	6/22/28	100	99
Marvell Technology Inc.	2.950%	4/15/31	50	44
Marvell Technology Inc.	5.950%	9/15/33	100	104
Microchip Technology Inc.	4.900%	3/15/28	150	149
Microchip Technology Inc.	5.050%	3/15/29	200	199
Microchip Technology Inc.	5.050%	2/15/30	125	124
Micron Technology Inc.	4.975%	2/6/26	100	100
Micron Technology Inc.	4.185%	2/15/27	200	197
Micron Technology Inc.	5.375%	4/15/28	200	202
Micron Technology Inc.	5.327%	2/6/29	150	151
Micron Technology Inc.	6.750%	11/1/29	225	239
Micron Technology Inc.	4.663%	2/15/30	100	98
Micron Technology Inc.	5.875%	2/9/33	235	241
Micron Technology Inc.	5.875%	9/15/33	200	205
Micron Technology Inc.	3.366%	11/1/41	100	73
Micron Technology Inc.	3.477%	11/1/51	100	67
Microsoft Corp.	2.400%	8/8/26	805	781

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Microsoft Corp.	3.400%	9/15/26	160	158
Microsoft Corp.	3.300%	2/6/27	675	661
Microsoft Corp.	1.350%	9/15/30	150	127
Microsoft Corp.	3.500%	2/12/35	325	294
Microsoft Corp.	4.200%	11/3/35	350	334
Microsoft Corp.	3.450%	8/8/36	675	587
Microsoft Corp.	4.100%	2/6/37	250	233
Microsoft Corp.	3.700%	8/8/46	476	380
Microsoft Corp.	4.500%	6/15/47	200	180
Microsoft Corp.	2.525%	6/1/50	1,103	677
Microsoft Corp.	2.500%	9/15/50	300	182
Microsoft Corp.	2.921%	3/17/52	964	637
Microsoft Corp.	2.675%	6/1/60	944	551
Microsoft Corp.	3.041%	3/17/62	356	228
Motorola Solutions Inc.	4.600%	2/23/28	125	124
Motorola Solutions Inc.	5.500%	9/1/44	75	72
NetApp Inc.	2.375%	6/22/27	100	94
NetApp Inc.	2.700%	6/22/30	200	176
Nokia OYJ	6.625%	5/15/39	90	92
NVIDIA Corp.	3.200%	9/16/26	200	196
NVIDIA Corp.	1.550%	6/15/28	250	227
NVIDIA Corp.	2.850%	4/1/30	300	275
NVIDIA Corp.	2.000%	6/15/31	250	212
NVIDIA Corp.	3.500%	4/1/40	200	165
NVIDIA Corp.	3.500%	4/1/50	405	300
NVIDIA Corp.	3.700%	4/1/60	113	83
NXP BV / NXP Funding LLC	5.350%	3/1/26	100	100
NXP BV / NXP Funding LLC	5.550%	12/1/28	75	76
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	436
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	184
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	170
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	412	346
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	146
NXP BV / NXP Funding LLC / NXP USA Inc.	3.125%	2/15/42	100	70
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	11/30/51	100	64
Oracle Corp.	1.650%	3/25/26	725	699
Oracle Corp.	2.650%	7/15/26	561	544
Oracle Corp.	2.800%	4/1/27	388	372
Oracle Corp.	2.300%	3/25/28	425	393
Oracle Corp.	4.500%	5/6/28	35	35
Oracle Corp.	4.200%	9/27/29	457	441
Oracle Corp.	6.150%	11/9/29	225	236
Oracle Corp.	2.950%	4/1/30	550	496
Oracle Corp.	4.650%	5/6/30	100	98
Oracle Corp.	2.875%	3/25/31	900	791
Oracle Corp.	4.300%	7/8/34	325	299
Oracle Corp.	4.700%	9/27/34	1,100	1,042
Oracle Corp.	3.900%	5/15/35	150	131
Oracle Corp.	3.850%	7/15/36	250	214
Oracle Corp.	3.800%	11/15/37	525	438
Oracle Corp.	6.125%	7/8/39	250	259
Oracle Corp.	3.600%	4/1/40	605	472
Oracle Corp.	5.375%	7/15/40	950	911
Oracle Corp.	3.650%	3/25/41	300	233
Oracle Corp.	4.500%	7/8/44	250	210
Oracle Corp.	4.125%	5/15/45	425	335
Oracle Corp.	4.000%	7/15/46	710	545
Oracle Corp.	4.000%	11/15/47	600	457
Oracle Corp.	3.600%	4/1/50	920	642
Oracle Corp.	3.950%	3/25/51	600	443
Oracle Corp.	6.900%	11/9/52	355	396
Oracle Corp.	5.375%	9/27/54	400	369
Oracle Corp.	4.375%	5/15/55	150	117
Oracle Corp.	3.850%	4/1/60	200	137
Oracle Corp.	4.100%	3/25/61	300	214
Oracle Corp.	5.500%	9/27/64	125	114
Qorvo Inc.	4.375%	10/15/29	200	188
QUALCOMM Inc.	3.250%	5/20/27	400	389
QUALCOMM Inc.	1.300%	5/20/28	378	339
QUALCOMM Inc.	1.650%	5/20/32	414	330

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
QUALCOMM Inc.	5.400%	5/20/33	200	206
QUALCOMM Inc.	4.650%	5/20/35	200	193
QUALCOMM Inc.	4.800%	5/20/45	275	248
QUALCOMM Inc.	4.300%	5/20/47	250	206
QUALCOMM Inc.	3.250%	5/20/50	200	136
QUALCOMM Inc.	4.500%	5/20/52	200	167
QUALCOMM Inc.	6.000%	5/20/53	200	209
Roper Technologies Inc.	3.800%	12/15/26	145	143
Roper Technologies Inc.	1.400%	9/15/27	500	458
Roper Technologies Inc.	4.200%	9/15/28	175	171
Roper Technologies Inc.	2.950%	9/15/29	125	114
Roper Technologies Inc.	2.000%	6/30/30	125	107
Roper Technologies Inc.	4.750%	2/15/32	50	49
Roper Technologies Inc.	4.900%	10/15/34	200	192
Salesforce Inc.	3.700%	4/11/28	325	316
Salesforce Inc.	1.500%	7/15/28	200	180
Salesforce Inc.	1.950%	7/15/31	300	252
Salesforce Inc.	2.700%	7/15/41	250	176
Salesforce Inc.	2.900%	7/15/51	244	155
Salesforce Inc.	3.050%	7/15/61	250	153
ServiceNow Inc.	1.400%	9/1/30	400	332
Skyworks Solutions Inc.	1.800%	6/1/26	200	192
Teledyne FLIR LLC	2.500%	8/1/30	100	87
Teledyne Technologies Inc.	2.750%	4/1/31	300	261
Texas Instruments Inc.	1.125%	9/15/26	200	189
Texas Instruments Inc.	2.900%	11/3/27	94	90
Texas Instruments Inc.	2.250%	9/4/29	100	90
Texas Instruments Inc.	1.750%	5/4/30	210	180
Texas Instruments Inc.	1.900%	9/15/31	150	126
Texas Instruments Inc.	4.900%	3/14/33	200	199
Texas Instruments Inc.	4.850%	2/8/34	100	98
Texas Instruments Inc.	3.875%	3/15/39	142	122
Texas Instruments Inc.	4.150%	5/15/48	300	244
Texas Instruments Inc.	5.000%	3/14/53	200	182
Texas Instruments Inc.	5.150%	2/8/54	154	144
Texas Instruments Inc.	5.050%	5/18/63	262	236
TSMC Arizona Corp.	1.750%	10/25/26	400	379
TSMC Arizona Corp.	2.500%	10/25/31	200	171
TSMC Arizona Corp.	4.250%	4/22/32	200	191
TSMC Arizona Corp.	3.125%	10/25/41	200	153
TSMC Arizona Corp.	3.250%	10/25/51	200	143
TSMC Arizona Corp.	4.500%	4/22/52	200	181
VMware LLC	4.650%	5/15/27	100	100
VMware LLC	3.900%	8/21/27	300	293
VMware LLC	1.800%	8/15/28	200	179
VMware LLC	4.700%	5/15/30	150	147
VMware LLC	2.200%	8/15/31	300	249
Western Digital Corp.	2.850%	2/1/29	200	178
Workday Inc.	3.500%	4/1/27	200	195
Workday Inc.	3.700%	4/1/29	100	95
Workday Inc.	3.800%	4/1/32	200	182
Xilinx Inc.	2.375%	6/1/30	200	176
				86,921
Utilities (2.5%)
AEP Texas Inc.	3.950%	6/1/28	100	97
AEP Texas Inc.	5.450%	5/15/29	200	203
AEP Texas Inc.	2.100%	7/1/30	200	171
AEP Texas Inc.	5.700%	5/15/34	200	201
AEP Texas Inc.	3.800%	10/1/47	50	36
AEP Texas Inc.	5.250%	5/15/52	89	80
AEP Transmission Co. LLC	5.150%	4/1/34	50	49
AEP Transmission Co. LLC	4.000%	12/1/46	75	59
AEP Transmission Co. LLC	3.750%	12/1/47	100	74
AEP Transmission Co. LLC	3.800%	6/15/49	70	52
AEP Transmission Co. LLC	3.150%	9/15/49	70	46
AEP Transmission Co. LLC	3.650%	4/1/50	150	108
AEP Transmission Co. LLC	4.500%	6/15/52	400	330
AES Corp.	1.375%	1/15/26	300	289
AES Corp.	5.450%	6/1/28	200	201

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AES Corp.	2.450%	1/15/31	300	250
Alabama Power Co.	1.450%	9/15/30	500	414
Alabama Power Co.	3.940%	9/1/32	331	307
Alabama Power Co.	6.125%	5/15/38	50	53
Alabama Power Co.	3.850%	12/1/42	25	20
Alabama Power Co.	4.150%	8/15/44	75	62
Alabama Power Co.	3.750%	3/1/45	150	115
Alabama Power Co.	4.300%	1/2/46	200	165
Alabama Power Co.	3.700%	12/1/47	50	37
Alabama Power Co.	4.300%	7/15/48	100	82
Alabama Power Co.	3.450%	10/1/49	58	41
Alabama Power Co.	3.125%	7/15/51	107	70
Alabama Power Co.	3.000%	3/15/52	200	128
Algonquin Power & Utilities Corp.	5.365%	6/15/26	100	101
Ameren Corp.	3.650%	2/15/26	80	79
Ameren Corp.	5.700%	12/1/26	200	203
Ameren Corp.	1.950%	3/15/27	200	188
Ameren Corp.	3.500%	1/15/31	300	274
Ameren Illinois Co.	3.800%	5/15/28	75	73
Ameren Illinois Co.	4.950%	6/1/33	125	123
Ameren Illinois Co.	3.700%	12/1/47	150	112
Ameren Illinois Co.	3.250%	3/15/50	60	41
Ameren Illinois Co.	5.550%	7/1/54	200	197
American Electric Power Co. Inc.	3.200%	11/13/27	75	72
American Electric Power Co. Inc.	4.300%	12/1/28	150	147
American Electric Power Co. Inc.	5.200%	1/15/29	200	201
American Electric Power Co. Inc.	5.625%	3/1/33	200	202
American Electric Power Co. Inc.	3.250%	3/1/50	71	46
American Electric Power Co. Inc.	6.950%	12/15/54	175	181
American Electric Power Co. Inc.	7.050%	12/15/54	150	155
American Electric Power Co. Inc.	3.875%	2/15/62	150	141
American Water Capital Corp.	2.950%	9/1/27	325	311
American Water Capital Corp.	3.450%	6/1/29	125	118
American Water Capital Corp.	2.800%	5/1/30	100	90
American Water Capital Corp.	4.450%	6/1/32	250	238
American Water Capital Corp.	5.150%	3/1/34	150	149
American Water Capital Corp.	6.593%	10/15/37	50	55
American Water Capital Corp.	4.300%	9/1/45	100	82
American Water Capital Corp.	3.750%	9/1/47	100	74
American Water Capital Corp.	4.200%	9/1/48	100	80
American Water Capital Corp.	4.150%	6/1/49	125	99
American Water Capital Corp.	3.450%	5/1/50	100	69
American Water Capital Corp.	3.250%	6/1/51	98	65
American Water Capital Corp.	5.450%	3/1/54	150	144
Appalachian Power Co.	3.300%	6/1/27	500	483
Appalachian Power Co.	5.650%	4/1/34	100	100
Appalachian Power Co.	4.500%	3/1/49	71	57
Appalachian Power Co.	3.700%	5/1/50	100	69
Arizona Public Service Co.	2.950%	9/15/27	50	48
Arizona Public Service Co.	5.700%	8/15/34	100	101
Arizona Public Service Co.	4.500%	4/1/42	225	190
Arizona Public Service Co.	4.350%	11/15/45	125	101
Arizona Public Service Co.	4.250%	3/1/49	100	78
Atmos Energy Corp.	3.000%	6/15/27	100	96
Atmos Energy Corp.	2.625%	9/15/29	100	91
Atmos Energy Corp.	5.900%	11/15/33	300	314
Atmos Energy Corp.	5.500%	6/15/41	200	199
Atmos Energy Corp.	4.150%	1/15/43	100	83
Atmos Energy Corp.	4.125%	10/15/44	50	41
Atmos Energy Corp.	3.375%	9/15/49	400	274
Atmos Energy Corp.	2.850%	2/15/52	200	122
Atmos Energy Corp.	5.000%	12/15/54	200	180
Avangrid Inc.	3.800%	6/1/29	195	185
Avista Corp.	4.350%	6/1/48	75	61
Avista Corp.	4.000%	4/1/52	72	54
Baltimore Gas & Electric Co.	2.400%	8/15/26	334	323
Baltimore Gas & Electric Co.	2.250%	6/15/31	100	85
Baltimore Gas & Electric Co.	5.300%	6/1/34	100	100
Baltimore Gas & Electric Co.	3.500%	8/15/46	100	72
Baltimore Gas & Electric Co.	3.750%	8/15/47	200	149

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Baltimore Gas & Electric Co.	4.250%	9/15/48	50	40
Baltimore Gas & Electric Co.	3.200%	9/15/49	80	53
Baltimore Gas & Electric Co.	2.900%	6/15/50	100	62
Baltimore Gas & Electric Co.	5.400%	6/1/53	100	95
Baltimore Gas & Electric Co.	5.650%	6/1/54	100	99
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	119
Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	659
Berkshire Hathaway Energy Co.	1.650%	5/15/31	500	406
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	105
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	233
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	142
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	130
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	37
Berkshire Hathaway Energy Co.	4.450%	1/15/49	100	82
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	158
Berkshire Hathaway Energy Co.	4.600%	5/1/53	200	166
Black Hills Corp.	3.950%	1/15/26	75	74
Black Hills Corp.	3.150%	1/15/27	75	72
Black Hills Corp.	3.050%	10/15/29	70	64
Black Hills Corp.	4.350%	5/1/33	75	69
Black Hills Corp.	6.000%	1/15/35	300	309
Black Hills Corp.	4.200%	9/15/46	50	39
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	289
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	55
CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	106	103
CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	50	49
CenterPoint Energy Houston Electric LLC	5.050%	3/1/35	50	49
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	125	107
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	58
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	121
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	63
CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	137
CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	56	49
CenterPoint Energy Inc.	1.450%	6/1/26	200	191
CenterPoint Energy Inc.	4.250%	11/1/28	21	20
CenterPoint Energy Inc.	5.400%	6/1/29	200	202
CenterPoint Energy Inc.	2.950%	3/1/30	80	72
CenterPoint Energy Inc.	2.650%	6/1/31	200	172
CenterPoint Energy Inc.	3.700%	9/1/49	50	35
CenterPoint Energy Inc.	6.850%	2/15/55	100	102
CenterPoint Energy Inc.	7.000%	2/15/55	50	51
CenterPoint Energy Inc.	6.700%	5/15/55	200	199
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	97
CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	84
CenterPoint Energy Resources Corp.	5.400%	3/1/33	147	148
CenterPoint Energy Resources Corp.	5.400%	7/1/34	50	50
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	250
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	39
Cleco Corporate Holdings LLC	3.743%	5/1/26	21	21
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	104
Cleveland Electric Illuminating Co.	5.950%	12/15/36	175	176
CMS Energy Corp.	3.000%	5/15/26	75	73
CMS Energy Corp.	3.450%	8/15/27	50	48
CMS Energy Corp.	4.875%	3/1/44	75	66
CMS Energy Corp.	4.750%	6/1/50	100	94
Commonwealth Edison Co.	2.550%	6/15/26	223	217
Commonwealth Edison Co.	2.950%	8/15/27	75	72
Commonwealth Edison Co.	3.700%	8/15/28	145	140
Commonwealth Edison Co.	2.200%	3/1/30	50	44
Commonwealth Edison Co.	5.300%	6/1/34	50	50
Commonwealth Edison Co.	5.900%	3/15/36	150	156
Commonwealth Edison Co.	6.450%	1/15/38	175	189
Commonwealth Edison Co.	4.600%	8/15/43	75	65
Commonwealth Edison Co.	4.700%	1/15/44	175	154
Commonwealth Edison Co.	3.700%	3/1/45	75	57
Commonwealth Edison Co.	3.650%	6/15/46	175	131
Commonwealth Edison Co.	4.000%	3/1/48	150	117
Commonwealth Edison Co.	4.000%	3/1/49	125	96
Commonwealth Edison Co.	3.000%	3/1/50	200	129
Commonwealth Edison Co.	3.850%	3/15/52	200	148

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth Edison Co.	5.650%	6/1/54	100	98
Connecticut Light & Power Co.	3.200%	3/15/27	50	48
Connecticut Light & Power Co.	4.950%	8/15/34	50	49
Connecticut Light & Power Co.	4.300%	4/15/44	150	125
Connecticut Light & Power Co.	4.000%	4/1/48	160	125
Connecticut Light & Power Co.	5.250%	1/15/53	200	189
Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	600	515
Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	76	76
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	199
Consolidated Edison Co. of New York Inc.	5.125%	3/15/35	200	197
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	284
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	79
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	100
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	171
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	317
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	110
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	57
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	300	236
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	195
Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	200	210
Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	200	203
Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	100	99
Consolidated Edison Co. of New York Inc.	5.500%	3/15/55	350	337
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	55
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	96
Constellation Energy Generation LLC	5.600%	3/1/28	46	47
Constellation Energy Generation LLC	5.800%	3/1/33	34	35
Constellation Energy Generation LLC	6.125%	1/15/34	200	209
Constellation Energy Generation LLC	6.250%	10/1/39	210	219
Constellation Energy Generation LLC	5.750%	10/1/41	75	73
Constellation Energy Generation LLC	5.600%	6/15/42	155	149
Constellation Energy Generation LLC	6.500%	10/1/53	200	212
Consumers Energy Co.	3.800%	11/15/28	75	72
Consumers Energy Co.	4.700%	1/15/30	100	99
Consumers Energy Co.	3.600%	8/15/32	19	17
Consumers Energy Co.	4.625%	5/15/33	75	72
Consumers Energy Co.	3.950%	5/15/43	75	61
Consumers Energy Co.	3.250%	8/15/46	50	36
Consumers Energy Co.	3.950%	7/15/47	50	39
Consumers Energy Co.	4.050%	5/15/48	125	100
Consumers Energy Co.	4.350%	4/15/49	80	67
Consumers Energy Co.	3.100%	8/15/50	80	54
Consumers Energy Co.	3.500%	8/1/51	400	291
Consumers Energy Co.	4.200%	9/1/52	84	68
Consumers Energy Co.	2.500%	5/1/60	59	32
Delmarva Power & Light Co.	4.150%	5/15/45	100	80
Dominion Energy Inc.	1.450%	4/15/26	200	192
Dominion Energy Inc.	2.850%	8/15/26	379	368
Dominion Energy Inc.	4.250%	6/1/28	125	123
Dominion Energy Inc.	3.375%	4/1/30	125	115
Dominion Energy Inc.	2.250%	8/15/31	250	208
Dominion Energy Inc.	4.350%	8/15/32	56	52
Dominion Energy Inc.	5.375%	11/15/32	200	200
Dominion Energy Inc.	6.300%	3/15/33	75	79
Dominion Energy Inc.	5.250%	8/1/33	250	247
Dominion Energy Inc.	5.950%	6/15/35	225	231
Dominion Energy Inc.	4.900%	8/1/41	280	250
Dominion Energy Inc.	4.050%	9/15/42	300	236
Dominion Energy Inc.	4.850%	8/15/52	200	172
Dominion Energy Inc.	7.000%	6/1/54	100	105
Dominion Energy Inc.	6.875%	2/1/55	100	104
Dominion Energy Inc.	6.625%	5/15/55	200	204
Dominion Energy South Carolina Inc.	2.300%	12/1/31	100	84
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	54
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	130
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	73
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	65
DTE Electric Co.	4.850%	12/1/26	100	101
DTE Electric Co.	2.250%	3/1/30	450	396
DTE Electric Co.	2.625%	3/1/31	100	88

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DTE Electric Co.	3.000%	3/1/32	250	219
	DTE Electric Co.	5.200%	3/1/34	50	50
	DTE Electric Co.	4.000%	4/1/43	225	183
	DTE Electric Co.	3.700%	6/1/46	50	38
	DTE Electric Co.	3.750%	8/15/47	100	75
	DTE Electric Co.	3.950%	3/1/49	78	61
	DTE Electric Co.	2.950%	3/1/50	150	97
	DTE Electric Co.	3.650%	3/1/52	250	182
	DTE Energy Co.	2.850%	10/1/26	300	291
	DTE Energy Co.	4.950%	7/1/27	100	100
	DTE Energy Co.	4.875%	6/1/28	200	199
	DTE Energy Co.	5.100%	3/1/29	200	200
	DTE Energy Co.	3.400%	6/15/29	94	88
	DTE Energy Co.	2.950%	3/1/30	60	54
	DTE Energy Co.	5.850%	6/1/34	450	462
	Duke Energy Carolinas LLC	2.950%	12/1/26	100	97
	Duke Energy Carolinas LLC	3.950%	11/15/28	125	121
	Duke Energy Carolinas LLC	6.000%	12/1/28	125	130
	Duke Energy Carolinas LLC	2.450%	8/15/29	200	180
	Duke Energy Carolinas LLC	2.450%	2/1/30	100	89
	Duke Energy Carolinas LLC	2.550%	4/15/31	200	173
	Duke Energy Carolinas LLC	4.950%	1/15/33	175	172
	Duke Energy Carolinas LLC	4.850%	1/15/34	200	194
	Duke Energy Carolinas LLC	6.100%	6/1/37	100	104
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	26
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	26
	Duke Energy Carolinas LLC	5.300%	2/15/40	150	147
	Duke Energy Carolinas LLC	4.000%	9/30/42	175	142
	Duke Energy Carolinas LLC	3.875%	3/15/46	100	77
	Duke Energy Carolinas LLC	3.700%	12/1/47	100	74
	Duke Energy Carolinas LLC	3.200%	8/15/49	350	233
	Duke Energy Carolinas LLC	5.400%	1/15/54	100	96
	Duke Energy Corp.	2.650%	9/1/26	80	77
	Duke Energy Corp.	3.150%	8/15/27	140	134
	Duke Energy Corp.	4.300%	3/15/28	200	197
	Duke Energy Corp.	2.450%	6/1/30	100	88
	Duke Energy Corp.	2.550%	6/15/31	200	171
	Duke Energy Corp.	5.750%	9/15/33	100	102
	Duke Energy Corp.	5.450%	6/15/34	100	100
	Duke Energy Corp.	4.800%	12/15/45	125	108
	Duke Energy Corp.	3.750%	9/1/46	180	132
	Duke Energy Corp.	4.200%	6/15/49	115	88
	Duke Energy Corp.	3.500%	6/15/51	140	95
	Duke Energy Corp.	5.000%	8/15/52	250	218
	Duke Energy Corp.	6.100%	9/15/53	350	355
	Duke Energy Corp.	5.800%	6/15/54	575	560
	Duke Energy Corp.	6.450%	9/1/54	150	152
	Duke Energy Corp.	3.250%	1/15/82	200	186
	Duke Energy Florida LLC	3.800%	7/15/28	100	97
	Duke Energy Florida LLC	2.500%	12/1/29	425	382
	Duke Energy Florida LLC	1.750%	6/15/30	100	85
	Duke Energy Florida LLC	2.400%	12/15/31	200	169
	Duke Energy Florida LLC	6.350%	9/15/37	225	239
	Duke Energy Florida LLC	6.400%	6/15/38	200	215
	Duke Energy Florida LLC	3.850%	11/15/42	100	79
	Duke Energy Florida LLC	3.400%	10/1/46	100	71
	Duke Energy Florida LLC	4.200%	7/15/48	100	80
	Duke Energy Florida LLC	6.200%	11/15/53	150	158
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	73	69
	Duke Energy Indiana LLC	5.250%	3/1/34	100	100
	Duke Energy Indiana LLC	6.350%	8/15/38	590	632
	Duke Energy Indiana LLC	3.750%	5/15/46	175	130
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	86
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	18
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	97
	Duke Energy Progress LLC	3.700%	9/1/28	175	168
	Duke Energy Progress LLC	2.000%	8/15/31	200	165
	Duke Energy Progress LLC	5.250%	3/15/33	350	350
	Duke Energy Progress LLC	5.100%	3/15/34	100	99
	Duke Energy Progress LLC	4.375%	3/30/44	300	252

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	4.150%	12/1/44	100	81
	Duke Energy Progress LLC	3.700%	10/15/46	50	37
	Duke Energy Progress LLC	3.600%	9/15/47	50	36
	Duke Energy Progress LLC	2.900%	8/15/51	434	267
	Duke Energy Progress LLC	5.350%	3/15/53	150	142
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/30	62	58
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	100	80
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/43	100	74
	Edison International	5.750%	6/15/27	25	25
	Edison International	5.250%	3/15/32	450	445
	El Paso Electric Co.	6.000%	5/15/35	250	251
	El Paso Electric Co.	5.000%	12/1/44	75	64
	Emera US Finance LP	3.550%	6/15/26	150	147
	Emera US Finance LP	4.750%	6/15/46	245	203
	Enel Chile SA	4.875%	6/12/28	125	123
	Entergy Arkansas LLC	3.500%	4/1/26	50	49
	Entergy Arkansas LLC	5.450%	6/1/34	50	51
	Entergy Arkansas LLC	2.650%	6/15/51	500	295
	Entergy Arkansas LLC	5.750%	6/1/54	50	49
	Entergy Corp.	2.950%	9/1/26	200	194
	Entergy Corp.	2.800%	6/15/30	100	89
	Entergy Corp.	3.750%	6/15/50	300	213
	Entergy Corp.	7.125%	12/1/54	100	102
	Entergy Louisiana LLC	2.400%	10/1/26	75	72
	Entergy Louisiana LLC	3.120%	9/1/27	100	96
	Entergy Louisiana LLC	3.050%	6/1/31	100	89
	Entergy Louisiana LLC	4.000%	3/15/33	150	137
	Entergy Louisiana LLC	5.350%	3/15/34	50	50
	Entergy Louisiana LLC	5.150%	9/15/34	150	147
	Entergy Louisiana LLC	4.950%	1/15/45	150	132
	Entergy Louisiana LLC	4.200%	9/1/48	167	133
	Entergy Louisiana LLC	4.200%	4/1/50	100	79
	Entergy Louisiana LLC	2.900%	3/15/51	121	74
	Entergy Louisiana LLC	5.700%	3/15/54	250	247
	Entergy Mississippi LLC	2.850%	6/1/28	125	117
	Entergy Mississippi LLC	5.850%	6/1/54	200	201
	Entergy Texas Inc.	4.000%	3/30/29	100	97
	Entergy Texas Inc.	1.750%	3/15/31	500	412
	Entergy Texas Inc.	5.550%	9/15/54	50	48
	Essential Utilities Inc.	4.800%	8/15/27	500	499
	Essential Utilities Inc.	3.566%	5/1/29	75	71
	Essential Utilities Inc.	2.704%	4/15/30	100	89
	Essential Utilities Inc.	4.276%	5/1/49	85	67
	Essential Utilities Inc.	3.351%	4/15/50	200	131
	Evergy Inc.	2.900%	9/15/29	400	364
	Evergy Inc.	6.650%	6/1/55	100	100
	Evergy Kansas Central Inc.	2.550%	7/1/26	150	146
	Evergy Kansas Central Inc.	3.100%	4/1/27	100	97
	Evergy Kansas Central Inc.	4.125%	3/1/42	510	415
	Evergy Kansas Central Inc.	4.100%	4/1/43	100	80
	Evergy Kansas Central Inc.	4.250%	12/1/45	25	20
	Evergy Kansas Central Inc.	3.250%	9/1/49	100	66
	Evergy Metro Inc.	2.250%	6/1/30	100	87
	Evergy Metro Inc.	4.950%	4/15/33	100	98
	Evergy Metro Inc.	5.400%	4/1/34	250	250
	Evergy Metro Inc.	5.300%	10/1/41	100	94
	Evergy Metro Inc.	4.200%	6/15/47	100	79
[5]	Evergy Missouri West Inc.	5.650%	6/1/34	50	50
	Eversource Energy	3.300%	1/15/28	100	95
	Eversource Energy	4.250%	4/1/29	200	193
	Eversource Energy	5.850%	4/15/31	400	410
	Eversource Energy	3.375%	3/1/32	119	104
	Eversource Energy	5.125%	5/15/33	100	97
	Eversource Energy	5.950%	7/15/34	100	103
	Eversource Energy	3.450%	1/15/50	200	137
	Exelon Corp.	3.400%	4/15/26	200	197
	Exelon Corp.	2.750%	3/15/27	250	239
	Exelon Corp.	5.150%	3/15/28	200	201
	Exelon Corp.	5.150%	3/15/29	100	100
	Exelon Corp.	4.050%	4/15/30	250	238

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exelon Corp.	5.450%	3/15/34	100	100
	Exelon Corp.	4.950%	6/15/35	225	213
	Exelon Corp.	5.625%	6/15/35	20	20
	Exelon Corp.	5.100%	6/15/45	145	131
	Exelon Corp.	5.600%	3/15/53	550	530
	FirstEnergy Corp.	3.900%	7/15/27	100	97
	FirstEnergy Corp.	2.250%	9/1/30	150	128
	FirstEnergy Corp.	4.850%	7/15/47	150	127
	FirstEnergy Corp.	3.400%	3/1/50	250	169
[5]	FirstEnergy Transmission LLC	4.550%	1/15/30	100	97
[5]	FirstEnergy Transmission LLC	5.000%	1/15/35	50	48
	Florida Power & Light Co.	4.450%	5/15/26	200	200
	Florida Power & Light Co.	3.300%	5/30/27	50	48
	Florida Power & Light Co.	4.400%	5/15/28	200	198
	Florida Power & Light Co.	5.150%	6/15/29	150	152
	Florida Power & Light Co.	4.625%	5/15/30	200	198
	Florida Power & Light Co.	2.450%	2/3/32	200	169
	Florida Power & Light Co.	5.100%	4/1/33	200	199
	Florida Power & Light Co.	4.800%	5/15/33	200	195
	Florida Power & Light Co.	5.625%	4/1/34	25	26
	Florida Power & Light Co.	5.300%	6/15/34	150	151
	Florida Power & Light Co.	5.960%	4/1/39	325	339
	Florida Power & Light Co.	4.125%	2/1/42	170	142
	Florida Power & Light Co.	4.050%	6/1/42	125	103
	Florida Power & Light Co.	3.700%	12/1/47	150	112
	Florida Power & Light Co.	3.950%	3/1/48	275	216
	Florida Power & Light Co.	3.150%	10/1/49	205	138
	Florida Power & Light Co.	2.875%	12/4/51	500	313
	Fortis Inc.	3.055%	10/4/26	195	189
	Georgia Power Co.	3.250%	4/1/26	100	98
	Georgia Power Co.	5.004%	2/23/27	75	76
	Georgia Power Co.	4.650%	5/16/28	200	199
	Georgia Power Co.	4.550%	3/15/30	500	492
	Georgia Power Co.	4.950%	5/17/33	200	196
	Georgia Power Co.	5.250%	3/15/34	150	149
	Georgia Power Co.	4.750%	9/1/40	175	160
	Georgia Power Co.	4.300%	3/15/43	100	84
	Georgia Power Co.	5.125%	5/15/52	150	139
	Iberdrola International BV	6.750%	7/15/36	75	83
	Idaho Power Co.	5.200%	8/15/34	50	50
	Idaho Power Co.	5.800%	4/1/54	200	200
	Indiana Michigan Power Co.	3.850%	5/15/28	250	242
	Indiana Michigan Power Co.	3.750%	7/1/47	150	111
	Indiana Michigan Power Co.	4.250%	8/15/48	100	79
	Indiana Michigan Power Co.	5.625%	4/1/53	100	97
	Interstate Power & Light Co.	4.100%	9/26/28	125	121
	Interstate Power & Light Co.	3.600%	4/1/29	60	57
	Interstate Power & Light Co.	2.300%	6/1/30	100	86
	Interstate Power & Light Co.	4.950%	9/30/34	50	48
	Interstate Power & Light Co.	6.250%	7/15/39	50	53
	Interstate Power & Light Co.	3.700%	9/15/46	75	55
	Interstate Power & Light Co.	5.450%	9/30/54	100	95
	IPALCO Enterprises Inc.	5.750%	4/1/34	100	100
	ITC Holdings Corp.	3.350%	11/15/27	100	96
	ITC Holdings Corp.	5.300%	7/1/43	200	183
[5]	Jersey Central Power & Light Co.	5.100%	1/15/35	50	49
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	59	55
[2]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	200	192
	Kentucky Utilities Co.	5.125%	11/1/40	125	118
	Kentucky Utilities Co.	4.375%	10/1/45	100	83
	Kentucky Utilities Co.	3.300%	6/1/50	200	134
	Louisville Gas & Electric Co.	4.250%	4/1/49	170	135
	MidAmerican Energy Co.	3.100%	5/1/27	150	145
	MidAmerican Energy Co.	3.650%	4/15/29	200	191
	MidAmerican Energy Co.	6.750%	12/30/31	125	138
	MidAmerican Energy Co.	5.750%	11/1/35	125	129
	MidAmerican Energy Co.	4.800%	9/15/43	100	90
	MidAmerican Energy Co.	3.950%	8/1/47	100	78
	MidAmerican Energy Co.	3.650%	8/1/48	125	93
	MidAmerican Energy Co.	4.250%	7/15/49	200	162

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
MidAmerican Energy Co.	5.850%	9/15/54	300	305
MidAmerican Energy Co.	5.300%	2/1/55	125	118
Mississippi Power Co.	4.250%	3/15/42	100	83
National Fuel Gas Co.	5.500%	1/15/26	50	50
National Fuel Gas Co.	4.750%	9/1/28	50	49
National Fuel Gas Co.	2.950%	3/1/31	100	86
National Grid plc	5.809%	6/12/33	200	204
National Grid plc	5.418%	1/11/34	150	149
National Grid USA	5.803%	4/1/35	50	50
National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	95
National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	100	101
National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	100	99
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	144
National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	97
National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	75	75
National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	300	287
National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	200	202
National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	88
National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	75	75
National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	80
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	189
National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	53	49
National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	100	98
National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	74
National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	150	122
National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	81
Nevada Power Co.	3.700%	5/1/29	200	191
Nevada Power Co.	2.400%	5/1/30	75	66
Nevada Power Co.	6.750%	7/1/37	75	82
Nevada Power Co.	3.125%	8/1/50	150	96
Nevada Power Co.	6.000%	3/15/54	100	102
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	244
NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	232	232
NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	222	222
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	300	272
NextEra Energy Capital Holdings Inc.	4.900%	3/15/29	150	150
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	94
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	91
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	433
NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	179	176
NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	214	210
NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	200	198
NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	204	187
NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	150	144
NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	225	231
NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	200	203
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	120
NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	98
NiSource Inc.	3.490%	5/15/27	250	243
NiSource Inc.	5.250%	3/30/28	200	202
NiSource Inc.	5.200%	7/1/29	150	151
NiSource Inc.	2.950%	9/1/29	200	183
NiSource Inc.	3.600%	5/1/30	200	186
NiSource Inc.	1.700%	2/15/31	300	245
NiSource Inc.	5.350%	4/1/34	200	198
NiSource Inc.	5.950%	6/15/41	77	78
NiSource Inc.	5.650%	2/1/45	100	98
NiSource Inc.	4.375%	5/15/47	250	204
NiSource Inc.	5.000%	6/15/52	63	56
NiSource Inc.	6.375%	3/31/55	100	100
Northern States Power Co.	6.250%	6/1/36	75	81
Northern States Power Co.	6.200%	7/1/37	50	53
Northern States Power Co.	5.350%	11/1/39	175	172
Northern States Power Co.	3.400%	8/15/42	105	80
Northern States Power Co.	4.000%	8/15/45	50	40
Northern States Power Co.	2.900%	3/1/50	250	160
Northern States Power Co.	2.600%	6/1/51	63	38
Northern States Power Co.	5.100%	5/15/53	150	139
Northern States Power Co.	5.400%	3/15/54	200	193
Northern States Power Co.	5.650%	6/15/54	200	200

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NorthWestern Corp.	4.176%	11/15/44	115	92
	NSTAR Electric Co.	3.200%	5/15/27	125	121
	NSTAR Electric Co.	3.250%	5/15/29	50	47
	NSTAR Electric Co.	5.400%	6/1/34	100	101
	NSTAR Electric Co.	5.500%	3/15/40	75	74
	NSTAR Electric Co.	4.950%	9/15/52	74	66
	OGE Energy Corp.	5.450%	5/15/29	50	51
	Oglethorpe Power Corp.	5.950%	11/1/39	50	50
	Oglethorpe Power Corp.	5.375%	11/1/40	275	260
	Oglethorpe Power Corp.	6.200%	12/1/53	150	154
[5]	Oglethorpe Power Corp.	5.800%	6/1/54	75	73
	Ohio Edison Co.	6.875%	7/15/36	100	110
	Ohio Power Co.	5.650%	6/1/34	50	50
	Ohio Power Co.	4.150%	4/1/48	100	76
	Ohio Power Co.	4.000%	6/1/49	190	142
	Ohio Power Co.	2.900%	10/1/51	225	135
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	75	72
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	100	92
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	100	92
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	80	81
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	50	39
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	75	56
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	150	146
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	48
[5]	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	100	99
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	200	180
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	56
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	200	205
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	147
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	121
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	66
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	35
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	77
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	38
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	151
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	250	147
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	59
[5]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	400	389
	ONE Gas Inc.	5.100%	4/1/29	100	101
	ONE Gas Inc.	2.000%	5/15/30	100	86
	ONE Gas Inc.	4.658%	2/1/44	125	109
	ONE Gas Inc.	4.500%	11/1/48	75	62
	Pacific Gas & Electric Co.	3.150%	1/1/26	300	295
	Pacific Gas & Electric Co.	3.300%	3/15/27	500	483
	Pacific Gas & Electric Co.	3.300%	12/1/27	800	764
	Pacific Gas & Electric Co.	3.000%	6/15/28	200	187
	Pacific Gas & Electric Co.	3.750%	7/1/28	300	287
	Pacific Gas & Electric Co.	6.100%	1/15/29	245	253
	Pacific Gas & Electric Co.	5.550%	5/15/29	200	203
	Pacific Gas & Electric Co.	4.550%	7/1/30	700	678
	Pacific Gas & Electric Co.	2.500%	2/1/31	1,000	856
	Pacific Gas & Electric Co.	4.400%	3/1/32	81	76
	Pacific Gas & Electric Co.	5.900%	6/15/32	200	205
	Pacific Gas & Electric Co.	6.150%	1/15/33	200	208
	Pacific Gas & Electric Co.	6.400%	6/15/33	46	49
	Pacific Gas & Electric Co.	6.950%	3/15/34	150	165
	Pacific Gas & Electric Co.	4.500%	7/1/40	500	431
	Pacific Gas & Electric Co.	4.750%	2/15/44	500	426
	Pacific Gas & Electric Co.	4.300%	3/15/45	200	159
	Pacific Gas & Electric Co.	3.950%	12/1/47	200	149
	Pacific Gas & Electric Co.	4.950%	7/1/50	575	498
	Pacific Gas & Electric Co.	3.500%	8/1/50	500	343
	Pacific Gas & Electric Co.	6.700%	4/1/53	200	217
	Pacific Gas & Electric Co.	5.900%	10/1/54	300	297
	PacifiCorp	3.500%	6/15/29	200	188
	PacifiCorp	2.700%	9/15/30	50	44
	PacifiCorp	5.300%	2/15/31	48	48
	PacifiCorp	7.700%	11/15/31	250	284
	PacifiCorp	5.450%	2/15/34	100	99
	PacifiCorp	5.250%	6/15/35	56	55

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PacifiCorp	6.100%	8/1/36	100	104
	PacifiCorp	6.250%	10/15/37	125	131
	PacifiCorp	6.350%	7/15/38	75	78
	PacifiCorp	6.000%	1/15/39	116	118
	PacifiCorp	4.100%	2/1/42	56	45
	PacifiCorp	4.125%	1/15/49	50	39
	PacifiCorp	4.150%	2/15/50	150	116
	PacifiCorp	3.300%	3/15/51	100	65
	PacifiCorp	5.350%	12/1/53	100	92
	PacifiCorp	5.500%	5/15/54	200	187
	PacifiCorp	5.800%	1/15/55	250	243
	PECO Energy Co.	4.900%	6/15/33	400	393
	PECO Energy Co.	3.900%	3/1/48	75	58
	PECO Energy Co.	2.800%	6/15/50	200	124
	PECO Energy Co.	5.250%	9/15/54	50	47
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	100	78
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	100	70
	PG&E Recovery Funding LLC	4.838%	6/1/35	150	149
	PG&E Recovery Funding LLC	5.256%	1/15/40	280	279
	PG&E Recovery Funding LLC	5.231%	6/1/42	150	149
	PG&E Recovery Funding LLC	5.536%	7/15/49	90	90
	PG&E Recovery Funding LLC	5.529%	6/1/51	150	149
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/32	106	102
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/33	39	38
[2]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/38	100	94
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/39	75	72
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/43	75	73
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	250	217
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	200	191
[2]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/53	100	89
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	75	71
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	104
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	75	75
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	100	97
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	43
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	54
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	200	132
	Potomac Electric Power Co.	5.200%	3/15/34	50	50
	Potomac Electric Power Co.	6.500%	11/15/37	250	274
	Potomac Electric Power Co.	4.150%	3/15/43	150	124
	Potomac Electric Power Co.	5.500%	3/15/54	50	48
	PPL Capital Funding Inc.	3.100%	5/15/26	100	98
	PPL Electric Utilities Corp.	5.000%	5/15/33	200	198
	PPL Electric Utilities Corp.	4.850%	2/15/34	97	94
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	108
	PPL Electric Utilities Corp.	4.150%	10/1/45	155	127
	PPL Electric Utilities Corp.	3.950%	6/1/47	75	59
	Progress Energy Inc.	7.000%	10/30/31	119	132
	Public Service Co. of Colorado	3.700%	6/15/28	75	72
	Public Service Co. of Colorado	1.900%	1/15/31	100	83
	Public Service Co. of Colorado	1.875%	6/15/31	100	82
	Public Service Co. of Colorado	4.100%	6/1/32	50	47
	Public Service Co. of Colorado	5.350%	5/15/34	100	100
	Public Service Co. of Colorado	4.100%	6/15/48	75	58
	Public Service Co. of Colorado	2.700%	1/15/51	100	59
	Public Service Co. of Colorado	5.250%	4/1/53	200	186
	Public Service Co. of Colorado	5.750%	5/15/54	200	200
	Public Service Co. of New Hampshire	3.600%	7/1/49	75	54
	Public Service Co. of New Hampshire	5.150%	1/15/53	54	50
	Public Service Co. of Oklahoma	5.250%	1/15/33	85	84
	Public Service Co. of Oklahoma	5.200%	1/15/35	100	97
	Public Service Electric & Gas Co.	2.250%	9/15/26	250	241
	Public Service Electric & Gas Co.	3.000%	5/15/27	75	72
	Public Service Electric & Gas Co.	3.200%	5/15/29	70	66
	Public Service Electric & Gas Co.	2.450%	1/15/30	50	45
	Public Service Electric & Gas Co.	5.200%	3/1/34	100	100
	Public Service Electric & Gas Co.	4.850%	8/1/34	400	389
	Public Service Electric & Gas Co.	3.800%	3/1/46	250	193
	Public Service Electric & Gas Co.	3.850%	5/1/49	200	153
	Public Service Electric & Gas Co.	3.150%	1/1/50	200	134

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Public Service Electric & Gas Co.	2.050%	8/1/50	500	263
Public Service Electric & Gas Co.	5.450%	3/1/54	150	145
Public Service Electric & Gas Co.	5.300%	8/1/54	250	237
Public Service Enterprise Group Inc.	5.875%	10/15/28	100	103
Public Service Enterprise Group Inc.	5.200%	4/1/29	200	202
Public Service Enterprise Group Inc.	1.600%	8/15/30	500	416
Puget Energy Inc.	4.100%	6/15/30	100	94
Puget Sound Energy Inc.	5.330%	6/15/34	100	99
Puget Sound Energy Inc.	6.274%	3/15/37	125	132
Puget Sound Energy Inc.	5.757%	10/1/39	125	126
Puget Sound Energy Inc.	4.300%	5/20/45	100	81
Puget Sound Energy Inc.	4.223%	6/15/48	125	100
Puget Sound Energy Inc.	3.250%	9/15/49	90	60
Puget Sound Energy Inc.	5.685%	6/15/54	50	49
San Diego Gas & Electric Co.	2.500%	5/15/26	250	243
San Diego Gas & Electric Co.	1.700%	10/1/30	500	419
San Diego Gas & Electric Co.	3.000%	3/15/32	200	174
San Diego Gas & Electric Co.	4.500%	8/15/40	100	89
San Diego Gas & Electric Co.	3.750%	6/1/47	75	56
San Diego Gas & Electric Co.	3.320%	4/15/50	100	67
San Diego Gas & Electric Co.	3.700%	3/15/52	100	72
San Diego Gas & Electric Co.	5.350%	4/1/53	150	141
San Diego Gas & Electric Co.	5.550%	4/15/54	250	242
SCE Recovery Funding LLC	4.697%	6/15/42	69	67
SCE Recovery Funding LLC	2.943%	11/15/44	50	40
SCE Recovery Funding LLC	3.240%	11/15/48	50	36
SCE Recovery Funding LLC	5.112%	12/14/49	50	47
Sempra	3.250%	6/15/27	150	144
Sempra	3.400%	2/1/28	200	191
Sempra	3.800%	2/1/38	200	165
Sempra	6.000%	10/15/39	150	153
Sempra	4.000%	2/1/48	175	132
Sempra	4.125%	4/1/52	200	192
Sempra	6.400%	10/1/54	150	149
Sempra	6.875%	10/1/54	250	253
Sempra	6.550%	4/1/55	150	149
Sempra	6.625%	4/1/55	100	100
Sierra Pacific Power Co.	2.600%	5/1/26	100	97
Southern California Edison Co.	5.350%	3/1/26	200	201
Southern California Edison Co.	4.400%	9/6/26	100	100
Southern California Edison Co.	3.650%	3/1/28	100	96
Southern California Edison Co.	5.300%	3/1/28	200	202
Southern California Edison Co.	4.200%	3/1/29	75	73
Southern California Edison Co.	6.650%	4/1/29	75	79
Southern California Edison Co.	5.150%	6/1/29	200	201
Southern California Edison Co.	2.850%	8/1/29	275	251
Southern California Edison Co.	2.250%	6/1/30	300	260
Southern California Edison Co.	2.500%	6/1/31	200	171
Southern California Edison Co.	5.450%	6/1/31	200	203
Southern California Edison Co.	2.750%	2/1/32	130	111
Southern California Edison Co.	5.200%	6/1/34	200	198
Southern California Edison Co.	5.750%	4/1/35	75	77
Southern California Edison Co.	5.350%	7/15/35	200	198
Southern California Edison Co.	5.625%	2/1/36	125	125
Southern California Edison Co.	5.500%	3/15/40	100	97
Southern California Edison Co.	4.500%	9/1/40	275	240
Southern California Edison Co.	4.050%	3/15/42	208	168
Southern California Edison Co.	4.000%	4/1/47	335	258
Southern California Edison Co.	4.125%	3/1/48	100	78
Southern California Edison Co.	4.875%	3/1/49	100	87
Southern California Edison Co.	3.650%	6/1/51	200	141
Southern California Edison Co.	3.450%	2/1/52	200	135
Southern California Gas Co.	2.600%	6/15/26	405	394
Southern California Gas Co.	2.950%	4/15/27	200	192
Southern California Gas Co.	2.550%	2/1/30	150	134
Southern California Gas Co.	5.050%	9/1/34	100	98
Southern California Gas Co.	3.750%	9/15/42	75	58
Southern California Gas Co.	4.125%	6/1/48	75	59
Southern California Gas Co.	3.950%	2/15/50	70	53
Southern California Gas Co.	6.350%	11/15/52	300	322

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Southern California Gas Co.	5.750%	6/1/53	100	99
Southern California Gas Co.	5.600%	4/1/54	50	49
Southern Co.	3.250%	7/1/26	350	343
Southern Co.	5.113%	8/1/27	200	202
Southern Co.	1.750%	3/15/28	300	272
Southern Co.	4.850%	6/15/28	200	200
Southern Co.	5.500%	3/15/29	150	153
Southern Co.	5.700%	10/15/32	90	92
Southern Co.	4.850%	3/15/35	500	477
Southern Co.	4.250%	7/1/36	200	180
Southern Co.	4.000%	1/15/51	300	293
Southern Co.	3.750%	9/15/51	200	191
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	73
Southern Co. Gas Capital Corp.	1.750%	1/15/31	89	73
Southern Co. Gas Capital Corp.	5.150%	9/15/32	90	90
Southern Co. Gas Capital Corp.	4.950%	9/15/34	150	145
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	76
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	42
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	77
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	82
Southern Power Co.	5.150%	9/15/41	100	93
Southern Power Co.	5.250%	7/15/43	50	46
Southern Power Co.	4.950%	12/15/46	75	65
Southwest Gas Corp.	3.700%	4/1/28	50	48
Southwest Gas Corp.	4.050%	3/15/32	200	186
Southwest Gas Corp.	3.800%	9/29/46	75	55
Southwest Gas Corp.	4.150%	6/1/49	25	19
Southwestern Electric Power Co.	2.750%	10/1/26	445	429
Southwestern Electric Power Co.	4.100%	9/15/28	100	97
Southwestern Electric Power Co.	6.200%	3/15/40	75	77
Southwestern Electric Power Co.	3.900%	4/1/45	100	74
Southwestern Electric Power Co.	3.850%	2/1/48	175	126
Southwestern Electric Power Co.	3.250%	11/1/51	200	127
Southwestern Public Service Co.	4.500%	8/15/41	100	86
Southwestern Public Service Co.	3.700%	8/15/47	75	54
Southwestern Public Service Co.	4.400%	11/15/48	75	61
Southwestern Public Service Co.	3.750%	6/15/49	75	54
Southwestern Public Service Co.	3.150%	5/1/50	100	65
Southwestern Public Service Co.	6.000%	6/1/54	200	202
Spire Missouri Inc.	5.150%	8/15/34	50	50
System Energy Resources Inc.	5.300%	12/15/34	50	49
Tampa Electric Co.	4.300%	6/15/48	75	60
Tampa Electric Co.	4.450%	6/15/49	125	103
Tampa Electric Co.	3.625%	6/15/50	50	36
Tampa Electric Co.	5.000%	7/15/52	100	89
Toledo Edison Co.	6.150%	5/15/37	75	79
Tucson Electric Power Co.	5.200%	9/15/34	50	49
Tucson Electric Power Co.	5.500%	4/15/53	66	63
Union Electric Co.	2.950%	6/15/27	72	69
Union Electric Co.	2.950%	3/15/30	350	318
Union Electric Co.	2.150%	3/15/32	200	164
Union Electric Co.	5.200%	4/1/34	250	248
Union Electric Co.	8.450%	3/15/39	150	190
Union Electric Co.	3.650%	4/15/45	125	94
Union Electric Co.	4.000%	4/1/48	175	135
Union Electric Co.	3.250%	10/1/49	175	120
Union Electric Co.	3.900%	4/1/52	100	76
Union Electric Co.	5.250%	1/15/54	150	140
Union Electric Co.	5.125%	3/15/55	50	46
Virginia Electric & Power Co.	2.950%	11/15/26	276	268
Virginia Electric & Power Co.	3.500%	3/15/27	250	244
Virginia Electric & Power Co.	3.800%	4/1/28	150	145
Virginia Electric & Power Co.	2.875%	7/15/29	275	253
Virginia Electric & Power Co.	2.300%	11/15/31	200	167
Virginia Electric & Power Co.	2.400%	3/30/32	200	167
Virginia Electric & Power Co.	5.000%	4/1/33	200	196
Virginia Electric & Power Co.	5.050%	8/15/34	50	49
Virginia Electric & Power Co.	6.000%	1/15/36	125	129
Virginia Electric & Power Co.	6.000%	5/15/37	150	155
Virginia Electric & Power Co.	6.350%	11/30/37	50	53

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	4.000%	1/15/43	90	72
	Virginia Electric & Power Co.	4.450%	2/15/44	125	106
	Virginia Electric & Power Co.	4.200%	5/15/45	75	60
	Virginia Electric & Power Co.	4.000%	11/15/46	100	77
	Virginia Electric & Power Co.	3.800%	9/15/47	100	75
	Virginia Electric & Power Co.	4.600%	12/1/48	175	147
	Virginia Electric & Power Co.	3.300%	12/1/49	98	66
	Virginia Electric & Power Co.	2.450%	12/15/50	110	62
	Virginia Electric & Power Co.	2.950%	11/15/51	200	124
	Virginia Electric & Power Co.	5.450%	4/1/53	200	190
	Virginia Electric & Power Co.	5.550%	8/15/54	50	48
[2]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	21	21
[2]	Virginia Power Fuel Securitization LLC	4.877%	5/1/33	150	150
	Washington Gas Light Co.	3.796%	9/15/46	100	75
	Washington Gas Light Co.	3.650%	9/15/49	30	21
	WEC Energy Group Inc.	1.375%	10/15/27	500	456
	WEC Energy Group Inc.	4.750%	1/15/28	250	250
	WEC Energy Group Inc.	2.200%	12/15/28	200	180
	Wisconsin Electric Power Co.	5.000%	5/15/29	100	101
	Wisconsin Electric Power Co.	4.750%	9/30/32	90	89
	Wisconsin Electric Power Co.	4.600%	10/1/34	50	48
	Wisconsin Electric Power Co.	4.300%	10/15/48	100	82
	Wisconsin Electric Power Co.	5.050%	10/1/54	100	91
	Wisconsin Power & Light Co.	5.375%	3/30/34	50	50
	Wisconsin Power & Light Co.	6.375%	8/15/37	100	106
	Wisconsin Power & Light Co.	3.650%	4/1/50	50	36
	Wisconsin Public Service Corp.	4.550%	12/1/29	50	49
	Wisconsin Public Service Corp.	3.300%	9/1/49	125	86
	Xcel Energy Inc.	3.350%	12/1/26	75	73
	Xcel Energy Inc.	1.750%	3/15/27	200	187
	Xcel Energy Inc.	4.000%	6/15/28	75	73
	Xcel Energy Inc.	2.600%	12/1/29	200	179
	Xcel Energy Inc.	3.400%	6/1/30	250	229
	Xcel Energy Inc.	4.600%	6/1/32	200	190
	Xcel Energy Inc.	5.450%	8/15/33	250	248
	Xcel Energy Inc.	5.500%	3/15/34	200	199
	Xcel Energy Inc.	3.500%	12/1/49	100	69
					115,388
Total Corporate Bonds (Cost $1,308,212)					1,190,818
Sovereign Bonds (3.2%)
	African Development Bank	0.875%	3/23/26	600	575
	African Development Bank	0.875%	7/22/26	400	379
	African Development Bank	4.625%	1/4/27	300	301
	African Development Bank	4.125%	2/25/27	600	597
	African Development Bank	4.375%	11/3/27	500	500
	African Development Bank	4.375%	3/14/28	375	375
	African Development Bank	3.500%	9/18/29	375	360
	African Development Bank	5.750%	Perpetual	200	192
	Asian Development Bank	4.250%	1/9/26	800	799
	Asian Development Bank	0.500%	2/4/26	850	815
	Asian Development Bank	2.000%	4/24/26	100	97
	Asian Development Bank	4.875%	5/21/26	572	576
	Asian Development Bank	2.625%	1/12/27	200	193
	Asian Development Bank	4.125%	1/12/27	500	498
	Asian Development Bank	1.500%	1/20/27	1,125	1,062
	Asian Development Bank	2.375%	8/10/27	275	262
	Asian Development Bank	6.220%	8/15/27	100	104
	Asian Development Bank	3.125%	8/20/27	725	703
	Asian Development Bank	2.500%	11/2/27	673	640
	Asian Development Bank	3.750%	4/25/28	525	515
	Asian Development Bank	1.250%	6/9/28	210	189
	Asian Development Bank	5.820%	6/16/28	148	154
	Asian Development Bank	4.500%	8/25/28	625	628
	Asian Development Bank	3.125%	9/26/28	130	125
	Asian Development Bank	4.375%	3/6/29	500	499
	Asian Development Bank	3.625%	8/28/29	540	521
	Asian Development Bank	1.750%	9/19/29	200	177
	Asian Development Bank	1.875%	1/24/30	200	177

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Asian Development Bank	0.750%	10/8/30	500	406
	Asian Development Bank	1.500%	3/4/31	500	418
	Asian Development Bank	3.125%	4/27/32	400	364
	Asian Development Bank	3.875%	9/28/32	225	215
	Asian Development Bank	4.000%	1/12/33	380	364
	Asian Development Bank	3.875%	6/14/33	425	402
	Asian Development Bank	4.125%	1/12/34	500	480
	Asian Infrastructure Investment Bank	3.375%	6/29/25	200	199
	Asian Infrastructure Investment Bank	0.500%	1/27/26	600	576
	Asian Infrastructure Investment Bank	4.875%	9/14/26	300	303
	Asian Infrastructure Investment Bank	4.000%	1/18/28	450	445
	Asian Infrastructure Investment Bank	4.125%	1/18/29	300	296
	Asian Infrastructure Investment Bank	4.250%	3/13/34	150	145
	Canada	0.750%	5/19/26	800	762
	Canada	3.750%	4/26/28	525	516
	Canada	4.625%	4/30/29	355	358
	Corp. Andina de Fomento	4.750%	4/1/26	130	130
	Corp. Andina de Fomento	2.250%	2/8/27	210	200
	Corp. Andina de Fomento	6.000%	4/26/27	200	206
	Corp. Andina de Fomento	4.125%	1/7/28	50	49
	Council of Europe Development Bank	3.750%	5/25/26	250	248
	Council of Europe Development Bank	0.875%	9/22/26	200	189
	Council of Europe Development Bank	3.625%	1/26/28	280	274
	Council of Europe Development Bank	4.125%	1/24/29	100	99
	Council Of Europe Development Bank	4.625%	6/11/27	124	125
	European Bank for Reconstruction & Development	0.500%	1/28/26	500	480
	European Bank for Reconstruction & Development	4.375%	3/9/28	400	400
	European Bank for Reconstruction & Development	4.125%	1/25/29	800	790
	European Bank for Reconstruction & Development	4.250%	3/13/34	200	193
	European Investment Bank	0.375%	3/26/26	1,000	953
	European Investment Bank	0.750%	10/26/26	450	422
	European Investment Bank	1.375%	3/15/27	600	563
	European Investment Bank	4.375%	3/19/27	725	725
	European Investment Bank	2.375%	5/24/27	225	215
	European Investment Bank	0.625%	10/21/27	500	451
	European Investment Bank	3.250%	11/15/27	500	485
	European Investment Bank	3.875%	3/15/28	1,100	1,084
	European Investment Bank	4.500%	10/16/28	600	603
	European Investment Bank	4.000%	2/15/29	500	492
	European Investment Bank	4.750%	6/15/29	875	885
	European Investment Bank	1.625%	10/9/29	125	110
	European Investment Bank	3.750%	11/15/29	880	853
	European Investment Bank	0.875%	5/17/30	200	166
	European Investment Bank	3.625%	7/15/30	800	767
	European Investment Bank	0.750%	9/23/30	500	407
	European Investment Bank	3.750%	2/14/33	425	400
	European Investment Bank	4.125%	2/13/34	775	743
	European Investment Bank	4.875%	2/15/36	325	329
[6]	Export Development Canada	4.375%	6/29/26	550	550
[6]	Export Development Canada	3.000%	5/25/27	450	436
[6]	Export Development Canada	3.750%	9/7/27	440	433
[6]	Export Development Canada	3.875%	2/14/28	400	394
[6]	Export Development Canada	4.125%	2/13/29	600	592
[6]	Export Development Canada	4.750%	6/5/34	175	176
	Export-Import Bank of Korea	2.625%	5/26/26	200	194
	Export-Import Bank of Korea	4.625%	1/11/27	200	200
	Export-Import Bank of Korea	1.625%	1/18/27	200	189
	Export-Import Bank of Korea	4.000%	9/11/27	200	197
	Export-Import Bank of Korea	4.250%	9/15/27	200	199
	Export-Import Bank of Korea	4.000%	9/11/29	200	193
	Export-Import Bank of Korea	1.250%	9/21/30	500	411
	Export-Import Bank of Korea	2.125%	1/18/32	200	165
	Export-Import Bank of Korea	5.125%	1/11/33	200	200
	Export-Import Bank of Korea	5.125%	9/18/33	200	200
	Export-Import Bank of Korea	2.500%	6/29/41	70	49
	Inter-American Development Bank	0.875%	4/20/26	500	478
	Inter-American Development Bank	4.500%	5/15/26	475	476
	Inter-American Development Bank	2.000%	6/2/26	750	726
	Inter-American Development Bank	2.000%	7/23/26	100	96
	Inter-American Development Bank	4.375%	2/1/27	400	400

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Development Bank	2.375%	7/7/27	450	429
	Inter-American Development Bank	0.625%	9/16/27	800	725
	Inter-American Development Bank	4.000%	1/12/28	920	910
	Inter-American Development Bank	1.125%	7/20/28	300	268
	Inter-American Development Bank	3.125%	9/18/28	875	838
	Inter-American Development Bank	4.125%	2/15/29	500	494
	Inter-American Development Bank	1.125%	1/13/31	350	287
	Inter-American Development Bank	3.625%	9/17/31	875	827
	Inter-American Development Bank	3.500%	4/12/33	400	368
	Inter-American Development Bank	4.500%	9/13/33	500	494
	Inter-American Development Bank	4.375%	7/17/34	349	340
	Inter-American Development Bank	3.875%	10/28/41	200	174
	Inter-American Development Bank	3.200%	8/7/42	100	79
	Inter-American Investment Corp.	3.625%	2/17/27	50	49
	Inter-American Investment Corp.	4.125%	2/15/28	250	248
	Inter-American Investment Corp.	4.750%	9/19/28	100	101
	Inter-American Investment Corp.	4.250%	2/14/29	175	173
	International Bank for Reconstruction & Development	4.750%	4/10/26	600	603
	International Bank for Reconstruction & Development	0.875%	7/15/26	525	498
	International Bank for Reconstruction & Development	4.000%	8/27/26	144	143
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	333
	International Bank for Reconstruction & Development	0.750%	11/24/27	900	813
	International Bank for Reconstruction & Development	3.500%	7/12/28	875	850
	International Bank for Reconstruction & Development	4.625%	8/1/28	775	782
	International Bank for Reconstruction & Development	1.125%	9/13/28	1,500	1,336
	International Bank for Reconstruction & Development	3.625%	9/21/29	775	748
	International Bank for Reconstruction & Development	3.875%	10/16/29	918	895
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	177
	International Bank for Reconstruction & Development	3.875%	2/14/30	650	632
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	332
	International Bank for Reconstruction & Development	4.000%	7/25/30	625	610
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	651
	International Bank for Reconstruction & Development	4.000%	1/10/31	400	388
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	536
	International Bank for Reconstruction & Development	4.500%	4/10/31	925	921
	International Bank for Reconstruction & Development	1.625%	11/3/31	1,500	1,242
	International Bank for Reconstruction & Development	2.500%	3/29/32	200	175
	International Bank for Reconstruction & Development	4.750%	11/14/33	300	302
	International Bank for Reconstruction & Development	3.875%	8/28/34	513	481
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	250
	International Finance Corp.	2.125%	4/7/26	600	583
	International Finance Corp.	4.375%	1/15/27	175	175
	International Finance Corp.	4.500%	7/13/28	175	176
	International Finance Corp.	4.250%	7/2/29	700	694
[7]	Israel Government Aid Bond	5.500%	9/18/33	100	104
[8]	Japan Bank for International Cooperation	2.750%	1/21/26	442	433
[8]	Japan Bank for International Cooperation	4.250%	1/26/26	470	468
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	200	194
[8]	Japan Bank for International Cooperation	4.250%	4/27/26	250	249
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	200	192
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	200	192
[8]	Japan Bank for International Cooperation	4.625%	7/22/27	1,000	1,001
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	800	761
[8]	Japan Bank for International Cooperation	4.625%	7/19/28	125	125
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	300	287
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	350	337
[8]	Japan Bank for International Cooperation	2.125%	2/16/29	420	380
[8]	Japan Bank for International Cooperation	1.250%	1/21/31	500	409
[8]	Japan Bank for International Cooperation	4.375%	1/24/31	200	196
[8]	Japan Bank for International Cooperation	4.625%	4/17/34	200	197
[8]	Japan International Cooperation Agency	2.750%	4/27/27	300	288
[8]	Japan International Cooperation Agency	3.250%	5/25/27	200	194
[8]	Japan International Cooperation Agency	4.000%	5/23/28	150	147
[8]	Japan International Cooperation Agency	4.750%	5/21/29	98	98
[8]	Japan International Cooperation Agency	1.750%	4/28/31	200	167
[9]	KFW	0.625%	1/22/26	1,000	961
[9]	KFW	5.000%	3/16/26	1,600	1,611
[9]	KFW	3.625%	4/1/26	575	570
[9]	KFW	4.625%	8/7/26	700	703
[9]	KFW	1.000%	10/1/26	1,000	945

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	KFW	4.375%	3/1/27	625	625
[9]	KFW	3.000%	5/20/27	560	543
[9]	KFW	3.500%	8/27/27	425	416
[9]	KFW	3.750%	2/15/28	800	786
[9]	KFW	2.875%	4/3/28	500	478
[9]	KFW	3.875%	6/15/28	750	740
[9]	KFW	4.000%	3/15/29	200	197
[9]	KFW	1.750%	9/14/29	175	155
[9]	KFW	4.750%	10/29/30	275	279
[9]	KFW	4.125%	7/15/33	700	675
[9]	KFW	4.375%	2/28/34	275	269
[9]	KFW	0.000%	4/18/36	400	234
[9]	KFW	0.000%	6/29/37	200	110
	Korea Development Bank	5.375%	10/23/26	200	202
	Korea Development Bank	4.625%	2/15/27	200	201
	Korea Development Bank	1.375%	4/25/27	200	186
	Korea Development Bank	4.125%	10/16/27	200	198
	Korea Development Bank	4.375%	2/15/28	450	444
	Korea Development Bank	1.625%	1/19/31	400	329
	Korea Development Bank	4.375%	2/15/33	450	428
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	264
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	237
[9]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	275	271
[9]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	240	241
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	410
[9]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	200	205
	Nordic Investment Bank	0.500%	1/21/26	200	192
	Nordic Investment Bank	4.375%	3/14/28	450	450
	Nordic Investment Bank	4.250%	2/28/29	225	223
[10]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	140	139
[10]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	500	479
[10]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	140	141
[10]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	336	338
[10]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	400	392
[10]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	250	249
[10]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	100	99
[10]	Oesterreichische Kontrollbank AG	3.750%	9/5/29	200	194
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	150	149
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	468	454
	Oriental Republic of Uruguay	5.750%	10/28/34	463	476
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	195	227
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	200	167
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	695	637
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	370	327
[2]	Oriental Republic of Uruguay	5.250%	9/10/60	230	209
	Province of Alberta	3.300%	3/15/28	250	241
	Province of Alberta	4.500%	6/26/29	229	228
	Province of Alberta	1.300%	7/22/30	500	418
	Province of Alberta	4.500%	1/24/34	200	193
	Province of British Columbia	2.250%	6/2/26	300	291
	Province of British Columbia	0.900%	7/20/26	300	284
	Province of British Columbia	4.800%	11/15/28	200	202
	Province of British Columbia	4.900%	4/24/29	600	606
	Province of British Columbia	4.200%	7/6/33	250	238
	Province of British Columbia	4.750%	6/12/34	544	535
	Province of Manitoba	2.125%	6/22/26	90	87
	Province of Manitoba	1.500%	10/25/28	350	314
	Province of Manitoba	4.300%	7/27/33	250	239
	Province of Manitoba	4.900%	5/31/34	156	155
	Province of New Brunswick	3.625%	2/24/28	105	102
	Province of Ontario	2.500%	4/27/26	250	244
	Province of Ontario	2.300%	6/15/26	900	873
	Province of Ontario	3.100%	5/19/27	600	582
	Province of Ontario	4.200%	1/18/29	350	345
	Province of Ontario	3.700%	9/17/29	500	481
	Province of Ontario	2.000%	10/2/29	585	520
	Province of Ontario	1.125%	10/7/30	500	411
	Province of Ontario	1.600%	2/25/31	600	500
	Province of Ontario	1.800%	10/14/31	200	166
	Province of Ontario	5.050%	4/24/34	321	323

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Quebec	2.500%	4/20/26	200	195
	Province of Quebec	2.750%	4/12/27	850	818
	Province of Quebec	3.625%	4/13/28	250	243
	Province of Quebec	4.500%	4/3/29	440	438
	Province of Quebec	7.500%	9/15/29	475	531
	Province of Quebec	1.350%	5/28/30	400	337
	Province of Quebec	1.900%	4/21/31	1,200	1,015
	Province of Quebec	4.500%	9/8/33	275	267
	Republic of Chile	3.125%	1/21/26	485	475
	Republic of Chile	2.750%	1/31/27	250	238
	Republic of Chile	3.240%	2/6/28	460	435
	Republic of Chile	4.850%	1/22/29	200	198
	Republic of Chile	2.450%	1/31/31	200	171
	Republic of Chile	2.550%	1/27/32	200	168
	Republic of Chile	2.550%	7/27/33	400	322
	Republic of Chile	3.500%	1/31/34	600	517
	Republic of Chile	4.950%	1/5/36	200	189
	Republic of Chile	3.100%	5/7/41	300	215
	Republic of Chile	4.340%	3/7/42	400	336
	Republic of Chile	3.500%	1/25/50	275	190
	Republic of Chile	4.000%	1/31/52	200	149
	Republic of Chile	5.330%	1/5/54	200	185
	Republic of Chile	3.100%	1/22/61	500	294
	Republic of Chile	3.250%	9/21/71	200	118
	Republic of Hungary	7.625%	3/29/41	240	265
	Republic of Indonesia	4.100%	4/24/28	200	194
	Republic of Indonesia	4.750%	2/11/29	425	419
	Republic of Indonesia	4.400%	3/10/29	300	292
	Republic of Indonesia	3.400%	9/18/29	200	186
	Republic of Indonesia	2.850%	2/14/30	200	179
	Republic of Indonesia	3.850%	10/15/30	200	186
	Republic of Indonesia	4.750%	9/10/34	200	190
	Republic of Indonesia	4.350%	1/11/48	725	607
	Republic of Indonesia	3.700%	10/30/49	200	148
	Republic of Indonesia	4.200%	10/15/50	430	346
	Republic of Indonesia	3.050%	3/12/51	400	258
	Republic of Indonesia	4.300%	3/31/52	200	162
	Republic of Indonesia	5.450%	9/20/52	200	192
	Republic of Indonesia	5.650%	1/11/53	200	197
	Republic of Indonesia	5.100%	2/10/54	200	184
	Republic of Indonesia	5.150%	9/10/54	200	184
	Republic of Indonesia	3.200%	9/23/61	200	123
	Republic of Indonesia	4.450%	4/15/70	200	160
	Republic of Italy	1.250%	2/17/26	500	480
	Republic of Italy	2.875%	10/17/29	400	362
	Republic of Italy	5.375%	6/15/33	475	470
	Republic of Italy	4.000%	10/17/49	500	357
	Republic of Italy	3.875%	5/6/51	400	270
	Republic of Korea	2.750%	1/19/27	1,000	967
	Republic of Korea	2.500%	6/19/29	200	183
	Republic of Korea	4.500%	7/3/29	200	199
	Republic of Korea	1.750%	10/15/31	200	165
	Republic of Korea	3.875%	9/20/48	125	102
	Republic of Panama	7.125%	1/29/26	168	171
	Republic of Panama	8.875%	9/30/27	238	255
	Republic of Panama	3.875%	3/17/28	460	424
	Republic of Panama	9.375%	4/1/29	200	221
	Republic of Panama	3.160%	1/23/30	200	167
	Republic of Panama	7.500%	3/1/31	200	203
	Republic of Panama	2.252%	9/29/32	500	350
	Republic of Panama	3.298%	1/19/33	200	150
	Republic of Panama	6.400%	2/14/35	400	363
[2]	Republic of Panama	6.700%	1/26/36	292	271
	Republic of Panama	6.875%	1/31/36	200	187
	Republic of Panama	8.000%	3/1/38	200	200
[2]	Republic of Panama	4.500%	5/15/47	100	64
[2]	Republic of Panama	4.500%	4/16/50	560	346
[2]	Republic of Panama	4.300%	4/29/53	400	234
	Republic of Panama	4.500%	4/1/56	500	296
	Republic of Panama	7.875%	3/1/57	100	96

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Republic of Panama	3.870%	7/23/60	513	268
	Republic of Panama	4.500%	1/19/63	200	117
	Republic of Peru	2.392%	1/23/26	200	194
	Republic of Peru	2.844%	6/20/30	500	440
	Republic of Peru	2.783%	1/23/31	900	767
	Republic of Peru	1.862%	12/1/32	350	265
	Republic of Peru	8.750%	11/21/33	505	600
	Republic of Peru	3.000%	1/15/34	250	201
	Republic of Peru	5.375%	2/8/35	50	48
[2]	Republic of Peru	6.550%	3/14/37	325	339
	Republic of Peru	3.300%	3/11/41	200	144
	Republic of Peru	5.625%	11/18/50	200	187
	Republic of Peru	3.550%	3/10/51	300	200
	Republic of Peru	5.875%	8/8/54	320	304
	Republic of Peru	3.600%	1/15/72	175	107
	Republic of Peru	3.230%	7/28/21	525	276
	Republic of Philippines	5.500%	3/30/26	225	226
	Republic of Philippines	5.170%	10/13/27	300	302
	Republic of Philippines	3.000%	2/1/28	400	376
	Republic of Philippines	3.750%	1/14/29	200	190
	Republic of Philippines	9.500%	2/2/30	300	358
	Republic of Philippines	2.457%	5/5/30	200	175
	Republic of Philippines	7.750%	1/14/31	400	451
	Republic of Philippines	1.648%	6/10/31	200	161
	Republic of Philippines	1.950%	1/6/32	200	161
	Republic of Philippines	6.375%	1/15/32	200	212
	Republic of Philippines	5.609%	4/13/33	300	304
	Republic of Philippines	5.000%	7/17/33	200	195
	Republic of Philippines	5.250%	5/14/34	200	197
	Republic of Philippines	6.375%	10/23/34	550	591
	Republic of Philippines	4.750%	3/5/35	200	189
	Republic of Philippines	3.950%	1/20/40	400	332
	Republic of Philippines	3.700%	3/1/41	400	317
	Republic of Philippines	3.700%	2/2/42	350	275
	Republic of Philippines	2.950%	5/5/45	200	134
	Republic of Philippines	2.650%	12/10/45	200	126
	Republic of Philippines	3.200%	7/6/46	500	346
	Republic of Philippines	5.950%	10/13/47	200	207
	Republic of Philippines	5.600%	5/14/49	200	196
	Republic of Philippines	5.175%	9/5/49	200	185
	Republic of Poland	3.250%	4/6/26	500	491
	Republic of Poland	5.500%	11/16/27	225	229
	Republic of Poland	4.625%	3/18/29	300	296
	Republic of Poland	5.750%	11/16/32	200	204
	Republic of Poland	4.875%	10/4/33	400	384
	Republic of Poland	5.125%	9/18/34	500	484
	Republic of Poland	5.500%	4/4/53	490	451
	Republic of Poland	5.500%	3/18/54	600	551
	State of Israel	2.875%	3/16/26	200	195
	State of Israel	5.375%	3/12/29	200	199
	State of Israel	2.500%	1/15/30	200	174
	State of Israel	2.750%	7/3/30	350	304
	State of Israel	4.500%	1/17/33	450	412
	State of Israel	5.500%	3/12/34	600	585
	State of Israel	4.500%	1/30/43	200	166
	State of Israel	4.125%	1/17/48	250	189
	State of Israel	3.375%	1/15/50	200	130
	State of Israel	3.875%	7/3/50	400	282
	State of Israel	5.750%	3/12/54	500	457
	State of Israel	4.500%	4/3/20	200	139
	Svensk Exportkredit AB	4.375%	2/13/26	250	249
	Svensk Exportkredit AB	4.875%	9/14/26	200	201
	Svensk Exportkredit AB	2.250%	3/22/27	200	191
	Svensk Exportkredit AB	3.750%	9/13/27	250	246
	Svensk Exportkredit AB	4.125%	6/14/28	250	247
	Svensk Exportkredit AB	4.250%	2/1/29	200	198
	Svensk Exportkredit AB	4.875%	10/4/30	200	202
	United Mexican States	4.125%	1/21/26	445	440
	United Mexican States	4.150%	3/28/27	800	782
	United Mexican States	3.750%	1/11/28	675	641

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Mexican States	4.500%	4/22/29	650	619
United Mexican States	5.000%	5/7/29	200	193
United Mexican States	3.250%	4/16/30	385	335
United Mexican States	2.659%	5/24/31	600	486
United Mexican States	8.300%	8/15/31	220	254
United Mexican States	4.750%	4/27/32	300	272
United Mexican States	7.500%	4/8/33	100	108
United Mexican States	4.875%	5/19/33	250	224
United Mexican States	6.750%	9/27/34	200	202
United Mexican States	6.350%	2/9/35	300	293
United Mexican States	6.000%	5/7/36	701	659
United Mexican States	6.050%	1/11/40	633	586
United Mexican States	4.280%	8/14/41	665	490
United Mexican States	4.750%	3/8/44	765	580
United Mexican States	5.550%	1/21/45	200	173
United Mexican States	4.600%	1/23/46	600	433
United Mexican States	4.350%	1/15/47	360	251
United Mexican States	4.600%	2/10/48	255	183
United Mexican States	4.500%	1/31/50	200	140
United Mexican States	5.000%	4/27/51	600	450
United Mexican States	4.400%	2/12/52	300	202
United Mexican States	6.338%	5/4/53	600	533
United Mexican States	6.400%	5/7/54	438	393
United Mexican States	3.771%	5/24/61	800	456
United Mexican States	5.750%	10/12/10	342	262
Total Sovereign Bonds (Cost $157,651)				145,062
Taxable Municipal Bonds (0.5%)
Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	15	15
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	221
American Municipal Power Inc. Electric Power & Light Revenue (MELDAHL Hydroelectric Project)	7.499%	2/15/50	50	58
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	50	56
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	264
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	115
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	100	113
Bay Area Toll Authority Highway Revenue	3.126%	4/1/55	100	65
California Earthquake Authority Miscellaneous Revenue	5.603%	7/1/27	60	60
California GO	2.650%	4/1/26	75	74
California GO	1.700%	2/1/28	100	92
California GO	3.500%	4/1/28	150	146
California GO	5.125%	9/1/29	100	102
California GO	2.500%	10/1/29	70	64
California GO	6.000%	3/1/33	100	107
California GO	4.500%	4/1/33	190	183
California GO	7.500%	4/1/34	350	399
California GO	5.150%	9/1/34	50	50
California GO	5.125%	3/1/38	100	98
California GO	4.600%	4/1/38	300	279
California GO	7.550%	4/1/39	630	745
California GO	7.300%	10/1/39	75	85
California GO	7.350%	11/1/39	375	429
California GO	7.625%	3/1/40	205	242
California GO	7.600%	11/1/40	200	238
California GO	5.200%	3/1/43	100	97
California State University College & University Revenue	3.899%	11/1/47	50	41
California State University College & University Revenue	2.975%	11/1/51	140	94
California State University College & University Revenue	5.183%	11/1/53	100	96
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/39	50	50
Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	131
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	66
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	35
Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	113	124
Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	111
Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	88
Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	89
Commonwealth of Massachusetts GO	5.456%	12/1/39	150	149
Commonwealth of Massachusetts GO	2.900%	9/1/49	100	68
Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	99	97
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	50
Connecticut GO	5.090%	10/1/30	175	175

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.850%	3/15/32	200	210
	Cook County IL GO	6.229%	11/15/34	50	52
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	102
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	46
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	82
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	200	164
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	56
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	100	87
[11]	Dallas Independent School District GO	6.450%	2/15/35	100	101
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	129
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	87
	Empire State Development Corp. Income Tax Revenue	3.900%	3/15/33	85	79
	Empire State Development Corp. Income Tax Revenue	5.770%	3/15/39	135	136
	Empire State Development Corp. Income Tax Revenue, Prere.	3.900%	3/15/29	15	15
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	111
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	233	249
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	141	151
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	71	78
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	80
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	145	135
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	200	148
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	395	274
	Houston TX GO	6.290%	3/1/32	90	94
	Illinois GO	5.100%	6/1/33	1,416	1,396
	Illinois GO	6.630%	2/1/35	85	88
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	52
	Indiana Finance Authority Appropriations Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	75	54
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	100	99
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	97
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	60
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	58
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/45	100	108
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/50	100	110
	Louisiana Gasoline & Fuel Sales Tax Revenue	2.952%	5/1/41	50	38
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	3.615%	2/1/29	86	85
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.081%	6/1/31	76	76
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	4.145%	2/1/33	100	97
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.048%	12/1/34	100	100
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	4.475%	8/1/39	150	140
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/39	200	198
	Maryland Economic Development Corp. College & University Revenue	5.942%	5/31/57	75	76
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/56	98	94
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	150	102
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	101
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	40
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	74
	Metropolitan Government of Nashville & Davidson County Convention Center Authority Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	53
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/39	350	409
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	15	13
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	101
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	100
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	111
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.224%	11/1/55	100	104
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	65
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	160
	Michigan State University College & University Revenue	4.496%	8/15/48	50	45
	Michigan State University College & University Revenue	4.165%	8/15/22	100	74
	Mississippi GO	5.245%	11/1/34	50	49
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	70
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	74
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	238
	New Jersey Rutgers State University College & University Revenue	5.665%	5/1/40	50	50
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/43	25	20

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	75	51
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	200	213
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	115
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	447
	New York City Municipal Water Finance Authority Water Revenue	5.750%	6/15/41	50	49
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	50	50
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	50	51
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/43	100	95
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	175	173
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	74
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	100	99
	New York NY GO	4.610%	9/1/37	200	190
	New York NY GO	5.517%	10/1/37	50	50
	New York NY GO	6.271%	12/1/37	100	105
	New York NY GO	5.828%	10/1/53	100	105
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	100
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	73
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	167
	Ohio State University College & University Revenue	4.910%	6/1/40	100	94
	Ohio State University College & University Revenue	4.800%	6/1/11	100	85
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	54
	Oregon GO	5.892%	6/1/27	59	61
[13]	Oregon School Boards Association GO	5.528%	6/30/28	35	35
[14]	Oregon State University College & University Revenue	3.424%	3/1/60	150	104
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	50	37
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	67
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	73
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	54
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	37
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	79
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	235
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	95
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	24
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/51	200	141
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	93
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	96
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	275	231
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	90
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	64
	Port of Morrow OR Nuclear Revenue (Bonneville Cooperation Project No. 7)	2.543%	9/1/40	100	73
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	101
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	45
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	75	62
	Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/48	50	39
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	100	91
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	139
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	129
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	125
	San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	103
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	111
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	3.375%	8/1/34	100	89
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	106
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	232
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	215
	State Board of Administration Finance Corp. Miscellaneous Revenue	5.526%	7/1/34	150	151
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	50
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	177
	Texas GO	5.517%	4/1/39	180	180
	Texas GO	4.681%	4/1/40	50	46
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	301	302
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	300	295
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/49	175	138
[13]	Tucson AZ COP	2.856%	7/1/47	50	35
	University of California College & University Revenue	1.316%	5/15/27	100	93
	University of California College & University Revenue	1.614%	5/15/30	125	106
	University of California College & University Revenue	3.071%	5/15/51	100	66
	University of California College & University Revenue	4.858%	5/15/12	225	187
	University of California College & University Revenue	4.767%	5/15/15	100	82
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	376

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	54
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	85
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	125	108
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	38
	University of Michigan College & University Revenue	2.437%	4/1/40	100	71
	University of Michigan College & University Revenue	2.562%	4/1/50	100	62
	University of Michigan College & University Revenue	4.454%	4/1/22	225	177
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	46
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	100	63
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	94
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	37
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	30
	University of Virginia College & University Revenue	2.256%	9/1/50	335	193
	University of Virginia College & University Revenue	4.179%	9/1/17	50	37
[13]	Wisconsin Appropriations Revenue	5.700%	5/1/26	35	35
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	227
	Wisconsin Appropriations Revenue, ETM	3.154%	5/1/27	100	97
Total Taxable Municipal Bonds (Cost $26,073)					23,060
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[15]	Vanguard Market Liquidity Fund (Cost $35,825)	4.466%		358,260	35,826
Total Investments (100.0%) (Cost $5,041,829)					4,580,164
Other Assets and Liabilities—Net (0.0%)					1,917
Net Assets (100%)					4,582,081
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of December 31, 2024.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $10,758,000, representing 0.2% of net assets.
6	Guaranteed by the Government of Canada.
7	U.S. government-guaranteed.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
UMBS—Uniform Mortgage-Backed Securities.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,006,004)	4,544,338
Affiliated Issuers (Cost $35,825)	35,826
Total Investments in Securities	4,580,164
Investment in Vanguard	122
Receivables for Investment Securities Sold	28,277
Receivables for Accrued Income	35,667
Receivables for Capital Shares Issued	7,170
Total Assets	4,651,400
Liabilities
Due to Custodian	4
Payables for Investment Securities Purchased	63,955
Payables for Capital Shares Redeemed	5,079
Payables to Vanguard	281
Total Liabilities	69,319
Net Assets	4,582,081
At December 31, 2024, net assets consisted of:

Paid-in Capital	5,031,846
Total Distributable Earnings (Loss)	(449,765)
Net Assets	4,582,081

Net Assets
Applicable to 438,185,421 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,582,081
Net Asset Value Per Share	$10.46

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Interest[1]	159,273
Total Income	159,273
Expenses
The Vanguard Group—Note B
Investment Advisory Services	100
Management and Administrative	5,604
Marketing and Distribution	226
Custodian Fees	58
Auditing Fees	119
Shareholders’ Reports and Proxy Fees	91
Trustees’ Fees and Expenses	3
Other Expenses	24
Total Expenses	6,225
Net Investment Income	153,048
Realized Net Gain (Loss)
Investment Securities Sold[1]	(34,203)
Futures Contracts	(59)
Foreign Currencies	—
Realized Net Gain (Loss)	(34,262)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(67,589)
Net Increase (Decrease) in Net Assets Resulting from Operations	51,197
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,219,000, $6,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	153,048	121,189
Realized Net Gain (Loss)	(34,262)	(47,684)
Change in Unrealized Appreciation (Depreciation)	(67,589)	151,587
Net Increase (Decrease) in Net Assets Resulting from Operations	51,197	225,092
Distributions
Total Distributions	(122,274)	(99,185)
Capital Share Transactions
Issued	859,586	641,288
Issued in Lieu of Cash Distributions	122,274	99,185
Redeemed	(651,191)	(516,387)
Net Increase (Decrease) from Capital Share Transactions	330,669	224,086
Total Increase (Decrease)	259,592	349,993
Net Assets
Beginning of Period	4,322,489	3,972,496
End of Period	4,582,081	4,322,489

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.63	$10.32	$12.22	$12.81	$12.21
Investment Operations
Net Investment Income[1]	.360	.306	.250	.228	.277
Net Realized and Unrealized Gain (Loss) on Investments	(.234)	.262	(1.844)	(.454)	.635
Total from Investment Operations	.126	.568	(1.594)	(.226)	.912
Distributions
Dividends from Net Investment Income	(.296)	(.258)	(.226)	(.260)	(.312)
Distributions from Realized Capital Gains	—	—	(.080)	(.104)	—
Total Distributions	(.296)	(.258)	(.306)	(.364)	(.312)
Net Asset Value, End of Period	$10.46	$10.63	$10.32	$12.22	$12.81
Total Return	1.24%	5.58%	-13.21%	-1.72%	7.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,582	$4,322	$3,972	$4,871	$4,867
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[2]	0.14%[2]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.44%	2.97%	2.30%	1.85%	2.20%
Portfolio Turnover Rate[3]	41%	40%	42%	69%	94%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
3	Includes 10%, 8%, 12%, 33%, and 28%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Notes to Financial Statements
The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the portfolio’s average investments in long and short futures contracts represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The portfolio had no open futures contracts at December 31, 2024.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Total Bond Market Index Portfolio
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the portfolio had contributed to Vanguard capital in the amount of $122,000, representing less than 0.01% of the portfolio’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,077,272	—	3,077,272
Asset-Backed/Commercial Mortgage-Backed Securities	—	108,126	—	108,126
Corporate Bonds	—	1,190,818	—	1,190,818
Sovereign Bonds	—	145,062	—	145,062
Taxable Municipal Bonds	—	23,060	—	23,060
Temporary Cash Investments	35,826	—	—	35,826
Total	35,826	4,544,338	—	4,580,164
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the treatment of amortization adjustments

Total Bond Market Index Portfolio
from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	147,269
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(471,771)
Capital Loss Carryforwards	(125,263)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(449,765)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	122,274	99,185
Long-Term Capital Gains	—	—
Total	122,274	99,185
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,051,935
Gross Unrealized Appreciation	10,603
Gross Unrealized Depreciation	(482,374)
Net Unrealized Appreciation (Depreciation)	(471,771)
E.	During the year ended December 31, 2024, the portfolio purchased $342,174,000 of investment securities and sold $284,392,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,797,938,000 and $1,502,797,000, respectively.
F.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	82,002	62,286
Issued in Lieu of Cash Distributions	11,929	9,620
Redeemed	(62,450)	(50,251)
Net Increase (Decrease) in Shares Outstanding	31,481	21,655
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the

Total Bond Market Index Portfolio
portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024 the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The portfolio hereby designates for the fiscal year $62,508,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
Q690GBI 022025

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Moderate Allocation Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	9
Tax information	10

Moderate Allocation Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.1%)
U.S. Stock Funds (36.9%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	3,008,711	217,048
Vanguard Extended Market Index Fund Admiral Shares	230,528	33,215
		250,263
International Stock Fund (22.7%)
Vanguard Total International Stock Index Fund Admiral Shares	4,859,607	154,001
U.S. Bond Fund (28.3%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	18,319,523	191,622
International Bond Fund (12.2%)
Vanguard Total International Bond Index Fund Admiral Shares	4,216,072	82,762
Total Investment Companies (Cost $626,297)		678,648
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.466% (Cost $1)	6	1
Total Investments (100.1%) (Cost $626,298)		678,649
Other Assets and Liabilities—Net (-0.1%)		(637)
Net Assets (100%)		678,012
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Moderate Allocation Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $626,298)	678,649
Receivables for Investment Securities Sold	5
Receivables for Capital Shares Issued	6
Total Assets	678,660
Liabilities
Due to Custodian	10
Payables for Investment Securities Purchased	1
Payables for Capital Shares Redeemed	637
Total Liabilities	648
Net Assets	678,012
At December 31, 2024, net assets consisted of:

Paid-in Capital	581,924
Total Distributable Earnings (Loss)	96,088
Net Assets	678,012

Net Assets
Applicable to 22,046,259 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	678,012
Net Asset Value Per Share	$30.75
See accompanying Notes, which are an integral part of the Financial Statements.
2

Moderate Allocation Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	16,818
Net Investment Income—Note B	16,818
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	8,051
Affiliated Funds Sold	20,651
Realized Net Gain (Loss)	28,702
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	20,119
Net Increase (Decrease) in Net Assets Resulting from Operations	65,639
See accompanying Notes, which are an integral part of the Financial Statements.
3

Moderate Allocation Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,818	14,987
Realized Net Gain (Loss)	28,702	12,733
Change in Unrealized Appreciation (Depreciation)	20,119	58,888
Net Increase (Decrease) in Net Assets Resulting from Operations	65,639	86,608
Distributions
Total Distributions	(28,783)	(30,799)
Capital Share Transactions
Issued	58,569	79,800
Issued in Lieu of Cash Distributions	28,783	30,799
Redeemed	(100,982)	(62,099)
Net Increase (Decrease) from Capital Share Transactions	(13,630)	48,500
Total Increase (Decrease)	23,226	104,309
Net Assets
Beginning of Period	654,786	550,477
End of Period	678,012	654,786
See accompanying Notes, which are an integral part of the Financial Statements.
4

Moderate Allocation Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$29.11	$26.65	$33.89	$32.45	$30.12
Investment Operations
Net Investment Income[1]	.751	.694	.533	.691	.552
Capital Gain Distributions Received[1]	.360	.265	.443	.470	.184
Net Realized and Unrealized Gain (Loss) on Investments	1.820	3.008	(6.147)	1.977	2.976
Total from Investment Operations	2.931	3.967	(5.171)	3.138	3.712
Distributions
Dividends from Net Investment Income	(.712)	(.581)	(.723)	(.496)	(.720)
Distributions from Realized Capital Gains	(.579)	(.926)	(1.346)	(1.202)	(.662)
Total Distributions	(1.291)	(1.507)	(2.069)	(1.698)	(1.382)
Net Asset Value, End of Period	$30.75	$29.11	$26.65	$33.89	$32.45
Total Return	10.32%	15.55%	-15.93%	10.07%	13.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$678	$655	$550	$742	$680
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.51%	2.54%	1.88%	2.09%	1.89%
Portfolio Turnover Rate	10%	8%	11%	10%	26%
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Moderate Allocation Portfolio
Notes to Financial Statements
The Moderate Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the year ended December 31, 2024, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2024, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The
6

Moderate Allocation Portfolio
differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	15,955
Undistributed Long-Term Gains	28,082
Net Unrealized Gains (Losses)	52,051
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	96,088
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	16,090	12,062
Long-Term Capital Gains	12,693	18,737
Total	28,783	30,799
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	626,598
Gross Unrealized Appreciation	94,195
Gross Unrealized Depreciation	(42,144)
Net Unrealized Appreciation (Depreciation)	52,051
E.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	1,947	2,930
Issued in Lieu of Cash Distributions	989	1,182
Redeemed	(3,386)	(2,273)
Net Increase (Decrease) in Shares Outstanding	(450)	1,839
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2024 Market Value ($000)
Vanguard Extended Market Index Fund	33,135	811	5,323	2,424	2,168	376	—	33,215
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	5	—	1
Vanguard Total International Bond Index Fund	77,961	9,352	4,188	90	(453)	3,318	—	82,762
Vanguard Total International Stock Index Fund	157,839	11,035	18,286	3,150	263	5,087	—	154,001
Vanguard Variable Insurance Funds—Equity Index Portfolio	202,377	16,042	37,330	14,378	21,581	2,816	8,051	217,048
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	182,924	28,652	17,123	609	(3,440)	5,216	—	191,622
Total	654,236	65,892	82,250	20,651	20,119	16,818	8,051	678,649
1	Not applicable—purchases and sales are for temporary cash investment purposes.
7

Moderate Allocation Portfolio
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At December 31, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 68% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Moderate Allocation Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Moderate Allocation Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
For corporate shareholders, 16.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $2,202,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $12,693,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The portfolio hereby designates 51.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The portfolio designates to shareholders foreign source income of $6,693,000 and foreign taxes paid of $387,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q690MA 022025
10

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Conservative Allocation Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	9
Tax information	10

Conservative Allocation Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (24.2%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	1,353,192	97,619
Vanguard Extended Market Index Fund Admiral Shares	108,819	15,679
		113,298
International Stock Fund (15.4%)
Vanguard Total International Stock Index Fund Admiral Shares	2,275,090	72,098
U.S. Bond Fund (42.2%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	18,942,941	198,143
International Bond Fund (18.2%)
Vanguard Total International Bond Index Fund Admiral Shares	4,352,487	85,439
Total Investment Companies (Cost $479,302)		468,978
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.466% (Cost $—)	2	—
Total Investments (100.0%) (Cost $479,302)		468,978
Other Assets and Liabilities—Net (0.0%)		(85)
Net Assets (100%)		468,893
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Conservative Allocation Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $479,302)	468,978
Receivables for Investment Securities Sold	852
Receivables for Capital Shares Issued	3
Total Assets	469,833
Liabilities
Due to Custodian	36
Payables for Investment Securities Purchased	1
Payables for Capital Shares Redeemed	903
Total Liabilities	940
Net Assets	468,893
At December 31, 2024, net assets consisted of:

Paid-in Capital	452,838
Total Distributable Earnings (Loss)	16,055
Net Assets	468,893

Net Assets
Applicable to 18,809,129 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	468,893
Net Asset Value Per Share	$24.93
See accompanying Notes, which are an integral part of the Financial Statements.
2

Conservative Allocation Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	12,771
Net Investment Income—Note B	12,771
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	3,664
Affiliated Funds Sold	11,426
Realized Net Gain (Loss)	15,090
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	5,702
Net Increase (Decrease) in Net Assets Resulting from Operations	33,563
See accompanying Notes, which are an integral part of the Financial Statements.
3

Conservative Allocation Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,771	12,102
Realized Net Gain (Loss)	15,090	10,747
Change in Unrealized Appreciation (Depreciation)	5,702	30,193
Net Increase (Decrease) in Net Assets Resulting from Operations	33,563	53,042
Distributions
Total Distributions	(23,745)	(20,019)
Capital Share Transactions
Issued	41,336	59,604
Issued in Lieu of Cash Distributions	23,745	20,019
Redeemed	(72,839)	(77,509)
Net Increase (Decrease) from Capital Share Transactions	(7,758)	2,114
Total Increase (Decrease)	2,060	35,137
Net Assets
Beginning of Period	466,833	431,696
End of Period	468,893	466,833
See accompanying Notes, which are an integral part of the Financial Statements.
4

Conservative Allocation Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.44	$22.75	$28.60	$28.40	$26.53
Investment Operations
Net Investment Income[1]	.670	.626	.456	.613	.499
Capital Gain Distributions Received[1]	.192	.155	.295	.345	.123
Net Realized and Unrealized Gain (Loss) on Investments	.909	1.969	(4.840)	.664	2.266
Total from Investment Operations	1.771	2.750	(4.089)	1.622	2.888
Distributions
Dividends from Net Investment Income	(.693)	(.462)	(.639)	(.440)	(.631)
Distributions from Realized Capital Gains	(.588)	(.598)	(1.122)	(.982)	(.387)
Total Distributions	(1.281)	(1.060)	(1.761)	(1.422)	(1.018)
Net Asset Value, End of Period	$24.93	$24.44	$22.75	$28.60	$28.40
Total Return	7.49%	12.51%	-14.90%	5.99%	11.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$469	$467	$432	$549	$521
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.73%	2.71%	1.89%	2.17%	1.90%
Portfolio Turnover Rate	9%	13%	10%	12%	27%
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Conservative Allocation Portfolio
Notes to Financial Statements
The Conservative Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the year ended December 31, 2024, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2024, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The
6

Conservative Allocation Portfolio
differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	11,895
Undistributed Long-Term Gains	14,738
Net Unrealized Gains (Losses)	(10,578)
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	16,055
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	12,984	8,814
Long-Term Capital Gains	10,761	11,205
Total	23,745	20,019
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	479,556
Gross Unrealized Appreciation	35,669
Gross Unrealized Depreciation	(46,247)
Net Unrealized Appreciation (Depreciation)	(10,578)
E.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	1,688	2,588
Issued in Lieu of Cash Distributions	997	893
Redeemed	(2,979)	(3,355)
Net Increase (Decrease) in Shares Outstanding	(294)	126
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2024 Market Value ($000)
Vanguard Extended Market Index Fund	15,883	553	2,937	1,200	980	175	—	15,679
Vanguard Market Liquidity Fund	152	NA1	NA1	—	—	4	—	—
Vanguard Total International Bond Index Fund	83,724	6,309	4,238	51	(407)	3,469	—	85,439
Vanguard Total International Stock Index Fund	75,509	5,787	10,697	1,629	(130)	2,371	—	72,098
Vanguard Variable Insurance Funds—Equity Index Portfolio	95,955	8,017	23,235	8,246	8,636	1,282	3,664	97,619
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	196,089	21,554	16,423	300	(3,377)	5,470	—	198,143
Total	467,312	42,220	57,530	11,426	5,702	12,771	3,664	468,978
1	Not applicable—purchases and sales are for temporary cash investment purposes.
7

Conservative Allocation Portfolio
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At December 31, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 70% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Conservative Allocation Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Conservative Allocation Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
For corporate shareholders, 10.4%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $2,280,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $10,761,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The portfolio hereby designates 68.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The portfolio designates to shareholders foreign source income of $4,189,000 and foreign taxes paid of $184,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q690CA 022025
10

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	14
Tax information	15

Mid-Cap Index Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (2.6%)
	Newmont Corp.	399,803	14,881
	Fastenal Co.	201,187	14,467
	Nucor Corp.	82,461	9,624
	International Flavors & Fragrances Inc.	89,789	7,592
	LyondellBasell Industries NV Class A	91,221	6,775
	International Paper Co.	122,001	6,566
	Avery Dennison Corp.	28,215	5,280
	CF Industries Holdings Inc.	61,109	5,214
	Steel Dynamics Inc.	25,395	2,897
	Celanese Corp. Class A	19,263	1,333
	Westlake Corp.	6,808	780
			75,409
Consumer Discretionary (13.1%)
	Royal Caribbean Cruises Ltd.	84,982	19,604
*	Trade Desk Inc. Class A	157,910	18,559
*	Copart Inc.	304,539	17,477
*	Lululemon Athletica Inc.	39,254	15,011
	Delta Air Lines Inc.	226,611	13,710
	Electronic Arts Inc.	92,105	13,475
	DR Horton Inc.	95,864	13,404
	Yum! Brands Inc.	98,003	13,148
*	United Airlines Holdings Inc.	115,470	11,212
	Garmin Ltd.	53,947	11,127
*	ROBLOX Corp. Class A	192,024	11,110
	Lennar Corp. Class A	80,574	10,988
*	Take-Two Interactive Software Inc.	58,593	10,786
	Hilton Worldwide Holdings Inc.	42,805	10,580
	eBay Inc.	168,215	10,421
	Tractor Supply Co.	187,598	9,954
*	AutoZone Inc.	2,968	9,504
*	Carvana Co. Class A	42,874	8,719
*	Carnival Corp.	344,523	8,585
*	NVR Inc.	1,022	8,359
*	Warner Bros Discovery Inc.	775,359	8,196
*	Expedia Group Inc.	43,133	8,037
	PulteGroup Inc.	72,011	7,842
	Darden Restaurants Inc.	41,263	7,703
*	Live Nation Entertainment Inc.	57,116	7,397
*	Ulta Beauty Inc.	16,546	7,196
	Southwest Airlines Co.	210,618	7,081
	Ford Motor Co.	685,418	6,786
*	Burlington Stores Inc.	22,293	6,355
	Omnicom Group Inc.	68,507	5,894
	Las Vegas Sands Corp.	114,578	5,885
	Dollar General Corp.	77,229	5,855
	Estee Lauder Cos. Inc. Class A	77,879	5,839
	Best Buy Co. Inc.	67,866	5,823
	Genuine Parts Co.	48,825	5,701
*	Dollar Tree Inc.	71,727	5,375
	Domino's Pizza Inc.	11,520	4,836
	Rollins Inc.	102,051	4,730
	News Corp. Class A	161,367	4,444
	Fox Corp. Class A	71,166	3,457
*	Aptiv plc	41,268	2,496
	Pool Corp.	6,348	2,164
	Fox Corp. Class B	35,888	1,642
	Warner Music Group Corp. Class A	45,197	1,401
	Lennar Corp. Class B	6,899	912
1

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	News Corp. Class B	14,412	439
			379,219
Consumer Staples (5.9%)
	Kenvue Inc.	673,298	14,375
	Kroger Co.	228,667	13,983
	Corteva Inc.	243,099	13,847
	Cencora Inc.	61,088	13,725
	Sysco Corp.	172,509	13,190
	General Mills Inc.	194,949	12,432
	Church & Dwight Co. Inc.	86,039	9,009
	Hershey Co.	51,883	8,786
	Archer-Daniels-Midland Co.	168,047	8,490
	Kellanova	96,837	7,841
	Kimberly-Clark Corp.	58,555	7,673
	Clorox Co.	43,469	7,060
	McCormick & Co. Inc. (Non-Voting)	88,563	6,752
	Keurig Dr Pepper Inc.	202,445	6,502
	Constellation Brands Inc. Class A	27,094	5,988
	Tyson Foods Inc. Class A	100,384	5,766
	Kraft Heinz Co.	148,603	4,564
	Brown-Forman Corp. Class B	101,050	3,838
	Hormel Foods Corp.	105,908	3,322
	Conagra Brands Inc.	83,790	2,325
	Campbell's Co.	34,056	1,426
	Brown-Forman Corp. Class A	15,066	568
			171,462
Energy (5.5%)
	ONEOK Inc.	205,155	20,597
	Cheniere Energy Inc.	74,853	16,084
	Baker Hughes Co. Class A	347,507	14,255
	Targa Resources Corp.	76,581	13,670
	Hess Corp.	97,385	12,953
	Williams Cos. Inc.	214,048	11,584
	Diamondback Energy Inc.	66,651	10,919
	Kinder Morgan Inc.	331,584	9,085
	Devon Energy Corp.	230,679	7,550
	Halliburton Co.	277,660	7,550
	Valero Energy Corp.	55,589	6,815
*	First Solar Inc.	35,716	6,295
	Coterra Energy Inc.	245,743	6,276
	Occidental Petroleum Corp.	115,329	5,698
	EQT Corp.	104,773	4,831
	Texas Pacific Land Corp.	3,227	3,569
*	Enphase Energy Inc.	22,566	1,550
			159,281
Financials (13.5%)
	Arthur J Gallagher & Co.	87,711	24,896
	Ameriprise Financial Inc.	34,070	18,140
	Allstate Corp.	92,994	17,928
*	Coinbase Global Inc. Class A	68,363	16,974
	MSCI Inc. Class A	26,146	15,688
	Discover Financial Services	88,172	15,274
	Prudential Financial Inc.	125,020	14,819
	Nasdaq Inc.	161,478	12,484
	Ares Management Corp. Class A	66,188	11,717
	Arch Capital Group Ltd.	125,521	11,592
	Apollo Global Management Inc.	69,548	11,487
	Hartford Financial Services Group Inc.	101,804	11,137
	Willis Towers Watson plc	35,374	11,081
	M&T Bank Corp.	58,268	10,955
	Raymond James Financial Inc.	64,491	10,017
	Fifth Third Bancorp	235,483	9,956
	State Street Corp.	97,800	9,599
	Broadridge Financial Solutions Inc.	41,050	9,281
	T. Rowe Price Group Inc.	78,019	8,823
	Brown & Brown Inc.	85,363	8,709
	LPL Financial Holdings Inc.	26,296	8,586
	Huntington Bancshares Inc.	510,200	8,301
2

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	American International Group Inc.	109,527	7,974
	Cincinnati Financial Corp.	54,895	7,888
	Regions Financial Corp.	319,174	7,507
*	Markel Group Inc.	4,291	7,407
	Cboe Global Markets Inc.	36,764	7,184
	Northern Trust Corp.	66,129	6,778
	Citizens Financial Group Inc.	147,024	6,434
	Interactive Brokers Group Inc. Class A	36,325	6,418
	FactSet Research Systems Inc.	13,341	6,407
	Principal Financial Group Inc.	80,326	6,218
	KeyCorp	348,125	5,967
	W R Berkley Corp.	100,370	5,874
	Loews Corp.	65,004	5,505
	Everest Group Ltd.	15,092	5,470
	Tradeweb Markets Inc. Class A	40,818	5,344
	Fidelity National Financial Inc.	91,293	5,125
*	Robinhood Markets Inc. Class A	127,373	4,746
	Corebridge Financial Inc.	89,906	2,691
	Blue Owl Capital Inc. Class A	99,812	2,322
*	Rocket Cos. Inc. Class A	48,270	543
			391,246
Health Care (8.6%)
*	Edwards Lifesciences Corp.	207,127	15,334
	Agilent Technologies Inc.	100,904	13,555
	GE HealthCare Technologies Inc.	160,445	12,544
*	IQVIA Holdings Inc.	60,552	11,899
*	IDEXX Laboratories Inc.	28,757	11,889
	ResMed Inc.	51,552	11,789
*	Veeva Systems Inc. Class A	51,182	10,761
*	Centene Corp.	177,298	10,741
*	Dexcom Inc.	137,170	10,668
*	Alnylam Pharmaceuticals Inc.	45,296	10,659
	Cardinal Health Inc.	84,989	10,052
	West Pharmaceutical Services Inc.	25,433	8,331
*	Biogen Inc.	51,174	7,825
*	Waters Corp.	20,852	7,736
*	Illumina Inc.	55,698	7,443
	Zimmer Biomet Holdings Inc.	69,910	7,385
	STERIS plc	34,664	7,125
	Labcorp Holdings Inc.	29,372	6,736
*	Cooper Cos. Inc.	69,940	6,429
	Quest Diagnostics Inc.	39,196	5,913
*	Molina Healthcare Inc.	20,087	5,846
*	Hologic Inc.	79,695	5,745
	Humana Inc.	21,143	5,364
	Baxter International Inc.	179,307	5,229
	Viatris Inc.	419,166	5,219
*	Align Technology Inc.	24,906	5,193
*	Moderna Inc.	121,628	5,057
	Royalty Pharma plc Class A	132,618	3,383
*	Insulet Corp.	12,317	3,216
*	Avantor Inc.	113,532	2,392
	Revvity Inc.	21,370	2,385
*	BioMarin Pharmaceutical Inc.	33,464	2,200
*	Incyte Corp.	27,064	1,869
			247,912
Industrials (19.9%)
	TransDigm Group Inc.	18,760	23,774
	Carrier Global Corp.	299,334	20,432
	PACCAR Inc.	184,123	19,152
	Cummins Inc.	48,176	16,794
*	Block Inc. Class A	196,573	16,707
	Quanta Services Inc.	51,839	16,384
	United Rentals Inc.	23,045	16,234
	WW Grainger Inc.	15,392	16,224
*	Fair Isaac Corp.	8,123	16,172
	Howmet Aerospace Inc.	142,673	15,604
	Fidelity National Information Services Inc.	189,064	15,271
*	Axon Enterprise Inc.	25,440	15,119
3

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	AMETEK Inc.	81,231	14,643
	L3Harris Technologies Inc.	66,608	14,006
	Verisk Analytics Inc. Class A	49,590	13,659
	Otis Worldwide Corp.	140,283	12,992
	Ingersoll Rand Inc.	141,531	12,803
	Ferguson Enterprises Inc.	70,496	12,236
	Vulcan Materials Co.	46,378	11,930
	Old Dominion Freight Line Inc.	67,480	11,903
	Westinghouse Air Brake Technologies Corp.	60,365	11,445
	Rockwell Automation Inc.	39,647	11,331
	Equifax Inc.	43,530	11,094
	Martin Marietta Materials Inc.	21,463	11,086
	Cintas Corp.	60,195	10,998
	DuPont de Nemours Inc.	132,091	10,072
	Global Payments Inc.	89,376	10,015
	Xylem Inc.	85,318	9,899
	Dow Inc.	245,833	9,865
*	Keysight Technologies Inc.	60,946	9,790
	PPG Industries Inc.	81,465	9,731
	Johnson Controls International plc	116,272	9,177
	Fortive Corp.	121,842	9,138
*	Mettler-Toledo International Inc.	7,411	9,069
	Dover Corp.	48,180	9,038
	Synchrony Financial	136,730	8,887
	Veralto Corp.	82,509	8,403
*	Corpay Inc.	23,258	7,871
*	Teledyne Technologies Inc.	16,366	7,596
	Packaging Corp. of America	31,537	7,100
*	Zebra Technologies Corp. Class A	18,114	6,996
	TransUnion	68,447	6,346
	Snap-on Inc.	18,439	6,260
*	Trimble Inc.	85,760	6,060
	Jacobs Solutions Inc.	43,534	5,817
	Ball Corp.	104,800	5,778
	Masco Corp.	75,762	5,498
	Expeditors International of Washington Inc.	49,156	5,445
	Textron Inc.	65,147	4,983
	HEICO Corp. Class A	26,448	4,921
	JB Hunt Transport Services Inc.	28,328	4,834
	Hubbell Inc. Class B	9,424	3,948
	HEICO Corp.	14,440	3,433
	Stanley Black & Decker Inc.	27,070	2,173
*	Symbotic Inc. Class A	8,136	193
			576,329
Real Estate (7.7%)
	Welltower Inc.	218,681	27,560
	Digital Realty Trust Inc.	116,493	20,658
	Realty Income Corp.	307,363	16,416
*	CBRE Group Inc. Class A	107,469	14,110
	Extra Space Storage Inc.	74,447	11,137
	AvalonBay Communities Inc.	49,954	10,988
	Iron Mountain Inc.	103,061	10,833
	VICI Properties Inc. Class A	366,326	10,700
*	CoStar Group Inc.	143,971	10,307
	Simon Property Group Inc.	54,427	9,373
	Equity Residential	126,592	9,084
	Ventas Inc.	147,277	8,673
	SBA Communications Corp. Class A	37,761	7,696
	Weyerhaeuser Co.	255,176	7,183
	Crown Castle Inc.	76,314	6,926
	Invitation Homes Inc.	204,387	6,534
	Essex Property Trust Inc.	22,571	6,443
	Mid-America Apartment Communities Inc.	41,048	6,345
	Alexandria Real Estate Equities Inc.	61,375	5,987
	Sun Communities Inc.	44,739	5,502
	UDR Inc.	57,948	2,515
	Healthpeak Properties Inc.	122,827	2,490
	WP Carey Inc.	38,428	2,094
4

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	Lineage Inc.	23,952	1,403
			220,957
Technology (13.9%)
	Amphenol Corp. Class A	423,389	29,404
*	Palantir Technologies Inc. Class A	363,758	27,511
*	DoorDash Inc. Class A	114,813	19,260
	Vertiv Holdings Co. Class A	131,811	14,975
*	Datadog Inc. Class A	104,495	14,931
*	Atlassian Corp. Class A	56,739	13,809
	Cognizant Technology Solutions Corp. Class A	174,124	13,390
	Corning Inc.	270,616	12,860
*	Gartner Inc.	25,734	12,467
*	HubSpot Inc.	17,223	12,000
	HP Inc.	338,435	11,043
*	Cloudflare Inc. Class A	101,993	10,983
	Microchip Technology Inc.	188,582	10,815
*	ANSYS Inc.	30,711	10,360
*	Fortinet Inc.	107,666	10,172
	Hewlett Packard Enterprise Co.	456,064	9,737
*	GoDaddy Inc. Class A	49,303	9,731
*	MicroStrategy Inc. Class A	33,319	9,650
	Monolithic Power Systems Inc.	16,274	9,629
*	ON Semiconductor Corp.	149,529	9,428
*	Tyler Technologies Inc.	15,030	8,667
	NetApp Inc.	71,397	8,288
	CDW Corp.	46,799	8,145
*	Snowflake Inc. Class A	52,167	8,055
	TE Connectivity plc	52,528	7,510
*	Western Digital Corp.	121,406	7,239
	Teradyne Inc.	57,192	7,202
*	Zoom Communications Inc. Class A	82,840	6,761
	Seagate Technology Holdings plc	74,284	6,411
*	VeriSign Inc.	28,686	5,937
*	Zscaler Inc.	32,328	5,832
*	Pinterest Inc. Class A	197,918	5,740
*	MongoDB Inc. Class A	24,645	5,738
	SS&C Technologies Holdings Inc.	73,934	5,603
*	Super Micro Computer Inc.	174,794	5,328
*	Akamai Technologies Inc.	52,756	5,046
	Gen Digital Inc.	183,935	5,036
*	Okta Inc. Class A	57,037	4,495
*	Snap Inc. Class A	374,815	4,037
	Leidos Holdings Inc.	23,430	3,375
	Bentley Systems Inc. Class B	56,150	2,622
	Skyworks Solutions Inc.	28,076	2,490
			401,712
Telecommunications (1.0%)
	Motorola Solutions Inc.	58,689	27,128
Utilities (8.2%)
	Constellation Energy Corp.	110,665	24,757
	Vistra Corp.	119,482	16,473
	Waste Connections Inc.	90,627	15,550
	PG&E Corp.	748,425	15,103
	Public Service Enterprise Group Inc.	174,969	14,783
	Xcel Energy Inc.	201,663	13,616
	Exelon Corp.	352,870	13,282
	Entergy Corp.	150,593	11,418
	Consolidated Edison Inc.	121,652	10,855
	Edison International	135,960	10,855
	WEC Energy Group Inc.	111,099	10,448
	American Water Works Co. Inc.	68,446	8,521
	Ameren Corp.	93,595	8,343
	PPL Corp.	246,208	7,992
	Dominion Energy Inc.	147,498	7,944
	DTE Energy Co.	65,401	7,897
	FirstEnergy Corp.	192,270	7,649
	Eversource Energy	128,676	7,390
	CenterPoint Energy Inc.	228,873	7,262
5

Mid-Cap Index Portfolio
	Shares	Market Value• ($000)
CMS Energy Corp.	104,926	6,993
Alliant Energy Corp.	90,111	5,329
NiSource Inc.	81,958	3,013
Evergy Inc.	38,318	2,359
		237,832
Total Common Stocks (Cost $2,118,296)		2,888,487
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.466% (Cost $286)	2,861	286
Total Investments (99.9%) (Cost $2,118,582)		2,888,773
Other Assets and Liabilities—Net (0.1%)		2,644
Net Assets (100%)		2,891,417
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	5	1,484	(22)
E-mini S&P Mid-Cap 400 Index	March 2025	8	2,517	(9)
				(31)
See accompanying Notes, which are an integral part of the Financial Statements.
6

Mid-Cap Index Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,118,296)	2,888,487
Affiliated Issuers (Cost $286)	286
Total Investments in Securities	2,888,773
Investment in Vanguard	81
Cash Collateral Pledged—Futures Contracts	260
Receivables for Accrued Income	3,097
Receivables for Capital Shares Issued	18,681
Variation Margin Receivable—Futures Contracts	4
Total Assets	2,910,896
Liabilities
Payables for Investment Securities Purchased	16,999
Payables for Capital Shares Redeemed	2,263
Payables to Vanguard	217
Total Liabilities	19,479
Net Assets	2,891,417
At December 31, 2024, net assets consisted of:

Paid-in Capital	1,938,404
Total Distributable Earnings (Loss)	953,013
Net Assets	2,891,417

Net Assets
Applicable to 107,709,001 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,891,417
Net Asset Value Per Share	$26.84
See accompanying Notes, which are an integral part of the Financial Statements.
7

Mid-Cap Index Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	41,657
Interest[2]	226
Securities Lending—Net	181
Total Income	42,064
Expenses
The Vanguard Group—Note B
Investment Advisory Services	46
Management and Administrative	4,296
Marketing and Distribution	130
Custodian Fees	58
Auditing Fees	32
Shareholders’ Reports	39
Trustees’ Fees and Expenses	2
Other Expenses	9
Total Expenses	4,612
Net Investment Income	37,452
Realized Net Gain (Loss)
Investment Securities Sold[2]	148,561
Futures Contracts	609
Realized Net Gain (Loss)	149,170
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	190,516
Futures Contracts	(2)
Change in Unrealized Appreciation (Depreciation)	190,514
Net Increase (Decrease) in Net Assets Resulting from Operations	377,136
1	Dividends are net of foreign withholding taxes of $23,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $208,000, $3,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Mid-Cap Index Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,452	35,397
Realized Net Gain (Loss)	149,170	31,095
Change in Unrealized Appreciation (Depreciation)	190,514	284,954
Net Increase (Decrease) in Net Assets Resulting from Operations	377,136	351,446
Distributions
Total Distributions	(68,219)	(73,871)
Capital Share Transactions
Issued	420,032	312,862
Issued in Lieu of Cash Distributions	68,219	73,871
Redeemed	(456,272)	(345,053)
Net Increase (Decrease) from Capital Share Transactions	31,979	41,680
Total Increase (Decrease)	340,896	319,255
Net Assets
Beginning of Period	2,550,521	2,231,266
End of Period	2,891,417	2,550,521
See accompanying Notes, which are an integral part of the Financial Statements.
9

Mid-Cap Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.93	$21.38	$29.48	$25.77	$24.03
Investment Operations
Net Investment Income[1]	.351	.336	.319	.284	.325[2]
Net Realized and Unrealized Gain (Loss) on Investments	3.211	2.934	(5.464)	5.642	3.047
Total from Investment Operations	3.562	3.270	(5.145)	5.926	3.372
Distributions
Dividends from Net Investment Income	(.356)	(.319)	(.282)	(.318)	(.344)
Distributions from Realized Capital Gains	(.296)	(.401)	(2.673)	(1.898)	(1.288)
Total Distributions	(.652)	(.720)	(2.955)	(2.216)	(1.632)
Net Asset Value, End of Period	$26.84	$23.93	$21.38	$29.48	$25.77
Total Return	15.08%	15.83%	-18.82%	24.36%	18.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,891	$2,551	$2,231	$2,781	$2,241
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.53%	1.39%	1.03%	1.50%[2]
Portfolio Turnover Rate	21%	16%	16%	20%	28%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.036 and 0.17%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Mid-Cap Index Portfolio
Notes to Financial Statements
The Mid-Cap Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending
11

Mid-Cap Index Portfolio
Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the portfolio had contributed to Vanguard capital in the amount of $81,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2024, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for passive foreign investment companies were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	55,659
Undistributed Long-Term Gains	127,732
Net Unrealized Gains (Losses)	769,622
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	953,013
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	40,255	32,760
Long-Term Capital Gains	27,964	41,111
Total	68,219	73,871
*	Includes short-term capital gains, if any.
12

Mid-Cap Index Portfolio
As of December 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,119,151
Gross Unrealized Appreciation	903,333
Gross Unrealized Depreciation	(133,711)
Net Unrealized Appreciation (Depreciation)	769,622
E.  During the year ended December 31, 2024, the portfolio purchased $567,263,000 of investment securities and sold $561,464,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $51,719,000 and sales were $210,505,000, resulting in net realized loss of $8,880,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	16,602	14,297
Issued in Lieu of Cash Distributions	2,721	3,576
Redeemed	(18,190)	(15,649)
Net Increase (Decrease) in Shares Outstanding	1,133	2,224
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 29% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
13

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Mid-Cap Index Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
14

Tax information (unaudited)
For corporate shareholders, 85.4%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $108,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $27,964,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q690MC 022025
15

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Total International Stock Market Index Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	9
Tax information	10

Total International Stock Market Index Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
International Stock Funds (100.0%)
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	12,267,836	437,594
Vanguard Developed Markets Index Fund Admiral Shares	28,452,884	437,036
Vanguard Emerging Markets Stock Index Fund Admiral Shares	8,225,091	302,437
Vanguard European Stock Index Fund Admiral Shares	2,261,521	179,904
Vanguard Pacific Stock Index Fund Admiral Shares	1,395,195	122,428
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	1,755,730	49,494
Vanguard FTSE Canada All Cap Index ETF	918,885	32,289
Total Investment Companies (Cost $1,569,794)		1,561,182
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.466% (Cost $693)	6,934	693
Total Investments (100.0%) (Cost $1,570,487)		1,561,875
Other Assets and Liabilities—Net (0.0%)		(433)
Net Assets (100%)		1,561,442
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Total International Stock Market Index Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,570,487)	1,561,875
Receivables for Accrued Income	215
Receivables for Capital Shares Issued	10,671
Total Assets	1,572,761
Liabilities
Payables for Investment Securities Purchased	11,115
Payables for Capital Shares Redeemed	204
Total Liabilities	11,319
Net Assets	1,561,442
At December 31, 2024, net assets consisted of:

Paid-in Capital	1,498,844
Total Distributable Earnings (Loss)	62,598
Net Assets	1,561,442

Net Assets
Applicable to 73,034,949 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,561,442
Net Asset Value Per Share	$21.38
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total International Stock Market Index Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds[1]	48,699
Net Investment Income—Note B	48,699
Realized Net Gain (Loss)
Affiliated Funds Sold	31,595
Foreign Currencies	2
Realized Net Gain (Loss)	31,597
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(8,868)
Net Increase (Decrease) in Net Assets Resulting from Operations	71,428
1	Dividends are net of foreign withholding taxes of $155,000.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total International Stock Market Index Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	48,699	40,777
Realized Net Gain (Loss)	31,597	8,926
Change in Unrealized Appreciation (Depreciation)	(8,868)	123,272
Net Increase (Decrease) in Net Assets Resulting from Operations	71,428	172,975
Distributions
Total Distributions	(52,565)	(47,092)
Capital Share Transactions
Issued	537,115	274,398
Issued in Lieu of Cash Distributions	52,565	47,092
Redeemed	(360,953)	(342,777)
Net Increase (Decrease) from Capital Share Transactions	228,727	(21,287)
Total Increase (Decrease)	247,590	104,596
Net Assets
Beginning of Period	1,313,852	1,209,256
End of Period	1,561,442	1,313,852
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total International Stock Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$21.09	$19.05	$24.23	$22.98	$21.38
Investment Operations
Net Investment Income[1]	.703	.666	.622	.730	.487
Capital Gain Distributions Received[1]	—	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	.359	2.204	(4.351)	1.202	1.645
Total from Investment Operations	1.062	2.870	(3.729)	1.932	2.132
Distributions
Dividends from Net Investment Income	(.660)	(.585)	(.709)	(.462)	(.415)
Distributions from Realized Capital Gains	(.112)	(.245)	(.742)	(.220)	(.117)
Total Distributions	(.772)	(.830)	(1.451)	(.682)	(.532)
Net Asset Value, End of Period	$21.38	$21.09	$19.05	$24.23	$22.98
Total Return	5.06%	15.54%	-16.01%	8.53%	11.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,561	$1,314	$1,209	$1,126	$899
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.25%	3.36%	3.16%	3.03%	2.50%
Portfolio Turnover Rate	16%	18%	15%	12%	22%
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total International Stock Market Index Portfolio
Notes to Financial Statements
The Total International Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the year ended December 31, 2024, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
6

Total International Stock Market Index Portfolio
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2024, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	51,984
Undistributed Long-Term Gains	26,345
Net Unrealized Gains (Losses)	(15,731)
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	62,598
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	48,714	34,654
Long-Term Capital Gains	3,851	12,438
Total	52,565	47,092
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,577,606
Gross Unrealized Appreciation	33,265
Gross Unrealized Depreciation	(48,996)
Net Unrealized Appreciation (Depreciation)	(15,731)
E.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	24,694	13,871
Issued in Lieu of Cash Distributions	2,474	2,477
Redeemed	(16,435)	(17,535)
Net Increase (Decrease) in Shares Outstanding	10,733	(1,187)
7

Total International Stock Market Index Portfolio
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2024 Market Value ($000)
Vanguard Developed Markets Index Fund	366,628	130,548	57,840	9,872	(12,172)	13,736	—	437,036
Vanguard Emerging Markets Stock Index Fund	230,019	111,140	58,130	4,877	14,531	8,971	—	302,437
Vanguard European Stock Index Fund	167,129	53,428	38,223	5,817	(8,247)	6,377	—	179,904
Vanguard FTSE All-World ex-US Index Fund	367,068	112,227	49,579	7,808	70	13,383	—	437,594
Vanguard FTSE All-World ex-US Small-Cap Index Fund	42,944	14,725	7,764	696	(1,107)	1,607	—	49,494
Vanguard FTSE Canada All Cap Index ETF	29,521	126	—	—	2,642	877	—	32,289
Vanguard Market Liquidity Fund	2	NA2	NA2	—	—	19	—	693
Vanguard Pacific Stock Index Fund	110,930	40,146	26,588	2,525	(4,585)	3,729	—	122,428
Total	1,314,241	462,340	238,124	31,595	(8,868)	48,699	—	1,561,875
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At December 31, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 25% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Total International Stock Market Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Total International Stock Market Index Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets  for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
The portfolio hereby designates for the fiscal year $271,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $3,851,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The portfolio designates to shareholders foreign source income of $47,143,000 and foreign taxes paid of $4,852,000.
Q690TISM 022025
10

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Total Stock Market Index Portfolio
(with underlying Equity Index Portfolio)

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	9
Tax information	10

Total Stock Market Index Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	65,568,151	4,730,086
Vanguard Extended Market Index Fund Admiral Shares	4,824,894	695,171
Total Investment Companies (Cost $3,625,236)		5,425,257
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.466% (Cost $3)	34	3
Total Investments (100.0%) (Cost $3,625,239)		5,425,260
Other Assets and Liabilities—Net (0.0%)		(2,561)
Net Assets (100%)		5,422,699
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Total Stock Market Index Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $3,625,239)	5,425,260
Receivables for Investment Securities Sold	16,066
Receivables for Accrued Income	3
Receivables for Capital Shares Issued	422
Total Assets	5,441,751
Liabilities
Due to Custodian	2,060
Payables for Investment Securities Purchased	4
Payables for Capital Shares Redeemed	16,988
Total Liabilities	19,052
Net Assets	5,422,699
At December 31, 2024, net assets consisted of:

Paid-in Capital	3,257,205
Total Distributable Earnings (Loss)	2,165,494
Net Assets	5,422,699

Net Assets
Applicable to 96,551,845 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,422,699
Net Asset Value Per Share	$56.16
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total Stock Market Index Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	63,305
Net Investment Income—Note B	63,305
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	158,783
Affiliated Funds Sold	148,908
Realized Net Gain (Loss)	307,691
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	671,806
Net Increase (Decrease) in Net Assets Resulting from Operations	1,042,802
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total Stock Market Index Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	63,305	58,154
Realized Net Gain (Loss)	307,691	337,499
Change in Unrealized Appreciation (Depreciation)	671,806	545,038
Net Increase (Decrease) in Net Assets Resulting from Operations	1,042,802	940,691
Distributions
Total Distributions	(398,985)	(279,097)
Capital Share Transactions
Issued	640,472	530,697
Issued in Lieu of Cash Distributions	398,985	279,097
Redeemed	(617,349)	(728,124)
Net Increase (Decrease) from Capital Share Transactions	422,108	81,670
Total Increase (Decrease)	1,065,925	743,264
Net Assets
Beginning of Period	4,356,774	3,613,510
End of Period	5,422,699	4,356,774
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$49.45	$42.30	$56.94	$48.56	$42.81
Investment Operations
Net Investment Income[1]	.666	.647	.587	.640	.678
Capital Gain Distributions Received[1]	1.670	1.227	1.704	1.599	.684
Net Realized and Unrealized Gain (Loss) on Investments	8.829	8.422	(12.797)	9.589	6.354
Total from Investment Operations	11.165	10.296	(10.506)	11.828	7.716
Distributions
Dividends from Net Investment Income	(.687)	(.536)	(.650)	(.652)	(.671)
Distributions from Realized Capital Gains	(3.768)	(2.610)	(3.484)	(2.796)	(1.295)
Total Distributions	(4.455)	(3.146)	(4.134)	(3.448)	(1.966)
Net Asset Value, End of Period	$56.16	$49.45	$42.30	$56.94	$48.56
Total Return	23.71%	25.95%	-19.59%	25.64%	20.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,423	$4,357	$3,614	$4,254	$3,462
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.27%	1.45%	1.28%	1.22%	1.66%
Portfolio Turnover Rate	6%	12%	6%	7%	13%
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Portfolio
Notes to Financial Statements
The Total Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in VVIF Equity Index Portfolio. The accompanying financial statements of VVIF Equity Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the year ended December 31, 2024, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2024, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
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Total Stock Market Index Portfolio
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	59,573
Undistributed Long-Term Gains	305,901
Net Unrealized Gains (Losses)	1,800,020
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	2,165,494
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	61,491	50,306
Long-Term Capital Gains	337,494	228,791
Total	398,985	279,097
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,625,240
Gross Unrealized Appreciation	1,801,410
Gross Unrealized Depreciation	(1,390)
Net Unrealized Appreciation (Depreciation)	1,800,020
E.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	12,188	11,883
Issued in Lieu of Cash Distributions	7,999	6,866
Redeemed	(11,731)	(16,087)
Net Increase (Decrease) in Shares Outstanding	8,456	2,662
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2024 Market Value ($000)
Vanguard Extended Market Index Fund	619,834	94,009	114,154	45,408	50,074	7,737	—	695,171
Vanguard Market Liquidity Fund	1,708	NA1	NA1	(1)	—	29	—	3
Vanguard Variable Insurance Funds—Equity Index Portfolio	3,739,268	462,938	197,353	103,501	621,732	55,539	158,783	4,730,086
Total	4,360,810	556,947	311,507	148,908	671,806	63,305	158,783	5,425,260
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
7

Total Stock Market Index Portfolio
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At December 31, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 43% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Total Stock Market Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Total Stock Market Index Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
For corporate shareholders, 91.5%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $268,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $337,494,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q690TSMI 022025
10

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Equity Index Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	17
Tax information	18

Equity Index Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (9.4%)
	Meta Platforms Inc. Class A	502,013	293,934
	Alphabet Inc. Class A	1,345,569	254,716
	Alphabet Inc. Class C	1,095,943	208,711
*	Netflix Inc.	98,432	87,734
	Walt Disney Co.	416,942	46,427
	Verizon Communications Inc.	969,518	38,771
	AT&T Inc.	1,652,360	37,624
	Comcast Corp. Class A	879,275	32,999
	T-Mobile US Inc.	112,187	24,763
	Electronic Arts Inc.	54,980	8,044
*	Charter Communications Inc. Class A	22,272	7,634
*	Take-Two Interactive Software Inc.	37,653	6,931
*	Warner Bros Discovery Inc.	514,239	5,436
*	Live Nation Entertainment Inc.	36,100	4,675
	Omnicom Group Inc.	44,969	3,869
	Fox Corp. Class A	50,790	2,467
	News Corp. Class A	87,396	2,407
	Interpublic Group of Cos. Inc.	85,791	2,404
*	Match Group Inc.	57,824	1,892
	Paramount Global Class B	137,104	1,434
	Fox Corp. Class B	30,573	1,398
	News Corp. Class B	25,734	783
			1,075,053
Consumer Discretionary (11.2%)
*	Amazon.com Inc.	2,155,050	472,796
*	Tesla Inc.	643,122	259,718
	Home Depot Inc.	228,735	88,976
	McDonald's Corp.	164,992	47,830
	Booking Holdings Inc.	7,619	37,854
	Lowe's Cos. Inc.	130,679	32,252
	TJX Cos. Inc.	259,638	31,367
	Starbucks Corp.	261,145	23,830
	NIKE Inc. Class B	274,269	20,754
*	Chipotle Mexican Grill Inc. Class A	313,868	18,926
*	O'Reilly Automotive Inc.	13,299	15,770
	Marriott International Inc. Class A	53,133	14,821
	Hilton Worldwide Holdings Inc.	56,159	13,880
	General Motors Co.	253,271	13,492
	Royal Caribbean Cruises Ltd.	56,980	13,145
*	Airbnb Inc. Class A	99,711	13,103
*	AutoZone Inc.	3,894	12,469
	Ross Stores Inc.	76,427	11,561
*	Lululemon Athletica Inc.	26,020	9,950
	DR Horton Inc.	67,165	9,391
	Ford Motor Co.	897,477	8,885
	Yum! Brands Inc.	64,284	8,624
	Lennar Corp. Class A	54,997	7,500
	Garmin Ltd.	35,414	7,305
*	Deckers Outdoor Corp.	34,999	7,108
	eBay Inc.	110,349	6,836
	Tractor Supply Co.	123,060	6,530
*	Carnival Corp.	239,261	5,962
*	NVR Inc.	706	5,774
*	Expedia Group Inc.	28,290	5,271
	PulteGroup Inc.	47,226	5,143
	Darden Restaurants Inc.	27,063	5,052
*	Ulta Beauty Inc.	10,852	4,720
	Las Vegas Sands Corp.	80,158	4,117
	Best Buy Co. Inc.	44,973	3,859
1

Equity Index Portfolio
		Shares	Market Value• ($000)
	Genuine Parts Co.	31,928	3,728
	Tapestry Inc.	53,689	3,508
	Domino's Pizza Inc.	7,953	3,338
*	Aptiv plc	54,135	3,274
	Pool Corp.	8,757	2,986
*	CarMax Inc.	35,681	2,917
*	Norwegian Cruise Line Holdings Ltd.	101,339	2,607
	LKQ Corp.	59,921	2,202
	Ralph Lauren Corp. Class A	9,238	2,134
	Wynn Resorts Ltd.	21,299	1,835
*	MGM Resorts International	52,105	1,805
	Hasbro Inc.	30,190	1,688
*	Caesars Entertainment Inc.	48,923	1,635
	BorgWarner Inc.	50,381	1,602
*	Mohawk Industries Inc.	12,081	1,439
			1,291,269
Consumer Staples (5.5%)
	Costco Wholesale Corp.	102,028	93,485
	Procter & Gamble Co.	542,331	90,922
	Walmart Inc.	999,579	90,312
	Coca-Cola Co.	892,770	55,584
	PepsiCo Inc.	315,912	48,038
	Philip Morris International Inc.	358,113	43,099
	Altria Group Inc.	390,045	20,395
	Mondelez International Inc. Class A	307,866	18,389
	Colgate-Palmolive Co.	188,035	17,094
	Target Corp.	106,109	14,344
	Kimberly-Clark Corp.	76,820	10,067
	Kenvue Inc.	441,442	9,425
	Kroger Co.	153,404	9,381
	Sysco Corp.	113,005	8,640
*	Monster Beverage Corp.	161,321	8,479
	Keurig Dr Pepper Inc.	259,379	8,331
	General Mills Inc.	127,870	8,154
	Constellation Brands Inc. Class A	35,969	7,949
	Kraft Heinz Co.	203,175	6,240
	Church & Dwight Co. Inc.	56,436	5,909
	Hershey Co.	33,982	5,755
	Archer-Daniels-Midland Co.	110,214	5,568
	Kellanova	61,833	5,007
	Clorox Co.	28,548	4,637
	McCormick & Co. Inc. (Non-Voting)	58,104	4,430
	Estee Lauder Cos. Inc. Class A	53,713	4,027
	Dollar General Corp.	50,686	3,843
	Tyson Foods Inc. Class A	65,883	3,784
*	Dollar Tree Inc.	46,573	3,490
	Conagra Brands Inc.	109,613	3,042
	J M Smucker Co.	24,539	2,702
	Bunge Global SA	32,179	2,502
	Molson Coors Beverage Co. Class B	40,115	2,299
	Lamb Weston Holdings Inc.	32,802	2,192
	Hormel Foods Corp.	67,027	2,103
	Campbell's Co.	45,403	1,902
	Brown-Forman Corp. Class B	41,821	1,588
	Walgreens Boots Alliance Inc.	165,491	1,544
			634,652
Energy (3.2%)
	Exxon Mobil Corp.	1,012,192	108,882
	Chevron Corp.	384,824	55,738
	ConocoPhillips	297,727	29,526
	EOG Resources Inc.	129,567	15,882
	Williams Cos. Inc.	280,449	15,178
	ONEOK Inc.	134,361	13,490
	Schlumberger NV	325,269	12,471
	Kinder Morgan Inc.	444,962	12,192
	Phillips 66	95,131	10,838
	Marathon Petroleum Corp.	74,030	10,327
	Baker Hughes Co. Class A	227,942	9,350
	Targa Resources Corp.	50,232	8,966
2

Equity Index Portfolio
		Shares	Market Value• ($000)
	Valero Energy Corp.	72,923	8,940
	Hess Corp.	63,687	8,471
	Occidental Petroleum Corp.	155,612	7,689
	Diamondback Energy Inc.	43,031	7,050
	EQT Corp.	137,437	6,337
	Halliburton Co.	202,329	5,501
	Devon Energy Corp.	151,299	4,952
	Texas Pacific Land Corp.	4,340	4,800
	Coterra Energy Inc.	169,475	4,328
	APA Corp.	85,230	1,968
			362,876
Financials (13.6%)
*	Berkshire Hathaway Inc. Class B	422,115	191,336
	JPMorgan Chase & Co.	648,368	155,420
	Visa Inc. Class A	397,955	125,770
	Mastercard Inc. Class A	188,767	99,399
	Bank of America Corp.	1,537,154	67,558
	Wells Fargo & Co.	766,614	53,847
	Goldman Sachs Group Inc.	72,266	41,381
	American Express Co.	128,110	38,022
	S&P Global Inc.	73,090	36,401
	Morgan Stanley	285,744	35,924
	Blackrock Inc.	33,536	34,378
	Progressive Corp.	134,862	32,314
	Citigroup Inc.	435,310	30,641
	Blackstone Inc.	166,311	28,675
*	Fiserv Inc.	131,050	26,920
	Charles Schwab Corp.	344,264	25,479
	Marsh & McLennan Cos. Inc.	113,026	24,008
	Chubb Ltd.	86,271	23,837
	KKR & Co. Inc.	155,421	22,988
*	PayPal Holdings Inc.	230,926	19,710
	Intercontinental Exchange Inc.	132,157	19,693
	CME Group Inc.	82,984	19,271
	Aon plc Class A	49,817	17,892
	PNC Financial Services Group Inc.	91,402	17,627
	US Bancorp	359,169	17,179
	Apollo Global Management Inc.	102,963	17,005
	Moody's Corp.	35,896	16,992
	Arthur J Gallagher & Co.	57,532	16,330
	Capital One Financial Corp.	87,864	15,668
	Truist Financial Corp.	305,776	13,265
	Bank of New York Mellon Corp.	167,490	12,868
	Travelers Cos. Inc.	52,293	12,597
	Aflac Inc.	115,175	11,914
	Ameriprise Financial Inc.	22,349	11,899
	Allstate Corp.	60,998	11,760
	MetLife Inc.	133,981	10,970
	MSCI Inc. Class A	18,052	10,831
	American International Group Inc.	143,677	10,460
	Fidelity National Information Services Inc.	124,006	10,016
	Discover Financial Services	57,735	10,001
	Prudential Financial Inc.	82,006	9,720
	Arch Capital Group Ltd.	86,295	7,969
	Nasdaq Inc.	95,300	7,368
	Hartford Financial Services Group Inc.	66,784	7,306
	Willis Towers Watson plc	23,202	7,268
	M&T Bank Corp.	38,222	7,186
	State Street Corp.	67,526	6,628
	Global Payments Inc.	58,566	6,563
	Raymond James Financial Inc.	42,148	6,547
	Fifth Third Bancorp	154,472	6,531
	Synchrony Financial	89,666	5,828
	T. Rowe Price Group Inc.	51,125	5,782
	Brown & Brown Inc.	54,567	5,567
	Huntington Bancshares Inc.	334,826	5,448
*	Corpay Inc.	16,070	5,438
	Cincinnati Financial Corp.	36,012	5,175
	Regions Financial Corp.	209,371	4,924
3

Equity Index Portfolio
		Shares	Market Value• ($000)
	Cboe Global Markets Inc.	24,115	4,712
	Northern Trust Corp.	45,658	4,680
	Citizens Financial Group Inc.	101,499	4,442
	FactSet Research Systems Inc.	8,721	4,189
	W R Berkley Corp.	69,296	4,055
	KeyCorp	228,275	3,913
	Principal Financial Group Inc.	48,461	3,751
	Everest Group Ltd.	9,898	3,588
	Loews Corp.	41,639	3,526
	Jack Henry & Associates Inc.	16,809	2,947
	Assurant Inc.	11,813	2,519
	Erie Indemnity Co. Class A	5,748	2,370
	Globe Life Inc.	19,333	2,156
	MarketAxess Holdings Inc.	8,702	1,967
	Invesco Ltd.	102,598	1,793
	Franklin Resources Inc.	71,495	1,451
			1,561,553
Health Care (10.1%)
	Eli Lilly & Co.	181,443	140,074
	UnitedHealth Group Inc.	211,922	107,203
	Johnson & Johnson	554,406	80,178
	AbbVie Inc.	406,909	72,308
	Merck & Co. Inc.	582,478	57,945
	Thermo Fisher Scientific Inc.	88,063	45,813
	Abbott Laboratories	399,518	45,189
*	Intuitive Surgical Inc.	81,999	42,800
	Pfizer Inc.	1,304,934	34,620
	Danaher Corp.	148,027	33,980
	Amgen Inc.	123,824	32,274
*	Boston Scientific Corp.	339,358	30,311
	Stryker Corp.	79,009	28,447
	Gilead Sciences Inc.	286,909	26,502
	Bristol-Myers Squibb Co.	467,203	26,425
*	Vertex Pharmaceuticals Inc.	59,323	23,889
	Medtronic plc	295,290	23,588
	Elevance Health Inc.	53,377	19,691
	Cigna Group	64,073	17,693
*	Regeneron Pharmaceuticals Inc.	24,250	17,274
	Zoetis Inc. Class A	103,931	16,933
	McKesson Corp.	29,242	16,665
	Becton Dickinson & Co.	66,508	15,089
	CVS Health Corp.	289,909	13,014
	HCA Healthcare Inc.	42,009	12,609
*	Edwards Lifesciences Corp.	135,845	10,057
	Cencora Inc.	40,400	9,077
	Agilent Technologies Inc.	66,184	8,891
	GE HealthCare Technologies Inc.	105,225	8,227
*	IQVIA Holdings Inc.	39,714	7,804
*	IDEXX Laboratories Inc.	18,859	7,797
	ResMed Inc.	33,750	7,718
*	Centene Corp.	116,289	7,045
	Humana Inc.	27,734	7,036
*	Dexcom Inc.	89,961	6,996
	Cardinal Health Inc.	55,753	6,594
*	Mettler-Toledo International Inc.	4,861	5,948
	West Pharmaceutical Services Inc.	16,648	5,453
*	Biogen Inc.	33,574	5,134
*	Waters Corp.	13,684	5,077
	Zimmer Biomet Holdings Inc.	45,843	4,842
	STERIS plc	22,730	4,672
	Labcorp Holdings Inc.	19,251	4,415
*	Insulet Corp.	16,159	4,219
*	Cooper Cos. Inc.	45,897	4,219
	Quest Diagnostics Inc.	25,660	3,871
*	Hologic Inc.	53,538	3,860
*	Molina Healthcare Inc.	13,175	3,835
	Baxter International Inc.	117,595	3,429
	Viatris Inc.	275,095	3,425
*	Align Technology Inc.	16,185	3,375
4

Equity Index Portfolio
		Shares	Market Value• ($000)
*	Moderna Inc.	77,959	3,242
	Revvity Inc.	28,027	3,128
	Bio-Techne Corp.	36,641	2,639
*	Incyte Corp.	36,843	2,545
	Universal Health Services Inc. Class B	13,524	2,426
*	Charles River Laboratories International Inc.	11,775	2,174
*	Solventum Corp.	31,845	2,104
*	Henry Schein Inc.	28,717	1,987
	Teleflex Inc.	10,691	1,903
*	DaVita Inc.	10,386	1,553
			1,157,231
Industrials (8.1%)
	General Electric Co.	249,167	41,559
	Caterpillar Inc.	111,148	40,320
	RTX Corp.	306,539	35,473
	Honeywell International Inc.	149,676	33,810
	Union Pacific Corp.	139,555	31,824
*	Boeing Co.	172,198	30,479
	Eaton Corp. plc	91,034	30,211
*	Uber Technologies Inc.	485,045	29,258
	Automatic Data Processing Inc.	93,864	27,477
	Deere & Co.	58,611	24,833
	Lockheed Martin Corp.	48,596	23,615
	United Parcel Service Inc. Class B	168,466	21,244
	GE Vernova Inc.	63,496	20,886
	Trane Technologies plc	51,834	19,145
	Parker-Hannifin Corp.	29,658	18,863
	Waste Management Inc.	84,042	16,959
	TransDigm Group Inc.	12,952	16,414
	Emerson Electric Co.	131,345	16,278
	3M Co.	125,431	16,192
	Illinois Tool Works Inc.	61,904	15,696
	General Dynamics Corp.	59,429	15,659
	Northrop Grumman Corp.	31,548	14,805
	FedEx Corp.	51,776	14,566
	Cintas Corp.	78,951	14,424
	CSX Corp.	444,236	14,336
	Carrier Global Corp.	192,195	13,119
	PACCAR Inc.	120,811	12,567
	Norfolk Southern Corp.	52,104	12,229
	Johnson Controls International plc	153,946	12,151
*	Copart Inc.	201,796	11,581
	Cummins Inc.	31,581	11,009
	WW Grainger Inc.	10,209	10,761
	Quanta Services Inc.	33,950	10,730
	United Rentals Inc.	15,115	10,648
	Paychex Inc.	73,722	10,337
	Howmet Aerospace Inc.	93,581	10,235
*	Axon Enterprise Inc.	16,687	9,917
	AMETEK Inc.	53,242	9,597
	Fastenal Co.	131,952	9,489
	Republic Services Inc. Class A	46,890	9,433
	L3Harris Technologies Inc.	43,605	9,169
	Verisk Analytics Inc. Class A	32,527	8,959
	Delta Air Lines Inc.	147,697	8,936
	Otis Worldwide Corp.	92,013	8,521
	Ingersoll Rand Inc.	92,751	8,390
	Old Dominion Freight Line Inc.	43,279	7,634
	Westinghouse Air Brake Technologies Corp.	39,599	7,508
	Rockwell Automation Inc.	26,004	7,432
*	United Airlines Holdings Inc.	75,790	7,359
	Equifax Inc.	28,498	7,263
	Xylem Inc.	55,925	6,488
	Broadridge Financial Solutions Inc.	26,906	6,083
	Fortive Corp.	79,916	5,994
	Dover Corp.	31,568	5,922
	Veralto Corp.	56,952	5,801
	Hubbell Inc. Class B	12,373	5,183
	Southwest Airlines Co.	138,111	4,643
5

Equity Index Portfolio
		Shares	Market Value• ($000)
	Lennox International Inc.	7,382	4,498
	Leidos Holdings Inc.	30,735	4,428
	Snap-on Inc.	12,078	4,100
	Jacobs Solutions Inc.	28,620	3,824
	Pentair plc	37,920	3,816
*	Builders FirstSource Inc.	26,503	3,788
	IDEX Corp.	17,453	3,653
	Masco Corp.	49,681	3,605
	Expeditors International of Washington Inc.	32,244	3,572
	Textron Inc.	42,726	3,268
	JB Hunt Transport Services Inc.	18,349	3,131
	Rollins Inc.	64,746	3,001
	Stanley Black & Decker Inc.	35,492	2,850
	CH Robinson Worldwide Inc.	27,247	2,815
*	Dayforce Inc.	36,443	2,647
	Nordson Corp.	12,545	2,625
	Allegion plc	19,908	2,602
	Paycom Software Inc.	11,180	2,292
*	Generac Holdings Inc.	13,702	2,124
	A O Smith Corp.	27,317	1,863
	Huntington Ingalls Industries Inc.	9,033	1,707
			935,623
Information Technology (32.5%)
	Apple Inc.	3,480,949	871,699
	NVIDIA Corp.	5,648,848	758,584
	Microsoft Corp.	1,712,132	721,664
	Broadcom Inc.	1,075,555	249,357
	Salesforce Inc.	220,133	73,597
	Oracle Corp.	370,083	61,671
	Cisco Systems Inc.	917,808	54,334
	Accenture plc Class A	143,875	50,614
*	ServiceNow Inc.	47,430	50,282
	International Business Machines Corp.	212,894	46,801
*	Advanced Micro Devices Inc.	373,626	45,130
*	Adobe Inc.	101,347	45,067
	Intuit Inc.	64,529	40,556
	Texas Instruments Inc.	210,016	39,380
	QUALCOMM Inc.	255,777	39,292
*	Palantir Technologies Inc. Class A	472,171	35,710
	Applied Materials Inc.	189,768	30,862
*	Palo Alto Networks Inc.	150,764	27,433
*	Arista Networks Inc.	237,951	26,301
	Analog Devices Inc.	114,355	24,296
	Micron Technology Inc.	255,299	21,486
	Lam Research Corp.	296,402	21,409
	Intel Corp.	993,492	19,920
	KLA Corp.	30,814	19,417
	Amphenol Corp. Class A	277,548	19,276
*	Cadence Design Systems Inc.	63,180	18,983
*	Crowdstrike Holdings Inc. Class A	53,605	18,341
	Motorola Solutions Inc.	38,499	17,795
*	Synopsys Inc.	35,384	17,174
*	Autodesk Inc.	49,526	14,638
*	Fortinet Inc.	146,546	13,846
	Roper Technologies Inc.	24,707	12,844
*	Workday Inc. Class A	49,064	12,660
	NXP Semiconductors NV	58,551	12,170
*	Fair Isaac Corp.	5,608	11,165
	TE Connectivity plc	68,911	9,852
	Cognizant Technology Solutions Corp. Class A	114,215	8,783
*	Gartner Inc.	17,760	8,604
	Corning Inc.	177,432	8,432
	Dell Technologies Inc. Class C	70,751	8,153
	HP Inc.	221,970	7,243
	Microchip Technology Inc.	123,621	7,090
*	ANSYS Inc.	20,120	6,787
	Monolithic Power Systems Inc.	11,232	6,646
*	Keysight Technologies Inc.	39,971	6,421
*	GoDaddy Inc. Class A	32,344	6,384
6

Equity Index Portfolio
		Shares	Market Value• ($000)
	Hewlett Packard Enterprise Co.	298,481	6,373
*	ON Semiconductor Corp.	98,087	6,184
*	Tyler Technologies Inc.	9,873	5,693
	NetApp Inc.	47,166	5,475
	CDW Corp.	30,608	5,327
*	PTC Inc.	27,695	5,092
*	Teledyne Technologies Inc.	10,735	4,982
*	Western Digital Corp.	79,619	4,748
	Teradyne Inc.	37,422	4,712
*	Zebra Technologies Corp. Class A	11,890	4,592
*	First Solar Inc.	24,670	4,348
	Seagate Technology Holdings plc	48,716	4,205
*	Trimble Inc.	56,300	3,978
*	VeriSign Inc.	19,041	3,941
	Jabil Inc.	25,978	3,738
*	Super Micro Computer Inc.	116,058	3,537
	Gen Digital Inc.	124,849	3,418
*	F5 Inc.	13,345	3,356
*	Akamai Technologies Inc.	34,608	3,310
	Skyworks Solutions Inc.	36,819	3,265
*	EPAM Systems Inc.	13,029	3,046
	Juniper Networks Inc.	76,496	2,865
*	Enphase Energy Inc.	31,205	2,143
			3,726,477
Materials (1.9%)
	Linde plc	109,624	45,896
	Sherwin-Williams Co.	53,368	18,141
	Air Products and Chemicals Inc.	51,236	14,861
	Ecolab Inc.	58,045	13,601
	Freeport-McMoRan Inc.	331,141	12,610
	Newmont Corp.	262,211	9,760
	Corteva Inc.	158,296	9,017
	Vulcan Materials Co.	30,399	7,820
	DuPont de Nemours Inc.	96,169	7,333
	Martin Marietta Materials Inc.	14,051	7,257
	Dow Inc.	161,360	6,475
	PPG Industries Inc.	53,418	6,381
	Nucor Corp.	54,078	6,311
	Smurfit WestRock plc	113,727	6,125
	International Flavors & Fragrances Inc.	58,933	4,983
	Packaging Corp. of America	20,491	4,613
	LyondellBasell Industries NV Class A	59,673	4,432
	International Paper Co.	80,067	4,309
	Ball Corp.	68,724	3,789
	Steel Dynamics Inc.	32,601	3,719
	Avery Dennison Corp.	18,448	3,452
	CF Industries Holdings Inc.	40,076	3,419
	Amcor plc	333,323	3,137
	Eastman Chemical Co.	26,675	2,436
	Albemarle Corp.	27,093	2,332
	Mosaic Co.	73,443	1,805
	Celanese Corp. Class A	25,171	1,742
	FMC Corp.	28,745	1,397
			217,153
Real Estate (2.1%)
	Prologis Inc.	213,162	22,531
	Equinix Inc.	22,223	20,954
	American Tower Corp.	107,642	19,743
	Welltower Inc.	136,243	17,171
	Digital Realty Trust Inc.	71,815	12,735
	Simon Property Group Inc.	70,631	12,163
	Public Storage	36,303	10,870
	Realty Income Corp.	201,509	10,762
	Crown Castle Inc.	100,170	9,091
*	CBRE Group Inc. Class A	69,239	9,090
	Extra Space Storage Inc.	48,821	7,304
	AvalonBay Communities Inc.	32,713	7,196
	Iron Mountain Inc.	67,571	7,102
	VICI Properties Inc. Class A	242,677	7,088
7

Equity Index Portfolio
	Shares	Market Value• ($000)
* CoStar Group Inc.	94,371	6,756
Ventas Inc.	96,585	5,688
Equity Residential	78,646	5,644
SBA Communications Corp. Class A	24,773	5,049
Weyerhaeuser Co.	166,842	4,697
Essex Property Trust Inc.	14,755	4,212
Invitation Homes Inc.	131,342	4,199
Mid-America Apartment Communities Inc.	26,941	4,164
Kimco Realty Corp.	155,438	3,642
Alexandria Real Estate Equities Inc.	35,661	3,479
Healthpeak Properties Inc.	160,933	3,262
UDR Inc.	69,196	3,004
Camden Property Trust	24,585	2,853
Host Hotels & Resorts Inc.	160,708	2,816
Regency Centers Corp.	37,666	2,785
BXP Inc.	33,499	2,491
Federal Realty Investment Trust	17,570	1,967
		240,508
Utilities (2.3%)
NextEra Energy Inc.	473,450	33,942
Southern Co.	252,341	20,773
Duke Energy Corp.	177,905	19,167
Constellation Energy Corp.	72,058	16,120
Sempra	145,919	12,800
American Electric Power Co. Inc.	122,634	11,310
Vistra Corp.	78,364	10,804
Dominion Energy Inc.	193,311	10,412
PG&E Corp.	503,445	10,159
Public Service Enterprise Group Inc.	114,538	9,677
Xcel Energy Inc.	132,247	8,929
Exelon Corp.	231,387	8,709
Entergy Corp.	98,796	7,491
Consolidated Edison Inc.	79,901	7,130
Edison International	89,225	7,124
WEC Energy Group Inc.	72,875	6,853
DTE Energy Co.	47,730	5,763
American Water Works Co. Inc.	44,921	5,592
PPL Corp.	170,103	5,522
Ameren Corp.	61,514	5,483
Atmos Energy Corp.	35,783	4,983
Eversource Energy	84,360	4,845
CenterPoint Energy Inc.	149,781	4,753
FirstEnergy Corp.	118,167	4,701
CMS Energy Corp.	68,887	4,591
NRG Energy Inc.	46,652	4,209
NiSource Inc.	107,390	3,948
Alliant Energy Corp.	59,129	3,497
Evergy Inc.	53,023	3,264
Pinnacle West Capital Corp.	26,177	2,219
AES Corp.	163,860	2,109
		266,879
Total Common Stocks (Cost $5,086,012)		11,469,274
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 4.466% (Cost $9,547)	95,465	9,547
Total Investments (100.0%) (Cost $5,095,559)		11,478,821
Other Assets and Liabilities—Net (0.0%)		(131)
Net Assets (100%)		11,478,690
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8

Equity Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	33	9,794	(53)
See accompanying Notes, which are an integral part of the Financial Statements.
9

Equity Index Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,086,012)	11,469,274
Affiliated Issuers (Cost $9,547)	9,547
Total Investments in Securities	11,478,821
Investment in Vanguard	310
Cash Collateral Pledged—Futures Contracts	634
Receivables for Accrued Income	7,041
Receivables for Capital Shares Issued	738
Total Assets	11,487,544
Liabilities
Due to Custodian	10
Payables for Investment Securities Purchased	12
Payables for Capital Shares Redeemed	8,048
Payables to Vanguard	714
Variation Margin Payable—Futures Contracts	70
Total Liabilities	8,854
Net Assets	11,478,690
At December 31, 2024, net assets consisted of:

Paid-in Capital	4,730,130
Total Distributable Earnings (Loss)	6,748,560
Net Assets	11,478,690

Net Assets
Applicable to 159,122,238 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,478,690
Net Asset Value Per Share	$72.14
See accompanying Notes, which are an integral part of the Financial Statements.
10

Equity Index Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	143,077
Interest[2]	1,032
Securities Lending—Net	30
Total Income	144,139
Expenses
The Vanguard Group—Note B
Investment Advisory Services	253
Management and Administrative	13,695
Marketing and Distribution	452
Custodian Fees	90
Auditing Fees	108
Shareholders’ Reports	74
Trustees’ Fees and Expenses	6
Other Expenses	21
Total Expenses	14,699
Net Investment Income	129,440
Realized Net Gain (Loss)
Investment Securities Sold[2]	243,687
Futures Contracts	5,860
Realized Net Gain (Loss)	249,547
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,900,775
Futures Contracts	(1,047)
Change in Unrealized Appreciation (Depreciation)	1,899,728
Net Increase (Decrease) in Net Assets Resulting from Operations	2,278,715
1	Dividends are net of foreign withholding taxes of $41,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $958,000, $3,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Equity Index Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	129,440	127,367
Realized Net Gain (Loss)	249,547	380,644
Change in Unrealized Appreciation (Depreciation)	1,899,728	1,454,493
Net Increase (Decrease) in Net Assets Resulting from Operations	2,278,715	1,962,504
Distributions
Total Distributions	(516,582)	(385,336)
Capital Share Transactions
Issued	1,000,158	670,469
Issued in Lieu of Cash Distributions	516,582	385,336
Redeemed	(1,022,556)	(1,002,164)
Net Increase (Decrease) from Capital Share Transactions	494,184	53,641
Total Increase (Decrease)	2,256,317	1,630,809
Net Assets
Beginning of Period	9,222,373	7,591,564
End of Period	11,478,690	9,222,373
See accompanying Notes, which are an integral part of the Financial Statements.
12

Equity Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$60.89	$50.74	$65.47	$53.76	$47.70
Investment Operations
Net Investment Income[1]	.826	.833	.806	.738	.798
Net Realized and Unrealized Gain (Loss) on Investments	13.851	11.870	(12.244)	13.978	7.014
Total from Investment Operations	14.677	12.703	(11.438)	14.716	7.812
Distributions
Dividends from Net Investment Income	(.888)	(.794)	(.758)	(.754)	(.806)
Distributions from Realized Capital Gains	(2.539)	(1.759)	(2.534)	(2.252)	(.946)
Total Distributions	(3.427)	(2.553)	(3.292)	(3.006)	(1.752)
Net Asset Value, End of Period	$72.14	$60.89	$50.74	$65.47	$53.76
Total Return	24.84%	26.11%	-18.23%	28.55%	18.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,479	$9,222	$7,592	$9,354	$7,555
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%[2]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.52%	1.48%	1.25%	1.73%
Portfolio Turnover Rate	4%	5%	5%	4%	8%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Equity Index Portfolio
Notes to Financial Statements
The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending
14

Equity Index Portfolio
Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the portfolio had contributed to Vanguard capital in the amount of $310,000, representing less than 0.01% of the portfolio’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2024, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	120,282
Undistributed Long-Term Gains	245,481
Net Unrealized Gains (Losses)	6,382,797
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	6,748,560
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	138,186	119,864
Long-Term Capital Gains	378,396	265,472
Total	516,582	385,336
*	Includes short-term capital gains, if any.
15

Equity Index Portfolio
As of December 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,096,024
Gross Unrealized Appreciation	6,788,941
Gross Unrealized Depreciation	(406,144)
Net Unrealized Appreciation (Depreciation)	6,382,797
E.  During the year ended December 31, 2024, the portfolio purchased $539,015,000 of investment securities and sold $382,009,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $15,937,000 and sales were $36,015,000, resulting in net realized gain of $5,761,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	14,842	12,250
Issued in Lieu of Cash Distributions	8,098	7,687
Redeemed	(15,286)	(18,089)
Net Increase (Decrease) in Shares Outstanding	7,654	1,848
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 44% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
16

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Equity Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Equity Index Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
17

Tax information (unaudited)
For corporate shareholders, 94.4%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $501,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $378,396,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q690TSMI 022025
18

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Real Estate Index Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	13
Tax information	14

Real Estate Index Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (91.9%)
Data Center REITs (10.2%)
	Equinix Inc.	72,533	68,391
	Digital Realty Trust Inc.	250,129	44,355
			112,746
Diversified REITs (2.0%)
	WP Carey Inc.	167,194	9,109
	Essential Properties Realty Trust Inc.	134,104	4,195
	Broadstone Net Lease Inc.	143,661	2,278
	Empire State Realty Trust Inc. Class A	107,479	1,109
	Global Net Lease Inc.	148,946	1,087
	Alexander & Baldwin Inc.	55,505	985
	American Assets Trust Inc.	37,487	984
	Armada Hoffler Properties Inc.	61,251	627
	Gladstone Commercial Corp.	32,182	523
	One Liberty Properties Inc.	13,232	360
	CTO Realty Growth Inc.	15,706	310
	NexPoint Diversified Real Estate Trust	25,057	153
			21,720
Health Care REITs (11.8%)
	Welltower Inc.	472,497	59,549
	Ventas Inc.	316,870	18,660
	Alexandria Real Estate Equities Inc.	120,284	11,734
	Healthpeak Properties Inc.	534,277	10,830
	Omega Healthcare Investors Inc.	196,995	7,456
	Healthcare Realty Trust Inc. Class A	277,471	4,703
	American Healthcare REIT Inc.	115,728	3,289
	CareTrust REIT Inc.	117,580	3,181
	Sabra Health Care REIT Inc.	179,376	3,107
	National Health Investors Inc.	35,226	2,441
[1]	Medical Properties Trust Inc.	434,283	1,715
	LTC Properties Inc.	33,468	1,156
	Sila Realty Trust Inc.	42,372	1,030
	Community Healthcare Trust Inc.	21,337	410
	Universal Health Realty Income Trust	10,048	374
	Global Medical REIT Inc.	46,831	362
	Diversified Healthcare Trust	129,955	299
			130,296
Hotel & Resort REITs (2.4%)
	Host Hotels & Resorts Inc.	536,600	9,401
	Ryman Hospitality Properties Inc.	43,514	4,540
	Apple Hospitality REIT Inc.	174,560	2,679
	Park Hotels & Resorts Inc.	159,313	2,242
	Sunstone Hotel Investors Inc.	147,262	1,744
	DiamondRock Hospitality Co.	159,209	1,438
	Pebblebrook Hotel Trust	92,016	1,247
	RLJ Lodging Trust	118,101	1,206
	Xenia Hotels & Resorts Inc.	77,943	1,158
	Summit Hotel Properties Inc.	83,957	575
	Chatham Lodging Trust	37,779	338
	Service Properties Trust	119,720	304
			26,872
Industrial REITs (10.2%)
	Prologis Inc.	707,363	74,768
	Rexford Industrial Realty Inc.	167,805	6,487
	EastGroup Properties Inc.	37,246	5,978
	First Industrial Realty Trust Inc.	100,986	5,063
	STAG Industrial Inc.	139,215	4,708
	Americold Realty Trust Inc.	206,323	4,415
	Terreno Realty Corp.	74,075	4,381
1

Real Estate Index Portfolio
		Shares	Market Value• ($000)
	Lineage Inc.	52,268	3,061
	LXP Industrial Trust	225,273	1,829
	Innovative Industrial Properties Inc.	21,612	1,440
	Plymouth Industrial REIT Inc.	30,937	551
			112,681
Multi-Family Residential REITs (8.9%)
	AvalonBay Communities Inc.	108,643	23,898
	Equity Residential	260,674	18,706
	Essex Property Trust Inc.	49,065	14,005
	Mid-America Apartment Communities Inc.	89,282	13,800
	UDR Inc.	239,222	10,385
	Camden Property Trust	81,462	9,453
	Independence Realty Trust Inc.	176,856	3,509
	Veris Residential Inc.	63,637	1,058
	Elme Communities	67,850	1,036
*	Apartment Investment & Management Co. Class A	96,931	881
	Centerspace	11,637	770
	NexPoint Residential Trust Inc.	17,391	726
	BRT Apartments Corp.	8,494	153
			98,380
Office REITs (3.4%)
	BXP Inc.	114,635	8,524
	Vornado Realty Trust	123,772	5,203
	Cousins Properties Inc.	116,437	3,568
	Kilroy Realty Corp.	85,364	3,453
	SL Green Realty Corp.	49,622	3,370
	COPT Defense Properties	86,318	2,672
	Highwoods Properties Inc.	80,978	2,476
	Douglas Emmett Inc.	127,772	2,372
	JBG SMITH Properties	62,456	960
	Piedmont Office Realty Trust Inc. Class A	95,145	871
	Easterly Government Properties Inc. Class A	75,318	856
	Brandywine Realty Trust	133,445	747
	Paramount Group Inc.	133,046	657
*	NET Lease Office Properties	11,175	349
	Peakstone Realty Trust	27,309	302
	Hudson Pacific Properties Inc.	97,378	295
	Orion Office REIT Inc.	38,612	143
	Office Properties Income Trust	37,647	38
			36,856
Other Specialized REITs (6.7%)
	Iron Mountain Inc.	224,106	23,556
	VICI Properties Inc. Class A	799,911	23,365
	Gaming & Leisure Properties Inc.	209,602	10,094
	Lamar Advertising Co. Class A	67,135	8,173
	EPR Properties	57,810	2,560
	Four Corners Property Trust Inc.	70,543	1,914
	Outfront Media Inc.	103,138	1,830
	Uniti Group Inc.	185,391	1,020
	Safehold Inc.	35,170	650
	Farmland Partners Inc.	35,190	414
	Gladstone Land Corp.	25,659	278
			73,854
Retail REITs (13.8%)
	Simon Property Group Inc.	249,080	42,894
	Realty Income Corp.	665,288	35,533
	Kimco Realty Corp.	514,715	12,060
	Regency Centers Corp.	131,711	9,737
	Federal Realty Investment Trust	57,532	6,441
	Brixmor Property Group Inc.	230,226	6,410
	NNN REIT Inc.	140,369	5,734
	Agree Realty Corp.	76,894	5,417
	Kite Realty Group Trust	167,957	4,239
	Macerich Co.	190,068	3,786
	Phillips Edison & Co. Inc.	93,784	3,513
	Tanger Inc.	83,395	2,846
	Urban Edge Properties	92,579	1,990
	Acadia Realty Trust	80,356	1,941
2

Real Estate Index Portfolio
		Shares	Market Value• ($000)
	InvenTrust Properties Corp.	58,860	1,773
	Retail Opportunity Investments Corp.	97,154	1,687
	Curbline Properties Corp.	71,879	1,669
	Getty Realty Corp.	39,190	1,181
	NETSTREIT Corp.	59,703	845
	SITE Centers Corp.	35,684	546
	Whitestone REIT	32,182	456
	Saul Centers Inc.	10,221	397
	Alexander's Inc.	1,770	354
	CBL & Associates Properties Inc.	9,381	276
*,2	Spirit MTA REIT	42,040	4
			151,729
Self-Storage REITs (6.3%)
	Public Storage	120,339	36,034
	Extra Space Storage Inc.	161,909	24,221
	CubeSmart	172,047	7,372
	National Storage Affiliates Trust	55,048	2,087
			69,714
Single-Family Residential REITs (4.1%)
	Invitation Homes Inc.	444,595	14,214
	Sun Communities Inc.	95,259	11,714
	American Homes 4 Rent Class A	251,523	9,412
	Equity LifeStyle Properties Inc.	135,363	9,015
	UMH Properties Inc.	57,036	1,077
			45,432
Telecom Tower REITs (10.2%)
	American Tower Corp.	356,840	65,448
	Crown Castle Inc.	332,020	30,134
	SBA Communications Corp. Class A	82,108	16,734
			112,316
Timber REITs (1.9%)
	Weyerhaeuser Co.	555,683	15,642
	Rayonier Inc.	107,964	2,818
	PotlatchDeltic Corp.	60,170	2,362
			20,822
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,093,947)			1,013,418
Real Estate Management & Development (8.0%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	31,344	1,408
	RMR Group Inc. Class A	12,151	251
*	Tejon Ranch Co.	15,080	240
			1,899
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	25,054	1,927
*	Forestar Group Inc.	15,594	405
			2,332
Real Estate Operating Companies (0.1%)
	Kennedy-Wilson Holdings Inc.	83,508	834
[1]	Landbridge Co. LLC Class A	9,712	627
*	Seritage Growth Properties Class A	26,380	109
			1,570
Real Estate Services (7.5%)
*	CBRE Group Inc. Class A	234,090	30,733
*	CoStar Group Inc.	313,067	22,412
*	Jones Lang LaSalle Inc.	36,260	9,179
*	Zillow Group Inc. Class C	117,479	8,699
*	Zillow Group Inc. Class A	41,380	2,932
*	Cushman & Wakefield plc	174,830	2,287
*	Compass Inc. Class A	327,515	1,916
	Newmark Group Inc. Class A	108,507	1,390
	Marcus & Millichap Inc.	19,317	739
*	Redfin Corp.	93,227	734
*	Opendoor Technologies Inc.	453,590	726
	eXp World Holdings Inc.	58,394	672
3

Real Estate Index Portfolio
	Shares	Market Value• ($000)
* Anywhere Real Estate Inc.	77,182	255
		82,674
Total Real Estate Management & Development (Cost $90,343)		88,475
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4] Vanguard Market Liquidity Fund, 4.466% (Cost $1,777)	17,775	1,777
Total Investments (100.0%) (Cost $1,186,067)		1,103,670
Other Assets and Liabilities—Net (0.0%)		(378)
Net Assets (100%)		1,103,292
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,729,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,761,000 was received for securities on loan.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Real Estate Index Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,184,290)	1,101,893
Affiliated Issuers (Cost $1,777)	1,777
Total Investments in Securities	1,103,670
Investment in Vanguard	31
Receivables for Accrued Income	4,223
Receivables for Capital Shares Issued	563
Total Assets	1,108,487
Liabilities
Due to Custodian	342
Payables for Investment Securities Purchased	2,623
Collateral for Securities on Loan	1,761
Payables for Capital Shares Redeemed	343
Payables to Vanguard	126
Total Liabilities	5,195
Net Assets	1,103,292
1 Includes $1,729,000 of securities on loan.
At December 31, 2024, net assets consisted of:

Paid-in Capital	1,140,558
Total Distributable Earnings (Loss)	(37,266)
Net Assets	1,103,292

Net Assets
Applicable to 93,942,975 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,103,292
Net Asset Value Per Share	$11.74
See accompanying Notes, which are an integral part of the Financial Statements.
5

Real Estate Index Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends	31,112
Interest[1]	311
Securities Lending—Net	34
Total Income	31,457
Expenses
The Vanguard Group—Note B
Investment Advisory Services	18
Management and Administrative	2,697
Marketing and Distribution	53
Custodian Fees	34
Auditing Fees	34
Shareholders’ Reports and Proxy Fees	22
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	2,868
Net Investment Income	28,589
Realized Net Gain (Loss)
Capital Gain Distributions Received	4,548
Investment Securities Sold[1]	13,210
Futures Contracts	3
Swap Contracts	425
Realized Net Gain (Loss)	18,186
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	3,781
Futures Contracts	(7)
Swap Contracts	114
Change in Unrealized Appreciation (Depreciation)	3,888
Net Increase (Decrease) in Net Assets Resulting from Operations	50,663
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $311,000, $2,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Real Estate Index Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,589	31,862
Realized Net Gain (Loss)	18,186	30,041
Change in Unrealized Appreciation (Depreciation)	3,888	59,739
Net Increase (Decrease) in Net Assets Resulting from Operations	50,663	121,642
Distributions
Total Distributions	(64,208)	(77,195)
Capital Share Transactions
Issued	133,353	98,954
Issued in Lieu of Cash Distributions	64,208	77,195
Redeemed	(223,407)	(171,797)
Net Increase (Decrease) from Capital Share Transactions	(25,846)	4,352
Total Increase (Decrease)	(39,391)	48,799
Net Assets
Beginning of Period	1,142,683	1,093,884
End of Period	1,103,292	1,142,683
See accompanying Notes, which are an integral part of the Financial Statements.
7

Real Estate Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.92	$11.53	$16.56	$12.43	$13.74
Investment Operations
Net Investment Income[1]	.300	.327	.297	.257	.259
Net Realized and Unrealized Gain (Loss) on Investments	.218	.888	(4.474)	4.553	(1.054)
Total from Investment Operations	.518	1.215	(4.177)	4.810	(.795)
Distributions
Dividends from Net Investment Income	(.379)	(.286)	(.262)	(.293)	(.316)
Distributions from Realized Capital Gains	(.319)	(.539)	(.591)	(.387)	(.199)
Total Distributions	(.698)	(.825)	(.853)	(.680)	(.515)
Net Asset Value, End of Period	$11.74	$11.92	$11.53	$16.56	$12.43
Total Return	4.74%	11.70%	-26.30%	40.21%	-4.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,103	$1,143	$1,094	$1,538	$1,077
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%[2]	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.59%	2.97%	2.25%	1.79%	2.19%
Portfolio Turnover Rate	11%	10%	11%	12%	10%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.26%.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Real Estate Index Portfolio
Notes to Financial Statements
The Real Estate Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at December 31, 2024.
3. Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2024, the portfolio’s average amounts of investments in total return swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The portfolio had no open total return swap contracts at December 31, 2024.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
9

Real Estate Index Portfolio
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities, but it did make one borrowing from Vanguard Total International Stock Market Index Fund in the amount of $1,000,000 to test the operational readiness of the Interfund Lending Program process. The borrowing was outstanding for one business day at an annualized interest rate of 5.075%, and the related interest expense of less than $500 is recorded in the Statement of Operations. At December 31, 2024, the portfolio had no borrowings outstanding.
8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the portfolio had contributed to Vanguard capital in the amount of $31,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
10

Real Estate Index Portfolio
The following table summarizes the market value of the portfolio's investments as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,101,889	—	4	1,101,893
Temporary Cash Investments	1,777	—	—	1,777
Total	1,103,666	—	4	1,103,670
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the deferral of income from real estate investment trusts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	27,796
Undistributed Long-Term Gains	18,427
Net Unrealized Gains (Losses)	(85,642)
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	2,153
Total	(37,266)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	34,827	27,200
Long-Term Capital Gains	29,381	49,995
Total	64,208	77,195
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,189,312
Gross Unrealized Appreciation	145,448
Gross Unrealized Depreciation	(231,090)
Net Unrealized Appreciation (Depreciation)	(85,642)
E.  During the year ended December 31, 2024, the portfolio purchased $121,150,000 of investment securities and sold $162,703,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $159,000 and sales were $248,000, resulting in net realized gain of $41,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
11

Real Estate Index Portfolio
F.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	11,484	8,943
Issued in Lieu of Cash Distributions	5,842	7,524
Redeemed	(19,234)	(15,456)
Net Increase (Decrease) in Shares Outstanding	(1,908)	1,011
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 35% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Real Estate Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Real Estate Index Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
The portfolio hereby designates for the fiscal year $165,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $29,381,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year. The portfolio designates $28,423,000 of its capital gain dividends as 20% rate gain distributions and $958,000 as unrecaptured section 1250 gain distributions (25% rate gain).
Q690REIT  022025
14

Financial Statements
For the year ended December 31, 2024
Vanguard Variable Insurance Funds
Equity Index Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	17
Tax information	18

Equity Index Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (9.4%)
	Meta Platforms Inc. Class A	502,013	293,934
	Alphabet Inc. Class A	1,345,569	254,716
	Alphabet Inc. Class C	1,095,943	208,711
*	Netflix Inc.	98,432	87,734
	Walt Disney Co.	416,942	46,427
	Verizon Communications Inc.	969,518	38,771
	AT&T Inc.	1,652,360	37,624
	Comcast Corp. Class A	879,275	32,999
	T-Mobile US Inc.	112,187	24,763
	Electronic Arts Inc.	54,980	8,044
*	Charter Communications Inc. Class A	22,272	7,634
*	Take-Two Interactive Software Inc.	37,653	6,931
*	Warner Bros Discovery Inc.	514,239	5,436
*	Live Nation Entertainment Inc.	36,100	4,675
	Omnicom Group Inc.	44,969	3,869
	Fox Corp. Class A	50,790	2,467
	News Corp. Class A	87,396	2,407
	Interpublic Group of Cos. Inc.	85,791	2,404
*	Match Group Inc.	57,824	1,892
	Paramount Global Class B	137,104	1,434
	Fox Corp. Class B	30,573	1,398
	News Corp. Class B	25,734	783
			1,075,053
Consumer Discretionary (11.2%)
*	Amazon.com Inc.	2,155,050	472,796
*	Tesla Inc.	643,122	259,718
	Home Depot Inc.	228,735	88,976
	McDonald's Corp.	164,992	47,830
	Booking Holdings Inc.	7,619	37,854
	Lowe's Cos. Inc.	130,679	32,252
	TJX Cos. Inc.	259,638	31,367
	Starbucks Corp.	261,145	23,830
	NIKE Inc. Class B	274,269	20,754
*	Chipotle Mexican Grill Inc. Class A	313,868	18,926
*	O'Reilly Automotive Inc.	13,299	15,770
	Marriott International Inc. Class A	53,133	14,821
	Hilton Worldwide Holdings Inc.	56,159	13,880
	General Motors Co.	253,271	13,492
	Royal Caribbean Cruises Ltd.	56,980	13,145
*	Airbnb Inc. Class A	99,711	13,103
*	AutoZone Inc.	3,894	12,469
	Ross Stores Inc.	76,427	11,561
*	Lululemon Athletica Inc.	26,020	9,950
	DR Horton Inc.	67,165	9,391
	Ford Motor Co.	897,477	8,885
	Yum! Brands Inc.	64,284	8,624
	Lennar Corp. Class A	54,997	7,500
	Garmin Ltd.	35,414	7,305
*	Deckers Outdoor Corp.	34,999	7,108
	eBay Inc.	110,349	6,836
	Tractor Supply Co.	123,060	6,530
*	Carnival Corp.	239,261	5,962
*	NVR Inc.	706	5,774
*	Expedia Group Inc.	28,290	5,271
	PulteGroup Inc.	47,226	5,143
	Darden Restaurants Inc.	27,063	5,052
*	Ulta Beauty Inc.	10,852	4,720
	Las Vegas Sands Corp.	80,158	4,117
	Best Buy Co. Inc.	44,973	3,859
1

Equity Index Portfolio
		Shares	Market Value• ($000)
	Genuine Parts Co.	31,928	3,728
	Tapestry Inc.	53,689	3,508
	Domino's Pizza Inc.	7,953	3,338
*	Aptiv plc	54,135	3,274
	Pool Corp.	8,757	2,986
*	CarMax Inc.	35,681	2,917
*	Norwegian Cruise Line Holdings Ltd.	101,339	2,607
	LKQ Corp.	59,921	2,202
	Ralph Lauren Corp. Class A	9,238	2,134
	Wynn Resorts Ltd.	21,299	1,835
*	MGM Resorts International	52,105	1,805
	Hasbro Inc.	30,190	1,688
*	Caesars Entertainment Inc.	48,923	1,635
	BorgWarner Inc.	50,381	1,602
*	Mohawk Industries Inc.	12,081	1,439
			1,291,269
Consumer Staples (5.5%)
	Costco Wholesale Corp.	102,028	93,485
	Procter & Gamble Co.	542,331	90,922
	Walmart Inc.	999,579	90,312
	Coca-Cola Co.	892,770	55,584
	PepsiCo Inc.	315,912	48,038
	Philip Morris International Inc.	358,113	43,099
	Altria Group Inc.	390,045	20,395
	Mondelez International Inc. Class A	307,866	18,389
	Colgate-Palmolive Co.	188,035	17,094
	Target Corp.	106,109	14,344
	Kimberly-Clark Corp.	76,820	10,067
	Kenvue Inc.	441,442	9,425
	Kroger Co.	153,404	9,381
	Sysco Corp.	113,005	8,640
*	Monster Beverage Corp.	161,321	8,479
	Keurig Dr Pepper Inc.	259,379	8,331
	General Mills Inc.	127,870	8,154
	Constellation Brands Inc. Class A	35,969	7,949
	Kraft Heinz Co.	203,175	6,240
	Church & Dwight Co. Inc.	56,436	5,909
	Hershey Co.	33,982	5,755
	Archer-Daniels-Midland Co.	110,214	5,568
	Kellanova	61,833	5,007
	Clorox Co.	28,548	4,637
	McCormick & Co. Inc. (Non-Voting)	58,104	4,430
	Estee Lauder Cos. Inc. Class A	53,713	4,027
	Dollar General Corp.	50,686	3,843
	Tyson Foods Inc. Class A	65,883	3,784
*	Dollar Tree Inc.	46,573	3,490
	Conagra Brands Inc.	109,613	3,042
	J M Smucker Co.	24,539	2,702
	Bunge Global SA	32,179	2,502
	Molson Coors Beverage Co. Class B	40,115	2,299
	Lamb Weston Holdings Inc.	32,802	2,192
	Hormel Foods Corp.	67,027	2,103
	Campbell's Co.	45,403	1,902
	Brown-Forman Corp. Class B	41,821	1,588
	Walgreens Boots Alliance Inc.	165,491	1,544
			634,652
Energy (3.2%)
	Exxon Mobil Corp.	1,012,192	108,882
	Chevron Corp.	384,824	55,738
	ConocoPhillips	297,727	29,526
	EOG Resources Inc.	129,567	15,882
	Williams Cos. Inc.	280,449	15,178
	ONEOK Inc.	134,361	13,490
	Schlumberger NV	325,269	12,471
	Kinder Morgan Inc.	444,962	12,192
	Phillips 66	95,131	10,838
	Marathon Petroleum Corp.	74,030	10,327
	Baker Hughes Co. Class A	227,942	9,350
	Targa Resources Corp.	50,232	8,966
2

Equity Index Portfolio
		Shares	Market Value• ($000)
	Valero Energy Corp.	72,923	8,940
	Hess Corp.	63,687	8,471
	Occidental Petroleum Corp.	155,612	7,689
	Diamondback Energy Inc.	43,031	7,050
	EQT Corp.	137,437	6,337
	Halliburton Co.	202,329	5,501
	Devon Energy Corp.	151,299	4,952
	Texas Pacific Land Corp.	4,340	4,800
	Coterra Energy Inc.	169,475	4,328
	APA Corp.	85,230	1,968
			362,876
Financials (13.6%)
*	Berkshire Hathaway Inc. Class B	422,115	191,336
	JPMorgan Chase & Co.	648,368	155,420
	Visa Inc. Class A	397,955	125,770
	Mastercard Inc. Class A	188,767	99,399
	Bank of America Corp.	1,537,154	67,558
	Wells Fargo & Co.	766,614	53,847
	Goldman Sachs Group Inc.	72,266	41,381
	American Express Co.	128,110	38,022
	S&P Global Inc.	73,090	36,401
	Morgan Stanley	285,744	35,924
	Blackrock Inc.	33,536	34,378
	Progressive Corp.	134,862	32,314
	Citigroup Inc.	435,310	30,641
	Blackstone Inc.	166,311	28,675
*	Fiserv Inc.	131,050	26,920
	Charles Schwab Corp.	344,264	25,479
	Marsh & McLennan Cos. Inc.	113,026	24,008
	Chubb Ltd.	86,271	23,837
	KKR & Co. Inc.	155,421	22,988
*	PayPal Holdings Inc.	230,926	19,710
	Intercontinental Exchange Inc.	132,157	19,693
	CME Group Inc.	82,984	19,271
	Aon plc Class A	49,817	17,892
	PNC Financial Services Group Inc.	91,402	17,627
	US Bancorp	359,169	17,179
	Apollo Global Management Inc.	102,963	17,005
	Moody's Corp.	35,896	16,992
	Arthur J Gallagher & Co.	57,532	16,330
	Capital One Financial Corp.	87,864	15,668
	Truist Financial Corp.	305,776	13,265
	Bank of New York Mellon Corp.	167,490	12,868
	Travelers Cos. Inc.	52,293	12,597
	Aflac Inc.	115,175	11,914
	Ameriprise Financial Inc.	22,349	11,899
	Allstate Corp.	60,998	11,760
	MetLife Inc.	133,981	10,970
	MSCI Inc. Class A	18,052	10,831
	American International Group Inc.	143,677	10,460
	Fidelity National Information Services Inc.	124,006	10,016
	Discover Financial Services	57,735	10,001
	Prudential Financial Inc.	82,006	9,720
	Arch Capital Group Ltd.	86,295	7,969
	Nasdaq Inc.	95,300	7,368
	Hartford Financial Services Group Inc.	66,784	7,306
	Willis Towers Watson plc	23,202	7,268
	M&T Bank Corp.	38,222	7,186
	State Street Corp.	67,526	6,628
	Global Payments Inc.	58,566	6,563
	Raymond James Financial Inc.	42,148	6,547
	Fifth Third Bancorp	154,472	6,531
	Synchrony Financial	89,666	5,828
	T. Rowe Price Group Inc.	51,125	5,782
	Brown & Brown Inc.	54,567	5,567
	Huntington Bancshares Inc.	334,826	5,448
*	Corpay Inc.	16,070	5,438
	Cincinnati Financial Corp.	36,012	5,175
	Regions Financial Corp.	209,371	4,924
3

Equity Index Portfolio
		Shares	Market Value• ($000)
	Cboe Global Markets Inc.	24,115	4,712
	Northern Trust Corp.	45,658	4,680
	Citizens Financial Group Inc.	101,499	4,442
	FactSet Research Systems Inc.	8,721	4,189
	W R Berkley Corp.	69,296	4,055
	KeyCorp	228,275	3,913
	Principal Financial Group Inc.	48,461	3,751
	Everest Group Ltd.	9,898	3,588
	Loews Corp.	41,639	3,526
	Jack Henry & Associates Inc.	16,809	2,947
	Assurant Inc.	11,813	2,519
	Erie Indemnity Co. Class A	5,748	2,370
	Globe Life Inc.	19,333	2,156
	MarketAxess Holdings Inc.	8,702	1,967
	Invesco Ltd.	102,598	1,793
	Franklin Resources Inc.	71,495	1,451
			1,561,553
Health Care (10.1%)
	Eli Lilly & Co.	181,443	140,074
	UnitedHealth Group Inc.	211,922	107,203
	Johnson & Johnson	554,406	80,178
	AbbVie Inc.	406,909	72,308
	Merck & Co. Inc.	582,478	57,945
	Thermo Fisher Scientific Inc.	88,063	45,813
	Abbott Laboratories	399,518	45,189
*	Intuitive Surgical Inc.	81,999	42,800
	Pfizer Inc.	1,304,934	34,620
	Danaher Corp.	148,027	33,980
	Amgen Inc.	123,824	32,274
*	Boston Scientific Corp.	339,358	30,311
	Stryker Corp.	79,009	28,447
	Gilead Sciences Inc.	286,909	26,502
	Bristol-Myers Squibb Co.	467,203	26,425
*	Vertex Pharmaceuticals Inc.	59,323	23,889
	Medtronic plc	295,290	23,588
	Elevance Health Inc.	53,377	19,691
	Cigna Group	64,073	17,693
*	Regeneron Pharmaceuticals Inc.	24,250	17,274
	Zoetis Inc. Class A	103,931	16,933
	McKesson Corp.	29,242	16,665
	Becton Dickinson & Co.	66,508	15,089
	CVS Health Corp.	289,909	13,014
	HCA Healthcare Inc.	42,009	12,609
*	Edwards Lifesciences Corp.	135,845	10,057
	Cencora Inc.	40,400	9,077
	Agilent Technologies Inc.	66,184	8,891
	GE HealthCare Technologies Inc.	105,225	8,227
*	IQVIA Holdings Inc.	39,714	7,804
*	IDEXX Laboratories Inc.	18,859	7,797
	ResMed Inc.	33,750	7,718
*	Centene Corp.	116,289	7,045
	Humana Inc.	27,734	7,036
*	Dexcom Inc.	89,961	6,996
	Cardinal Health Inc.	55,753	6,594
*	Mettler-Toledo International Inc.	4,861	5,948
	West Pharmaceutical Services Inc.	16,648	5,453
*	Biogen Inc.	33,574	5,134
*	Waters Corp.	13,684	5,077
	Zimmer Biomet Holdings Inc.	45,843	4,842
	STERIS plc	22,730	4,672
	Labcorp Holdings Inc.	19,251	4,415
*	Insulet Corp.	16,159	4,219
*	Cooper Cos. Inc.	45,897	4,219
	Quest Diagnostics Inc.	25,660	3,871
*	Hologic Inc.	53,538	3,860
*	Molina Healthcare Inc.	13,175	3,835
	Baxter International Inc.	117,595	3,429
	Viatris Inc.	275,095	3,425
*	Align Technology Inc.	16,185	3,375
4

Equity Index Portfolio
		Shares	Market Value• ($000)
*	Moderna Inc.	77,959	3,242
	Revvity Inc.	28,027	3,128
	Bio-Techne Corp.	36,641	2,639
*	Incyte Corp.	36,843	2,545
	Universal Health Services Inc. Class B	13,524	2,426
*	Charles River Laboratories International Inc.	11,775	2,174
*	Solventum Corp.	31,845	2,104
*	Henry Schein Inc.	28,717	1,987
	Teleflex Inc.	10,691	1,903
*	DaVita Inc.	10,386	1,553
			1,157,231
Industrials (8.1%)
	General Electric Co.	249,167	41,559
	Caterpillar Inc.	111,148	40,320
	RTX Corp.	306,539	35,473
	Honeywell International Inc.	149,676	33,810
	Union Pacific Corp.	139,555	31,824
*	Boeing Co.	172,198	30,479
	Eaton Corp. plc	91,034	30,211
*	Uber Technologies Inc.	485,045	29,258
	Automatic Data Processing Inc.	93,864	27,477
	Deere & Co.	58,611	24,833
	Lockheed Martin Corp.	48,596	23,615
	United Parcel Service Inc. Class B	168,466	21,244
	GE Vernova Inc.	63,496	20,886
	Trane Technologies plc	51,834	19,145
	Parker-Hannifin Corp.	29,658	18,863
	Waste Management Inc.	84,042	16,959
	TransDigm Group Inc.	12,952	16,414
	Emerson Electric Co.	131,345	16,278
	3M Co.	125,431	16,192
	Illinois Tool Works Inc.	61,904	15,696
	General Dynamics Corp.	59,429	15,659
	Northrop Grumman Corp.	31,548	14,805
	FedEx Corp.	51,776	14,566
	Cintas Corp.	78,951	14,424
	CSX Corp.	444,236	14,336
	Carrier Global Corp.	192,195	13,119
	PACCAR Inc.	120,811	12,567
	Norfolk Southern Corp.	52,104	12,229
	Johnson Controls International plc	153,946	12,151
*	Copart Inc.	201,796	11,581
	Cummins Inc.	31,581	11,009
	WW Grainger Inc.	10,209	10,761
	Quanta Services Inc.	33,950	10,730
	United Rentals Inc.	15,115	10,648
	Paychex Inc.	73,722	10,337
	Howmet Aerospace Inc.	93,581	10,235
*	Axon Enterprise Inc.	16,687	9,917
	AMETEK Inc.	53,242	9,597
	Fastenal Co.	131,952	9,489
	Republic Services Inc. Class A	46,890	9,433
	L3Harris Technologies Inc.	43,605	9,169
	Verisk Analytics Inc. Class A	32,527	8,959
	Delta Air Lines Inc.	147,697	8,936
	Otis Worldwide Corp.	92,013	8,521
	Ingersoll Rand Inc.	92,751	8,390
	Old Dominion Freight Line Inc.	43,279	7,634
	Westinghouse Air Brake Technologies Corp.	39,599	7,508
	Rockwell Automation Inc.	26,004	7,432
*	United Airlines Holdings Inc.	75,790	7,359
	Equifax Inc.	28,498	7,263
	Xylem Inc.	55,925	6,488
	Broadridge Financial Solutions Inc.	26,906	6,083
	Fortive Corp.	79,916	5,994
	Dover Corp.	31,568	5,922
	Veralto Corp.	56,952	5,801
	Hubbell Inc. Class B	12,373	5,183
	Southwest Airlines Co.	138,111	4,643
5

Equity Index Portfolio
		Shares	Market Value• ($000)
	Lennox International Inc.	7,382	4,498
	Leidos Holdings Inc.	30,735	4,428
	Snap-on Inc.	12,078	4,100
	Jacobs Solutions Inc.	28,620	3,824
	Pentair plc	37,920	3,816
*	Builders FirstSource Inc.	26,503	3,788
	IDEX Corp.	17,453	3,653
	Masco Corp.	49,681	3,605
	Expeditors International of Washington Inc.	32,244	3,572
	Textron Inc.	42,726	3,268
	JB Hunt Transport Services Inc.	18,349	3,131
	Rollins Inc.	64,746	3,001
	Stanley Black & Decker Inc.	35,492	2,850
	CH Robinson Worldwide Inc.	27,247	2,815
*	Dayforce Inc.	36,443	2,647
	Nordson Corp.	12,545	2,625
	Allegion plc	19,908	2,602
	Paycom Software Inc.	11,180	2,292
*	Generac Holdings Inc.	13,702	2,124
	A O Smith Corp.	27,317	1,863
	Huntington Ingalls Industries Inc.	9,033	1,707
			935,623
Information Technology (32.5%)
	Apple Inc.	3,480,949	871,699
	NVIDIA Corp.	5,648,848	758,584
	Microsoft Corp.	1,712,132	721,664
	Broadcom Inc.	1,075,555	249,357
	Salesforce Inc.	220,133	73,597
	Oracle Corp.	370,083	61,671
	Cisco Systems Inc.	917,808	54,334
	Accenture plc Class A	143,875	50,614
*	ServiceNow Inc.	47,430	50,282
	International Business Machines Corp.	212,894	46,801
*	Advanced Micro Devices Inc.	373,626	45,130
*	Adobe Inc.	101,347	45,067
	Intuit Inc.	64,529	40,556
	Texas Instruments Inc.	210,016	39,380
	QUALCOMM Inc.	255,777	39,292
*	Palantir Technologies Inc. Class A	472,171	35,710
	Applied Materials Inc.	189,768	30,862
*	Palo Alto Networks Inc.	150,764	27,433
*	Arista Networks Inc.	237,951	26,301
	Analog Devices Inc.	114,355	24,296
	Micron Technology Inc.	255,299	21,486
	Lam Research Corp.	296,402	21,409
	Intel Corp.	993,492	19,920
	KLA Corp.	30,814	19,417
	Amphenol Corp. Class A	277,548	19,276
*	Cadence Design Systems Inc.	63,180	18,983
*	Crowdstrike Holdings Inc. Class A	53,605	18,341
	Motorola Solutions Inc.	38,499	17,795
*	Synopsys Inc.	35,384	17,174
*	Autodesk Inc.	49,526	14,638
*	Fortinet Inc.	146,546	13,846
	Roper Technologies Inc.	24,707	12,844
*	Workday Inc. Class A	49,064	12,660
	NXP Semiconductors NV	58,551	12,170
*	Fair Isaac Corp.	5,608	11,165
	TE Connectivity plc	68,911	9,852
	Cognizant Technology Solutions Corp. Class A	114,215	8,783
*	Gartner Inc.	17,760	8,604
	Corning Inc.	177,432	8,432
	Dell Technologies Inc. Class C	70,751	8,153
	HP Inc.	221,970	7,243
	Microchip Technology Inc.	123,621	7,090
*	ANSYS Inc.	20,120	6,787
	Monolithic Power Systems Inc.	11,232	6,646
*	Keysight Technologies Inc.	39,971	6,421
*	GoDaddy Inc. Class A	32,344	6,384
6

Equity Index Portfolio
		Shares	Market Value• ($000)
	Hewlett Packard Enterprise Co.	298,481	6,373
*	ON Semiconductor Corp.	98,087	6,184
*	Tyler Technologies Inc.	9,873	5,693
	NetApp Inc.	47,166	5,475
	CDW Corp.	30,608	5,327
*	PTC Inc.	27,695	5,092
*	Teledyne Technologies Inc.	10,735	4,982
*	Western Digital Corp.	79,619	4,748
	Teradyne Inc.	37,422	4,712
*	Zebra Technologies Corp. Class A	11,890	4,592
*	First Solar Inc.	24,670	4,348
	Seagate Technology Holdings plc	48,716	4,205
*	Trimble Inc.	56,300	3,978
*	VeriSign Inc.	19,041	3,941
	Jabil Inc.	25,978	3,738
*	Super Micro Computer Inc.	116,058	3,537
	Gen Digital Inc.	124,849	3,418
*	F5 Inc.	13,345	3,356
*	Akamai Technologies Inc.	34,608	3,310
	Skyworks Solutions Inc.	36,819	3,265
*	EPAM Systems Inc.	13,029	3,046
	Juniper Networks Inc.	76,496	2,865
*	Enphase Energy Inc.	31,205	2,143
			3,726,477
Materials (1.9%)
	Linde plc	109,624	45,896
	Sherwin-Williams Co.	53,368	18,141
	Air Products and Chemicals Inc.	51,236	14,861
	Ecolab Inc.	58,045	13,601
	Freeport-McMoRan Inc.	331,141	12,610
	Newmont Corp.	262,211	9,760
	Corteva Inc.	158,296	9,017
	Vulcan Materials Co.	30,399	7,820
	DuPont de Nemours Inc.	96,169	7,333
	Martin Marietta Materials Inc.	14,051	7,257
	Dow Inc.	161,360	6,475
	PPG Industries Inc.	53,418	6,381
	Nucor Corp.	54,078	6,311
	Smurfit WestRock plc	113,727	6,125
	International Flavors & Fragrances Inc.	58,933	4,983
	Packaging Corp. of America	20,491	4,613
	LyondellBasell Industries NV Class A	59,673	4,432
	International Paper Co.	80,067	4,309
	Ball Corp.	68,724	3,789
	Steel Dynamics Inc.	32,601	3,719
	Avery Dennison Corp.	18,448	3,452
	CF Industries Holdings Inc.	40,076	3,419
	Amcor plc	333,323	3,137
	Eastman Chemical Co.	26,675	2,436
	Albemarle Corp.	27,093	2,332
	Mosaic Co.	73,443	1,805
	Celanese Corp. Class A	25,171	1,742
	FMC Corp.	28,745	1,397
			217,153
Real Estate (2.1%)
	Prologis Inc.	213,162	22,531
	Equinix Inc.	22,223	20,954
	American Tower Corp.	107,642	19,743
	Welltower Inc.	136,243	17,171
	Digital Realty Trust Inc.	71,815	12,735
	Simon Property Group Inc.	70,631	12,163
	Public Storage	36,303	10,870
	Realty Income Corp.	201,509	10,762
	Crown Castle Inc.	100,170	9,091
*	CBRE Group Inc. Class A	69,239	9,090
	Extra Space Storage Inc.	48,821	7,304
	AvalonBay Communities Inc.	32,713	7,196
	Iron Mountain Inc.	67,571	7,102
	VICI Properties Inc. Class A	242,677	7,088
7

Equity Index Portfolio
	Shares	Market Value• ($000)
* CoStar Group Inc.	94,371	6,756
Ventas Inc.	96,585	5,688
Equity Residential	78,646	5,644
SBA Communications Corp. Class A	24,773	5,049
Weyerhaeuser Co.	166,842	4,697
Essex Property Trust Inc.	14,755	4,212
Invitation Homes Inc.	131,342	4,199
Mid-America Apartment Communities Inc.	26,941	4,164
Kimco Realty Corp.	155,438	3,642
Alexandria Real Estate Equities Inc.	35,661	3,479
Healthpeak Properties Inc.	160,933	3,262
UDR Inc.	69,196	3,004
Camden Property Trust	24,585	2,853
Host Hotels & Resorts Inc.	160,708	2,816
Regency Centers Corp.	37,666	2,785
BXP Inc.	33,499	2,491
Federal Realty Investment Trust	17,570	1,967
		240,508
Utilities (2.3%)
NextEra Energy Inc.	473,450	33,942
Southern Co.	252,341	20,773
Duke Energy Corp.	177,905	19,167
Constellation Energy Corp.	72,058	16,120
Sempra	145,919	12,800
American Electric Power Co. Inc.	122,634	11,310
Vistra Corp.	78,364	10,804
Dominion Energy Inc.	193,311	10,412
PG&E Corp.	503,445	10,159
Public Service Enterprise Group Inc.	114,538	9,677
Xcel Energy Inc.	132,247	8,929
Exelon Corp.	231,387	8,709
Entergy Corp.	98,796	7,491
Consolidated Edison Inc.	79,901	7,130
Edison International	89,225	7,124
WEC Energy Group Inc.	72,875	6,853
DTE Energy Co.	47,730	5,763
American Water Works Co. Inc.	44,921	5,592
PPL Corp.	170,103	5,522
Ameren Corp.	61,514	5,483
Atmos Energy Corp.	35,783	4,983
Eversource Energy	84,360	4,845
CenterPoint Energy Inc.	149,781	4,753
FirstEnergy Corp.	118,167	4,701
CMS Energy Corp.	68,887	4,591
NRG Energy Inc.	46,652	4,209
NiSource Inc.	107,390	3,948
Alliant Energy Corp.	59,129	3,497
Evergy Inc.	53,023	3,264
Pinnacle West Capital Corp.	26,177	2,219
AES Corp.	163,860	2,109
		266,879
Total Common Stocks (Cost $5,086,012)		11,469,274
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 4.466% (Cost $9,547)	95,465	9,547
Total Investments (100.0%) (Cost $5,095,559)		11,478,821
Other Assets and Liabilities—Net (0.0%)		(131)
Net Assets (100%)		11,478,690
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8

Equity Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	33	9,794	(53)
See accompanying Notes, which are an integral part of the Financial Statements.
9

Equity Index Portfolio
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,086,012)	11,469,274
Affiliated Issuers (Cost $9,547)	9,547
Total Investments in Securities	11,478,821
Investment in Vanguard	310
Cash Collateral Pledged—Futures Contracts	634
Receivables for Accrued Income	7,041
Receivables for Capital Shares Issued	738
Total Assets	11,487,544
Liabilities
Due to Custodian	10
Payables for Investment Securities Purchased	12
Payables for Capital Shares Redeemed	8,048
Payables to Vanguard	714
Variation Margin Payable—Futures Contracts	70
Total Liabilities	8,854
Net Assets	11,478,690
At December 31, 2024, net assets consisted of:

Paid-in Capital	4,730,130
Total Distributable Earnings (Loss)	6,748,560
Net Assets	11,478,690

Net Assets
Applicable to 159,122,238 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,478,690
Net Asset Value Per Share	$72.14
See accompanying Notes, which are an integral part of the Financial Statements.
10

Equity Index Portfolio
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	143,077
Interest[2]	1,032
Securities Lending—Net	30
Total Income	144,139
Expenses
The Vanguard Group—Note B
Investment Advisory Services	253
Management and Administrative	13,695
Marketing and Distribution	452
Custodian Fees	90
Auditing Fees	108
Shareholders’ Reports	74
Trustees’ Fees and Expenses	6
Other Expenses	21
Total Expenses	14,699
Net Investment Income	129,440
Realized Net Gain (Loss)
Investment Securities Sold[2]	243,687
Futures Contracts	5,860
Realized Net Gain (Loss)	249,547
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,900,775
Futures Contracts	(1,047)
Change in Unrealized Appreciation (Depreciation)	1,899,728
Net Increase (Decrease) in Net Assets Resulting from Operations	2,278,715
1	Dividends are net of foreign withholding taxes of $41,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $958,000, $3,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Equity Index Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	129,440	127,367
Realized Net Gain (Loss)	249,547	380,644
Change in Unrealized Appreciation (Depreciation)	1,899,728	1,454,493
Net Increase (Decrease) in Net Assets Resulting from Operations	2,278,715	1,962,504
Distributions
Total Distributions	(516,582)	(385,336)
Capital Share Transactions
Issued	1,000,158	670,469
Issued in Lieu of Cash Distributions	516,582	385,336
Redeemed	(1,022,556)	(1,002,164)
Net Increase (Decrease) from Capital Share Transactions	494,184	53,641
Total Increase (Decrease)	2,256,317	1,630,809
Net Assets
Beginning of Period	9,222,373	7,591,564
End of Period	11,478,690	9,222,373
See accompanying Notes, which are an integral part of the Financial Statements.
12

Equity Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$60.89	$50.74	$65.47	$53.76	$47.70
Investment Operations
Net Investment Income[1]	.826	.833	.806	.738	.798
Net Realized and Unrealized Gain (Loss) on Investments	13.851	11.870	(12.244)	13.978	7.014
Total from Investment Operations	14.677	12.703	(11.438)	14.716	7.812
Distributions
Dividends from Net Investment Income	(.888)	(.794)	(.758)	(.754)	(.806)
Distributions from Realized Capital Gains	(2.539)	(1.759)	(2.534)	(2.252)	(.946)
Total Distributions	(3.427)	(2.553)	(3.292)	(3.006)	(1.752)
Net Asset Value, End of Period	$72.14	$60.89	$50.74	$65.47	$53.76
Total Return	24.84%	26.11%	-18.23%	28.55%	18.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,479	$9,222	$7,592	$9,354	$7,555
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%[2]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.52%	1.48%	1.25%	1.73%
Portfolio Turnover Rate	4%	5%	5%	4%	8%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Equity Index Portfolio
Notes to Financial Statements
The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending
14

Equity Index Portfolio
Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the portfolio had contributed to Vanguard capital in the amount of $310,000, representing less than 0.01% of the portfolio’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2024, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	120,282
Undistributed Long-Term Gains	245,481
Net Unrealized Gains (Losses)	6,382,797
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	6,748,560
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	138,186	119,864
Long-Term Capital Gains	378,396	265,472
Total	516,582	385,336
*	Includes short-term capital gains, if any.
15

Equity Index Portfolio
As of December 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,096,024
Gross Unrealized Appreciation	6,788,941
Gross Unrealized Depreciation	(406,144)
Net Unrealized Appreciation (Depreciation)	6,382,797
E.  During the year ended December 31, 2024, the portfolio purchased $539,015,000 of investment securities and sold $382,009,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $15,937,000 and sales were $36,015,000, resulting in net realized gain of $5,761,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	14,842	12,250
Issued in Lieu of Cash Distributions	8,098	7,687
Redeemed	(15,286)	(18,089)
Net Increase (Decrease) in Shares Outstanding	7,654	1,848
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2024, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 44% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  The portfolio adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the portfolio identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
16

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Equity Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Equity Index Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
17

Tax information (unaudited)
For corporate shareholders, 94.4%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $501,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $378,396,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q690EQUX 022025
18

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses, with the exception of: the Global Bond Index Portfolio, the Total Stock Market Index Portfolio, the Conservative Allocation Portfolio, the Moderate Allocation Portfolio, and the Total International Stock Market Index Portfolio, are included in the financial statements filed under Item 7 of this Form. The Trustees’ Fees and Expenses for the Global Bond Index Portfolio, the Total Stock Market Index Portfolio, the Conservative Allocation Portfolio, the Moderate Allocation Portfolio, and the Total International Stock Market Index Portfolio are borne by the underlying Vanguard funds in which each invest.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 21, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.